UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02628

Fidelity Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2021

Item 1.

Reports to Stockholders

Fidelity® Conservative Income Municipal Bond Fund

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Maturity Diversification as of June 30, 2021

% of fund's investments
1 - 7	44.7
8 - 30	0.4
31 - 60	6.0
61 - 90	1.2
91 - 180	8.8
>180	38.9

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Top Five States as of June 30, 2021

% of fund's net assets
Texas	9.0
New Jersey	8.4
California	7.7
New York	7.3
Georgia	5.9

Top Five Sectors as of June 30, 2021

% of fund's net assets
Synthetics	24.0
Transportation	16.3
General Obligations	15.1
Industrial Development	12.3
Electric Utilities	8.7

Quality Diversification (% of fund's net assets)

As of June 30, 2021
AAA	2.3%
AA,A	45.3%
BBB	6.1%
Not Rated	0.6%
Short-Term Investments and Net Other Assets	45.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 54.3%
	Principal Amount	Value
Alabama - 0.5%
Black Belt Energy Gas District Bonds Series 2017 A, 4%, tender 7/1/22 (a)	11,100,000	11,463,544
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2.9%, tender 12/12/23 (a)	600,000	636,099
Southeast Alabama Gas Supply District Bonds (Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (a)	710,000	779,173
Southeast Energy Auth. Rev. Bonds (Proj. No. 2) Series 2021 B1:
4% 6/1/24	$510,000	$562,829
4% 6/1/25	615,000	696,639

TOTAL ALABAMA		14,138,284

Arizona - 1.3%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Proj.) Series 2018 A, 5% 6/1/22	830,000	865,110
Series 2015 A, 5% 6/1/22	515,000	537,514
Arizona Ctfs. of Prtn. Series 2019 A, 5% 10/1/21	920,000	930,979
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2007, 2.7%, tender 8/14/23 (a)(b)	2,050,000	2,145,683
Series 2019, 5%, tender 6/3/24 (a)(b)	10,165,000	11,469,950
Coconino County Poll. Cont. Corp. Rev. Bonds Series 2017 A, 1.875%, tender 3/31/23 (a)(b)	1,450,000	1,484,664
Glendale Gen. Oblig. Series 2015, 4% 7/1/21 (FSA Insured)	1,445,000	1,445,000
Maricopa County Rev. Bonds:
Series 2019 B, SIFMA Municipal Swap Index + 0.380% 0.41%, tender 10/18/22 (a)(c)	8,040,000	8,028,952
Series B, 5%, tender 10/18/22 (a)	4,020,000	4,262,215
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016, 5% 7/1/21	1,735,000	1,735,000
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/23 (b)	525,000	574,552
Series 2017 A, 5% 7/1/23 (b)	500,000	547,192
Series 2018, 5% 7/1/22 (b)	1,000,000	1,047,596
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2011, 5% 7/1/21	940,000	940,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2011 A, 5% 12/1/22	1,205,000	1,229,170
Yuma Pledged Rev. Series 2021:
4% 7/1/22	325,000	337,033
4% 7/1/23	325,000	348,664
4% 7/1/24	300,000	331,692

TOTAL ARIZONA		38,260,966

California - 3.4%
California Gen. Oblig. Series 2021:
5% 9/1/22 (d)	4,675,000	4,899,122
5% 9/1/24 (d)	13,000,000	14,822,822
California Health Facilities Fing. Auth. Rev. Bonds Series 2017 A:
5%, tender 11/1/22 (a)	825,000	877,563
5%, tender 11/1/22 (a)	13,650,000	14,519,681
California Infrastructure and Econ. Dev. Bank Rev. Series 2017, 5% 5/15/22	760,000	791,678
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2021 A, 0.22%, tender 7/1/21 (a)(b)	4,100,000	4,100,012
Series 2021 B, 0.3%, tender 7/1/21 (a)(b)	2,300,000	2,300,013
(Waste Mgmt., Inc. Proj.):
Series 2009 A, 1.3%, tender 2/3/25 (a)(e)	750,000	771,298
Series 2020, 0.2%, tender 9/1/21 (a)(b)	9,550,000	9,550,020
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.2%, tender 8/2/21 (a)(b)(e)	15,000,000	15,000,017
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2018 A, 5% 6/1/22	960,000	1,002,240
Los Angeles Dept. Arpt. Rev.:
Series 2017 B, 5% 5/15/23 (b)	1,700,000	1,850,380
Series 2018 C, 5% 5/15/22 (b)	6,490,000	6,759,349
Series 2019 A, 5% 5/15/23 (b)	1,040,000	1,131,997
Series 2020 C, 5% 5/15/24 (b)	500,000	565,626
Series B, 5% 5/15/24 (b)	1,065,000	1,204,782
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2011 A, 5% 7/1/21	445,000	445,000
Oakland Unified School District Alameda County Series 2015, 5% 8/1/21 (FSA Insured)	1,125,000	1,129,356
Sacramento Muni. Util. District Elec. Rev.:
Series 2013 B, 4% 8/15/21	625,000	627,934
Series X, 5% 8/15/22	1,275,000	1,282,380
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2013 B, 5% 7/1/21 (b)	2,900,000	2,900,000
Series 2019 B, 5% 7/1/24 (b)	500,000	567,529
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2013 A, 5% 5/1/22 (Escrowed to Maturity) (b)	1,020,000	1,060,607
Series 2016 A, 5% 5/1/22 (Escrowed to Maturity)	3,600,000	3,746,408
Series 2016 D, 5% 5/1/22 (Escrowed to Maturity)	470,000	489,114
Series 2017 D, 5% 5/1/24 (b)	1,000,000	1,128,997
Series 2018 A, 5% 5/1/22 (Escrowed to Maturity) (b)	500,000	519,905
Series 2019 A, 5% 1/1/25 (b)	1,430,000	1,650,299
Series 2019 H:
5% 5/1/22 (Escrowed to Maturity) (b)	1,000,000	1,039,811
5% 5/1/24 (b)	550,000	620,948
San Jose Int. Arpt. Rev.:
Series 2014 A, 5% 3/1/23 (Escrowed to Maturity) (b)	3,500,000	3,774,641
Series 2017 B, 5% 3/1/22 (Escrowed to Maturity)	500,000	516,084
Series 2021 B, 5% 3/1/25	375,000	437,583

TOTAL CALIFORNIA		102,083,196

Colorado - 1.6%
Colorado Health Facilities Auth.:
Bonds (Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (a)	925,000	954,846
Series 2019 A, 5% 1/1/22	625,000	640,001
Colorado Health Facilities Auth. Rev. Bonds Series 2016 C, 5%, tender 11/15/23 (a)	595,000	662,236
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	4,210,000	4,242,953
Denver City & County Arpt. Rev.:
(Sub Lien Proj.) Series 2013 A, 5% 11/15/21 (b)	1,210,000	1,231,487
Series 2011 A, 5% 11/15/21 (b)	5,750,000	5,852,107
Series 2012 A:
5% 11/15/22 (b)	1,610,000	1,713,695
5% 11/15/23 (b)	500,000	532,560
5% 11/15/24 (b)	1,600,000	1,703,508
Series 2012 B, 5% 11/15/29 (Pre-Refunded to 11/15/22 @ 100)	1,000,000	1,065,751
Series 2013 A, 5% 11/15/22 (b)	800,000	851,526
Series 2013 B, 5% 11/15/22	225,000	239,813
Series 2020 A1:
5% 11/15/21	2,850,000	2,900,933
5% 11/15/22	9,250,000	9,860,300
Series 2020 A2:
5% 11/15/21	5,730,000	5,832,402
5% 11/15/22	3,385,000	3,608,337
Series 2020 B1:
5% 11/15/21 (b)	2,120,000	2,157,647
5% 11/15/22 (b)	2,230,000	2,373,628
Vauxmont Metropolitan District Series 2020, 5% 12/1/23 (FSA Insured)	195,000	215,530

TOTAL COLORADO		46,639,260

Connecticut - 3.4%
Connecticut Gen. Oblig.:
Series 2011 D, 5% 11/1/22	520,000	528,330
Series 2012 B, 5% 4/15/23	650,000	674,754
Series 2013 A:
1.02% 3/1/25 (a)	1,075,000	1,098,397
5% 10/15/22	4,815,000	5,116,172
Series 2013 E, 5% 8/15/21	1,400,000	1,408,158
Series 2014 C, 5% 6/15/22	5,620,000	5,881,116
Series 2014 D, 5% 6/15/22	855,000	894,725
Series 2016 B:
5% 5/15/23	1,470,000	1,602,933
5% 5/15/25	505,000	593,664
Series 2016 D, 5% 8/15/23	600,000	660,594
Series 2016 E:
5% 10/15/21	475,000	481,630
5% 10/15/23	1,210,000	1,341,298
Series 2016 G, 5% 11/1/21	2,950,000	2,997,570
Series 2018 B, 5% 4/15/22	2,080,000	2,159,744
Series 2018 F:
5% 9/15/21	1,645,000	1,661,273
5% 9/15/22	5,980,000	6,330,066
Series 2019 A:
5% 4/15/22	710,000	737,220
5% 4/15/23	3,985,000	4,329,565
Series 2020 B, 5% 1/15/23	1,265,000	1,359,291
Series 2020 C, 3% 6/1/22	500,000	513,152
Series 2021 D, 5% 7/15/24 (d)	1,760,000	2,001,506
Series A:
3% 1/15/22	550,000	558,490
3% 1/15/23	1,050,000	1,096,053
3% 1/15/24	500,000	534,446
3% 4/15/24	500,000	537,468
4% 1/15/24	465,000	508,779
5% 3/15/22	9,405,000	9,727,367
Series B, 5% 5/15/23	2,065,000	2,066,390
Series C:
4% 6/1/23	400,000	429,376
5% 12/15/23	735,000	820,238
5% 6/1/24	2,555,000	2,666,929
Series F, 5% 11/15/21	690,000	702,436
Connecticut Health & Edl. Facilities Auth. Rev.:
(Quinnipiac Univ., Ct Proj.) Series 2016 M, 5% 7/1/21	1,040,000	1,040,000
Bonds:
Series 2010 A3, 0.25%, tender 2/9/24 (a)	11,800,000	11,766,674
Series 2017 A1, 5%, tender 7/1/22 (a)	675,000	707,824
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.) Series 2017 A:
5% 11/15/21 (b)	650,000	661,346
5% 11/15/23 (b)	565,000	625,009
(Chesla Loan Prog.):
Series B, 5% 11/15/22 (b)	125,000	132,873
Series C:
5% 11/15/21	100,000	101,764
5% 11/15/22	175,000	186,146
5% 11/15/23	225,000	248,841
Connecticut Hsg. Fin. Auth.:
Series A2:
0.2% 5/15/22 (b)	750,000	750,071
0.25% 11/15/22 (b)	555,000	555,045
0.35% 5/15/23 (b)	250,000	249,982
0.4% 11/15/23 (b)	300,000	299,746
Series C:
5% 5/15/22 (b)	1,000,000	1,039,262
5% 5/15/23 (b)	445,000	481,309
Sseries C, 5% 11/15/22 (b)	1,045,000	1,109,328
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2012, 5% 1/1/22	880,000	901,166
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2011 A, 5% 12/1/22	825,000	841,548
Series 2015 A, 5% 8/1/22	725,000	763,172
Series 2016 A, 5% 9/1/21	1,880,000	1,895,031
Series 2021 C:
5% 1/1/23 (d)	4,925,000	5,211,933
5% 1/1/24 (d)	1,340,000	1,473,989
5% 1/1/25 (d)	1,685,000	1,921,545
Series A:
5% 10/1/21	1,270,000	1,285,317
5% 12/1/21	500,000	510,095
5% 10/1/22	1,900,000	2,015,291
5% 5/1/23	1,850,000	2,013,878
Series B, 5% 10/1/21	245,000	247,955

TOTAL CONNECTICUT		101,055,270

Delaware - 0.0%
Delaware Trans. Auth. Grant Series 2020, 5% 9/1/24	850,000	972,009
District Of Columbia - 0.8%
District of Columbia Hosp. Rev. Series 2015, 5% 7/15/22	150,000	157,415
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/21 (Escrowed to Maturity) (b)	105,000	106,231
5% 10/1/22 (b)	1,695,000	1,714,879
Series 2013 A, 5% 10/1/22 (b)	1,000,000	1,059,510
Series 2014 A, 5% 10/1/21 (b)	610,000	617,218
Series 2017 A, 5% 10/1/21 (b)	1,760,000	1,780,825
Series 2019 A:
5% 10/1/21 (b)	610,000	617,218
5% 10/1/22 (b)	220,000	233,092
Series 2020 A:
5% 10/1/21 (b)	2,490,000	2,519,463
5% 10/1/22 (b)	3,625,000	3,840,724
5% 10/1/23 (b)	1,910,000	2,113,009
Series 2020 B, 5% 10/1/21	1,260,000	1,275,068
Series 2021 A, 5% 10/1/24 (b)(d)	5,500,000	6,311,765

TOTAL DISTRICT OF COLUMBIA		22,346,417

Florida - 2.3%
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (b)	625,000	662,437
Series 2017, 5% 10/1/24 (b)	500,000	573,126
Series 2019 A:
5% 10/1/21 (b)	2,400,000	2,428,580
5% 10/1/22 (b)	1,925,000	2,040,307
Series 2019 B, 5% 10/1/22 (b)	865,000	916,813
Broward County Port Facilities Rev. Series 2011 B:
5% 9/1/21 (b)	905,000	912,084
5% 9/1/21 (Escrowed to Maturity) (b)	430,000	433,307
5% 9/1/22 (b)	330,000	332,579
5% 9/1/22 (Pre-Refunded to 9/1/21 @ 100) (b)	670,000	675,153
Broward County School District Series 2015, 5% 7/1/22	400,000	419,410
Citizens Property Ins. Corp.:
Series 2012 A1, 5% 6/1/22	1,995,000	2,082,780
Series 2015 A1, 5% 6/1/22	10,040,000	10,240,147
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	5,150,000	5,363,227
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2011 B, 5% 10/1/21 (b)	1,470,000	1,487,468
Series 2015 A, 4% 10/1/22 (b)	1,070,000	1,120,632
Series 2016 A:
5% 10/1/21 (b)	685,000	693,140
5% 10/1/22 (b)	770,000	816,023
Series 2019 A, 5% 10/1/22 (b)	4,430,000	4,694,780
Hillsborough County Aviation Auth. Rev.:
Series 2013 A, 5.5% 10/1/24 (b)	1,070,000	1,192,885
Series 2018 E, 5% 10/1/23 (b)	225,000	248,646
Hillsborough County School Board Ctfs. of Prtn. Series 2016, 5% 7/1/21	655,000	655,000
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2013 A, 5% 10/1/22	855,000	906,214
Series 2014 A, 5% 10/1/21	1,385,000	1,401,493
JEA Wtr. & Swr. Sys. Rev. Series A, 5% 10/1/23	895,000	989,486
Lee County Arpt. Rev. Series 2021 A:
5% 10/1/23 (b)	405,000	447,370
5% 10/1/24 (b)	1,530,000	1,752,696
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/21 (b)	860,000	870,111
5% 10/1/22 (b)	2,135,000	2,261,223
5% 10/1/24	895,000	948,262
Series 2014, 5% 10/1/21 (b)	820,000	829,640
Series 2015 A, 5% 10/1/21 (b)	790,000	799,288
Series 2019 C, 5% 10/1/21	1,600,000	1,619,013
Series 2020 A, 5% 10/1/23	1,105,000	1,222,711
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013 A, 5% 7/1/21	1,505,000	1,505,000
Series 2014 B, 5% 7/1/21	1,620,000	1,620,000
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2013, 5% 8/1/21	900,000	903,433
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Florida Proj.) Series 2018, 2.85%, tender 8/2/21 (a)(b)	1,575,000	1,578,476
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/22	845,000	879,227
Orange County Health Facilities Auth.:
Series 2016 B, 5% 10/1/21	225,000	227,628
Series B:
5% 10/1/21	2,670,000	2,701,187
5% 10/1/22	2,605,000	2,757,996
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/22	755,000	791,324
Orlando Utils. Commission Util. Sys. Rev. Series 2011 B, 5% 10/1/22	850,000	860,184
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 5% 8/1/21	755,000	757,955
Tampa Hosp. Rev. Series 2016 B, 5% 7/1/22	935,000	979,116

TOTAL FLORIDA		67,597,557

Georgia - 4.0%
Atlanta Arpt. Passenger Facilities Charge Rev. Series 2019 F, 5% 7/1/22	10,650,000	11,161,289
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009 1st, 2.75%, tender 3/15/23 (a)	6,275,000	6,526,370
Series 2013, 1.55%, tender 8/19/22 (a)	3,530,000	3,579,172
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012 1st, 1.55%, tender 8/19/22 (a)	500,000	506,965
Series 1995, 2.25%, tender 5/25/23 (a)	500,000	517,032
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/21	1,370,000	1,370,000
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2012 A, 5% 11/1/21	1,200,000	1,219,026
Series 2020 A:
3% 11/1/21	820,000	827,585
3% 11/1/22	650,000	674,060
4% 11/1/23	895,000	971,151
4% 11/1/24	1,380,000	1,539,473
5% 1/1/22	1,800,000	1,842,927
5% 1/1/22	1,000,000	1,023,849
5% 1/1/23	2,775,000	2,973,205
5% 1/1/23	1,250,000	1,339,282
Series C, 5% 1/1/22	3,195,000	3,271,196
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S, 5% 10/1/23	2,050,000	2,170,547
Griffin-Spalding County Hosp. (WellStar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/23	250,000	270,465
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 A, 4%, tender 9/1/23 (a)	5,480,000	5,878,537
Series 2018 B, 1 month U.S. LIBOR + 0.750% 0.809%, tender 9/1/23 (a)(c)	25,095,000	25,220,023
Series 2018 C, 4%, tender 12/1/23 (a)	2,490,000	2,688,926
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 0.6%, tender 12/1/23 (a)(c)	40,030,000	40,187,534
Series 2019 B, 4%, tender 12/2/24 (a)	875,000	975,160
Series 2018 A, 4% 3/1/23	600,000	637,691
Private Colleges & Univs. Auth. Rev. (Mercer Univ. Proj.) Series 2021, 5% 10/1/22 (d)	300,000	317,617

TOTAL GEORGIA		117,689,082

Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2011, 5% 7/1/22 (Pre-Refunded to 7/1/21 @ 100) (b)	500,000	500,000
Hawaii Gen. Oblig.:
Series 2012 EF, 5% 11/1/21	680,000	691,034
Series 2015 EZ, 5% 10/1/21	200,000	202,427
Series FG, 5% 10/1/21	1,750,000	1,771,239
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/21 (FSA Insured) (b)	700,000	702,439
5% 8/1/22 (b)	750,000	783,297

TOTAL HAWAII		4,650,436

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. (Idaho St Garvee Proj.) Series 2017 A, 5% 7/15/21	660,000	661,141
Illinois - 2.6%
Champaign County Cmnty. Unit Series 2020 A, 0% 1/1/23	200,000	198,365
Chicago Midway Arpt. Rev. Series 2014 A, 5% 1/1/22 (b)	2,000,000	2,046,985
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 5% 1/1/22 (b)	4,720,000	4,830,885
Series 2013 A:
5% 1/1/22 (Escrowed to Maturity) (b)	2,185,000	2,235,875
5% 1/1/23 (b)	1,835,000	1,963,196
Series 2015 B, 5% 1/1/22 (Escrowed to Maturity)	2,180,000	2,232,421
Series 2015 C, 5% 1/1/22 (b)	900,000	921,143
Series 2017 C, 5% 1/1/22	1,310,000	1,341,108
Series 2017 D, 5% 1/1/22 (b)	1,000,000	1,023,493
Chicago Park District Gen. Oblig. Series 2014 B, 5% 1/1/22	450,000	460,297
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2021:
5% 6/1/23	550,000	599,233
5% 6/1/24	625,000	707,628
Cook County Gen. Oblig.:
Series 2012 C:
5% 11/15/21	1,655,000	1,684,452
5% 11/15/22	1,670,000	1,779,945
Series 2021 A:
3% 11/15/21	225,000	227,343
5% 11/15/22	1,400,000	1,492,170
5% 11/15/23	390,000	432,989
5% 11/15/24	450,000	517,378
Illinois Fin. Auth. Rev.:
Bonds Series 2017 B, 5%, tender 12/15/22 (a)	1,000,000	1,069,181
Series 2011 A, 5% 8/15/21 (Escrowed to Maturity)	775,000	779,486
Series 2013, 4% 10/1/21	805,000	812,578
Series 2014 A, 5% 10/1/21	100,000	101,198
Series 2014, 5% 8/1/21	625,000	627,441
Series 2017, 5% 8/15/21	1,035,000	1,040,980
Series 2019:
5% 9/1/21	465,000	468,601
5% 9/1/22	225,000	237,304
Illinois Gen. Oblig.:
Series 2012:
5% 8/1/21	1,205,000	1,209,696
5% 8/1/22 (FSA Insured)	7,845,000	8,255,627
Series 2013 A, 5% 4/1/24	1,705,000	1,846,677
Series 2013, 5% 7/1/22	490,000	513,184
Series 2017 D, 5% 11/1/21	5,940,000	6,034,314
Series 2018 B, 5% 10/1/21	1,800,000	1,821,412
Series 2021 A:
5% 3/1/22	2,395,000	2,470,980
5% 3/1/23	230,000	247,690
Series 2021 B, 5% 3/1/23	275,000	296,151
Series 2021 C, 4% 3/1/23	1,960,000	2,078,262
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/22	350,000	359,682
5% 2/1/23	180,000	193,471
Illinois Reg'l. Trans. Auth.:
Series 2000, 6.25% 7/1/21	1,100,000	1,100,000
Series 2017 A, 5% 7/1/21	520,000	520,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A:
5% 12/1/21	1,065,000	1,086,097
5% 12/1/22	3,775,000	4,029,822
Series 2018 A, 5% 1/1/25	1,145,000	1,323,983
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2011, 5.5% 2/1/23	1,470,000	1,580,409
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/22	5,015,000	5,233,764
5% 6/1/23	6,070,000	6,617,028
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 C, 5% 3/15/23	520,000	562,432
Univ. of Illinois Rev. Series 2013 A:
5% 4/1/22	505,000	523,209
5% 4/1/25	250,000	269,139
Waukegan Gen. Oblig. Series 2018 B, 4% 12/30/22 (FSA Insured)	600,000	631,422

TOTAL ILLINOIS		78,636,126

Indiana - 1.6%
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 2.95%, tender 10/1/21 (a)(b)	1,580,000	1,590,736
Indiana Fin. Auth. Hosp. Rev. Bonds:
Series 2011 H, 1.65%, tender 1/1/22 (a)	1,555,000	1,566,433
Series 2011 I, 1.65%, tender 1/1/22 (a)	5,000,000	5,036,763
Series 2011 L:
SIFMA Municipal Swap Index + 0.280% 0.31%, tender 7/1/21 (a)(c)	6,600,000	6,600,000
SIFMA Municipal Swap Index + 0.280% 0.31%, tender 7/1/21 (a)(c)	7,400,000	7,400,000
Series 2015 B, 1.65%, tender 1/1/22 (a)	6,210,000	6,255,660
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2011 A, 5% 10/1/21 (Escrowed to Maturity)	100,000	101,198
Indianapolis Gas Util. Sys. Rev. Series 2020 A, 5% 8/15/22	1,115,000	1,175,666
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2015 I, 5% 1/1/23 (b)	1,660,000	1,773,121
Series 2021 A:
5% 6/1/22	275,000	286,892
5% 6/1/23	610,000	664,236
Purdue Univ. Rev.:
Series 2020 EE, 5% 7/1/22	475,000	498,147
Series CC, 5% 7/1/22	575,000	603,020
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (a)(b)	3,255,000	3,466,113
Series 2016 A, 5%, tender 3/1/23 (a)(b)	8,700,000	9,390,275

TOTAL INDIANA		46,408,260

Iowa - 0.0%
Iowa Fin. Auth. Rev. Series 2018 B, 5% 2/15/23	515,000	554,824
Kentucky - 2.2%
Kentucky Asset/Liability Commission Agcy. Fund Rev. Series A:
3% 9/1/22	500,000	515,934
5% 9/1/22	3,750,000	3,956,607
Kentucky Asset/Liability Commission Gen. Fund Rev. Series 2021 A, 5% 11/1/24	1,000,000	1,148,549
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St Proj.) Series 2005 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200,000	7,228,057
Series 2016 B, 5% 11/1/23	705,000	780,989
Series 2016:
3% 4/1/22	895,000	913,163
5% 11/1/21	900,000	914,391
Series 2017:
5% 4/1/22	1,155,000	1,196,735
5% 4/1/23	1,290,000	1,398,205
5% 4/1/24	2,300,000	2,587,211
Series 2018, 5% 5/1/23	3,545,000	3,856,288
Series A:
5% 11/1/21	650,000	660,394
5% 8/1/22	4,415,000	4,432,418
5% 10/1/22	1,025,000	1,086,663
5% 8/1/23	625,000	685,506
5% 11/1/23	1,030,000	1,141,019
Series B:
5% 8/1/21	2,440,000	2,449,508
5% 11/1/21	5,980,000	6,075,621
5% 8/1/22	930,000	978,548
5% 11/1/22	1,555,000	1,654,721
5% 8/1/23	3,950,000	4,332,397
Series C, 5% 11/1/21	11,065,000	11,242,680
Kentucky, Inc. Pub. Energy:
Bonds Series C1, 4%, tender 6/1/25 (a)	585,000	658,155
Series 2018 B, 4% 7/1/21	2,200,000	2,200,000
Louisville & Jefferson County Bonds Series 2020 B, 5%, tender 10/1/23 (a)	1,000,000	1,105,468
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 A, 2.3%, tender 9/1/21 (a)	2,050,000	2,056,883

TOTAL KENTUCKY		65,256,110

Louisiana - 0.5%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/22 (FSA Insured)	3,620,000	3,779,279
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B, 5% 1/1/22 (b)	520,000	531,477
Series 2017 D2, 5% 1/1/22 (b)	655,000	669,457
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (a)	8,040,000	8,223,987
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	800,000	872,818

TOTAL LOUISIANA		14,077,018

Maine - 0.0%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 4% 7/1/21	250,000	250,000
Maryland - 0.0%
Maryland Gen. Oblig. Series 2 A, 5% 8/1/23	1,130,000	1,243,625
Massachusetts - 1.9%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series A, 0% 7/1/22	6,965,000	6,950,484
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds:
Series N, 1.45%, tender 7/1/21 (a)	460,000	460,000
Series S3, SIFMA Municipal Swap Index + 0.500% 0.53%, tender 1/26/23 (a)(c)	7,400,000	7,426,776
Series 2013 S, 5% 7/1/21	600,000	600,000
Series 2014 M4, 5% 7/1/22	455,000	477,173
Series 2016 I, 5% 7/1/21	1,505,000	1,505,000
Series 2018 R, 5% 10/1/22	160,000	169,626
Series 2020 A, 5% 10/1/22	905,000	959,092
Series 2021 I, 5% 10/1/24 (d)	900,000	1,030,304
Series H1, 5% 7/1/21	600,000	600,000
Series O, 5% 12/1/21	1,465,000	1,494,021
Massachusetts Edl. Fing. Auth. Rev.:
Series 2013, 5% 7/1/22 (b)	1,000,000	1,047,596
Series 2015 A:
5% 1/1/22 (b)	1,400,000	1,433,317
5% 1/1/24 (b)	18,160,000	20,171,926
Series 2016 J:
5% 7/1/21 (b)	3,200,000	3,200,000
5% 7/1/22 (b)	1,795,000	1,880,434
Series 2018 B, 5% 7/1/23 (b)	450,000	491,052
Series 2020 C, 5% 7/1/24 (b)	600,000	678,729
Massachusetts Port Auth. Rev. Series 2017 A:
5% 7/1/21 (Escrowed to Maturity) (b)	4,435,000	4,435,000
5% 7/1/23 (b)	2,000,000	2,187,083

TOTAL MASSACHUSETTS		57,197,613

Michigan - 2.7%
Detroit Downtown Dev. Auth. Tax:
Series 1, 5% 7/1/21 (FSA Insured)	1,185,000	1,185,000
Series A, 5% 7/1/22 (FSA Insured)	855,000	895,342
Grand Rapids Pub. Schools Series 2017, 5% 5/1/22 (FSA Insured)	1,170,000	1,216,889
Huron School District Series 2019, 5% 5/1/22	660,000	686,111
Imlay City Cmnty. School District Series 2020 I, 4% 5/1/23	555,000	592,963
Michigan Fin. Auth. Rev.:
Bonds:
Series 2016 MI2, SIFMA Municipal Swap Index + 0.480% 0.51%, tender 7/1/21 (a)(c)	45,050,000	45,059,537
Series 2019 B, 3.5%, tender 11/15/22 (a)	4,325,000	4,497,350
Series 2012, 5% 11/1/21	500,000	507,961
Series 2015 D1:
0.25% 10/15/22	540,000	540,133
0.4% 10/15/23	450,000	450,024
0.55% 10/15/24	700,000	701,094
Michigan Gen. Oblig. Series 2016:
5% 3/15/22	1,335,000	1,379,599
5% 3/15/24	500,000	563,227
Michigan State Univ. Revs.:
Series 2015 A, 5% 8/15/21	750,000	754,343
Series 2019 C:
4% 2/15/22	500,000	511,917
5% 8/15/21	865,000	870,009
Michigan Strategic Fund Exempt Facilities Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 2.85%, tender 8/2/21 (a)(b)	10,500,000	10,523,176
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds Series CC, 1.45%, tender 9/1/21 (a)	1,325,000	1,327,605
Milan Area Schools Series 2019, 5% 5/1/22	675,000	701,473
South Lyon Cmnty. Schools Series 2016, 5% 5/1/23	775,000	843,053
Wayne County Arpt. Auth. Rev.:
Series 2011 A:
4.125% 12/1/22 (FSA Insured) (b)	1,200,000	1,218,636
5% 12/1/21 (b)	4,500,000	4,587,618
Sseries 2012 A, 5% 12/1/21	1,580,000	1,611,299

TOTAL MICHIGAN		81,224,359

Minnesota - 0.2%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2016 B:
5% 1/1/22	200,000	204,729
5% 1/1/23	1,400,000	1,498,463
Minnesota Hsg. Fin. Agcy. Series H:
0.6% 7/1/23 (b)	245,000	245,735
0.7% 7/1/24 (b)	215,000	215,397
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017, 5% 1/1/22	175,000	179,102
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (a)	3,100,000	3,148,042
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. Series 2017 A, 5% 11/15/21	575,000	584,928

TOTAL MINNESOTA		6,076,396

Missouri - 0.1%
Missouri Health & Edl. Facilities Rev. Series 2014 A, 5% 6/1/24	1,670,000	1,898,613
Saint Louis Arpt. Rev. Series 2017 B:
5% 7/1/21 (FSA Insured) (b)	905,000	905,000
5% 7/1/22 (FSA Insured) (b)	1,000,000	1,046,154

TOTAL MISSOURI		3,849,767

Nebraska - 0.3%
Central Plains Energy Proj. Gas Supply Series 2019:
4% 8/1/21	1,400,000	1,404,260
4% 8/1/22	1,500,000	1,560,949
4% 2/1/23	1,060,000	1,122,448
4% 8/1/23	1,170,000	1,260,044
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Projs.) Series 2017, 5% 7/1/23	825,000	899,570
Nebraska Pub. Pwr. District Rev.:
Series 2014, 5% 7/1/21	250,000	250,000
Series 2016 A, 5% 1/1/25	1,000,000	1,157,072
Series 2017 B, 5% 1/1/25	650,000	752,097

TOTAL NEBRASKA		8,406,440

Nevada - 2.2%
Clark County Arpt. Rev.:
Series 2017 C, 5% 7/1/21 (Escrowed to Maturity) (b)	27,370,000	27,370,000
Series 2018 A, 5% 7/1/21 (Escrowed to Maturity)	1,830,000	1,830,000
Series 2019 C, 5% 7/1/21	7,980,000	7,980,000
Series 2019 D, 5% 7/1/22	700,000	733,461
Series 2021 B, 5% 7/1/24 (b)	870,000	988,338
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev.:
(Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/21 (b)	1,875,000	1,875,000
Series 2015 C, 5% 7/1/21	895,000	895,000
Series 2019 E:
5% 7/1/21	5,870,000	5,870,000
5% 7/1/22	2,350,000	2,462,335
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (a)	1,570,000	1,604,994
Clark County School District:
Series 2016 A, 5% 6/15/24	240,000	272,575
Series 2016 D, 5% 6/15/23	2,715,000	2,965,659
Series 2016 F, 4% 6/15/24	500,000	508,355
Series 2017 A, 5% 6/15/22	170,000	177,764
Series 2017 C, 5% 6/15/22	700,000	731,971
Series 2020 A, 3% 6/15/25 (FSA Insured)	500,000	549,263
Nevada Dept. of Bus. & Industry Bonds (Republic Svcs., Inc. Proj.) Series 2001, 0.25%, tender 12/1/21 (a)(b)(e)	700,000	700,090
Washoe County Gas Facilities Rev. Bonds:
(Sierra Pacific Pwr. Co. Proj.) Series 2016 C, 0.625%, tender 4/15/22 (a)(b)	1,960,000	1,964,240
Series 2016 F, 2.05%, tender 4/15/22 (a)(b)	3,400,000	3,445,353
Series 2016, 2.05%, tender 4/15/22 (a)(b)	2,360,000	2,391,480

TOTAL NEVADA		65,315,878

New Hampshire - 0.2%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.) Series 2020 A3, 0.2%, tender 9/1/21 (a)(b)	4,000,000	4,000,008
New Hampshire Health & Ed. Facilities Auth. Rev. (Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	570,000	573,915

TOTAL NEW HAMPSHIRE		4,573,923

New Jersey - 6.6%
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2005 C, 5.25% 11/1/21 (FSA Insured)	3,125,000	3,177,444
Series B, 0% 11/1/22 (FSA Insured)	1,645,000	1,631,453
Hudson County Gen. Oblig. Series 2020, 2% 11/15/22	10,000,000	10,249,631
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Proj.) Series 2017 B, 5% 11/1/22	3,655,000	3,884,322
(New Jersey Transit Corp. Projs.) Series 2017 B, 5% 11/1/21	25,025,000	25,415,838
Series 2012 II:
5% 3/1/22	725,000	747,782
5% 3/1/23	1,535,000	1,582,643
Series 2012, 5% 6/15/22 (Assured Guaranty Corp. Insured)	1,300,000	1,357,968
Series 2013 NN 5% 3/1/22	6,665,000	6,874,442
Series 2013:
5% 3/1/23	965,000	1,039,955
5% 3/1/24	660,000	711,310
Series 2014 UU, 5% 6/15/23	675,000	737,319
Series 2015 XX:
4% 6/15/22	100,000	103,548
4% 6/15/24	1,245,000	1,374,954
5% 6/15/22	840,000	877,787
5% 6/15/23	825,000	901,167
Series 2016 AAA, 5% 6/15/23	625,000	682,702
Series 2018 FFF, 5% 6/15/23	500,000	546,162
Series 2019, 5.25% 9/1/24 (e)	7,700,000	8,825,892
New Jersey Edl. Facility Series 2016 C, 5% 7/1/24 (FSA Insured)	1,000,000	1,137,628
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/23	11,190,000	11,984,995
5% 6/1/24	855,000	969,370
5% 6/1/25	500,000	586,762
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016, 5% 7/1/21	1,000,000	1,000,000
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011-1, 5.5% 12/1/21 (b)	6,345,000	6,480,576
Series 2012 1, 5% 12/1/22 (b)	1,385,000	1,475,021
Series 2014 1A, 5% 12/1/21 (b)	4,500,000	4,587,046
Series 2014 A1 1, 5% 12/1/22 (b)	1,150,000	1,224,916
Series 2016 1A:
5% 12/1/21 (b)	2,000,000	2,039,534
5% 12/1/22 (b)	3,500,000	3,732,644
5% 12/1/23 (b)	3,500,000	3,889,052
5% 12/1/24 (b)	4,400,000	5,073,112
Series 2017 1A, 5% 12/1/22 (b)	300,000	319,499
Series 2017 1B, 5% 12/1/21 (b)	340,000	346,562
Series 2018 B, 5% 12/1/21 (b)	1,290,000	1,314,899
Series 2019 A:
5% 12/1/22	705,000	751,861
5% 12/1/24	555,000	638,272
Series 2020:
5% 12/1/22 (b)	1,550,000	1,650,745
5% 12/1/22 (b)	685,000	729,523
5% 12/1/24 (b)	1,100,000	1,261,819
Series 2021 A, 5% 12/1/24 (b)	330,000	378,063
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/22	3,870,000	4,037,919
5% 6/1/23	2,585,000	2,817,386
5% 6/1/24	2,400,000	2,720,131
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2014 C, 5% 1/1/25	4,250,000	4,915,952
Series 2017 E, 5% 1/1/25	3,145,000	3,637,804
New Jersey Trans. Trust Fund Auth.:
Series 2005 B:
5.25% 12/15/22 (AMBAC Insured)	410,000	439,601
5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,815,000	1,857,931
Series 2006 A:
5.5% 12/15/21	8,270,000	8,465,614
5.5% 12/15/21 (FSA Insured)	3,330,000	3,410,003
5.5% 12/15/22 (FSA Insured)	1,120,000	1,205,942
Series 2006 C, 0% 12/15/24 (AMBAC Insured)	160,000	155,000
Series 2006, 5.25% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,620,000	2,679,011
Series 2010 D, 5.25% 12/15/23	720,000	806,508
Series 2012 AA, 5% 6/15/22	660,000	689,690
Series 2014 AA, 5% 6/15/23	2,050,000	2,239,264
Series 2016 A, 5% 6/15/22	6,280,000	6,563,737
Series 2016 A-2, 5% 6/15/23	1,000,000	1,090,061
Series 2016 A1, 5% 6/15/24	975,000	1,103,636
Series 2018 A:
5% 6/15/22	15,275,000	15,965,140
5% 6/15/23	2,440,000	2,659,748
5% 6/15/24	1,205,000	1,363,980
Series 2022 AA, 5% 6/15/24 (d)	1,090,000	1,181,546
Series A, 5.25% 12/15/23	350,000	392,052
Rutgers State Univ. Rev. Series Q, 5% 5/1/22	490,000	509,469
Union County Gen. Oblig. Series 2020, 0.5% 3/1/22	3,310,000	3,315,067

TOTAL NEW JERSEY		196,516,410

New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2019 A, 4% 11/1/22	675,000	708,485
New Mexico Severance Tax Rev. Series 2016 B, 4% 7/1/21	3,320,000	3,320,000

TOTAL NEW MEXICO		4,028,485

New York - 2.6%
Albany County Arpt. Auth. Arpt. Rev. Series 2020 B:
5% 12/15/21 (b)	500,000	510,141
5% 12/15/22 (b)	1,000,000	1,064,944
Dorm. Auth. New York Univ. Rev. Series 2012 B, 5% 7/1/30 (Pre-Refunded to 7/1/22 @ 100)	500,000	524,001
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2012 B, 5% 9/1/22	1,290,000	1,362,321
Series 2017, 5% 9/1/22	500,000	528,031
Monroe County Indl. Dev. Corp.:
(Univ. of Rochester Proj.) Series 2017 B, 5% 7/1/21	500,000	500,000
Series 2015 A, 5% 7/1/21	675,000	675,000
New York City Gen. Oblig.:
Series 1, 5% 8/1/23	5,060,000	5,564,333
Series 2012 A1, 5% 8/1/23	750,000	752,947
Series 2013 D:
5% 8/1/21	235,000	235,924
5% 8/1/23	475,000	510,785
Series 2015 B:
3% 8/1/21	700,000	701,624
5% 8/1/23	430,000	472,858
Series 2016 A, 5% 8/1/21	525,000	527,063
Series 2017 C, 5% 8/1/21	100,000	100,393
Series 2017, 5% 8/1/21	770,000	773,026
Series 2019 E, 5% 8/1/23	685,000	753,274
Series 2020 A1, 5% 8/1/21	2,815,000	2,826,063
Series 2021 F1:
3% 3/1/23	300,000	313,866
5% 3/1/23	545,000	588,283
Series A:
5% 8/1/21	850,000	853,340
5% 8/1/22	2,000,000	2,105,077
5% 8/1/23	2,155,000	2,369,790
Series B:
5% 8/1/21	945,000	948,714
5% 8/1/21 (Escrowed to Maturity)	210,000	210,820
Series C, 5% 8/1/22	1,500,000	1,578,808
Series D, 5% 8/1/21	1,000,000	1,003,930
Series D1, 5% 10/1/21	650,000	657,839
Series E:
4% 8/1/21	135,000	135,418
4% 8/1/21	70,000	70,219
5% 8/1/21	2,355,000	2,364,255
Series F, 5% 8/1/21	200,000	200,786
Series G, 5% 8/1/21	1,375,000	1,380,404
Series I, 5% 8/1/21	730,000	732,869
New York Dorm. Auth. Personal Income Tax Rev. Series 2015 A, 5% 3/15/22	1,260,000	1,303,188
New York Dorm. Auth. Rev.:
Bonds Series 2019 B1, 5%, tender 5/1/22 (a)	2,455,000	2,493,010
Series 2019, 4% 7/1/21	660,000	660,000
Series A, 5% 10/1/21 (FSA Insured)	1,420,000	1,436,946
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2016 A, 5% 11/15/22	1,000,000	1,065,355
Series 2019 A, 5% 3/1/22	6,630,000	6,839,201
New York Metropolitan Trans. Auth. Rev.:
Series 2008 B2, 5% 11/15/21	2,805,000	2,853,314
Series 2012 B, 5% 11/15/21	3,080,000	3,133,097
Series 2012 F, 5% 11/15/21	1,500,000	1,525,836
Series 2014 B, 5% 11/15/21	650,000	661,196
Series 2014 C, 5% 11/15/21	700,000	712,067
Series 2015 A1, 5% 11/15/22	600,000	638,024
Series 2015 F, 5% 11/15/22	1,100,000	1,169,657
Series 2016 A2:
5% 11/15/21	500,000	508,612
5% 11/15/22	340,000	361,547
Series 2016 D, 5% 11/15/21	150,000	152,584
Series 2017 B, 5% 11/15/21	100,000	101,722
Series 2020 A:
4% 2/1/22	2,215,000	2,262,827
5% 2/1/23	2,435,000	2,612,911
New York State Dorm. Auth.:
Series 2012 A:
5% 12/15/23	215,000	230,135
5% 12/15/23 (Pre-Refunded to 12/15/22 @ 100)	285,000	304,922
Series 2018 A:
5% 3/15/23	710,000	768,572
5% 3/15/24	930,000	1,048,248
New York State Urban Dev. Corp. Series 2020 C, 5% 3/15/23	515,000	557,486
New York Urban Dev. Corp. Rev. Series 2016 A, 5% 3/15/22	875,000	904,992
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/22 (b)	1,500,000	1,550,280
Onondaga Civic Dev. Corp. (St. Joseph's Hosp. Health Ctr. Proj.) Series 2012, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	875,000	916,550
Port Auth. of New York & New Jersey Series 2021 226:
5% 10/15/22 (b)(d)	2,875,000	3,042,662
5% 10/15/23 (b)(d)	3,450,000	3,805,560
Suffolk County Gen. Oblig. Series 2014, 5% 2/1/22 (FSA Insured)	700,000	718,614

TOTAL NEW YORK		78,236,261

New York And New Jersey - 0.8%
Port Auth. of New York & New Jersey:
Series 178, 5% 12/1/21 (b)	950,000	968,779
Series 179, 5% 12/1/21	1,025,000	1,045,522
Series 188, 5% 5/1/24 (b)	1,990,000	2,244,897
Series 189, 5% 5/1/23	280,000	304,425
Series 194, 5% 10/15/21	290,000	294,014
Series 197, 5% 11/15/21 (b)	1,100,000	1,119,409
Series 2013:
5% 12/1/22 (b)	4,515,000	4,818,441
5% 12/1/22	235,000	251,002
Series 2014 185, 5% 9/1/22 (b)	600,000	633,275
Series 2015 194, 5% 10/15/23	500,000	553,891
Series 202:
5% 10/15/21 (b)	2,620,000	2,655,801
5% 10/15/22 (b)	500,000	530,604
Series 207, 5% 9/15/23 (b)	700,000	771,693
Series 223:
5% 7/15/22 (b)	2,250,000	2,361,222
5% 7/15/23 (b)	2,150,000	2,354,370
5% 7/15/24 (b)	3,250,000	3,694,085

TOTAL NEW YORK AND NEW JERSEY		24,601,430

North Carolina - 0.1%
North Carolina Grant Anticipation Rev. Series 2017, 5% 3/1/23	435,000	469,015
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2019 B, 2.2%, tender 12/1/22 (a)	2,860,000	2,908,781
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A, 5% 5/1/22 (b)	800,000	831,512

TOTAL NORTH CAROLINA		4,209,308

Ohio - 0.5%
Allen County Hosp. Facilities Rev. Series 2017 A, 5% 8/1/22	865,000	909,573
Cleveland Arpt. Sys. Rev.:
Series 2018 A, 5% 1/1/22 (b)	1,000,000	1,023,086
Series 2019 C, 5% 1/1/22	1,095,000	1,120,836
Franklin County Hosp. Facilities Rev. Bonds:
(Ohio Health Corp.) Series 2018 B, SIFMA Municipal Swap Index + 0.430% 0.46%, tender 7/1/21 (a)(c)	7,100,000	7,100,454
(U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (a)	995,000	1,080,668
Miami Univ. Series 2011, 5% 9/1/33	1,045,000	1,053,300
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.)) Series 2021, 5% 8/1/24	200,000	228,353
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	1,350,000	1,441,926
(Univ. of Dayton 2018 Proj.) Series 2018 A, 5% 12/1/22	260,000	276,784
Series A, 5% 12/1/22	520,000	555,409
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/23	830,000	889,933
Univ. of Cincinnati Gen. Receipts Series 2012 C, 5% 6/1/23 (Pre-Refunded to 12/1/22 @ 100)	465,000	496,222

TOTAL OHIO		16,176,544

Oklahoma - 0.0%
Oklahoma County Fin. Auth. Edl. Facilities (Midwest City- Del City School Dis Proj.) Series 2018, 5% 10/1/21	510,000	515,970
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2015 A, 5% 8/15/22	450,000	473,491
Oklahoma Hsg. Fin. Agcy. Collateralized Bonds Series 2019, 1.6%, tender 1/1/22	335,000	337,382

TOTAL OKLAHOMA		1,326,843

Oregon - 0.5%
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2000 A, 2.4%, tender 5/2/22 (a)(b)	735,000	736,343
Oregon Bus. Dev. Commission Bonds Series 250, 5%, tender 3/1/22 (a)(b)	11,040,000	11,374,876
Port of Portland Arpt. Rev.:
Series 2015 23, 5% 7/1/21	500,000	500,000
Series 24B, 5% 7/1/23 (b)	900,000	981,727

TOTAL OREGON		13,592,946

Pennsylvania - 2.5%
Coatesville Area School District Series 2017, 5% 8/1/23 (FSA Insured)	890,000	974,988
Geisinger Auth. Health Sys. Rev. Series 2020 A, 5% 4/1/22	3,510,000	3,636,831
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	1,925,000	1,957,256
Series B, 1.8%, tender 8/15/22 (a)	5,040,000	5,121,331
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. Series 2012 A, 5% 6/1/31 (Pre-Refunded to 6/1/22 @ 100)	495,000	516,542
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/21	350,000	350,000
Pennsylvania Econ. Dev. Fing. Auth. Series 2021 A, 4% 10/15/24	850,000	949,439
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.):
Series 2004 A, 2.625%, tender 11/1/21 (a)(b)	1,750,000	1,763,143
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 0.43%, tender 6/3/24 (a)(b)(c)	2,845,000	2,845,020
Series 2011, 2.15%, tender 7/1/24 (a)(b)	720,000	757,723
Pennsylvania Gen. Oblig.:
Series 2 2013, 5% 10/15/21	200,000	202,768
Series 2011, 5% 7/1/21	755,000	755,000
Series 2012, 5% 7/1/22	1,400,000	1,467,501
Series 2015 1, 5% 8/15/22	6,465,000	6,814,500
Series 2015 1st, 5% 8/15/21	250,000	251,445
Series 2015 2, 5% 8/15/24	1,225,000	1,401,059
Series 2016, 5% 2/1/23	975,000	1,049,100
Series 2018 1, 5% 3/1/22	2,900,000	2,993,110
Series 2019, 5% 7/15/22	850,000	892,564
Pennsylvania Hsg. Fin. Agcy. Series 2021 135 B:
5% 4/1/23 (b)(d)	330,000	356,542
5% 4/1/24 (b)(d)	230,000	257,868
5% 4/1/25 (b)(d)	380,000	440,208
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2012 A, 5% 12/1/23	800,000	855,015
Series 2014 B1, SIFMA Municipal Swap Index + 0.980% 1.01% 12/1/21 (a)(c)	855,000	855,251
Series 2018 A1, SIFMA Municipal Swap Index + 0.430% 0.46% 12/1/21 (a)(c)	10,010,000	10,011,101
Series 2018 B, SIFMA Municipal Swap Index + 0.500% 0.53% 12/1/21 (a)(c)	6,410,000	6,410,854
Philadelphia Arpt. Rev.:
Series 2011 A, 5% 6/15/22 (b)	3,665,000	3,678,857
Series 2017 A, 5% 7/1/21	350,000	350,000
Series 2017 B, 5% 7/1/21 (b)	3,815,000	3,815,000
Series 2020 C:
5% 7/1/21 (b)	1,265,000	1,265,000
5% 7/1/22 (b)	1,755,000	1,837,084
Series 2021:
5% 7/1/24 (b)	945,000	1,073,246
5% 7/1/25 (b)	2,550,000	2,985,974
Philadelphia Auth. For Indl. Dev. Series 2015, 5% 4/1/22	425,000	440,390
Philadelphia Gas Works Rev.:
Series 15, 5% 8/1/23	780,000	854,142
Series 2015 13, 5% 8/1/21	3,280,000	3,292,619
Series 2016 14, 5% 10/1/21	1,255,000	1,269,818

TOTAL PENNSYLVANIA		74,748,289

Rhode Island - 0.1%
Rhode Island Comm Corp. Rev. Series 2016 A, 5% 6/15/22	1,435,000	1,500,824
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2017 A, 5% 12/1/21 (b)	550,000	560,523
Series A, 5% 12/1/21 (b)	500,000	509,566

TOTAL RHODE ISLAND		2,570,913

South Carolina - 1.0%
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (a)	24,205,000	26,272,974
South Carolina Ports Auth. Ports Rev. Series 2019 B, 5% 7/1/23 (b)	1,000,000	1,089,759
South Carolina Pub. Svc. Auth. Rev. Series 2015 C, 5% 12/1/22	1,435,000	1,530,807

TOTAL SOUTH CAROLINA		28,893,540

Tennessee - 0.9%
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/22	900,000	941,909
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B:
5% 7/1/21 (b)	1,125,000	1,125,000
5% 7/1/22 (b)	700,000	733,245
Metropolitan Nashville Arpt. Auth. Rev. Series 2015 B, 5% 7/1/23 (b)	680,000	743,608
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	21,250,000	24,199,802

TOTAL TENNESSEE		27,743,564

Texas - 2.6%
Austin Arpt. Sys. Rev.:
Series 2019 B, 5% 11/15/22 (b)	1,200,000	1,276,090
Series 2019:
5% 11/15/21 (b)	4,420,000	4,495,817
5% 11/15/22 (b)	2,250,000	2,392,669
Austin Elec. Util. Sys. Rev. Series 2015 A, 5% 11/15/21	475,000	483,561
Austin Wtr. & Wastewtr. Sys. Rev. Series 2015 A, 5% 11/15/22	500,000	533,204
Austin-Bergstrom Landhost Ente Series 2017, 5% 10/1/21	810,000	817,968
Coppell Independent School District Series 2018, 4% 8/15/21	500,000	502,329
Corpus Christi Util. Sys. Rev. Series 2012, 5% 7/15/22	500,000	525,038
Crandall Independent School District Series 2021 A, 0% 8/15/24	765,000	753,355
Dallas County Util. and Reclamation District Series 2016, 5% 2/15/22	1,035,000	1,064,559
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 D, 5% 11/1/38 (Pre-Refunded to 11/1/21 @ 100) (b)	1,000,000	1,015,851
Series 2013 G, 5% 11/1/21	490,000	497,785
Series 2014 C, 5% 11/1/21	700,000	711,122
Series 2014 D, 5% 11/1/21 (b)	4,690,000	4,763,883
Series 2020 B, 5% 11/1/22	1,035,000	1,100,943
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/22 (a)	2,385,000	2,538,586
Series 2019 C, SIFMA Municipal Swap Index + 0.420% 0.45%, tender 12/1/22 (a)(c)	9,535,000	9,509,570
Series 2013 A, 5% 12/1/21	800,000	816,085
Series 2013 B, SIFMA Municipal Swap Index + 0.900% 0.93% 6/1/22 (a)(c)	900,000	902,649
Series 2019 A, 5% 12/1/21	575,000	586,561
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/21	680,000	683,979
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/22 (Pre-Refunded to 7/1/21 @ 100) (b)	1,580,000	1,580,000
Series 2012 A:
5% 7/1/21 (b)	700,000	700,000
5% 7/1/31 (Pre-Refunded to 7/1/22 @ 100) (b)	825,000	863,666
Series 2012 B, 5% 7/1/21	325,000	325,000
Series 2018 A, 5% 7/1/21 (b)	525,000	525,000
Series 2018 D, 5% 7/1/21	500,000	500,000
Series A:
5% 7/1/21 (b)	930,000	930,000
5% 7/1/21 (Escrowed to Maturity) (b)	395,000	395,000
Houston Gen. Oblig. Series 2016 A, 5% 3/1/22	500,000	516,122
Houston Independent School District:
Series 2016 A, 5% 2/15/23	725,000	781,802
Series 2017, 5% 2/15/25	1,475,000	1,717,302
Irving Hosp. Auth. Hosp. Rev. Series 2017 A, 5% 10/15/21	185,000	187,485
Laredo Independent School District:
Series 2014, 0% 8/1/21	550,000	549,916
Series 2015, 5% 8/1/21	500,000	501,953
Leander Independent School District Series 2017 A, 5% 8/15/21	515,000	518,014
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2015:
5% 5/15/22	1,000,000	1,041,682
5% 5/15/24	1,080,000	1,222,083
Series 2018, 5% 5/15/24	2,095,000	2,370,615
Series 2019, 5% 5/15/23	1,335,000	1,453,619
Series 2020:
5% 5/15/22	785,000	817,720
5% 5/15/23	385,000	419,208
5% 5/15/25	570,000	667,199
Series 2013, 5% 5/15/22	400,000	416,673
Series 2015 B, 5% 5/15/23	1,000,000	1,088,853
Series 2019, 5% 5/15/22	675,000	703,135
Series 2020:
5% 5/15/23	1,500,000	1,633,279
5% 5/15/24	760,000	859,984
Mesquite Independent School District Series 2017 A, 0% 8/15/21	525,000	524,882
North Texas Tollway Auth. Rev.:
Series 2014:
5% 1/1/24	310,000	346,634
5% 1/1/24	630,000	703,472
Series 2016 A, 5% 1/1/22	145,000	148,473
Series 2017 A, 5% 1/1/24	1,865,000	1,998,792
Port Arthur Independent School District Series 2015 A, 5% 2/15/25	600,000	696,682
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/21 (b)	810,000	810,000
5% 7/1/21 (b)	670,000	670,000
5% 7/1/22 (b)	560,000	585,904
5% 7/1/22 (b)	545,000	570,210
5% 7/1/23 (b)	445,000	486,626
5% 7/1/23 (b)	400,000	436,323
San Antonio Elec. & Gas Sys. Rev. Series 2016, 5% 2/1/22	1,215,000	1,249,479
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2016 A, 5% 10/1/21	900,000	910,649
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2017 A, 5% 2/15/24	1,340,000	1,503,419
Texas A&M Univ. Rev. Series 2015 B, 5% 5/15/22	850,000	885,964
Univ. of Texas Board of Regents Sys. Rev.:
Series 2012 A, 5% 8/15/26 (Pre-Refunded to 2/15/22 @ 100)	500,000	515,135
Series 2016, 5% 8/15/21	600,000	603,533
Waco Edl. Fin. Corp. Rev. Series 2021, 3% 3/1/22 (d)	325,000	330,885
Wylie Independent School District Series 2020 A, 0% 8/15/23	2,985,000	2,965,396

TOTAL TEXAS		76,199,372

Utah - 0.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2018 A:
5% 7/1/21	1,600,000	1,600,000
5% 7/1/22	525,000	550,367
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/22 (b)	890,000	931,535
Series 2017 B, 5% 7/1/22	1,100,000	1,152,242
Utah County Hosp. Rev.:
Bonds Series 2018 B2, 5%, tender 8/1/24 (a)	970,000	1,086,127
Series 2016 A, 5% 5/15/22	540,000	562,848

TOTAL UTAH		5,883,119

Virginia - 0.3%
Halifax County Indl. Dev. Auth. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 0.45%, tender 4/1/22 (a)	3,435,000	3,438,097
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 C, 1.8%, tender 4/1/22 (a)	2,900,000	2,931,804
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (a)	1,795,000	1,836,603
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	1,100,000	1,126,841

TOTAL VIRGINIA		9,333,345

Washington - 0.8%
King County Hsg. Auth. Rev. Series 2019, 3% 11/1/21	1,105,000	1,115,147
Port of Seattle Gen. Oblig. Series 2011:
5.25% 12/1/21 (b)	875,000	877,354
5.5% 12/1/23 (b)	1,000,000	1,002,856
Port of Seattle Rev.:
Series 2016 B, 5% 10/1/22 (b)	900,000	951,809
Series 2018 B, 5% 5/1/24 (b)	875,000	985,756
Series 2021 C:
5% 8/1/22 (b)	2,240,000	2,354,674
5% 8/1/23 (b)	2,640,000	2,893,258
5% 8/1/24 (b)	2,795,000	3,177,379
Series 2021:
5% 9/1/23 (b)	2,100,000	2,311,495
5% 9/1/24 (b)	2,220,000	2,536,394
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	845,000	913,860
Washington Fed. Hwy. Grant Anticipation Rev. (SR 520 Corridor Prog.) Series 2012 F, 5% 9/1/21	1,665,000	1,678,312
Washington Gen. Oblig. Series R 2013 A, 5% 7/1/24	600,000	628,867
Washington Health Care Facilities Auth. Rev.:
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	1,665,000	1,684,870
Series 2015 B, 4% 8/15/22	525,000	547,513

TOTAL WASHINGTON		23,659,544

West Virginia - 1.3%
Harrison County Commission Solid Waste Disp. Rev. Bonds (Monongahela Pwr. Co. Proj.) Series 2018 A, 3%, tender 10/15/21 (a)(b)	22,000,000	22,131,025
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	17,005,000	17,499,636

TOTAL WEST VIRGINIA		39,630,661

Wisconsin - 1.3%
Milwaukee County Arpt. Rev.:
Series 2016 A, 5% 12/1/22 (b)	1,820,000	1,937,223
Series 2021, 5% 12/1/21	745,000	759,569
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A-2, 0.2%, tender 8/2/21 (a)(b)	15,000,000	15,000,017
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	300,000	300,000
Bonds:
Series 2018 B, 5%, tender 1/26/22 (a)	4,970,000	5,099,580
Series 2018 C, SIFMA Municipal Swap Index + 0.450% 0.48%, tender 7/1/21 (a)(c)	12,450,000	12,467,015
Series 2014 A, 5% 11/15/21	700,000	712,351
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012 A, 5% 7/15/21 (Escrowed to Maturity)	1,400,000	1,402,476

TOTAL WISCONSIN		37,678,231

Wyoming - 0.1%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/22	225,000	232,151
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2020 3:
5% 12/1/21 (b)	955,000	973,473
5% 12/1/22 (b)	1,195,000	1,270,914

TOTAL WYOMING		2,476,538

TOTAL MUNICIPAL BONDS
(Cost $1,611,603,751)		1,616,669,300

Municipal Notes - 45.1%
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.11% 7/7/21, VRDN (a)(b)	1,760,000	$1,760,000
Arizona - 0.7%
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series XF 10 91, 0.33% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(g)	2,000,000	2,000,000
Maricopa County Indl. Dev. Auth. Participating VRDN Series 2021 XG 03 09, 0.13% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,500,000	1,500,000
Maricopa County Poll. Cont. Rev. Series 2010 B, 0.08% 7/7/21, VRDN (a)	12,800,000	12,800,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series XM 08 23, 0.18% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	3,150,000	3,150,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series XF 10 96, 0.33% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,400,000	1,400,000

TOTAL ARIZONA		20,850,000

Arkansas - 0.5%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 0.11% 7/7/21, VRDN (a)(b)	2,600,000	2,600,000
Series 2002, 0.09% 7/7/21, VRDN (a)(b)	13,100,000	13,100,000

TOTAL ARKANSAS		15,700,000

California - 4.3%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	4,350,000	4,350,000
Buck Institute Age Research Participating VRDN Series Floaters XF 10 35, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	3,060,000	3,060,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floaters XF 10 82, 0.33% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	19,170,000	19,170,000
California Statewide Cmntys. Dev. Auth. Rev. Series 2008 B, 0.11% tender 7/8/21, CP mode	9,900,000	9,900,000
Fresno Calif Unified School District Participating VRDN Series 2021 XF 11 04, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	900,000	900,000
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.28% 8/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)(h)	9,700,000	9,700,000
Sacramento City Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 00, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	24,165,000	24,165,000
Sacramento Gen. Oblig. Participating VRDN Series XG 00 67, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	3,755,000	3,755,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XM 06 75, 0.18% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	3,300,000	3,300,000
Series XF 10 32, 0.12% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	3,865,000	3,865,000
Series XM 09 16, 0.13% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	5,500,000	5,500,000
Series ZM 06 42, 0.13% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	4,260,000	4,260,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN:
Series DBE 8059, 0.49% 8/30/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	8,300,000	8,300,000
Series MIZ 90 63, 0.28% 8/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	23,330,000	23,330,000
Transbay Joint Powers Auth. Participating VRDN Series YX 11 42, 0.11% 7/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	1,000,000	1,000,000
Univ. of California Revs. Participating VRDN:
Series Floaters XG 00 61, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	2,750,000	2,750,000
Series Floaters XM 04 34, 0.05% 7/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	700,000	700,000

TOTAL CALIFORNIA		128,005,000

Colorado - 1.5%
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 0.38% 7/7/21, LOC Deutsche Bank AG, VRDN (a)	1,910,000	1,910,000
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater 2021 MIZ 90 68, 0.28% 8/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	300,000	300,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	6,515,000	6,515,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XL 00 90, 0.18% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	14,330,000	14,330,000
Series Floaters XM 07 15, 0.18% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	20,345,000	20,345,000

TOTAL COLORADO		43,400,000

Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 0.1% 7/1/21, VRDN (a)(b)	9,900,000	9,900,000
Delaware, New Jersey - 0.2%
Delaware River & Bay Auth. Rev. Participating VRDN Series XF 08 18, 0.18% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	6,000,000	6,000,000
District Of Columbia - 0.4%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	8,400,000	8,400,000
District of Columbia Gen. Oblig. Participating VRDN Series Floaters YX 10 39, 0.06% 7/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	2,000,000	2,000,000
Washington D.C. Metropolitan Transit Auth. Rev. Participating VRDN Series ZM 06 10, 0.13% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	1,700,000	1,700,000

TOTAL DISTRICT OF COLUMBIA		12,100,000

Florida - 2.4%
Bay County Indl. Rev. Dev. (Gulf Pwr. Co. Proj.) Series 2020, 0.05% 7/1/21, VRDN (a)(b)	10,400,000	10,400,000
Broward County Arpt. Sys. Rev. Participating VRDN:
Series Floaters XL 00 88, 0.09% 7/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	2,430,000	2,430,000
Series XL 01 36, 0.17% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	6,330,000	6,330,000
Series XM 08 95, 0.17% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	1,800,000	1,800,000
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 0.06% 7/1/21, VRDN (a)(b)	5,860,000	5,860,000
Broward County Port Facilities Rev. Participating VRDN Series XM 07 80, 0.17% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	7,500,000	7,500,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN:
Series Floaters XF 05 77, 0.23% 7/7/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(f)(g)	6,665,000	6,665,000
Series XM 08 91, 0.17% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	2,200,000	2,200,000
Hillsborough County Aviation Auth. Rev. Participating VRDN Series XM 09 20, 0.09% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	8,000,000	8,000,000
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2016 A, 0.06% 7/1/21, VRDN (a)(b)	2,585,000	2,585,000
Miami-Dade County Aviation Rev. Participating VRDN Series XM 08 70, 0.17% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	4,465,000	4,465,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	3,000,000	3,000,000
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series 2021 XF 11 01, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	4,245,000	4,245,000
Tampa Hosp. Rev. Participating VRDN Series XM 08 86, 0.15% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	6,300,000	6,300,000

TOTAL FLORIDA		71,780,000

Georgia - 1.9%
Brookhaven Dev. Auth. Rev. Participating VRDN Series XX 11 22, 0.06% 7/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	2,700,000	2,700,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 0.05% 7/1/21, VRDN (a)(b)	5,140,000	5,140,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.06% 7/1/21, VRDN (a)	1,000,000	1,000,000
Gordon County Dev. Auth. Series 2006, 0.15% 7/1/21, LOC Truist Bank, VRDN (a)(b)	235,000	235,000
Griffin-Spalding County Hosp. Participating VRDN Series Floaters XL 00 76, 0.25% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	900,000	900,000
Gwinnett County Dev. Auth. Indl. Dev. Rev. Series 2007, 0.15% 7/7/21, LOC Truist Bank, VRDN (a)(b)	500,000	500,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1997, 0.06% 7/1/21, VRDN (a)	11,000,000	11,000,000
Monroe County Dev. Auth. Rev.:
(Florida Pwr. & Lt. Co. Proj.):
Series 2017, 0.06% 7/1/21, VRDN (a)(b)	3,160,000	3,160,000
Series 2019, 0.05% 7/1/21, VRDN (a)(b)	17,775,000	17,775,000
(Gulf Pwr. Co. Proj.) Series 2019, 0.06% 7/1/21, VRDN (a)(b)	15,100,000	15,100,000

TOTAL GEORGIA		57,510,000

Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Participating VRDN Series XF 07 65, 0.15% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	6,980,000	6,980,000
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. Participating VRDN Series 16 XG 00 66, 0.16% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,500,000	1,500,000
Illinois - 2.6%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XL 00 49, 0.18% 7/1/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	12,665,000	12,665,000
Series XM 08 79, 0.15% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	4,900,000	4,900,000
Series XM 08 84, 0.17% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	4,900,000	4,900,000
Series XM 09 17, 0.15% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,300,000	2,300,000
Series XM 09 18, 0.15% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	3,600,000	3,600,000
Chicago Transit Auth. Participating VRDN:
Series 20 XF 28 97, 0.15% 7/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	2,100,000	2,100,000
Series XF 29 13, 0.15% 7/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	6,300,000	6,300,000
Series XM 09 03, 0.18% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	770,000	770,000
Series XM 09 05, 0.18% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,700,000	2,700,000
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 0.19% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	3,720,000	3,720,000
Illinois Fin. Auth. Participating VRDN Series 2021 XL 01 72, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	2,680,000	2,680,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters XF 25 35, 0.06% 7/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	1,860,000	1,860,000
Illinois Gen. Oblig. Participating VRDN Series Floaters XM 01 86, 0.21% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	12,810,000	12,810,000
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series XF 10 87, 0.33% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	9,350,000	9,350,000
Metropolitan Pier & Exposition Participating VRDN Series XF 09 65, 0.18% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	8,156,000	8,156,000

TOTAL ILLINOIS		78,811,000

Indiana - 0.3%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	5,950,000	5,950,000
Indianapolis Local Pub. Impt. Participating VRDN Series XM 09 27, 0.1% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,900,000	1,900,000

TOTAL INDIANA		7,850,000

Kentucky - 1.0%
Hopkinsville Indl. Bldg. Rev. Series 2006, 0.15% 7/7/21, LOC Truist Bank, VRDN (a)(b)	830,000	830,000
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series XM 09 19, 0.13% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,710,000	2,710,000
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series XF 10 93, 0.33% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	3,100,000	3,100,000
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Participating VRDN Series XF 24 84, 0.11% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	3,700,000	3,700,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 0.09% 7/1/21, VRDN (a)(b)	3,000,000	3,000,000
Series 2020 B1, 0.09% 7/1/21, VRDN (a)(b)	17,000,000	17,000,000

TOTAL KENTUCKY		30,340,000

Louisiana - 4.4%
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 0.28% 8/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	1,400,000	1,400,000
New Orleans Aviation Board Rev. Participating VRDN Series Floaters XL 00 46, 0.09% 7/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	2,900,000	2,900,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.09% 7/7/21, VRDN (a)	61,785,000	61,785,000
Series 2010 B1, 0.1% 7/7/21, VRDN (a)	65,600,000	65,600,000

TOTAL LOUISIANA		131,685,000

Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series XM 08 98, 0.13% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,000,000	2,000,000
Maryland - 0.2%
Maryland Gen. Oblig. Participating VRDN:
Series DB 80 76, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,800,000	1,800,000
Series DB 807, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	3,200,000	3,200,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 1995, 0.15% 7/7/21 (Liquidity Facility Manufacturers & Traders Trust Co.), VRDN (a)	1,145,000	1,145,000

TOTAL MARYLAND		6,145,000

Massachusetts - 1.4%
Massachusetts Dev. Fin. Agcy. Rev. Series 2005, 0.11% 7/7/21, LOC Bank of America NA, VRDN (a)(b)	900,000	900,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 0.33% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	11,820,000	11,820,000
Massachusetts Port Auth. Rev. Participating VRDN Series XM 08 51, 0.13% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	3,000,000	3,000,000
Middleborough Gen. Oblig. BAN Series 2020, 2% 10/1/21	27,000,000	27,124,832

TOTAL MASSACHUSETTS		42,844,832

Michigan - 1.0%
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Participating VRDN Series XM 08 93, 0.13% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	13,675,000	13,675,000
Michigan Bldg. Auth. Rev. Series 2020 III, 0.08% 8/1/22, VRDN (a)	3,500,000	3,500,000
Michigan Fin. Auth. Rev. Participating VRDN Series XX 1043, 0.06% 7/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	11,330,000	11,330,000

TOTAL MICHIGAN		28,505,000

Minnesota - 0.1%
Minneapolis Health Care Sys. Rev. Participating VRDN Series XM 08 72, 0.15% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,000,000	2,000,000
Mississippi - 0.0%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2012, 0.05% 7/1/21, VRDN (a)(b)	870,000	870,000
Missouri - 1.8%
Kansas City Indl. Dev. Auth. Participating VRDN:
Series XL 01 50, 0.11% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	15,000,000	15,000,000
Series XM 09 21, 0.18% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	21,230,000	21,230,000
Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 0.28% 8/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	500,000	500,000
Mercy Health Participating VRDN Series Floaters XL 00 80, 0.13% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	11,295,000	11,295,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XG 01 76, 0.16% 7/7/21 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	6,695,000	6,695,000

TOTAL MISSOURI		54,720,000

Montana - 0.1%
Cascade County Indl. Dev. Rev. Series 2007, 0.18% 7/7/21, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,045,000	1,045,000
Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 62, 0.28% 8/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	1,110,000	1,110,000

TOTAL MONTANA		2,155,000

Nebraska - 0.3%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 0.11% 7/7/21, VRDN (a)(b)	5,600,000	5,600,000
Series 1998, 0.11% 7/7/21, VRDN (a)(b)	125,000	125,000
Univ. of Nebraska Facilities Corp. Participating VRDN Series 2021 XF 11 03, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	2,265,000	2,265,000

TOTAL NEBRASKA		7,990,000

New Jersey - 1.8%
Borough of Mountainside Gen. Oblig. BAN Series 2021, 2% 4/29/22	2,354,000	2,387,269
Borough of Oceanport BAN Series 2021, 2% 2/24/22	2,655,566	2,686,305
Borough of Roseland BAN Series 2021, 2% 4/29/22	3,298,968	3,347,247
Lacey Township Gen. Oblig. BAN Series 2021 B, 1.5% 5/19/22	2,200,000	2,223,872
Millburn Township Gen. Oblig. BAN Series 2021, 2% 1/28/22	6,515,522	6,581,021
Milville Swr. and Wtr. Util. BAN Series 2021, 2% 5/4/22	5,213,000	5,291,457
Morris Plains BAN Series 2021, 1.5% 11/1/21	3,577,700	3,593,077
New Jersey Bldg. Auth. State Bldg. Rev. Participating VRDN Series Floaters XF 05 53, 0.25% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	3,750,000	3,750,000
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters XF 25 25, 0.06% 7/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	2,000,000	2,000,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series Floaters XL 00 52, 0.06% 7/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	3,400,000	3,400,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series Floaters ZM 05 66, 0.17% 7/7/21 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	3,565,000	3,565,000
Series XM 09 10, 0.18% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,500,000	2,500,000
Series XM 09 12, 0.18% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,700,000	1,700,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XX 10 93, 0.06% 7/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	1,400,000	1,400,000
Series XM 09 29, 0.18% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	900,000	900,000
Roselle County of Union BAN Series 2021 A, 1.5% 7/20/22 (d)	2,000,000	2,024,498
Summit Gen. Oblig. BAN Series 2020, 2.5% 10/22/21	7,232,000	7,283,026

TOTAL NEW JERSEY		54,632,772

New Mexico - 0.4%
Farmington Poll. Cont. Rev. (Pub. Svc. Co. of New Mexico Proj.) Series 2010 A, 0.08% 7/7/21, VRDN (a)	11,900,000	11,900,000
New York - 4.7%
New York Dorm. Auth. Rev. Participating VRDN Series XM 09 22, 0.09% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	4,340,000	4,340,000
New York Liberty Dev. Corp. Participating VRDN:
Series Floaters XF 10 27, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,700,000	1,700,000
Series XM 08 44, 0.33% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	8,165,000	8,165,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Participating VRDN Series ZM 06 00, 0.33% 7/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(f)(g)	5,300,000	5,300,000
New York Metropolitan Trans. Auth. Rev.:
BAN:
Series 2018 C, 5% 9/1/21	3,965,000	3,995,929
Series 2019 B, 5% 5/15/22	45,980,000	47,882,183
Series 2019 D1, 5% 9/1/22	29,950,000	31,591,089
Participating VRDN:
Series XF 05 20, 0.25% 7/7/21 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	2,910,000	2,910,000
Series XG 02 90, 0.07% 7/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	2,140,000	2,140,000
Series XM 08 89, 0.13% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,635,000	1,635,000
Series XM 09 35, 0.28% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	790,000	790,000
Series ZF 02 18, 0.28% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	8,100,000	8,100,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series XF 09 18, 0.13% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	3,200,000	3,200,000
Series XM 08 30, 0.18% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	4,200,000	4,200,000
Series XM 08 80, 0.18% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	3,000,000	3,000,000
New York Trans. Dev. Corp. Participating VRDN Series XL 01 68, 0.15% 7/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	500,000	500,000
Putnam County Indl. Dev. Agcy. Rev. Series 2006 A, 0.21% 7/7/21, LOC RBS Citizens NA, VRDN (a)	2,210,000	2,210,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series Floaters XF 25 87, 0.08% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	600,000	600,000
Series RBC 16 ZM 0138, 0.14% 7/7/21 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	4,900,000	4,900,000
Series ZF 09 60, 0.1% 7/7/21 (Liquidity Facility Bank of America NA) (a)(f)(g)	2,145,000	2,145,000
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A, 0.32% 7/1/21, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	100,000	100,000

TOTAL NEW YORK		139,404,201

North Carolina - 1.4%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth.:
(Nucor Corp. Proj.) Series 2000 A, 0.09% 7/7/21, VRDN (a)(b)	18,900,000	18,900,000
Series 2000 B, 0.09% 7/7/21, VRDN (a)(b)	16,300,000	16,300,000
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series XG 01 35, 0.15% 7/1/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	7,725,000	7,725,000

TOTAL NORTH CAROLINA		42,925,000

Ohio - 0.7%
Columbus Gen. Oblig. Participating VRDN Series DB 80 75, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,700,000	1,700,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series XG 00 69, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	650,000	650,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. Participating VRDN:
Series MIZ 90 50, 0.28% 8/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	3,630,000	3,630,000
Series XF 10 92, 0.33% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	12,200,000	12,200,000
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters XL 00 57, 0.1% 7/7/21 (Liquidity Facility Cr. Suisse AG) (a)(f)(g)	1,900,000	1,900,000
Port of Greater Cincinnati Dev. Auth. Series 2003, 0.12% 7/7/21, LOC U.S. Bank NA, Cincinnati, VRDN (a)	760,000	760,000

TOTAL OHIO		20,840,000

Pennsylvania - 0.5%
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Participating VRDN Series XF 10 95, 0.33% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	6,600,000	6,600,000
Philadelphia Auth. Indl. Mrf Participating VRDN Series MIZ 90 51, 0.28% 8/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	2,430,000	2,430,000
Philadelphia Gas Works Rev. Participating VRDN Series YX 11 52, 0.11% 7/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	4,985,000	4,985,000

TOTAL PENNSYLVANIA		14,015,000

South Carolina - 0.8%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 0.11% 7/7/21, VRDN (a)(b)	1,200,000	1,200,000
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 0.27% 7/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(f)(g)	3,100,000	3,100,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series Floaters XG 02 09, 0.08% 7/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(f)(g)	4,625,000	4,625,000
Series Floaters XM 03 84, 0.18% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	8,800,000	8,800,000
Series XL 01 54, 0.15% 7/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	2,810,000	2,810,000
Series YX 11 57, 0.15% 7/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	2,790,000	2,790,000

TOTAL SOUTH CAROLINA		23,325,000

South Dakota - 0.5%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series XG 03 02, 0.13% 7/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	1,600,000	1,600,000
Series XM 08 97, 0.13% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	13,720,000	13,720,000

TOTAL SOUTH DAKOTA		15,320,000

Tennessee - 0.1%
Tender Option Bond Trust Receipts Participating VRDN Series XF 10 97, 0.33% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	3,500,000	3,500,000
Texas - 6.4%
Brownsville Util. Sys. Rev. Series 2021 A, 0.22% 12/16/21, LOC Bank of America NA, CP	3,000,000	3,000,554
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 10 61, 0.18% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(g)	3,250,000	3,250,000
Grand Parkway Trans. Corp. Participating VRDN Series XF 20 34, 0.06% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	3,600,000	3,600,000
Hurst Participating VRDN Series XF 10 94, 0.33% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	3,780,000	3,780,000
Mission Econ. Dev. Corp. Idr (CMI Proj.) Series 2007, 0.18% 7/7/21, LOC Wells Fargo Bank NA, VRDN (a)(b)	530,000	530,000
North Cent Tex Hsg. Fin. Corp. Mu Participating VRDN Series XF 10 99, 0.33% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,100,000	1,100,000
North Texas Tollway Auth. Rev. Participating VRDN:
Series 2021 XF 12 25, 0.13% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,000,000	1,000,000
Series XF 12 21, 0.13% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	3,735,000	3,735,000
Series XM0085, 0.15% 7/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	9,100,000	9,100,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 0.16% 7/7/21, VRDN (a)(b)	89,185,000	89,184,987
Series 2010 D, 0.08% 7/7/21, VRDN (a)	20,345,000	20,345,000
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series XF 10 98, 0.33% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	2,900,000	2,900,000
Texas Gen. Oblig.:
Participating VRDN Series DB 80 79, 0.1% 7/1/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	3,700,000	3,700,000
TRAN Series 2020, 4% 8/26/21	38,800,000	39,032,959
Texas Private Activity Bond Surface Trans. Corp. Participating VRDN Series XM 07 56, 0.25% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(g)	4,100,000	4,100,000
Trinity Riv Pub. Facilities Corp. Tex M Participating VRDN Series XF 10 83, 0.33% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	3,500,000	3,500,000

TOTAL TEXAS		191,858,500

Utah - 1.0%
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 0.18% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	12,300,000	12,300,000
Series Floaters XM 06 99, 0.33% 7/7/21 (Liquidity Facility Cr. Suisse AG) (a)(b)(f)(g)	8,100,000	8,100,000
Series XM 08 82, 0.17% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	2,700,000	2,700,000
Utah Hsg. Corp. Multi-family Hsg. Rev. Participating VRDN Series 2021 XF 11 00, 0.33% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	6,300,000	6,300,000

TOTAL UTAH		29,400,000

Virginia - 0.2%
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series DB 80 80, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	5,800,000	5,800,000
Washington - 0.5%
Seattle Hsg. Auth. Rev. (Douglas Apts. Proj.) Series 2008, 0.18% 7/7/21, LOC KeyBank NA, VRDN (a)	1,000,000	1,000,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 0.23% 8/11/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	9,510,000	9,510,000
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 2021 XF 11 07, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	825,000	825,000
Series XM 08 83, 0.13% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	3,000,000	3,000,000

TOTAL WASHINGTON		14,335,000

Wisconsin - 0.2%
Pub. Fin. Auth. Hosp. Rev. Participating VRDN Series XM 09 14, 0.13% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,950,000	1,950,000
Wisconsin Ctr. District Tax Rev. Participating VRDN Series 2021 XF 12 22, 0.18% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	400,000	400,000
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XG 00 72, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	4,200,000	4,200,000

TOTAL WISCONSIN		6,550,000

TOTAL MUNICIPAL NOTES
(Cost $1,344,367,452)		1,345,206,305
	Shares	Value

Money Market Funds - 1.8%
Fidelity Municipal Cash Central Fund 0.04% (i)(j)
(Cost $52,891,530)	52,882,846	52,893,422
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $3,008,862,733)		3,014,769,027
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(36,816,651)
NET ASSETS - 100%		$2,977,952,376

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,297,297 or 0.8% of net assets.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Coupon rates are determined by re-marketing agents based on current market conditions.

 (h) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,700,000 or 0.3% of net assets.

 (i) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.28% 8/4/21 (Liquidity Facility Mizuho Cap. Markets Llc)	8/14/20	$9,700,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$52,425
Total	$52,425

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.04%	$403,565,000	$491,567,000	$842,253,000	$12,530	$1,892	$52,893,422	3.2%
Total	$403,565,000	$491,567,000	$842,253,000	$12,530	$1,892	$52,893,422

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$2,961,875,605	$--	$2,961,875,605	$--
Money Market Funds	52,893,422	52,893,422	--	--
Total Investments in Securities:	$3,014,769,027	$52,893,422	$2,961,875,605	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Synthetics	24.0%
Transportation	16.3%
General Obligations	15.1%
Industrial Development	12.3%
Electric Utilities	8.7%
Health Care	6.5%
State G.O.	5.2%
Others* (Individually Less Than 5%)	11.9%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,955,971,203)	$2,961,875,605
Fidelity Central Funds (cost $52,891,530)	52,893,422
Total Investment in Securities (cost $3,008,862,733)		$3,014,769,027
Cash		337,764
Receivable for fund shares sold		24,775,008
Interest receivable		17,690,295
Distributions receivable from Fidelity Central Funds		2,463
Receivable from investment adviser for expense reductions		251,685
Other receivables		3,373
Total assets		3,057,829,615
Liabilities
Payable for investments purchased
Regular delivery	$25,916,374
Delayed delivery	49,367,221
Payable for fund shares redeemed	3,329,880
Distributions payable	357,516
Accrued management fee	759,738
Other affiliated payables	137,189
Other payables and accrued expenses	9,321
Total liabilities		79,877,239
Net Assets		$2,977,952,376
Net Assets consist of:
Paid in capital		$2,973,210,871
Total accumulated earnings (loss)		4,741,505
Net Assets		$2,977,952,376
Net Asset Value and Maximum Offering Price
Conservative Income Municipal Bond:
Net Asset Value, offering price and redemption price per share ($250,855,899 ÷ 24,949,925 shares)		$10.05
Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,727,096,477 ÷ 271,226,361 shares)		$10.05

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Interest		$8,676,068
Income from Fidelity Central Funds		52,425
Total income		8,728,493
Expenses
Management fee	$4,894,396
Transfer agent fees	877,914
Independent trustees' fees and expenses	4,256
Total expenses before reductions	5,776,566
Expense reductions	(1,614,003)
Total expenses after reductions		4,162,563
Net investment income (loss)		4,565,930
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	97,573
Fidelity Central Funds	12,530
Total net realized gain (loss)		110,103
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(15,232)
Fidelity Central Funds	1,892
Total change in net unrealized appreciation (depreciation)		(13,340)
Net gain (loss)		96,763
Net increase (decrease) in net assets resulting from operations		$4,662,693

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,565,930	$20,193,752
Net realized gain (loss)	110,103	(1,292,252)
Change in net unrealized appreciation (depreciation)	(13,340)	721,894
Net increase (decrease) in net assets resulting from operations	4,662,693	19,623,394
Distributions to shareholders	(4,565,704)	(20,438,482)
Share transactions - net increase (decrease)	(461,875,008)	1,100,307,330
Total increase (decrease) in net assets	(461,778,019)	1,099,492,242
Net Assets
Beginning of period	3,439,730,395	2,340,238,153
End of period	$2,977,952,376	$3,439,730,395

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Conservative Income Municipal Bond Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.05	$10.05	$10.02	$10.01	$10.00	$10.04
Income from Investment Operations
Net investment income (loss)A	.009	.071	.147	.134	.090	.062
Net realized and unrealized gain (loss)	.001	.007	.032	.011	.010	(.041)
Total from investment operations	.010	.078	.179	.145	.100	.021
Distributions from net investment income	(.010)	(.077)	(.148)	(.134)	(.088)	(.059)
Distributions from net realized gain	–	(.001)	(.001)	(.001)	(.002)	(.002)
Total distributions	(.010)	(.078)	(.149)	(.135)	(.090)	(.061)
Net asset value, end of period	$10.05	$10.05	$10.05	$10.02	$10.01	$10.00
Total ReturnB,C	.09%	.78%	1.79%	1.45%	1.00%	.21%
Ratios to Average Net AssetsD,E
Expenses before reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.35%F	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%F	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.19%F	.71%	1.46%	1.34%	.90%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$250,856	$264,227	$231,598	$251,811	$234,599	$164,586
Portfolio turnover rateG	42%F	41%	63%	45%H	33%	36%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Conservative Income Municipal Bond Fund Institutional Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.06	$10.06	$10.02	$10.01	$10.00	$10.04
Income from Investment Operations
Net investment income (loss)A	.015	.081	.157	.144	.099	.071
Net realized and unrealized gain (loss)	(.011)B	.007	.042	.011	.011	(.040)
Total from investment operations	.004	.088	.199	.155	.110	.031
Distributions from net investment income	(.014)	(.087)	(.158)	(.144)	(.098)	(.069)
Distributions from net realized gain	–	(.001)	(.001)	(.001)	(.002)	(.002)
Total distributions	(.014)	(.088)	(.159)	(.145)	(.100)	(.071)
Net asset value, end of period	$10.05	$10.06	$10.06	$10.02	$10.01	$10.00
Total ReturnC,D	.04%	.88%	2.00%	1.56%	1.11%	.31%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%G	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.29%G	.81%	1.56%	1.44%	1.00%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$2,727,096	$3,175,503	$2,108,640	$1,607,689	$1,689,234	$844,145
Portfolio turnover rateH	42%G	41%	63%	45%I	33%	36%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

Fidelity Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Conservative Income Municipal Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,317,102
Gross unrealized depreciation	(405,631)
Net unrealized appreciation (depreciation)	$5,911,471
Tax cost	$3,008,857,556

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,137,644)
Long-term	(139,590)
Total capital loss carryforward	$(1,277,234)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Conservative Income Municipal Bond Fund	566,439,926	317,616,224

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees of .10% and .05% of average net assets for Conservative Income Municipal Bond and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Amount
Conservative Income Municipal Bond	$124,362
Institutional Class	753,552
$877,914

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Conservative Income Municipal Bond Fund	68,708,239	63,840,000

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2022. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Conservative Income Municipal Bond	.35%	$65,753
Institutional Class	.25%	1,542,559
		$1,608,312

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $5,691.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2021	Year ended December 31, 2020
Fidelity Conservative Income Municipal Bond Fund
Distributions to shareholders
Conservative Income Municipal Bond	$235,520	$1,758,936
Institutional Class	4,330,184	18,679,546
Total	$4,565,704	$20,438,482

9. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2021	Year ended December 31, 2020	Six months ended June 30, 2021	Year ended December 31, 2020
Fidelity Conservative Income Municipal Bond Fund
Conservative Income Municipal Bond
Shares sold	7,327,953	20,073,421	$73,714,919	$201,356,757
Reinvestment of distributions	19,577	143,148	196,875	1,435,825
Shares redeemed	(8,676,510)	(16,971,434)	(87,280,486)	(170,250,260)
Net increase (decrease)	(1,328,980)	3,245,135	$(13,368,692)	$32,542,322
Institutional Class
Shares sold	90,975,807	314,491,779	$915,130,248	$3,157,593,496
Reinvestment of distributions	200,208	957,840	2,013,817	9,608,600
Shares redeemed	(135,760,144)	(209,345,916)	(1,365,650,381)	(2,099,437,088)
Net increase (decrease)	(44,584,129)	106,103,703	$(448,506,316)	$1,067,765,008

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity Conservative Income Municipal Bond Fund
Conservative Income Municipal Bond	.35%
Actual		$1,000.00	$1,000.90	$1.74
Hypothetical-C		$1,000.00	$1,023.06	$1.76
Institutional Class	.25%
Actual		$1,000.00	$1,000.40	$1.24
Hypothetical-C		$1,000.00	$1,023.55	$1.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

CMB-SANN-0821
1.967795.107

Fidelity® Municipal Income Fund

Semi-Annual Report

June 30, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five States as of June 30, 2021

% of fund's net assets
Illinois	20.3
Florida	8.2
Pennsylvania	6.7
Texas	6.6
New Jersey	6.6

Top Five Sectors as of June 30, 2021

% of fund's net assets
General Obligations	24.8
Health Care	24.3
Transportation	23.9
Education	9.7
Special Tax	5.7

Quality Diversification (% of fund's net assets)

As of June 30, 2021
AAA	4.9%
AA,A	70.3%
BBB	19.1%
BB and Below	4.2%
Not Rated	1.6%
Short-Term Investments and Net Other Assets*	(0.1)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.1%
	Principal Amount (000s)	Value (000s)
Alabama - 0.9%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	2,565	3,162
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	$2,550	$2,976
5% 4/1/26	2,400	2,892
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/33	4,140	4,673
Southeast Energy Auth. Rev. Bonds:
(Proj. No. 2) Series 2021 B1:
4% 6/1/29	1,475	1,781
4% 6/1/30	1,115	1,357
4% 6/1/31	975	1,199
Bonds (Proj. No. 2) Series 2021 B1, 4%, tender 12/1/31 (a)	23,655	29,187

TOTAL ALABAMA		47,227

Arizona - 1.8%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 0.945%, tender 1/1/37 (a)(b)	2,485	2,483
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	910	959
5% 5/1/51	910	956
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (a)(c)	10,210	11,521
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	2,080	2,577
5% 7/1/31	3,105	3,836
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	235	253
5% 7/1/48	295	314
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,400	2,999
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	890	930
6% 1/1/48 (d)	4,540	4,705
Maricopa County Rev. Series 2016 A:
5% 1/1/32	8,280	10,022
5% 1/1/33	4,965	5,998
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/22 (c)	830	870
Series 2017 A:
5% 7/1/33 (c)	910	1,118
5% 7/1/36 (c)	1,450	1,782
5% 7/1/37 (c)	1,075	1,319
Series 2017 B:
5% 7/1/29	2,070	2,573
5% 7/1/33	2,900	3,585
5% 7/1/36	3,310	4,094
5% 7/1/37	2,070	2,561
Phoenix Civic Impt. Corp. Series 2019 A, 5% 7/1/45	6,100	7,157
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A:
5% 7/1/44	1,000	1,192
5% 7/1/49	1,125	1,335
5% 7/1/54	1,330	1,573
5% 7/1/59	2,000	2,357
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/22	1,240	1,321
5.5% 12/1/29	7,370	9,710

TOTAL ARIZONA		90,100

California - 4.1%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,250	2,981
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	150	151
5.5% 4/1/28	10	10
5.5% 4/1/30	5	5
Series 2012, 5.25% 4/1/35	7,080	7,347
Series 2017, 5% 11/1/29	7,510	9,446
Series 2019, 5% 4/1/27	4,750	5,912
Series 2020, 4% 11/1/38	6,500	7,995
Series 2021:
5% 9/1/29 (e)	6,285	8,243
5% 9/1/30 (e)	17,000	22,707
5% 9/1/31 (e)	2,790	3,796
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	2,053	2,403
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018, 5% 5/15/38	7,200	8,778
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A:
5% 7/1/27 (d)	1,120	1,009
5% 7/1/37 (d)	1,525	1,374
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (d)	335	302
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E:
5% 6/1/26	1,985	2,162
5% 6/1/28	5,110	5,563
California Statewide Cmntys. Dev. Auth. Rev.:
Series 2015, 5% 2/1/45	2,695	2,831
Series 2018 A, 5% 3/1/42	195	239
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
4% 7/1/38	1,400	1,715
5% 7/1/36	1,600	2,128
5% 7/1/37	1,000	1,326
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,267
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1:
5% 6/1/23	3,140	3,425
5% 6/1/24	1,770	2,008
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (FSA Insured)	4,100	3,734
0% 11/1/30 (FSA Insured)	4,140	3,573
Long Beach Unified School District Series 2009, 5.5% 8/1/29	155	156
Los Angeles Hbr. Dept. Rev. Series 2019 A:
5% 8/1/22 (c)	5,105	5,363
5% 8/1/25 (c)	3,515	4,118
5% 8/1/26 (c)	1,350	1,627
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,745	3,296
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	1,450	1,706
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,885	4,022
Series 2011, 0% 8/1/46	950	478
Series B:
0% 8/1/37	6,455	4,652
0% 8/1/39	19,705	13,392
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/24	825	946
5% 9/1/26	1,050	1,243
5% 9/1/29	2,185	2,548
5% 9/1/31	985	1,138
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,898
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	2,980	2,377
Series 2008 E, 0% 7/1/47 (f)	7,205	7,056
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A, 5% 5/1/49 (c)	1,000	1,235
Series 2019 B, 5% 5/1/49	3,765	4,721
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27 (Pre-Refunded to 6/1/23 @ 100)	3,815	4,165
5% 6/1/31 (Pre-Refunded to 6/1/23 @ 100)	4,790	5,229
San Marcos Unified School District Series 2010 B, 0% 8/1/47	17,635	9,276
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,495	4,325
Union Elementary School District Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,236
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	2,485	2,675
Washington Township Health Care District Gen. Oblig.:
Series 2013 A, 5.5% 8/1/38	3,725	4,191
Series 2013 B, 5.5% 8/1/38	830	934

TOTAL CALIFORNIA		208,433

Colorado - 1.3%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	2,080	2,495
5% 10/1/43	2,600	3,089
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	1,365	1,512
4% 9/1/36	1,075	1,189
5% 9/1/46	6,045	6,957
Series 2019 A1, 4% 8/1/44	2,395	2,730
Series 2019 A2:
4% 8/1/49	6,100	6,931
5% 8/1/37	1,000	1,258
5% 8/1/44	6,145	7,635
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	1,430	1,602
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/23 (c)	1,885	2,092
5% 11/15/26 (c)	2,855	3,480
5% 11/15/27 (c)	2,440	3,048
Series 2018 A:
5% 12/1/34 (c)	4,245	5,811
5% 12/1/36 (c)	4,140	5,153
5% 12/1/37 (c)	8,280	10,282

TOTAL COLORADO		65,264

Connecticut - 2.1%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/25	1,390	1,639
Series 2015 B, 5% 6/15/32	1,980	2,305
Series 2016 B, 5% 5/15/26	5,095	6,184
Series 2018 F:
5% 9/15/23	2,150	2,375
5% 9/15/24	2,690	3,089
5% 9/15/25	2,700	3,210
Series 2020 A:
4% 1/15/33	10,100	12,313
4% 1/15/34	8,385	10,193
4% 1/15/38	1,000	1,201
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	415	499
5% 7/1/27	290	357
5% 7/1/28	525	644
5% 7/1/29	330	403
Series 2016 K, 4% 7/1/46	7,315	7,961
Series 2017 B, 5% 7/1/29	11,995	15,783
Series 2018 K-3, 5% 7/1/36	895	1,048
Series 2019 A:
5% 7/1/39 (d)	3,930	4,186
5% 7/1/49 (d)	285	299
Series 2020 A:
4% 7/1/37	2,500	2,941
4% 7/1/38	1,120	1,315
5% 7/1/32	2,000	2,569
5% 7/1/34	3,500	4,471
Series 2020 K, 5% 7/1/44 (d)	1,525	1,783
Series G, 5% 7/1/50 (d)	1,800	2,092
Series K1:
5% 7/1/27	415	493
5% 7/1/29	1,060	1,271
5% 7/1/30	830	988
5% 7/1/31	1,400	1,660
5% 7/1/32	1,000	1,183
5% 7/1/33	2,500	2,953
5% 7/1/34	620	729
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (d)	3,785	4,470
5% 4/1/39 (d)	4,865	5,645
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (FSA Insured)	885	1,065

TOTAL CONNECTICUT		109,317

District Of Columbia - 1.3%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail And Cap. Impt. Proj.) Series 2019 B, 5% 10/1/47	7,150	8,829
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/35	2,115	2,640
5% 10/1/37	2,125	2,646
5% 10/1/39	2,000	2,484
5% 10/1/44	7,000	8,646
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/31 (c)	1,200	1,491
5% 10/1/32 (c)	1,855	2,302
5% 10/1/33 (c)	910	1,128
5% 10/1/35 (c)	2,070	2,564
5% 10/1/42 (c)	4,140	5,074
Series 2020 A:
5% 10/1/25 (c)	11,725	13,894
5% 10/1/26 (c)	9,015	10,973
5% 10/1/27 (c)	3,125	3,894
5% 10/1/28 (c)	1,560	1,989

TOTAL DISTRICT OF COLUMBIA		68,554

Florida - 8.2%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/28	1,445	1,691
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (c)	800	848
Series 2012 Q1, 5% 10/1/25	4,315	4,571
Series 2017:
5% 10/1/25 (c)	205	242
5% 10/1/26 (c)	930	1,130
5% 10/1/27 (c)	830	1,034
5% 10/1/29 (c)	2,200	2,719
5% 10/1/30 (c)	610	753
5% 10/1/32 (c)	2,900	3,571
5% 10/1/33 (c)	1,080	1,327
5% 10/1/34 (c)	1,055	1,294
5% 10/1/35 (c)	1,240	1,519
5% 10/1/36 (c)	1,655	2,024
5% 10/1/37 (c)	1,865	2,273
5% 10/1/42 (c)	3,520	4,241
5% 10/1/47 (c)	4,965	5,972
Series A:
5% 10/1/28 (c)	2,485	2,918
5% 10/1/30 (c)	2,900	3,383
5% 10/1/31 (c)	2,485	2,891
5% 10/1/32 (c)	2,320	2,699
Series C, 5% 10/1/23 (c)	1,180	1,303
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	555	673
Series 2012 A:
5% 7/1/24	1,795	1,878
5% 7/1/27	4,715	4,929
Series 2015 A:
5% 7/1/24	1,855	2,106
5% 7/1/27	830	977
Series 2015 B, 5% 7/1/24	2,280	2,589
Series 2016, 5% 7/1/32	1,820	2,175
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/28	2,000	2,485
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	1,705	1,989
5% 7/1/32	10,120	11,769
Series 2016 A, 5% 7/1/33	1,110	1,325
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	2,820	3,273
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	5,300	6,066
Series 2015 C:
5% 10/1/30	2,705	3,094
5% 10/1/40	1,655	1,868
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,810	2,194
5% 10/1/31	1,975	2,396
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	3,065	3,244
Series 2015 B:
5% 10/1/28	830	979
5% 10/1/30	1,490	1,757
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (c)	830	993
Series 2016:
5% 10/1/21 (c)	1,280	1,295
5% 10/1/22 (c)	830	879
5% 10/1/26 (c)	1,405	1,707
5% 10/1/27 (c)	830	1,034
Series 2017 A:
5% 10/1/25 (c)	830	981
5% 10/1/27 (c)	1,655	2,061
5% 10/1/29 (c)	2,485	3,071
5% 10/1/30 (c)	2,665	3,289
5% 10/1/32 (c)	5,590	6,884
5% 10/1/34 (c)	4,965	6,089
5% 10/1/35 (c)	6,565	8,042
5% 10/1/36 (c)	6,210	7,596
5% 10/1/37 (c)	5,175	6,307
Halifax Hosp. Med. Ctr. Rev. Series 2015:
4% 6/1/27	1,165	1,306
5% 6/1/24	230	260
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	830	880
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (Pre-Refunded to 6/1/24 @ 100)	830	943
5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	830	943
5% 6/1/30 (Pre-Refunded to 6/1/24 @ 100)	1,865	2,118
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (c)	5,225	5,257
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/21 (c)	1,575	1,594
5% 10/1/22 (c)	830	879
5% 10/1/23 (c)	6,375	6,747
5% 10/1/24 (c)	7,490	7,925
Series 2014 A:
5% 10/1/28 (c)	4,140	4,708
5% 10/1/33 (c)	6,940	7,840
5% 10/1/36 (c)	13,125	14,831
Series 2015 A:
5% 10/1/29 (c)	1,310	1,524
5% 10/1/31 (c)	1,100	1,280
5% 10/1/35 (c)	4,555	5,150
Series 2016 A:
5% 10/1/29	1,200	1,451
5% 10/1/31	1,450	1,746
Series 2017 B, 5% 10/1/40 (c)	10,760	13,077
Series 2019 A, 5% 10/1/49 (c)	11,860	14,742
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	2,900	3,239
Series 2014 B:
5% 7/1/26	2,070	2,349
5% 7/1/27	1,450	1,642
5% 7/1/28	830	938
Series 2016 A:
5% 7/1/32	3,560	4,264
5% 7/1/33	3,020	3,614
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A:
5% 5/1/27 (FSA Insured)	645	752
5% 5/1/29	3,375	3,908
Series 2016 A, 5% 5/1/30	6,225	7,409
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 B, 4% 10/1/35	3,900	4,595
Series 2021:
5% 10/1/31	1,250	1,694
5% 10/1/32	645	871
Orange County Health Facilities Auth.:
Series 2012 A, 5% 10/1/42 (Pre-Refunded to 4/1/22 @ 100)	9,975	10,335
Series 2016 A:
5% 10/1/39	2,200	2,645
5% 10/1/44	1,605	1,921
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/30	8,280	9,715
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/21 (c)	995	1,007
5% 10/1/23 (c)	1,095	1,210
5% 10/1/24 (c)	1,140	1,307
5% 10/1/27 (c)	830	1,002
5% 10/1/29 (c)	860	1,033
5% 10/1/30 (c)	1,530	1,838
5% 10/1/31 (c)	1,075	1,291
5% 10/1/32 (c)	1,655	1,989
5% 10/1/33 (c)	3,555	4,272
5% 10/1/34 (c)	3,730	4,484
5% 10/1/35 (c)	3,930	4,726
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D:
5% 8/1/28	3,905	4,606
5% 8/1/29	4,965	5,839
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	400	461
5% 7/1/39	810	975
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	4,140	4,946
5% 10/1/32	5,190	6,174
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	2,070	2,376
5% 8/15/26	2,815	3,422
5% 8/15/27	1,865	2,327
5% 8/15/28	1,240	1,543
5% 8/15/30	2,685	3,320
5% 8/15/31	2,590	3,199
5% 8/15/32	1,930	2,381
5% 8/15/34	5,360	6,608
5% 8/15/35	3,555	4,378
5% 8/15/42	5,465	6,677
5% 8/15/47	8,115	9,908
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	910	1,045
Series 2015 A, 5% 12/1/40	1,820	2,063
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A:
5% 9/1/22	1,905	2,010
5% 9/1/25	340	357
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	905	1,123
5% 10/15/49	1,705	2,103
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	830	986
5% 8/1/32 (Build America Mutual Assurance Insured)	4,140	4,893
(Master Lease Prog.) Series 2014 B:
5% 8/1/25	1,470	1,675
5% 8/1/26	280	319

TOTAL FLORIDA		421,362

Georgia - 1.8%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (c)	1,870	2,196
Atlanta Wtr. & Wastewtr. Rev. Series 2015, 5% 11/1/27	830	967
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 B, 5%, tender 7/1/29 (a)	6,900	8,786
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	2,485	2,516
Fulton County Dev. Auth. Rev. Series 2019:
4% 6/15/49	1,515	1,763
5% 6/15/52	5,540	6,905
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S, 5% 10/1/22	2,835	3,003
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	1,860	2,026
5% 8/1/39	1,705	1,946
5% 8/1/43	2,275	2,717
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/35	1,400	1,642
4% 7/1/36	4,500	5,267
4% 7/1/43	6,160	7,106
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	21,230	22,926
Private Colleges & Univs. Auth. Rev.:
(Agnes Scott College) Series 2019 A, 5% 6/1/28	1,000	1,239
(The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/25	2,900	3,265
5% 4/1/30	1,655	1,836
5% 4/1/44	3,160	3,459
Series 2019 A, 5% 6/1/29	800	1,010
Series 2020 B:
5% 9/1/25	4,290	5,093
5% 9/1/31	2,490	3,329
5% 9/1/32	1,880	2,507

TOTAL GEORGIA		91,504

Hawaii - 0.8%
Hawaii Arpts. Sys. Rev.:
Series 2015 A:
5% 7/1/41 (c)	6,210	7,174
5% 7/1/45 (c)	18,015	20,774
Series 2018 A:
5% 7/1/29 (c)	1,055	1,327
5% 7/1/30 (c)	1,240	1,558
5% 7/1/31 (c)	1,215	1,524
5% 7/1/32 (c)	1,240	1,553
5% 7/1/33 (c)	1,265	1,581
Hawaii Gen. Oblig. Series 2020 A, 4% 7/1/34 (c)	750	899
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/22 (c)	1,305	1,363
5.25% 8/1/24 (c)	1,655	1,818
5.25% 8/1/25 (c)	2,070	2,267

TOTAL HAWAII		41,838

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	705	785
Illinois - 20.3%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2002, 0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,615	1,610
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,960	1,956
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,975	2,013
Series 2011 A:
5% 12/1/41	4,790	4,875
5.25% 12/1/41	2,965	3,021
5.5% 12/1/39	6,540	6,671
Series 2012 A, 5% 12/1/42	7,630	8,022
Series 2015 C, 5.25% 12/1/39	1,405	1,583
Series 2016 B, 6.5% 12/1/46	660	828
Series 2017 A, 7% 12/1/46 (d)	2,320	3,082
Series 2017 C:
5% 12/1/22	2,175	2,313
5% 12/1/23	1,880	2,078
5% 12/1/24	4,770	5,462
5% 12/1/25	2,725	3,219
5% 12/1/26	800	972
5% 12/1/30	2,105	2,601
5% 12/1/34	1,245	1,525
Series 2017 D:
5% 12/1/23	2,460	2,719
5% 12/1/24	1,030	1,179
5% 12/1/31	3,565	4,393
Series 2017 H, 5% 12/1/36	95	116
Series 2018 A:
5% 12/1/25	830	981
5% 12/1/26	830	1,008
5% 12/1/28	3,915	4,980
5% 12/1/30	1,655	2,096
5% 12/1/32	950	1,197
5% 12/1/34	1,140	1,430
5% 12/1/35	830	1,039
Series 2018 C, 5% 12/1/46	3,250	4,004
Series 2019 A:
4% 12/1/27	5,000	5,916
5% 12/1/22	1,575	1,675
5% 12/1/27	1,625	2,023
5% 12/1/28	2,910	3,702
5% 12/1/28	2,000	2,544
5% 12/1/33	1,300	1,664
Series 2021 A:
5% 12/1/37	2,140	2,757
5% 12/1/40	1,750	2,240
Chicago Gen. Oblig.:
Series 2017 A, 6% 1/1/38	1,000	1,255
Series 2020 A:
5% 1/1/27	430	523
5% 1/1/28	6,400	7,971
5% 1/1/29	5,675	7,220
5% 1/1/30	3,125	4,046
5% 1/1/31	3,760	4,827
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/27 (c)	8,550	9,470
5% 1/1/28 (c)	15,855	17,532
5% 1/1/33 (c)	4,450	4,904
5% 1/1/34 (c)	2,150	2,370
Series 2016 A, 5% 1/1/28 (c)	1,655	1,947
Series 2016 B:
4% 1/1/35	1,305	1,457
5% 1/1/36	1,655	1,948
5% 1/1/37	2,235	2,631
5% 1/1/46	5,865	6,903
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 B, 5% 1/1/27	5,195	5,562
Series 2013 D, 5% 1/1/27	2,650	2,837
Series 2015 A:
5% 1/1/31 (c)	5,000	5,699
5% 1/1/32 (c)	10,100	11,505
Series 2015 C:
5% 1/1/24 (c)	1,190	1,323
5% 1/1/46 (c)	1,985	2,256
Series 2016 B, 5% 1/1/34	5,050	5,973
Series 2016 C:
5% 1/1/33	2,255	2,667
5% 1/1/34	2,610	3,087
Series 2016 G:
5% 1/1/37 (c)	1,655	1,978
5% 1/1/42 (c)	1,655	1,970
5.25% 1/1/29 (c)	290	354
5.25% 1/1/31 (c)	330	400
Series 2017 A, 5% 1/1/31	2,925	3,571
Series 2017 B:
5% 1/1/35	1,740	2,124
5% 1/1/37	7,080	8,609
Series 2017 C:
5% 1/1/30	495	604
5% 1/1/31	495	604
5% 1/1/32	540	659
Series 2017 D:
5% 1/1/28 (c)	2,475	3,001
5% 1/1/29 (c)	2,070	2,502
5% 1/1/32 (c)	2,235	2,689
5% 1/1/34 (c)	3,360	4,037
5% 1/1/35 (c)	2,485	2,982
5% 1/1/36 (c)	3,090	3,700
5% 1/1/37 (c)	1,655	1,978
Series 2018 A:
5% 1/1/48 (c)	2,215	2,710
5% 1/1/53 (c)	3,790	4,620
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (c)	2,185	2,621
5% 7/1/48 (c)	9,030	10,779
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	14,900	17,212
Series 2017, 5% 12/1/46	3,395	4,072
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/23	1,505	1,640
5% 6/1/24	255	289
5% 6/1/25	255	299
5% 6/1/26	205	248
Cook County Forest Preservation District:
Series 2012 A, 5% 11/15/22	1,655	1,762
Series 2012 C, 5% 12/15/21	830	848
Cook County Gen. Oblig.:
Series 2012 C, 5% 11/15/24	9,190	9,774
Series 2016 A:
5% 11/15/26	4,420	5,388
5% 11/15/27	2,320	2,837
5% 11/15/28	3,020	3,684
5% 11/15/29	3,760	4,578
5% 11/15/30	4,140	5,036
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	1,090	1,277
5% 8/1/30	760	885
5% 8/1/32	1,015	1,177
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	830	950
5% 10/1/29	830	1,002
5% 10/1/30	830	1,001
5% 10/1/35	1,655	1,984
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	25,725	29,665
5% 5/15/43	34,525	42,519
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	950	1,074
4% 2/15/33	225	260
5% 2/15/26	2,525	3,046
5% 2/15/29	5,110	6,276
5% 2/15/36	1,160	1,409
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	830	974
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	415	483
Series 2012 A, 5% 5/15/22	1,805	1,879
Series 2012:
4% 9/1/32	7,265	7,523
5% 9/1/32	1,575	1,649
5% 9/1/38	21,730	22,851
5% 11/15/43 (Pre-Refunded to 11/15/22 @ 100)	4,315	4,593
Series 2013:
5% 11/15/24	415	441
5% 11/15/27	85	90
5% 11/15/28	2,380	2,524
5% 11/15/29	1,160	1,228
Series 2015 A:
5% 11/15/21	495	504
5% 11/15/35	1,985	2,328
5% 11/15/45	2,670	3,119
Series 2015 B, 5% 11/15/27	2,615	3,060
Series 2015 C:
4.125% 8/15/37	735	813
5% 8/15/35	6,175	7,186
5% 8/15/44	30,175	34,849
Series 2016 A:
5% 8/15/25 (Escrowed to Maturity)	1,970	2,329
5% 7/1/28	1,020	1,232
5% 2/15/29	4,255	5,050
5% 2/15/30	4,490	5,311
5% 7/1/30	590	705
5% 2/15/31	3,620	4,268
5% 7/1/31	1,040	1,239
5% 2/15/32	3,520	4,143
5% 7/1/33	540	640
5% 7/1/34	4,140	4,901
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	420	512
5% 7/1/36	2,140	2,525
5% 8/15/36 (Pre-Refunded to 8/15/26 @ 100)	1,685	2,053
5.25% 8/15/31 (Pre-Refunded to 8/15/26 @ 100)	495	609
Series 2016 B:
5% 8/15/31	6,095	7,477
5% 8/15/32	5,000	6,129
5% 8/15/34	6,220	7,603
5% 8/15/36	8,680	10,588
Series 2016 C:
3.75% 2/15/34	1,215	1,376
4% 2/15/36	5,160	5,915
4% 2/15/41	14,125	16,069
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	655	768
5% 2/15/24	555	624
5% 2/15/30	6,425	7,879
5% 2/15/31	12,595	15,417
5% 2/15/32	3,660	4,475
5% 2/15/34	2,920	3,559
5% 2/15/41	5,720	6,918
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	30	35
5% 5/15/29	1,040	1,238
5% 12/1/29	1,420	1,706
5% 5/15/30	2,200	2,605
5% 12/1/46	3,865	4,570
Series 2017 A:
5% 1/1/36	1,860	2,218
5% 8/1/42	730	861
Series 2017:
5% 1/1/29	2,775	3,421
5% 7/1/34	4,640	5,670
5% 7/1/35	3,900	4,763
Series 2018 A:
4.25% 1/1/44	2,465	2,841
5% 1/1/44	14,900	17,977
Series 2019:
4% 9/1/37	600	691
4% 9/1/41	1,000	1,139
5% 9/1/36	1,000	1,257
Illinois Gen. Oblig.:
Series 2012 A, 4% 1/1/23	2,090	2,129
Series 2012:
5% 8/1/21	1,985	1,993
5% 3/1/23	4,265	4,398
5% 8/1/23	3,810	4,169
Series 2013:
5.5% 7/1/24	830	915
5.5% 7/1/25	4,315	4,745
Series 2014:
5% 2/1/22	880	904
5% 2/1/23	3,665	3,934
5% 2/1/25	3,005	3,351
5% 2/1/26	2,270	2,522
5% 4/1/28	1,895	2,106
5% 5/1/28	1,780	1,983
5.25% 2/1/31	360	398
Series 2016:
5% 2/1/23	1,500	1,610
5% 2/1/24	8,285	9,231
5% 6/1/25	7,295	8,486
5% 11/1/25	2,485	2,927
5% 6/1/26	995	1,189
5% 2/1/27	5,585	6,776
Series 2017 D, 5% 11/1/25	26,945	31,736
Series 2018 A, 5% 10/1/28	230	288
Series 2019 B:
5% 9/1/21	3,990	4,022
5% 9/1/22	3,915	4,130
5% 9/1/23	3,990	4,379
5% 9/1/24	3,990	4,537
Series 2020, 5.75% 5/1/45	3,865	5,016
Series 2021 A:
5% 3/1/32	2,750	3,579
5% 3/1/33	1,500	1,944
5% 3/1/34	2,220	2,869
5% 3/1/35	5,450	7,023
5% 3/1/36	4,500	5,780
5% 3/1/37	5,500	7,044
5% 3/1/46	7,635	9,594
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	6,170	6,605
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/31	3,370	3,956
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A, 5% 1/1/37	3,020	3,526
Series 2016 A:
5% 12/1/31	5,825	6,928
5% 12/1/32	8,525	10,127
Series 2019 A, 5% 1/1/44	1,260	1,583
Series A:
5% 1/1/36	1,000	1,324
5% 1/1/38	350	461
5% 1/1/40	2,390	3,135
5% 1/1/45	13,100	16,908
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2002, 0% 12/1/21 (AMBAC Insured)	2,560	2,554
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	5,795	6,853
5% 2/1/35	4,140	4,887
5% 2/1/36	7,120	8,391
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,220	4,116
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,215	5,129
Series 2010 B1:
0% 6/15/43 (FSA Insured)	41,985	25,030
0% 6/15/45 (FSA Insured)	25,250	14,103
0% 6/15/47 (FSA Insured)	3,000	1,579
Series 2012 B, 0% 12/15/51	10,845	4,654
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,038
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,560	2,462
Series 1996 A, 0% 6/15/24	2,535	2,459
Series 1998 A, 5.5% 12/15/23	10	11
Series 2017 B:
5% 12/15/25	830	985
5% 12/15/26	2,755	3,363
5% 12/15/27	295	369
5% 12/15/31	560	693
5% 12/15/34	330	406
Northern Illinois Univ. Revs. Series 2020 B:
5% 4/1/26 (Build America Mutual Assurance Insured)	1,400	1,665
5% 4/1/28 (Build America Mutual Assurance Insured)	1,300	1,612
5% 4/1/30 (Build America Mutual Assurance Insured)	1,000	1,277
5% 4/1/32 (Build America Mutual Assurance Insured)	1,295	1,642
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	4,140	4,988
5% 6/1/28	2,275	2,726
Univ. of Illinois Rev.:
Series 2013:
6% 10/1/42	4,555	5,062
6.25% 10/1/38	4,495	5,029
Series 2018 A, 5% 4/1/30	3,425	4,304
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (FSA Insured)	5,095	4,839
Will County Illinois Series 2016:
5% 11/15/31 (Pre-Refunded to 11/15/25 @ 100)	1,340	1,605
5% 11/15/32 (Pre-Refunded to 11/15/25 @ 100)	1,020	1,222
5% 11/15/33 (Pre-Refunded to 11/15/25 @ 100)	1,240	1,485
5% 11/15/34 (Pre-Refunded to 11/15/25 @ 100)	1,240	1,485

TOTAL ILLINOIS		1,043,774

Indiana - 1.2%
Indiana Fin. Auth. Rev.:
Series 2015 A, 5.25% 2/1/32	5,845	6,909
Series 2016:
4% 9/1/21	330	332
5% 9/1/22	250	264
5% 9/1/23	375	412
5% 9/1/24	560	638
5% 9/1/26	1,075	1,304
5% 9/1/27	540	650
5% 9/1/28	2,535	3,034
5% 9/1/29	1,240	1,476
5% 9/1/30	1,160	1,375
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/26	2,105	2,228
Series 2015 A, 5% 10/1/30	3,990	4,570
Series 2011 A, 5.25% 10/1/25	1,450	1,468
Indiana Hsg. & Cmnty. Dev. Auth. (Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (d)	2,045	2,144
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2019 I, 5% 1/1/44	5,100	6,483
Series 2016:
4% 1/1/32 (c)	830	931
4% 1/1/33 (c)	830	932
4% 1/1/34 (c)	1,010	1,134
4% 1/1/35 (c)	2,300	2,578
5% 1/1/26 (c)	875	1,040
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	995	1,248
5% 7/1/35	1,960	2,456
5% 7/1/36	2,130	2,663
5% 7/1/37	1,970	2,458
5% 7/1/38	2,345	2,924
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/38	260	295
4% 4/1/46	6,035	6,754
5% 4/1/43	460	559
Series 2020:
4% 4/1/38	1,510	1,716
5% 4/1/32	1,805	2,257

TOTAL INDIANA		63,232

Iowa - 0.2%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	1,145	1,329
5% 5/15/48	1,300	1,502
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B:
5% 12/1/26 (c)	1,850	2,224
5% 12/1/27 (c)	1,965	2,404
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2021 B1, 4% 6/1/49	4,045	4,729

TOTAL IOWA		12,188

Kansas - 0.2%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/40	3,740	4,362
5% 9/1/45	5,630	6,530

TOTAL KANSAS		10,892

Kentucky - 1.2%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/22	600	614
5% 1/1/23	350	374
5% 1/1/28	1,310	1,553
5% 1/1/31	1,240	1,463
5% 1/1/32	1,240	1,463
Kentucky Econ. Dev. Fin. Auth.:
Series 2019 A1:
5% 8/1/35	1,000	1,265
5% 8/1/44	1,000	1,242
Series 2019 A2, 5% 8/1/44	2,995	3,721
Kentucky State Property & Buildings Commission Rev. (Proj. No. 119) Series 2018:
5% 5/1/26	830	999
5% 5/1/27	2,435	3,005
5% 5/1/29	4,510	5,661
5% 5/1/32	1,185	1,481
5% 5/1/33	915	1,141
5% 5/1/34	1,045	1,300
5% 5/1/35	615	757
5% 5/1/36	520	639
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (a)	10,000	11,529
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (a)	1,695	2,069
Series 2020 D, 5%, tender 10/1/29 (a)	2,030	2,635
Series 2013 A:
5.5% 10/1/33	2,815	3,116
5.75% 10/1/38	7,255	8,059
Series 2020 A:
5% 10/1/37	2,405	3,050
5% 10/1/38	2,300	2,911

TOTAL KENTUCKY		60,047

Louisiana - 1.2%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,950	2,340
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	1,240	1,432
5% 12/15/25	2,585	3,084
5% 12/15/26	1,045	1,282
5% 12/15/28	1,655	2,018
5% 12/15/29	1,175	1,428
5% 12/15/30	2,320	2,815
Series 2018 E:
5% 7/1/37	1,615	2,008
5% 7/1/38	1,260	1,564
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/27 (c)	1,160	1,335
5% 1/1/29 (c)	4,295	4,918
5% 1/1/30 (c)	5,795	6,623
5% 1/1/31 (c)	2,070	2,363
5% 1/1/40 (c)	16,980	19,348
Series 2017 B:
5% 1/1/27 (c)	330	402
5% 1/1/28 (c)	205	249
5% 1/1/32 (c)	330	397
5% 1/1/33 (c)	580	698
5% 1/1/34 (c)	180	216
5% 1/1/35 (c)	330	396
Series 2017 D2:
5% 1/1/27 (c)	415	506
5% 1/1/28 (c)	595	722
5% 1/1/31 (c)	530	636
5% 1/1/33 (c)	850	1,023
5% 1/1/34 (c)	1,020	1,226
5% 1/1/36 (c)	775	928
5% 1/1/37 (c)	1,275	1,524

TOTAL LOUISIANA		61,481

Maine - 1.1%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	3,745	4,096
Series 2016 A:
4% 7/1/41	1,935	2,111
4% 7/1/46	3,180	3,450
5% 7/1/41	8,620	9,883
5% 7/1/46	22,975	26,193
Series 2017 B:
4% 7/1/25	375	423
4% 7/1/31	580	663
4% 7/1/32	415	473
4% 7/1/34	835	948
5% 7/1/26	270	324
5% 7/1/28	420	513
5% 7/1/29	330	402
5% 7/1/33	830	1,006
5% 7/1/35	630	763
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	870	1,020
5% 7/1/36	2,150	2,509
5% 7/1/38	555	645

TOTAL MAINE		55,422

Maryland - 1.2%
City of Westminster Series 2016:
5% 11/1/27	2,150	2,549
5% 11/1/28	2,275	2,681
5% 11/1/29	2,410	2,824
5% 11/1/30	2,555	2,979
Harford County Gen. Oblig.:
Series 2020 A:
5% 10/1/27	2,000	2,530
5% 10/1/29	2,000	2,651
Series 2020 B:
5% 7/1/28	3,465	4,466
5% 7/1/29	3,385	4,463
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	3,790	4,195
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	1,035	1,255
5% 6/1/35	1,655	1,978
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/41 (c)	1,505	1,775
5% 3/31/46 (c)	2,485	2,917
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	2,645	3,237
Series 2015, 5% 7/1/24	625	710
Series 2016 A:
4% 7/1/42	1,430	1,572
5% 7/1/35	575	680
Maryland Trans. Auth. Trans. Facility Projs. Rev.:
Series 2020:
4% 7/1/45	5,010	5,983
4% 7/1/50	2,920	3,468
Series 2021 A, 5% 7/1/51	4,000	5,249
Washington Metropolitan Area Transit Auth. Series 2021 A:
5% 7/15/41	1,250	1,659
5% 7/15/46	2,000	2,626

TOTAL MARYLAND		62,447

Massachusetts - 4.8%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1:
5% 7/1/32	3,210	4,371
5% 7/1/33	2,500	3,390
5% 7/1/34	1,260	1,703
5% 7/1/35	3,180	4,284
Massachusetts Dev. Fin. Agcy. Rev.:
(Lawrence Gen. Hosp.) Series 2017, 5% 7/1/21	380	380
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,360	1,605
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	3,210	4,021
5% 7/1/34	3,500	4,364
Series 2017, 4% 7/1/41	8,280	9,567
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	830	935
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	830	1,004
5% 10/1/28	875	1,055
5% 10/1/29	920	1,104
5% 10/1/31	1,015	1,209
5% 10/1/32	1,065	1,267
Series 2016 I, 5% 7/1/41	1,925	2,236
Series 2016:
5% 10/1/29	830	1,002
5% 10/1/30	1,240	1,493
5% 7/1/31	1,385	1,644
5% 10/1/31	1,340	1,609
5% 10/1/43	8,995	10,588
Series 2017:
5% 7/1/34	1,325	1,594
5% 7/1/35	1,000	1,202
Series 2019, 5% 9/1/59	16,180	20,043
Series 2020 A:
4% 7/1/45	12,200	14,237
5% 10/15/27	5,000	6,348
5% 10/15/28	20,500	26,689
5% 10/15/29	10,500	13,980
Series BB1, 5% 10/1/46	345	414
Series M:
4% 10/1/50	12,425	14,493
5% 10/1/45	9,360	11,840
Massachusetts Edl. Fing. Auth. Rev. Series 2019 B:
5% 7/1/27 (c)	1,000	1,227
5% 7/1/28 (c)	1,915	2,399
Massachusetts Gen. Oblig.:
Series 2017 A, 5% 4/1/36	1,750	2,164
Series 2019 C, 5% 5/1/49	4,175	5,288
Series E:
5% 11/1/45	4,450	5,763
5% 11/1/50	15,180	19,564
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	300	301
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	1,740	2,095
5% 7/1/34	895	1,077
5% 7/1/38	1,300	1,567
Series 2016 B, 5% 7/1/43 (c)	7,110	8,447
Series 2021 E:
5% 7/1/38 (c)	2,875	3,760
5% 7/1/39 (c)	4,480	5,845
5% 7/1/40 (c)	2,835	3,689
5% 7/1/51 (c)	10,000	12,782

TOTAL MASSACHUSETTS		245,639

Michigan - 2.6%
Detroit Downtown Dev. Auth. Tax:
Series 2018 A, 5% 7/1/32 (FSA Insured)	1,000	1,124
Series A, 5% 7/1/34 (FSA Insured)	1,000	1,123
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/50	2,600	3,185
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/23	3,310	3,441
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/38	1,515	1,841
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	2,030	2,496
5% 7/1/48	8,725	10,669
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	1,955	2,358
Michigan Bldg. Auth. Rev. Series 2015 I:
5% 4/15/30	3,960	4,709
5% 4/15/30 (Pre-Refunded to 10/15/25 @ 100)	180	214
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	2,570	3,176
(Trinity Health Proj.) Series 2017, 5% 12/1/42	2,140	2,656
Series 2012, 5% 11/15/42	8,595	9,083
Series 2015 MI, 5% 12/1/24	3,680	4,259
Series 2016, 5% 11/15/41	1,560	1,879
Series 2019 A, 5% 11/15/48	2,105	2,626
Series 2020 A, 4% 6/1/49	2,545	2,956
Series MI, 5.5% 12/1/27	3,930	4,671
Michigan Hosp. Fin. Auth. Rev.:
Series 2008 C:
5% 12/1/32	1,110	1,392
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	130	164
Series 2012 A, 5% 6/1/26	1,655	1,727
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	2,230	2,467
Oakland Univ. Rev. Series 2019:
5% 3/1/44	8,540	10,449
5% 3/1/50	13,450	16,359
Portage Pub. Schools Series 2016:
5% 11/1/30	2,365	2,845
5% 11/1/31	2,090	2,512
5% 11/1/36	205	245
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/27 (c)	5,790	6,853
Series 2015 G, 5% 12/1/28 (c)	4,555	5,374
Series 2017 A:
4% 12/1/33 (FSA Insured)	1,230	1,425
4% 12/1/34 (FSA Insured)	1,020	1,180
4% 12/1/35 (FSA Insured)	995	1,149
4% 12/1/36 (FSA Insured)	1,035	1,194
5% 12/1/31	310	382
5% 12/1/32	315	389
5% 12/1/34	580	719
5% 12/1/35	540	668
5% 12/1/37	355	438
Series 2017 B:
5% 12/1/29 (c)	495	611
5% 12/1/30 (c)	580	713
5% 12/1/31 (c)	660	811
5% 12/1/32 (c)	420	520
5% 12/1/32 (c)	540	666
5% 12/1/34 (c)	495	610
5% 12/1/35 (c)	540	664
5% 12/1/37 (c)	705	862
5% 12/1/42 (c)	830	1,004
Series 2018 D, 5% 12/1/29 (c)	3,645	4,618

TOTAL MICHIGAN		131,476

Minnesota - 0.4%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/48	6,000	7,223
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	2,345	2,711
Series 2017, 5% 5/1/25	660	767
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	615	758
5% 10/1/45	1,370	1,636
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	990	1,107
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (a)(d)	3,770	4,092

TOTAL MINNESOTA		18,294

Missouri - 0.9%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	580	691
5% 3/1/31	620	736
5% 3/1/36	1,240	1,458
Kansas City Spl. Oblig. (Downtown Streetcar Proj.) Series 2014 A:
5% 9/1/26	980	984
5% 9/1/27	405	407
5% 9/1/28	830	833
5% 9/1/29	830	833
5% 9/1/30	1,150	1,154
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/42	1,200	1,469
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
3.125% 2/1/27	830	904
3.25% 2/1/28	830	905
4% 2/1/40	660	726
5% 2/1/29	1,025	1,194
5% 2/1/31	2,150	2,485
5% 2/1/33	2,375	2,730
5% 2/1/36	2,235	2,550
Series 2019 A:
4% 10/1/48	2,850	3,273
5% 10/1/46	5,575	6,860
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	825	918
Saint Louis Arpt. Rev. Series 2019 C:
5% 7/1/33	2,390	3,053
5% 7/1/34	1,750	2,230
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2017, 5% 9/1/48	1,000	1,132
Series 2018 A:
5.125% 9/1/48	3,325	3,757
5.125% 9/1/49	2,665	3,010

TOTAL MISSOURI		44,292

Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (c)	800	844
Series 2019 B, 4% 6/1/50	435	493

TOTAL MONTANA		1,337

Nebraska - 0.4%
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017:
4% 7/1/34	830	957
5% 7/1/36	570	695
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	2,320	2,541
Series 2019 E, 3.75% 9/1/49 (c)	2,630	2,832
Series 2020 A, 3.5% 9/1/50	1,915	2,116
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	2,050	2,421
5% 1/1/40	935	1,100
Omaha Arpt. Auth. Arpt. Rev.:
Series 2017 A:
5% 12/15/22 (c)	620	663
5% 12/15/23 (c)	620	691
5% 12/15/25 (c)	330	393
5% 12/15/26 (c)	1,190	1,459
5% 12/15/27 (c)	830	1,010
5% 12/15/30 (c)	1,240	1,503
5% 12/15/31 (c)	650	788
5% 12/15/33 (c)	660	798
5% 12/15/35 (c)	1,655	2,000
5% 12/15/36 (c)	420	508
Series 2017 C, 5% 12/15/21 (c)	340	347

TOTAL NEBRASKA		22,822

Nevada - 0.2%
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/22 (c)	1,865	1,954
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B, 5% 6/1/36	3,750	4,487
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	1,320	1,465
Tahoe-Douglas Visitors Auth. Series 2020:
5% 7/1/40	1,000	1,174
5% 7/1/45	2,605	3,023

TOTAL NEVADA		12,103

New Hampshire - 1.8%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	6,023	7,250
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	2,485	2,999
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	895	1,125
5% 8/1/29	855	1,067
5% 8/1/30	850	1,059
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 5% 7/1/29	3,275	4,114
Series 2017:
5% 7/1/30	2,125	2,662
5% 7/1/31	4,750	5,941
5% 7/1/32	3,185	3,980
5% 7/1/33	2,900	3,620
5% 7/1/34	4,415	5,505
5% 7/1/35	4,635	5,773
5% 7/1/36	4,870	6,061
5% 7/1/37	4,290	5,331
Series 2017, 5% 7/1/44	1,590	1,856
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	420	429
Series 2012:
4% 7/1/32	2,295	2,348
5% 7/1/24	830	866
5% 7/1/25	980	1,021
5% 7/1/27	415	432
Series 2016:
4% 10/1/38	2,010	2,240
5% 10/1/22	885	938
5% 10/1/24	1,755	2,006
5% 10/1/25	1,740	2,055
5% 10/1/29	5,525	6,635
5% 10/1/31	4,315	5,146
5% 10/1/33	3,355	3,986
5% 10/1/38	6,185	7,278

TOTAL NEW HAMPSHIRE		93,723

New Jersey - 6.6%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (FSA Insured)	860	1,026
5% 7/1/30 (FSA Insured)	2,105	2,499
5% 7/1/32 (FSA Insured)	1,035	1,223
5% 7/1/33 (FSA Insured)	1,075	1,268
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (d)	1,000	1,021
Series A, 5% 11/1/40	8,915	11,121
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (d)	910	932
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	10,905	12,768
Series 2017 B, 5% 11/1/23	14,900	16,496
Series 2013 NN:
5% 3/1/26	4,125	4,442
5% 3/1/27	51,700	55,629
5% 3/1/29	2,055	2,207
Series 2013:
5% 3/1/24	14,900	16,058
5% 3/1/25	1,820	1,961
Series 2015 XX, 5.25% 6/15/27	14,075	16,586
Series 2016 AAA:
5.5% 6/15/31	1,655	2,046
5.5% 6/15/32	4,140	5,114
Series LLL, 5% 6/15/44	2,680	3,324
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	1,740	2,047
5% 7/1/32	1,985	2,331
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	3,275	4,024
4% 6/1/31	1,230	1,532
4% 6/1/32	830	1,047
5% 6/1/29	3,685	4,772
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/21	275	275
5% 7/1/22	275	287
5% 7/1/23	970	1,054
5% 7/1/24	1,600	1,802
5% 7/1/25	1,660	1,930
5% 7/1/26	915	1,095
5% 7/1/26	275	329
5% 7/1/27	420	501
5% 7/1/27	620	757
5% 7/1/28	300	366
5% 7/1/29	580	684
5% 7/1/29	415	490
5% 7/1/30	690	810
5% 7/1/30	830	1,009
Series 2016:
4% 7/1/48	2,400	2,650
5% 7/1/41	2,865	3,340
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (c)	1,000	1,065
5% 12/1/23 (c)	1,675	1,858
5% 12/1/26 (c)	830	1,003
Series 2017 1B, 5% 12/1/21 (c)	1,060	1,080
Series 2018 B:
5% 12/1/25 (c)	3,495	4,127
5% 12/1/26 (c)	1,035	1,251
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	21,525	26,824
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	330	354
Series 2010 A, 0% 12/15/27	9,485	8,581
Series 2014 AA, 5% 6/15/24	8,280	9,392
Series 2014 BB2:
5% 6/15/32	5,810	7,638
5% 6/15/33	1,635	2,142
5% 6/15/34	1,060	1,384
Series 2016 A:
5% 6/15/27	2,250	2,698
5% 6/15/28	9,150	10,915
5% 6/15/29	1,865	2,213
Series 2016 A-2, 5% 6/15/23	4,455	4,856
Series 2021 A, 5% 6/15/33	2,980	3,904
Series 2022 A:
4% 6/15/39 (e)	2,030	2,309
4% 6/15/40 (e)	2,410	2,732
4% 6/15/42 (e)	4,540	5,116
Series 2022 AA:
5% 6/15/32 (e)	8,500	10,855
5% 6/15/34 (e)	7,460	9,414
5% 6/15/36 (e)	2,215	2,769
5% 6/15/37 (e)	500	622
Series AA:
4% 6/15/35	1,500	1,790
4% 6/15/40	1,680	1,984
4% 6/15/45	6,895	8,045
5% 6/15/29	1,615	1,687
5% 6/15/35	490	632
5% 6/15/39	3,000	3,830
5% 6/15/45	1,550	1,954
Series BB, 5% 6/15/50	1,885	2,296

TOTAL NEW JERSEY		336,173

New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	1,855	2,050
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	140	141
5% 5/15/34	275	315
5% 5/15/39	205	233
5% 5/15/44	215	242
5% 5/15/49	425	477
Series 2019 B1, 2.625% 5/15/25	230	231

TOTAL NEW MEXICO		3,689

New York - 6.0%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	1,035	1,197
4% 7/1/34	1,035	1,195
Series 2017:
4% 12/1/21 (d)	900	913
5% 12/1/22 (d)	1,400	1,491
5% 12/1/23 (d)	1,200	1,330
5% 12/1/24 (d)	1,100	1,264
5% 12/1/25 (d)	1,200	1,424
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	4,635	4,655
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	7,185	7,573
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	26,320	28,375
New York City Gen. Oblig.:
Series 2012 E, 5% 8/1/24	4,140	4,257
Series 2015 C, 5% 8/1/27	580	674
Series 2016 C and D, 5% 8/1/28	2,175	2,604
Series 2016 E, 5% 8/1/28	3,645	4,438
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2012 EE, 5.25% 6/15/30	5,960	6,249
Series GG 1, 5% 6/15/48	3,500	4,456
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	4,140	4,750
Series 2015 S2, 5% 7/15/35	1,465	1,721
New York City Transitional Fin. Auth. Rev. Series C1, 5% 5/1/29	3,720	4,855
New York Dorm. Auth. Sales Tax Rev. Series 2016 A, 5% 3/15/34	5,630	6,857
New York Metropolitan Trans. Auth. Rev.:
Series 2014 B, 5% 11/15/44	8,280	9,117
Series 2015 A1, 5% 11/15/45	6,170	6,982
Series 2020 D:
4% 11/15/46	39,325	45,834
4% 11/15/47	2,710	3,156
Series 2021 A1, 4% 11/15/45	24,650	28,955
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (c)	935	1,016
New York State Urban Dev. Corp.:
Series 2020 A, 5% 3/15/42	2,000	2,583
Series 2020 C, 5% 3/15/47	20,400	26,135
Series 2020 E:
4% 3/15/44	28,000	32,924
4% 3/15/45	22,500	26,398
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	3,560	4,004
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	5,215	6,366
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	4,470	5,467
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/33 (FSA Insured)	1,200	1,411
5% 12/1/31 (FSA Insured)	1,500	1,930
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	830	982
Rockland County Gen. Oblig. Series 2014 A:
4% 3/1/23 (FSA Insured)	930	988
4% 3/1/24 (FSA Insured)	1,140	1,249
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (d)	750	777
5.375% 11/1/54 (d)	1,150	1,200
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	4,140	4,839
Triborough Bridge and Tunnel Auth. Series 2021 A1, 5% 5/15/51	4,815	6,280

TOTAL NEW YORK		308,871

New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 194, 5.25% 10/15/55	3,915	4,594
North Carolina - 0.7%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A:
5% 6/1/44	4,000	5,080
5% 6/1/46	2,120	2,692
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	1,265	1,565
5% 7/1/33	1,040	1,286
5% 7/1/37	2,910	3,600
Series 2017 B:
5% 7/1/21 (c)	175	175
5% 7/1/22 (c)	125	131
5% 7/1/23 (c)	135	148
5% 7/1/24 (c)	155	176
5% 7/1/25 (c)	85	100
5% 7/1/26 (c)	85	103
5% 7/1/27 (c)	160	199
5% 7/1/28 (c)	135	167
5% 7/1/29 (c)	195	240
5% 7/1/30 (c)	210	258
5% 7/1/31 (c)	395	485
5% 7/1/32 (c)	420	516
5% 7/1/33 (c)	440	540
5% 7/1/34 (c)	460	565
5% 7/1/35 (c)	315	387
5% 7/1/36 (c)	255	313
5% 7/1/37 (c)	300	368
5% 7/1/42 (c)	975	1,186
Series 2017 C, 4% 7/1/32	1,190	1,382
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5% 11/1/30 (FSA Insured)	1,055	1,058
Series 2012, 5% 11/1/41	4,490	4,583
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	275	344
5% 10/1/42 (Pre-Refunded to 10/1/27 @ 100)	2,215	2,769
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	1,000	1,250
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2021 A:
4% 3/1/41	1,050	1,160
4% 3/1/51	2,075	2,268

TOTAL NORTH CAROLINA		35,094

Ohio - 2.3%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	7,285	8,595
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A:
5% 8/1/25	2,475	2,920
5% 8/1/26	1,645	2,000
5% 8/1/27	2,060	2,573
5% 8/1/28	2,060	2,601
5% 8/1/29	4,130	5,207
5% 8/1/30	3,520	4,435
American Muni. Pwr., Inc. Rev. Series 2012 B, 5% 2/15/42	1,615	1,662
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2:
5% 6/1/30	2,000	2,667
5% 6/1/32	1,665	2,196
5% 6/1/33	2,000	2,624
5% 6/1/34	420	548
Columbus City School District Series 2016 A, 5% 12/1/29	1,740	2,101
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	3,470	3,603
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	4,700	5,808
5% 12/1/51	6,900	8,491
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	5,525	6,366
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/25	2,975	3,276
5% 12/1/26	555	611
Lake County Hosp. Facilities Rev.:
Series 2008 C:
5.75% 8/15/38	135	136
6% 8/15/43	660	662
Series 2015:
5% 8/15/29	1,160	1,340
5% 8/15/30	1,245	1,432
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	1,850	2,131
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/33	3,685	3,843
5% 2/15/44	4,415	4,581
5% 2/15/48	11,260	11,673
Ohio Gen. Oblig. Series 2019 A, 5% 3/1/28	4,315	5,500
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	975	1,126
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	620	697
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	2,150	1,319
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/29	2,615	3,412
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/29	1,815	2,143
5% 2/15/34	370	434
Series 2019, 5% 2/15/29	3,925	4,607
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	3,725	4,468
Wood County Hosp. Facilities Rev. (Wood County Hosp. Proj.) Series 2012:
5% 12/1/32	210	214
5% 12/1/42	280	283

TOTAL OHIO		118,285

Oklahoma - 0.2%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	1,050	1,240
5% 10/1/29	1,160	1,371
5% 10/1/36	830	977
5% 10/1/39	1,655	1,942
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/22	415	435
5% 8/15/23	215	234
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	1,915	2,268

TOTAL OKLAHOMA		8,467

Oregon - 0.3%
Oregon Gen. Oblig. Series N, 5% 5/1/26	2,775	3,367
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	7,605	8,448
Port of Portland Arpt. Rev. Series 2020 27A, 5% 7/1/45 (c)	2,980	3,731

TOTAL OREGON		15,546

Pennsylvania - 6.7%
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/32	495	626
5% 7/1/33	1,150	1,449
5% 7/1/40	3,100	3,841
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	830	1,013
5% 7/15/29	1,290	1,657
5% 7/15/32	830	1,053
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/23	1,075	1,193
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/23	415	453
5% 6/1/28	885	1,061
5% 6/1/29	970	1,157
Delaware County Auth. Rev. (Cabrini College) Series 2017, 5% 7/1/47	3,310	3,798
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	1,205	1,360
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	2,070	2,356
4% 7/15/35	2,135	2,422
4% 7/15/37	4,140	4,678
5% 7/15/25	330	385
5% 7/15/26	1,035	1,243
5% 7/15/27	1,745	2,149
5% 7/15/28	1,285	1,587
5% 7/15/29	1,385	1,699
5% 7/15/30	1,815	2,213
5% 7/15/31	1,240	1,507
5% 7/15/32	1,305	1,583
5% 7/15/34	1,405	1,697
5% 7/15/36	4,150	4,996
5% 7/15/38	4,990	5,985
5% 7/15/43	5,795	6,894
Series 2020, 4% 7/15/45	2,900	3,257
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	2,140	2,563
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	830	1,002
5% 7/1/27	830	997
5% 7/1/28	830	994
5% 7/1/34	3,045	3,605
5% 7/1/36	1,655	1,953
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 1993 A, 6% 6/1/22 (AMBAC Insured)	1,600	1,684
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/21	1,095	1,105
5% 10/1/22	1,140	1,192
5% 10/1/23	325	351
5% 10/1/24	965	1,073
5% 10/1/25	865	960
5% 10/1/27	415	457
Series 2016 A:
5% 10/1/28	1,255	1,444
5% 10/1/29	2,150	2,460
5% 10/1/31	3,790	4,307
5% 10/1/36	6,790	7,658
5% 10/1/40	4,700	5,272
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.):
Series 2016 A, 5% 8/15/36	615	727
Series 2018 A, 4% 8/15/48	10,545	11,835
Series 2016 A, 5% 8/15/46	24,835	28,985
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	2,880	3,384
Series 2017:
5% 5/1/35	1,025	1,254
5% 5/1/37	1,295	1,578
5% 5/1/41	5,860	7,094
Series 2016:
5% 5/1/28	415	493
5% 5/1/32	1,040	1,227
5% 5/1/33	1,405	1,655
Series 2018 A, 5% 2/15/48	1,575	1,925
Pennsylvania Tpk. Commission Tpk. Rev. Series 2021 B, 5% 12/1/38 (e)	6,680	8,822
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	830	980
5% 7/1/26	830	1,010
5% 7/1/27	660	824
Series 2017 B:
5% 7/1/22	240	252
5% 7/1/23 (c)	1,240	1,354
5% 7/1/23	415	455
5% 7/1/25 (c)	2,900	3,400
5% 7/1/26 (c)	2,485	3,003
5% 7/1/27 (c)	2,070	2,564
5% 7/1/28 (c)	2,485	3,059
5% 7/1/29 (c)	1,860	2,287
5% 7/1/32 (c)	2,485	3,032
5% 7/1/33 (c)	1,865	2,276
5% 7/1/34 (c)	3,310	4,032
5% 7/1/37 (c)	3,725	4,516
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	5,425	6,320
Philadelphia Gas Works Rev. Series 16 A, 4% 8/1/45 (FSA Insured)	2,685	3,159
Philadelphia School District:
Series 2016 D:
5% 9/1/25	7,275	8,588
5% 9/1/26	7,600	9,246
5% 9/1/27	8,020	9,744
5% 9/1/28	6,705	8,120
Series 2016 F:
5% 9/1/28	11,600	14,047
5% 9/1/29	7,540	9,101
Series 2018 A:
5% 9/1/36	1,575	1,964
5% 9/1/37	910	1,131
5% 9/1/38	1,450	1,801
Series 2018 B, 5% 9/1/43	2,115	2,606
Series 2019 A:
4% 9/1/35	5,215	6,243
5% 9/1/33	2,480	3,200
5% 9/1/34	7,225	9,269
Series 2019 C, 5% 9/1/33	2,540	3,266
Series F:
5% 9/1/30	5,625	6,783
5% 9/1/30 (Pre-Refunded to 9/1/26 @ 100)	20	24
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A:
5% 10/1/35	4,190	5,333
5% 10/1/36	6,210	7,892
5% 10/1/48	6,000	7,466
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/39 (FSA Insured)	2,315	2,952
Series 2019 A, 5% 9/1/44 (FSA Insured)	775	979
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	1,055	1,232
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	4,605	5,340
5% 8/1/48	5,335	6,167

TOTAL PENNSYLVANIA		346,385

Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	655	751
5% 9/1/36	5,810	6,624
Series 2016, 5% 5/15/39	5,215	5,969
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	1,555	1,718
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A:
3.5% 12/1/34 (c)	1,660	1,722
5% 12/1/25 (c)	1,000	1,177

TOTAL RHODE ISLAND		17,961

South Carolina - 3.2%
Charleston County Arpt. District Series 2019, 5% 7/1/43	2,085	2,637
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	2,275	2,655
5% 12/1/26	1,160	1,348
5% 12/1/28	4,690	5,414
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	2,240	2,523
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C:
5% 7/1/32	1,010	1,282
5% 7/1/33	4,200	5,315
South Carolina Ports Auth. Ports Rev. Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (c)	910	1,080
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	33,515	37,353
Series 2014 A:
5% 12/1/49	11,210	12,551
5.5% 12/1/54	12,985	14,700
Series 2014 C, 5% 12/1/46	3,895	4,439
Series 2015 A, 5% 12/1/50	5,180	5,969
Series 2015 E, 5.25% 12/1/55	6,195	7,309
Series 2016 A:
5% 12/1/29	2,485	2,979
5% 12/1/38	250	297
Series 2016 B:
5% 12/1/31	910	1,106
5% 12/1/41	12,515	15,072
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	15,510	17,627
4% 4/15/48	10,815	12,292
5% 4/15/48	10,595	12,618

TOTAL SOUTH CAROLINA		166,566

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	540	658
Series 2017:
5% 7/1/26	250	303
5% 7/1/28	250	309
5% 7/1/29	470	577

TOTAL SOUTH DAKOTA		1,847

Tennessee - 0.5%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1:
4% 8/1/44	2,200	2,508
5% 8/1/31	1,000	1,279
5% 8/1/33	1,250	1,588
Series 2019 A2, 5% 8/1/35	765	968
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/23	815	889
5% 7/1/24	1,225	1,341
5% 7/1/25	1,225	1,341
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (c)	1,755	1,989
Series 2019 B, 5% 7/1/54 (c)	9,580	11,858

TOTAL TENNESSEE		23,761

Texas - 6.6%
Argyle Independent School District Series 2004, 5.25% 8/15/40 (FSA Insured)	105	105
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45 (Build America Mutual Assurance Insured)	1,215	1,219
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (c)	830	950
5% 11/15/27 (c)	1,035	1,182
5% 11/15/28 (c)	1,240	1,413
5% 11/15/39 (c)	9,440	10,704
5% 11/15/44 (c)	23,065	26,112
Series 2017 B:
5% 11/15/28 (c)	830	999
5% 11/15/30 (c)	1,275	1,536
5% 11/15/32 (c)	1,005	1,211
5% 11/15/35 (c)	1,035	1,248
5% 11/15/36 (c)	1,385	1,671
5% 11/15/37 (c)	1,165	1,403
5% 11/15/41 (c)	4,725	5,680
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,400	2,394
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	1,075	1,250
5% 1/1/30	1,365	1,573
5% 1/1/31	395	454
5% 1/1/32	830	952
5% 1/1/45	5,795	6,624
Series 2016:
5% 1/1/40	830	961
5% 1/1/46	565	654
Collin County Cmnty. College District Series 2020 A, 5% 8/15/28	4,250	5,474
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	2,150	2,556
Dallas Wtrwks. & Swr. Sys. Rev. Series 2020 C:
4% 10/1/35	1,000	1,232
4% 10/1/39	5,000	6,101
4% 10/1/40	2,000	2,434
Fort Bend Independent School District Series 2020, 5% 8/15/28	3,000	3,861
Grand Parkway Trans. Corp. Series 2018 A, 5% 10/1/38	2,655	3,315
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37 (Pre-Refunded to 11/15/22 @ 100)	4,510	4,807
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	1,115	1,301
Harris County Gen. Oblig. Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,485	2,426
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,835
Houston Arpt. Sys. Rev.:
Series 2018 A, 5% 7/1/41 (c)	1,000	1,229
Series 2018 C:
5% 7/1/29 (c)	1,655	2,079
5% 7/1/30 (c)	1,765	2,214
5% 7/1/31 (c)	1,240	1,554
5% 7/1/32 (c)	1,450	1,817
Houston Gen. Oblig. Series 2017 A:
5% 3/1/29	3,150	3,869
5% 3/1/31	3,835	4,686
5% 3/1/32	1,635	1,994
Houston Util. Sys. Rev. Series 2020 C:
5% 11/15/33	2,000	2,668
5% 11/15/34	2,500	3,328
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	390	461
5% 10/15/30	1,570	1,846
5% 10/15/32	830	977
5% 10/15/36	545	641
5% 10/15/37	930	1,092
5% 10/15/38	1,325	1,555
5% 10/15/44	1,310	1,538
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (c)	830	979
5% 11/1/27 (c)	1,780	2,102
5% 11/1/28 (c)	2,755	3,242
5% 11/1/29 (c)	1,655	1,942
5% 11/1/32 (c)	3,055	3,563
Series 2017:
5% 11/1/22 (c)	620	658
5% 11/1/23 (c)	910	1,009
5% 11/1/24 (c)	830	954
5% 11/1/25 (c)	830	984
5% 11/1/26 (c)	830	1,011
5% 11/1/27 (c)	830	1,004
5% 11/1/28 (c)	1,450	1,745
5% 11/1/29 (c)	1,035	1,246
5% 11/1/30 (c)	830	999
5% 11/1/31 (c)	1,840	2,215
5% 11/1/32 (c)	2,135	2,571
5% 11/1/33 (c)	830	1,000
5% 11/1/34 (c)	830	1,000
5% 11/1/36 (c)	830	1,000
Lower Colorado River Auth. Rev. Series 2015 D:
5% 5/15/28	1,820	2,117
5% 5/15/30	4,140	4,817
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	625	781
5% 8/15/29	1,655	2,046
5% 8/15/47	1,890	2,274
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	595	703
5% 4/1/30	2,825	3,313
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	830	978
5% 1/1/33	975	1,181
5% 1/1/34	1,240	1,502
5% 1/1/34	2,485	3,476
5% 1/1/35	1,820	2,205
5% 1/1/36	4,965	6,004
5% 1/1/37	6,625	7,997
5% 1/1/38	2,690	2,877
(Sub Lien Proj.) Series 2017 B:
5% 1/1/26	740	792
5% 1/1/30	350	412
5% 1/1/31	495	581
Series 2008 I, 6.2% 1/1/42 (Pre-Refunded to 1/1/25 @ 100)	6,870	8,258
Series 2014 A, 5% 1/1/25	4,965	5,549
Series 2015 A, 5% 1/1/32	2,775	3,179
Series 2015 B, 5% 1/1/40	8,280	8,848
Series 2016 A, 5% 1/1/36	1,035	1,226
San Antonio Independent School District Series 2016, 5% 8/15/31	3,590	4,350
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	375	463
5% 10/1/30	580	713
5% 10/1/31	520	637
5% 10/1/39	1,030	1,253
5% 10/1/40	830	1,009
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43 (Pre-Refunded to 8/15/23 @ 100)	3,310	3,643
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
4% 2/15/35	4,140	4,648
5% 2/15/25	710	826
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	4,488	4,732
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	4,510	5,110
Series A, 3.5% 3/1/51	3,800	4,265
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 6.75% 6/30/43 (c)	12,420	14,068
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/29	3,530	4,349
5% 3/15/31	2,690	3,296
Texas Wtr. Dev. Board Rev. Series 2020:
5% 8/1/23	1,000	1,101
5% 8/1/27	2,400	3,019
5% 8/1/28	4,600	5,934
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/32	5,115	6,076
5% 2/15/33	3,310	3,925
5% 2/15/34	4,140	4,901
5% 2/15/36	2,485	2,935
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	1,740	2,132
Univ. of Texas Board of Regents Sys. Rev.:
Series 2019 A, 5% 8/15/29	1,850	2,436
Series 2020 C, 5% 8/15/31	2,500	3,426
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	1,685	2,021
Weatherford Independent School District Series 2002, 0% 2/15/33	5,785	4,810

TOTAL TEXAS		337,603

Utah - 1.5%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/22 (c)	1,655	1,732
5% 7/1/24 (c)	1,450	1,643
5% 7/1/25 (c)	1,655	1,935
5% 7/1/27 (c)	3,500	4,323
5% 7/1/29 (c)	3,090	3,780
5% 7/1/30 (c)	2,275	2,767
5% 7/1/31 (c)	4,345	5,283
5% 7/1/33 (c)	3,310	4,040
5% 7/1/35 (c)	3,310	4,028
5% 7/1/36 (c)	4,470	5,429
5% 7/1/37 (c)	3,520	4,267
Series 2018 A:
5% 7/1/31 (c)	2,000	2,484
5% 7/1/32 (c)	4,310	5,351
5% 7/1/33 (c)	1,420	1,758
5.25% 7/1/48 (c)	5,655	6,941
Utah County Hosp. Rev. Series 2020 A:
5% 5/15/43	5,500	7,056
5% 5/15/50	9,000	11,437
Utah Gen. Oblig. Series 2020 B, 5% 7/1/28	1,995	2,568

TOTAL UTAH		76,822

Vermont - 0.7%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Champlain College Proj.) Series 2016 A:
5% 10/15/41	3,810	4,372
5% 10/15/46	4,720	5,384
(Middlebury College Proj.) Series 2020, 5% 11/1/49	18,500	23,118
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2019 A, 5% 6/15/28 (c)	1,430	1,745

TOTAL VERMONT		34,619

Virginia - 0.6%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	3,860	4,377
5% 6/15/30	1,035	1,154
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	525	563
Series 2016:
4% 6/15/37	595	663
5% 6/15/27	1,240	1,491
5% 6/15/30	540	639
5% 6/15/33	350	412
5% 6/15/34	665	781
5% 6/15/35	1,820	2,137
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A:
5% 1/1/35	830	949
5% 1/1/40	1,865	2,124
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	725	902
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (c)	4,965	5,080
5% 1/1/40 (c)	995	1,018
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	2,070	2,404
5% 1/1/34	1,240	1,441
5% 1/1/35	1,240	1,439
5% 1/1/44	830	963

TOTAL VIRGINIA		28,537

Washington - 2.3%
Port of Seattle Rev.:
Series 2016 B:
5% 10/1/28 (c)	2,900	3,471
5% 10/1/30 (c)	1,655	1,971
Series 2019 A, 4% 4/1/44 (c)	2,525	2,865
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/22 (c)	830	865
5% 6/1/24 (c)	1,290	1,395
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/27 (Pre-Refunded to 6/1/23 @ 100)	3,415	3,722
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	2,790	3,230
5% 2/1/34	3,450	3,990
Series 2021 A, 5% 8/1/43	2,300	2,986
Series 2021 C, 5% 2/1/44	15,270	19,980
Series 2021 E:
5% 2/1/46	6,820	8,895
5% 6/1/46	10,000	13,140
Series R-2017 A, 5% 8/1/30	1,685	2,051
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	675	789
5% 7/1/27	1,285	1,586
5% 7/1/28	1,570	1,954
5% 7/1/29	615	760
5% 7/1/30	735	903
5% 7/1/31	870	1,065
5% 7/1/32	1,655	2,023
5% 7/1/33	2,345	2,859
5% 7/1/34	540	657
5% 7/1/42	4,685	5,624
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/25	4,245	4,504
Series 2015:
5% 1/1/25	1,655	1,906
5% 1/1/27	1,910	2,225
Series 2019 A1, 5% 8/1/38	1,000	1,255
Series 2019 A2, 5% 8/1/33	2,000	2,541
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/27	1,770	2,134
5% 10/1/28	1,825	2,187
5% 10/1/35	1,880	2,205
5% 10/1/36	2,845	3,333
5% 10/1/40	2,795	3,255
Series 2019, 4% 10/1/49	3,515	3,904
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (d)	100	107
5% 7/1/33 (d)	125	137
5% 7/1/38 (d)	100	109
5% 7/1/48 (d)	400	432

TOTAL WASHINGTON		117,015

West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/31	1,355	1,689
5% 1/1/32	1,120	1,391

TOTAL WEST VIRGINIA		3,080

Wisconsin - 1.3%
Milwaukee County Arpt. Rev. Series 2019 B:
5% 12/1/22 (c)	3,380	3,598
5% 12/1/23 (c)	2,960	3,291
Pub. Fin. Auth. Series 2020 A:
5% 1/1/35	1,210	1,544
5% 1/1/40	540	680
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (d)	700	771
5% 5/15/28 (d)	1,095	1,208
5.25% 5/15/37 (d)	335	370
5.25% 5/15/42 (d)	415	457
5.25% 5/15/47 (d)	410	452
5.25% 5/15/52 (d)	775	854
Pub. Fin. Auth. Edl. Facilities Series 2016:
5% 1/1/37	5,325	5,790
5% 1/1/42	4,275	4,620
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	5,850	7,185
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	735	815
5% 10/1/48 (d)	930	1,028
5% 10/1/53 (d)	2,330	2,571
Roseman Univ. of Health:
(Roseman Univ. of Health Sciences Proj.) Series 2020, 5% 4/1/40 (d)	750	906
Series 2020, 5% 4/1/50 (d)	520	619
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	4,140	4,963
Series 2014:
4% 5/1/33	2,920	3,111
5% 5/1/22	660	683
Series 2016 A:
5% 2/15/28	1,965	2,321
5% 2/15/29	2,550	2,997
5% 2/15/30	2,805	3,282
Series 2017 A:
5% 9/1/31 (Pre-Refunded to 9/1/27 @ 100)	830	1,032
5% 9/1/33 (Pre-Refunded to 9/1/27 @ 100)	1,425	1,773
5% 9/1/35 (Pre-Refunded to 9/1/27 @ 100)	1,575	1,959
Series 2019 A:
2.25% 11/1/26	1,270	1,272
5% 11/1/46	540	581
Series 2019 B1, 2.825% 11/1/28	1,435	1,438
Series 2019 B2, 2.55% 11/1/27	920	922
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012:
4% 10/1/23	2,070	2,167
5% 6/1/27	1,840	1,914

TOTAL WISCONSIN		67,174

TOTAL MUNICIPAL BONDS
(Cost $4,715,758)		5,135,642
	Shares	Value (000s)

Money Market Funds - 0.3%
Fidelity Municipal Cash Central Fund 0.04% (g)(h)
(Cost $13,290)	13,288,664	13,291
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $4,729,048)		5,148,933
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(18,443)
NET ASSETS - 100%		$5,130,490

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,301,000 or 1.1% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$20
Total	$20

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.04%	$22,047	$301,078	$309,838	$3	$1	$13,291	0.8%
Total	$22,047	$301,078	$309,838	$3	$1	$13,291

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$5,135,642	$--	$5,135,642	$--
Money Market Funds	13,291	13,291	--	--
Total Investments in Securities:	$5,148,933	$13,291	$5,135,642	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	24.8%
Health Care	24.3%
Transportation	23.9%
Education	9.7%
Special Tax	5.7%
Others* (Individually Less Than 5%)	11.6%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,715,758)	$5,135,642
Fidelity Central Funds (cost $13,290)	13,291
Total Investment in Securities (cost $4,729,048)		$5,148,933
Cash		746
Receivable for securities sold on a delayed delivery basis		1,279
Receivable for fund shares sold		4,159
Interest receivable		59,020
Distributions receivable from Fidelity Central Funds		1
Total assets		5,214,138
Liabilities
Payable for investments purchased on a delayed delivery basis	$76,046
Payable for fund shares redeemed	1,963
Distributions payable	3,536
Accrued management fee	1,484
Distribution and service plan fees payable	110
Other affiliated payables	464
Other payables and accrued expenses	45
Total liabilities		83,648
Net Assets		$5,130,490
Net Assets consist of:
Paid in capital		$4,690,073
Total accumulated earnings (loss)		440,417
Net Assets		$5,130,490
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($252,205 ÷ 18,341 shares)(a)		$13.75
Maximum offering price per share (100/96.00 of $13.75)		$14.32
Class M:
Net Asset Value and redemption price per share ($110,470 ÷ 8,027 shares)(a)		$13.76
Maximum offering price per share (100/96.00 of $13.76)		$14.33
Class C:
Net Asset Value and offering price per share ($37,509 ÷ 2,728 shares)(a)		$13.75
Fidelity Municipal Income Fund:
Net Asset Value, offering price and redemption price per share ($3,845,072 ÷ 279,449 shares)		$13.76
Class I:
Net Asset Value, offering price and redemption price per share ($667,451 ÷ 48,540 shares)		$13.75
Class Z:
Net Asset Value, offering price and redemption price per share ($217,783 ÷ 15,833 shares)		$13.75

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2021 (Unaudited)
Investment Income
Interest		$72,884
Income from Fidelity Central Funds		20
Total income		72,904
Expenses
Management fee	$8,791
Transfer agent fees	2,437
Distribution and service plan fees	669
Accounting fees and expenses	331
Custodian fees and expenses	20
Independent trustees' fees and expenses	6
Registration fees	104
Audit	30
Legal	4
Miscellaneous	15
Total expenses before reductions	12,407
Expense reductions	(6)
Total expenses after reductions		12,401
Net investment income (loss)		60,503
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,284
Fidelity Central Funds	3
Total net realized gain (loss)		20,287
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	37,996
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		37,997
Net gain (loss)		58,284
Net increase (decrease) in net assets resulting from operations		$118,787

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$60,503	$127,448
Net realized gain (loss)	20,287	20,086
Change in net unrealized appreciation (depreciation)	37,997	62,635
Net increase (decrease) in net assets resulting from operations	118,787	210,169
Distributions to shareholders	(60,439)	(148,811)
Share transactions - net increase (decrease)	58,462	(165,597)
Total increase (decrease) in net assets	116,810	(104,239)
Net Assets
Beginning of period	5,013,680	5,117,919
End of period	$5,130,490	$5,013,680

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.59	$13.39	$12.75	$12.73
Income from Investment Operations
Net investment income (loss)B	.143	.305	.330	.283
Net realized and unrealized gain (loss)	.160	.257	.689	.029
Total from investment operations	.303	.562	1.019	.312
Distributions from net investment income	(.143)	(.304)	(.328)	(.284)
Distributions from net realized gain	–	(.058)	(.051)	(.008)
Total distributions	(.143)	(.362)	(.379)	(.292)
Net asset value, end of period	$13.75	$13.59	$13.39	$12.75
Total ReturnC,D,E	2.24%	4.28%	8.06%	2.48%
Ratios to Average Net AssetsF,G
Expenses before reductions	.79%H	.78%	.79%	.78%H
Expenses net of fee waivers, if any	.79%H	.78%	.79%	.78%H
Expenses net of all reductions	.79%H	.78%	.79%	.78%H
Net investment income (loss)	2.12%H	2.29%	2.49%	2.68%H
Supplemental Data
Net assets, end of period (in millions)	$252	$233	$241	$201
Portfolio turnover rateI	10%H	16%	16%	14%J,K

 A For the period March 1, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.60	$13.40	$12.76	$12.73
Income from Investment Operations
Net investment income (loss)B	.145	.308	.333	.285
Net realized and unrealized gain (loss)	.160	.258	.689	.039
Total from investment operations	.305	.566	1.022	.324
Distributions from net investment income	(.145)	(.308)	(.331)	(.286)
Distributions from net realized gain	–	(.058)	(.051)	(.008)
Total distributions	(.145)	(.366)	(.382)	(.294)
Net asset value, end of period	$13.76	$13.60	$13.40	$12.76
Total ReturnC,D,E	2.26%	4.30%	8.08%	2.58%
Ratios to Average Net AssetsF,G
Expenses before reductions	.77%H	.76%	.77%	.77%H
Expenses net of fee waivers, if any	.77%H	.76%	.77%	.77%H
Expenses net of all reductions	.77%H	.76%	.77%	.76%H
Net investment income (loss)	2.14%H	2.31%	2.51%	2.70%H
Supplemental Data
Net assets, end of period (in millions)	$110	$109	$120	$119
Portfolio turnover rateI	10%H	16%	16%	14%J,K

 A For the period March 1, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.59	$13.39	$12.75	$12.73
Income from Investment Operations
Net investment income (loss)B	.093	.206	.231	.204
Net realized and unrealized gain (loss)	.160	.257	.689	.032
Total from investment operations	.253	.463	.920	.236
Distributions from net investment income	(.093)	(.205)	(.229)	(.208)
Distributions from net realized gain	–	(.058)	(.051)	(.008)
Total distributions	(.093)	(.263)	(.280)	(.216)
Net asset value, end of period	$13.75	$13.59	$13.39	$12.75
Total ReturnC,D,E	1.87%	3.51%	7.26%	1.87%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.54%H	1.53%	1.53%	1.52%H
Expenses net of fee waivers, if any	1.54%H	1.53%	1.53%	1.52%H
Expenses net of all reductions	1.54%H	1.53%	1.53%	1.52%H
Net investment income (loss)	1.37%H	1.54%	1.75%	1.94%H
Supplemental Data
Net assets, end of period (in millions)	$38	$52	$58	$82
Portfolio turnover rateI	10%H	16%	16%	14%J,K

 A For the period March 1, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.60	$13.40	$12.75	$13.12	$12.86	$13.44
Income from Investment Operations
Net investment income (loss)A	.166	.350	.374	.382	.399	.437
Net realized and unrealized gain (loss)	.160	.257	.699	(.286)	.444	(.428)
Total from investment operations	.326	.607	1.073	.096	.843	.009
Distributions from net investment income	(.166)	(.349)	(.372)	(.381)	(.398)	(.437)
Distributions from net realized gain	–	(.058)	(.051)	(.085)	(.185)	(.152)
Total distributions	(.166)	(.407)	(.423)	(.466)	(.583)	(.589)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$13.76	$13.60	$13.40	$12.75	$13.12	$12.86
Total ReturnC,D	2.41%	4.63%	8.50%	.80%	6.67%	(.01)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.45%	.45%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.45%G	.45%	.45%	.46%	.46%	.46%
Expenses net of all reductions	.45%G	.45%	.45%	.45%	.46%	.46%
Net investment income (loss)	2.46%G	2.62%	2.83%	3.00%	3.05%	3.22%
Supplemental Data
Net assets, end of period (in millions)	$3,845	$3,805	$3,955	$3,817	$5,617	$5,477
Portfolio turnover rateH	10%G	16%	16%	14%I,J	37%	25%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.59	$13.39	$12.75	$12.73
Income from Investment Operations
Net investment income (loss)B	.160	.339	.363	.309
Net realized and unrealized gain (loss)	.160	.257	.689	.029
Total from investment operations	.320	.596	1.052	.338
Distributions from net investment income	(.160)	(.338)	(.361)	(.310)
Distributions from net realized gain	–	(.058)	(.051)	(.008)
Total distributions	(.160)	(.396)	(.412)	(.318)
Net asset value, end of period	$13.75	$13.59	$13.39	$12.75
Total ReturnC,D	2.37%	4.54%	8.33%	2.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G	.53%	.53%	.53%G
Expenses net of fee waivers, if any	.54%G	.53%	.53%	.53%G
Expenses net of all reductions	.54%G	.53%	.53%	.53%G
Net investment income (loss)	2.37%G	2.54%	2.75%	2.93%G
Supplemental Data
Net assets, end of period (in millions)	$667	$619	$647	$555
Portfolio turnover rateH	10%G	16%	16%	14%I,J

 A For the period March 1, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income Fund Class Z

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.60	$13.39	$12.75	$12.64
Income from Investment Operations
Net investment income (loss)B	.168	.352	.378	.101
Net realized and unrealized gain (loss)	.150	.269	.689	.112
Total from investment operations	.318	.621	1.067	.213
Distributions from net investment income	(.168)	(.353)	(.376)	(.095)
Distributions from net realized gain	–	(.058)	(.051)	(.008)
Total distributions	(.168)	(.411)	(.427)	(.103)
Net asset value, end of period	$13.75	$13.60	$13.39	$12.75
Total ReturnC,D	2.36%	4.74%	8.45%	1.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	.42%G	.42%	.42%	.42%G
Expenses net of fee waivers, if any	.42%G	.42%	.42%	.42%G
Expenses net of all reductions	.42%G	.42%	.42%	.42%G
Net investment income (loss)	2.49%G	2.65%	2.86%	3.08%G
Supplemental Data
Net assets, end of period (in millions)	$218	$196	$97	$21
Portfolio turnover rateH	10%G	16%	16%	14%I,J

 A For the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Municipal Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Prior to June 21, 2021, Class C shares automatically converted to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$421,265
Gross unrealized depreciation	(980)
Net unrealized appreciation (depreciation)	$420,285
Tax cost	$4,728,648

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income Fund	404,645	239,259

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$300	$9
Class M	-%	.25%	137	3
Class C	.75%	.25%	232	35
			$669	$47

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$18
Class M	6
Class C(a)	1
$25

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$198.17
Class M	78.14
Class C	36.16
Fidelity Municipal Income Fund	1,546.08
Class I	526.17
Class Z	53.05
	$2,437

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Municipal Income Fund	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

	Purchases ($)	Sales ($)
Fidelity Municipal Income Fund	–	9,484

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Municipal Income Fund	$5

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2021	Year ended December 31, 2020
Fidelity Municipal Income Fund
Distributions to shareholders
Class A	$2,516	$6,354
Class M	1,166	3,094
Class C	315	1,053
Fidelity Municipal Income Fund	46,325	115,788
Class I	7,520	17,626
Class Z	2,597	4,896
Total	$60,439	$148,811

9. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2021	Year ended December 31, 2020	Six months ended June 30, 2021	Year ended December 31, 2020
Fidelity Municipal Income Fund
Class A
Shares sold	2,711	3,279	$37,016	$43,813
Reinvestment of distributions	164	427	2,241	5,710
Shares redeemed	(1,641)	(4,622)	(22,377)	(60,929)
Net increase (decrease)	1,234	(916)	$16,880	$(11,406)
Class M
Shares sold	289	275	$3,948	$3,714
Reinvestment of distributions	74	204	1,007	2,731
Shares redeemed	(384)	(1,379)	(5,241)	(18,330)
Net increase (decrease)	(21)	(900)	$(286)	$(11,885)
Class C
Shares sold	267	763	$3,640	$10,213
Reinvestment of distributions	22	73	297	977
Shares redeemed	(1,368)	(1,382)	(18,700)	(18,265)
Net increase (decrease)	(1,079)	(546)	$(14,763)	$(7,075)
Fidelity Municipal Income Fund
Shares sold	10,638	20,403	$145,343	$272,275
Reinvestment of distributions	2,166	5,514	29,549	73,752
Shares redeemed	(13,116)	(41,369)	(178,904)	(544,231)
Net increase (decrease)	(312)	(15,452)	$(4,012)	$(198,204)
Class I
Shares sold	8,237	18,848	$112,346	$251,509
Reinvestment of distributions	288	690	3,924	9,228
Shares redeemed	(5,517)	(22,341)	(75,222)	(293,568)
Net increase (decrease)	3,008	(2,803)	$41,048	$(32,831)
Class Z
Shares sold	3,170	9,816	$43,234	$129,998
Reinvestment of distributions	140	274	1,905	3,662
Shares redeemed	(1,873)	(2,904)	(25,544)	(37,856)
Net increase (decrease)	1,437	7,186	$19,595	$95,804

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity Municipal Income Fund
Class A	.79%
Actual		$1,000.00	$1,022.40	$3.96
Hypothetical-C		$1,000.00	$1,020.88	$3.96
Class M	.77%
Actual		$1,000.00	$1,022.60	$3.86
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Class C	1.54%
Actual		$1,000.00	$1,018.70	$7.71
Hypothetical-C		$1,000.00	$1,017.16	$7.70
Fidelity Municipal Income Fund	.45%
Actual		$1,000.00	$1,024.10	$2.26
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.54%
Actual		$1,000.00	$1,023.70	$2.71
Hypothetical-C		$1,000.00	$1,022.12	$2.71
Class Z	.42%
Actual		$1,000.00	$1,023.60	$2.11
Hypothetical-C		$1,000.00	$1,022.71	$2.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

HIY-SANN-0821
1.704645.123

Fidelity® Michigan Municipal Income Fund

Fidelity® Michigan Municipal Money Market Fund

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Fidelity® Michigan Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Michigan Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Michigan Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2021

% of fund's net assets
Health Care	27.0
General Obligations	24.5
Water & Sewer	10.6
Education	10.4
Transportation	9.6

Quality Diversification (% of fund's net assets)

As of June 30, 2021
AA,A	94.7%
BBB	1.4%
BB and Below	1.5%
Not Rated	1.6%
Short-Term Investments and Net Other Assets	0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Michigan Municipal Income Fund

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.2%
	Principal Amount	Value
Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.25% 10/1/34 (a)	$1,000,000	$1,093,525
Series C, 5% 10/1/21 (Escrowed to Maturity) (a)	975,000	985,818
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,241,659

TOTAL GUAM		3,321,002

Michigan - 98.5%
Battle Creek School District Series 2016:
5% 5/1/36	1,500,000	1,782,985
5% 5/1/37	1,175,000	1,393,618
Bay City School District Rev. Series 2014:
5% 11/1/25	1,000,000	1,134,156
5% 11/1/26	1,000,000	1,133,244
5% 11/1/27	700,000	792,207
5% 11/1/28	250,000	282,476
Bloomfield Hills Schools District Series 2020, 4% 5/1/50	1,500,000	1,797,002
Brandon School District Series 2016 A:
5% 5/1/28 (Pre-Refunded to 5/1/25 @ 100)	2,515,000	2,949,084
5% 5/1/30 (Pre-Refunded to 5/1/25 @ 100)	1,250,000	1,465,748
5% 5/1/34 (Pre-Refunded to 5/1/25 @ 100)	2,475,000	2,902,180
Chippewa Valley Schools Series 2016 A:
5% 5/1/32	1,000,000	1,189,056
5% 5/1/33	1,000,000	1,187,639
5% 5/1/34	1,075,000	1,274,685
5% 5/1/35	775,000	917,135
Clarkston Cmnty. Schools Series 2016:
5% 5/1/28	1,745,000	2,044,299
5% 5/1/29	1,500,000	1,756,653
Detroit Downtown Dev. Auth. Tax:
Series 1, 5% 7/1/22 (FSA Insured)	500,000	523,592
Series A:
5% 7/1/29 (FSA Insured)	1,340,000	1,506,868
5% 7/1/31 (FSA Insured)	1,775,000	1,994,912
5% 7/1/33 (FSA Insured)	2,000,000	2,246,521
5% 7/1/34 (FSA Insured)	1,750,000	1,965,151
5% 7/1/35 (FSA Insured)	2,750,000	3,086,354
5% 7/1/37 (FSA Insured)	2,000,000	2,243,355
Detroit Gen. Oblig.:
Series 2018:
5% 4/1/22	725,000	746,584
5% 4/1/23	310,000	331,314
Series 2020:
5.5% 4/1/35	690,000	877,029
5.5% 4/1/36	435,000	551,351
5.5% 4/1/37	465,000	587,866
5.5% 4/1/38	490,000	618,164
Series 2021 A:
5% 4/1/37	1,875,000	2,322,647
5% 4/1/39	1,210,000	1,491,702
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/24	5,000,000	5,201,237
Detroit Swr. Disp. Rev.:
Series 2001 B, 5.5% 7/1/29 (Assured Guaranty Corp. Insured) (FGIC Insured)	25,000	30,845
Series 2006, 5% 7/1/36	10,000	10,038
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	2,000,000	2,022,400
5% 10/1/22 (FSA Insured)	2,645,000	2,792,129
5% 10/1/26 (FSA Insured)	4,850,000	5,132,961
Downriver Util. Wastewtr. Auth. Swr. Sys. Rev. Series 2018:
5% 4/1/33 (FSA Insured)	735,000	923,060
5% 4/1/34 (FSA Insured)	520,000	651,180
5% 4/1/35 (FSA Insured)	500,000	624,531
Farmington Pub. School District Gen. Oblig.:
Series 2015:
5% 5/1/26 (FSA Insured)	1,385,000	1,627,172
5% 5/1/27 (FSA Insured)	1,425,000	1,671,194
Series 2020, 4% 5/1/40	3,000,000	3,588,185
Fitzgerald Pub. School District Series 2019, 5% 5/1/37	1,260,000	1,593,450
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/38	1,800,000	2,018,415
4% 7/1/41	1,395,000	1,554,152
Fraser Pub. School District Series 2006 B, 5% 5/1/29	1,455,000	1,701,534
Grand Rapids Pub. Schools:
Series 2017, 5% 5/1/29 (FSA Insured)	480,000	591,560
Series 2019:
5% 11/1/39 (FSA Insured)	1,200,000	1,518,562
5% 11/1/41 (FSA Insured)	1,300,000	1,630,420
5% 11/1/42 (FSA Insured)	1,400,000	1,747,179
Grand Rapids San. Swr. Sys. Rev.:
Series 2018:
5% 1/1/31	475,000	595,782
5% 1/1/33	250,000	311,862
5% 1/1/34	550,000	684,167
5% 1/1/35	400,000	495,927
5% 1/1/38	655,000	805,684
Series 2012, 5% 1/1/37	1,250,000	1,334,013
Series 2014:
5% 1/1/27	1,300,000	1,452,993
5% 1/1/29	800,000	893,936
5% 1/1/30	2,000,000	2,233,244
Series 2016, 5% 1/1/37	1,250,000	1,480,695
Grand Rapids Wtr. Supply Sys. Series 2016:
5% 1/1/31	250,000	297,602
5% 1/1/32	320,000	380,618
5% 1/1/33	550,000	653,382
5% 1/1/34	500,000	593,008
5% 1/1/35	920,000	1,088,897
5% 1/1/36	385,000	454,745
5% 1/1/46	800,000	929,181
Grand Traverse County Hosp. Fin. Auth.:
Series 2011 A, 5.375% 7/1/35	2,000,000	2,000,000
Series 2014 A, 5% 7/1/47	1,400,000	1,550,575
Series 2019 A:
5% 7/1/44	1,110,000	1,350,126
5% 7/1/49	2,615,000	3,165,825
Series 2021:
4% 7/1/22 (b)	500,000	519,025
5% 7/1/23 (b)	425,000	465,293
Grand Valley Michigan State Univ. Rev.:
Series 2014 B:
5% 12/1/25	500,000	574,358
5% 12/1/26	1,900,000	2,177,375
5% 12/1/28	1,800,000	2,061,234
Series 2018:
5% 12/1/34	1,075,000	1,344,370
5% 12/1/35	1,225,000	1,529,475
5% 12/1/37	1,375,000	1,710,677
5% 12/1/38	875,000	1,086,578
5% 12/1/43	1,400,000	1,727,099
Grandville Pub. Schools District Series 2020:
4% 5/1/39 (FSA Insured)	1,000,000	1,187,165
4% 5/1/40 (FSA Insured)	1,300,000	1,541,945
Great Lakes Wtr. Auth. Sew Disp. Sys.:
Series 2016 B:
5% 7/1/27	15,000	18,286
5% 7/1/30	2,000,000	2,420,581
Series 2016 C, 5% 7/1/31	7,000,000	8,437,627
Series 2018 A:
5% 7/1/43	10,000,000	12,294,259
5% 7/1/48	5,000,000	6,114,282
Series 2018 B:
5% 7/1/28	1,125,000	1,439,509
5% 7/1/29	15,000	19,549
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev.:
Series 2016 C, 5.25% 7/1/35	2,000,000	2,445,086
Series 2020 B:
5% 7/1/45	1,850,000	2,308,993
5% 7/1/49	1,300,000	1,620,353
Grosse Pointe Pub. School Sys. Series 2019:
5% 5/1/38	1,000,000	1,266,392
5% 5/1/39	1,000,000	1,262,085
Hudsonville Pub. Schools:
Series 2013:
4% 5/1/24	1,220,000	1,303,705
4% 5/1/25	500,000	534,261
5% 5/1/22	600,000	623,943
Series 2017:
5% 5/1/31	430,000	531,468
5% 5/1/32	1,200,000	1,482,413
5% 5/1/34	1,000,000	1,232,876
5% 5/1/35	1,000,000	1,231,474
Ingham, Eaton and Clinton Counties Lansing School District Series II:
4% 5/1/22	345,000	356,023
5% 5/1/23	430,000	467,012
5% 5/1/24	355,000	401,009
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
4% 5/15/36	2,000,000	2,230,771
5% 5/15/28	780,000	940,911
5% 5/15/30	5,000,000	6,020,830
Kentwood Econ. Dev. Corp.:
Series 2021, 4% 11/15/45 (b)	500,000	553,869
Series 2022:
4% 11/15/31 (b)	1,000,000	1,106,015
4% 11/15/43 (b)	2,250,000	2,423,071
L'Anse Creuse Pub. Schools Series 2012, 5% 5/1/23	1,500,000	1,501,010
Lake Orion Cmnty. School District Series 2016, 5% 5/1/23	1,915,000	2,080,572
Lansing Board of Wtr. & Lt. Util. Rev.:
Bonds Series 2021 B, 2%, tender 7/1/26 (c)	2,000,000	2,132,579
Series 2019 A:
5% 7/1/22	230,000	241,042
5% 7/1/23	340,000	372,162
5% 7/1/24	375,000	426,973
5% 7/1/25	375,000	441,774
Lansing Cmnty. College:
Series 2012:
5% 5/1/23	1,135,000	1,180,261
5% 5/1/25	350,000	364,057
Series 2019, 5% 5/1/44	3,000,000	3,723,676
Lincoln Consolidated School District Series 2016 A:
5% 5/1/28	2,025,000	2,443,171
5% 5/1/29	1,430,000	1,717,748
5% 5/1/31	500,000	596,153
5% 5/1/32	1,000,000	1,191,262
Lowell Area Schools Series I:
5% 5/1/47	1,500,000	1,887,932
5% 5/1/49	1,750,000	2,200,248
Macomb Interceptor Drain Drainage District Series 2017 A:
5% 5/1/33	2,100,000	2,590,158
5% 5/1/34	1,750,000	2,157,533
Marquette Board Lt. & Pwr. Elec. Util. Sys. Rev. Series 2016 A:
5% 7/1/29	780,000	942,783
5% 7/1/30	900,000	1,086,503
5% 7/1/31	780,000	941,300
5% 7/1/32	1,000,000	1,207,546
5% 7/1/33	705,000	850,897
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2015 1, 5% 10/15/50	7,250,000	8,368,380
Series I, 3% 10/15/45	6,000,000	6,566,602
Series I, 5% 4/15/38	3,000,000	3,534,180
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018:
5% 11/1/30	1,000,000	1,287,363
5% 11/1/31	750,000	961,200
5% 11/1/32	1,000,000	1,278,527
5% 11/1/33	3,250,000	4,136,823
5% 11/1/35	1,000,000	1,266,791
5% 11/1/36	1,250,000	1,581,191
5% 11/1/37	1,500,000	1,893,158
5% 11/1/38	1,595,000	2,009,320
(Detroit Reg'l. Convention Facility Auth. Local Proj.) Series 2014 H1, 5% 10/1/24	2,000,000	2,211,925
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.):
Series 2014 C3, 5% 7/1/22 (FSA Insured)	2,000,000	2,095,604
Series 2014 D1, 5% 7/1/22 (FSA Insured)	2,000,000	2,095,604
(Detroit Wtr. And Sewerage Dept. Sewage Disp. Sys. Rev. And Rev. Rfdg. Local Proj. Bonds) Series 2014 C3, 5% 7/1/30 (FSA Insured)	6,000,000	6,825,767
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. and Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/25 (FSA Insured)	1,850,000	2,111,769
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj. Bonds) Series 2015, 5% 7/1/30	10,000	11,729
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/24	2,940,000	3,391,956
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,322,021
5% 1/1/40	3,000,000	3,172,850
(Kalamazoo College Proj.) Series 2018, 4% 12/1/47	2,610,000	3,018,879
(Local Govt. Ln. Prog.) Series 2014 D, 5% 7/1/37 (FSA Insured)	1,000,000	1,127,388
(Trinity Health Proj.) Series 2017:
5% 12/1/30	710,000	893,057
5% 12/1/37	3,270,000	4,067,467
5% 12/1/42	2,120,000	2,631,316
Bonds:
Series 2015 D2, 1.2%, tender 4/13/28 (c)	3,000,000	3,010,229
Series 2016 E1, 4%, tender 8/15/24 (c)	1,330,000	1,480,811
Series 2019 B, 3.5%, tender 11/15/22 (c)	5,000,000	5,199,248
Series 2019 MI2, 5%, tender 2/1/25 (c)	5,000,000	5,796,194
Series 2012 A, 5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	125,000	130,499
Series 2012:
5% 11/15/24	660,000	702,509
5% 11/15/25	1,000,000	1,063,979
5% 11/15/26	800,000	850,841
5% 11/1/42	2,000,000	2,115,538
5% 11/15/42	3,120,000	3,297,025
Series 2013, 5% 8/15/30	4,105,000	4,506,678
Series 2014 H1:
5% 10/1/22	1,000,000	1,011,933
5% 10/1/25	2,250,000	2,584,829
5% 10/1/39	4,725,000	5,374,919
Series 2015 C:
5% 7/1/26	570,000	671,496
5% 7/1/27	1,465,000	1,722,042
5% 7/1/28	1,500,000	1,759,282
5% 7/1/35	2,100,000	2,446,697
Series 2015 D1:
5% 7/1/34	1,250,000	1,461,208
5% 7/1/35	505,000	589,458
Series 2015 D2, 5% 7/1/34	1,000,000	1,166,813
Series 2016 A, 5% 11/1/44	6,190,000	7,215,676
Series 2016:
5% 11/15/28	2,655,000	3,247,301
5% 1/1/29	1,000,000	1,182,701
5% 11/15/29	2,950,000	3,602,893
5% 1/1/30	1,000,000	1,177,306
5% 1/1/31	1,170,000	1,372,803
5% 1/1/32	1,895,000	2,219,191
5% 1/1/33	1,915,000	2,239,066
5% 1/1/34	2,135,000	2,492,271
5% 11/15/34	1,135,000	1,378,200
5% 11/15/41	11,710,000	14,103,184
Series 2019 A:
4% 12/1/49	7,000,000	8,188,737
4% 2/15/50	4,000,000	4,613,648
4% 11/15/50	8,750,000	10,110,345
5% 11/15/48	9,865,000	12,307,470
5% 5/15/54	1,000,000	1,188,328
Series 2019 MI1, 5% 12/1/48	2,000,000	2,489,640
Series 2020 A:
4% 6/1/35	2,000,000	2,467,859
4% 6/1/37	2,000,000	2,444,296
4% 6/1/40	2,000,000	2,414,098
4% 6/1/49	4,250,000	4,936,431
Series 2020, 4% 11/1/55	2,500,000	2,903,455
Series 2021, 5% 9/1/38	1,270,000	1,632,767
Michigan Gen. Oblig. Series 2020 A:
4% 5/15/40	500,000	606,253
5% 5/15/30	1,100,000	1,473,423
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (c)	3,650,000	3,784,065
Series 2005 A4, 5% 11/1/22	930,000	989,640
Series 2010 F4, 5% 11/15/47	5,050,000	6,417,283
Series 2016:
5% 11/15/46	3,500,000	4,211,243
5% 11/15/47	18,000,000	21,616,181
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2020 A1, 0.65% 10/1/24	500,000	500,027
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2019 B, 3.75% 6/1/50	3,530,000	3,899,119
Series 2020 C, 3% 6/1/51	3,550,000	3,870,722
Series A:
3.5% 12/1/50	2,910,000	3,219,635
4% 12/1/48	1,490,000	1,630,986
Series C, 4.25% 6/1/49	3,230,000	3,581,092
Michigan State Hsg. Dev. Auth. Series 2021 A, 0.55% 4/1/25	2,750,000	2,748,356
Michigan State Univ. Revs.:
Series 2019 B, 5% 2/15/48	3,000,000	3,731,692
Series 2019 C, 4% 2/15/44	1,500,000	1,764,713
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	3,636,759
(I-75 Impt. Proj.) Series 2018, 5% 12/31/26 (a)	335,000	407,760
Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (a)(c)	6,000,000	6,198,884
Series 2020:
4% 5/15/27	860,000	971,575
5% 5/15/44	1,500,000	1,731,633
Michigan Technological Univ. Series 2021, 4% 10/1/46 (b)	2,835,000	3,352,220
Michigan Trunk Line Fund Rev. Series 2020 B:
4% 11/15/45	6,000,000	7,256,107
5% 11/15/36	6,000,000	7,976,196
Novi Cmnty. School District Series I:
5% 5/1/43	1,150,000	1,494,957
5% 5/1/44	1,175,000	1,523,283
Oakland Macomb Intercepto Series 2020 A, 5% 7/1/29	1,500,000	1,950,872
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,206,048
5% 3/1/25	1,225,000	1,262,575
5% 3/1/26	1,290,000	1,329,481
Series 2013 A:
5% 3/1/25	995,000	1,070,898
5% 3/1/26	1,620,000	1,742,727
5% 3/1/27	815,000	876,176
5% 3/1/38	2,900,000	3,103,611
Series 2014:
5% 3/1/28	335,000	374,605
5% 3/1/29	525,000	587,068
5% 3/1/39	3,000,000	3,323,445
Series 2016:
5% 3/1/28	1,150,000	1,365,822
5% 3/1/41	3,475,000	4,073,614
Portage Pub. Schools:
Series 2016:
5% 11/1/32	2,500,000	3,001,740
5% 11/1/34	1,250,000	1,497,583
5% 11/1/35	1,300,000	1,554,758
5% 11/1/39	755,000	895,474
Series 2019, 4% 11/1/38	2,000,000	2,370,263
Rochester Cmnty. School District Series I, 5% 5/1/31	1,500,000	1,803,415
Rockford Pub. Schools Gen. Oblig. Series 2019 I:
4% 5/1/22	1,575,000	1,625,188
5% 5/1/42	3,050,000	3,816,536
5% 5/1/44	3,100,000	3,865,817
Roseville Cmnty. Schools:
Series 2014:
5% 5/1/24	780,000	883,456
5% 5/1/26	1,385,000	1,617,948
Series 2015:
5% 5/1/24	570,000	645,602
5% 5/1/27	1,795,000	2,094,675
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/26	1,000,000	1,123,047
5% 9/1/27	1,175,000	1,318,912
5% 9/1/28	1,870,000	2,097,440
Saginaw City School District Series 2021, 4% 5/1/47	3,000,000	3,619,608
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
4% 7/1/36	770,000	919,187
4% 7/1/37	820,000	976,191
4% 7/1/39	1,430,000	1,691,881
4% 7/1/40	490,000	577,876
South Lyon Cmnty. Schools Series 2016:
5% 5/1/23	1,575,000	1,713,301
5% 5/1/24	3,200,000	3,617,636
Walled Lake Consolidated School District Series 2020, 5% 5/1/36	1,050,000	1,390,412
Warren Consolidated School District:
Series 2016:
5% 5/1/23	810,000	879,877
5% 5/1/34	5,630,000	6,780,707
5% 5/1/35	1,250,000	1,502,187
Series 2017:
4% 5/1/23 (FSA Insured)	750,000	801,016
4% 5/1/24 (FSA Insured)	750,000	821,875
4% 5/1/25 (FSA Insured)	500,000	561,729
Series 2018:
5% 5/1/30	550,000	703,343
5% 5/1/32	1,100,000	1,397,823
5% 5/1/34	1,175,000	1,482,602
5% 5/1/35	1,200,000	1,508,565
5% 5/1/36	1,000,000	1,252,828
5% 5/1/37	1,300,000	1,625,228
5% 5/1/38	800,000	997,799
Washtenaw Intermediate School District Series 2019, 5% 5/1/23	2,000,000	2,175,235
Wayne County Arpt. Auth. Rev.:
Series 2011 A:
5% 12/1/21 (a)	5,000,000	5,097,353
5% 12/1/22 (a)	5,260,000	5,360,703
Series 2012 A, 5% 12/1/23	2,300,000	2,454,238
Series 2012 B, 5% 12/1/32 (a)	1,500,000	1,596,392
Series 2014 C:
5% 12/1/29 (a)	720,000	818,842
5% 12/1/31 (a)	860,000	976,505
5% 12/1/34 (a)	1,655,000	1,879,205
Series 2015 D, 5% 12/1/40 (FSA Insured)	8,165,000	9,620,887
Series 2015 G:
5% 12/1/35	5,435,000	6,430,012
5% 12/1/36	5,760,000	6,803,513
Series 2017 A:
5% 12/1/22	640,000	682,258
5% 12/1/37	545,000	672,582
5% 12/1/42	1,455,000	1,797,802
Series 2017 B, 5% 12/1/47 (a)	450,000	542,951
Series 2018 B, 5% 12/1/48 (a)	5,000,000	6,149,220
Series 2018 D:
5% 12/1/30 (a)	4,365,000	5,531,282
5% 12/1/31 (a)	2,825,000	3,573,214
5% 12/1/32 (a)	2,945,000	3,718,282
Series 2021 B:
5% 12/1/35 (a)	1,225,000	1,621,458
5% 12/1/37 (a)	1,520,000	1,995,645
5% 12/1/46 (a)	1,280,000	1,647,994
Wayne State Univ. Revs. Series 2019 A:
4% 11/15/38	1,000,000	1,175,594
4% 11/15/39	800,000	938,372
West Ottawa Pub. School District Series 2014 1:
5% 5/1/30	725,000	818,084
5% 5/1/32	500,000	563,742
5% 5/1/34	900,000	1,013,106
5% 5/1/35	250,000	281,042
Western Michigan Univ. Rev.:
Series 2014:
5% 11/15/25	320,000	366,871
5% 11/15/26	400,000	458,011
5% 11/15/28	650,000	740,527
5% 11/15/29	750,000	854,185
5% 11/15/30	855,000	974,078
5% 11/15/31	700,000	797,491
Series 2015 A:
5% 11/15/26	1,000,000	1,164,250
5% 11/15/28	2,505,000	2,897,720
Series 2019 A, 5% 11/15/44	2,000,000	2,502,747
Series 2021 A:
5% 11/15/27 (FSA Insured)	300,000	375,991
5% 11/15/30 (FSA Insured)	200,000	262,661
5% 11/15/31 (FSA Insured)	150,000	199,663
5% 11/15/32 (FSA Insured)	300,000	398,089
5% 11/15/34 (FSA Insured)	400,000	527,749
5% 11/15/36 (FSA Insured)	400,000	525,766
5% 11/15/38 (FSA Insured)	625,000	817,181
5% 11/15/40 (FSA Insured)	635,000	826,714
5% 11/15/41 (FSA Insured)	345,000	447,979
5% 11/15/51 (FSA Insured)	5,000,000	6,395,392
5% 11/15/53 (FSA Insured)	4,100,000	5,235,735
Ypsilanti School District Series A:
5% 5/1/29	1,305,000	1,576,563
5% 5/1/30	1,550,000	1,867,621
5% 5/1/32	2,000,000	2,405,609
Zeeland Pub. Schools Series A, 5% 5/1/27	1,000,000	1,169,855

TOTAL MICHIGAN		720,115,623

Puerto Rico - 0.2%
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	1,340,000	1,677,469
TOTAL MUNICIPAL BONDS
(Cost $678,780,734)		725,114,094

Municipal Notes - 0.2%
Michigan - 0.2%
Michigan Fin. Auth. Rev.:
(Hosp. Proj.) Series 2016 E2, 0.02% 7/7/21, VRDN (c)	470,000	$470,000
Series 2016 E3, 0.04% 7/7/21, VRDN (c)	100,000	100,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2005, 0.06% 7/1/21, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(c)	1,210,000	1,210,000
TOTAL MUNICIPAL NOTES
(Cost $1,780,000)		1,780,000
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $680,560,734)		726,894,094
NET OTHER ASSETS (LIABILITIES) - 0.6%		4,363,729
NET ASSETS - 100%		$731,257,823

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$726,894,094	$--	$726,894,094	$--
Total Investments in Securities:	$726,894,094	$--	$726,894,094	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	27.0%
General Obligations	24.5%
Water & Sewer	10.6%
Education	10.4%
Transportation	9.6%
Special Tax	9.4%
Others* (Individually Less Than 5%)	8.5%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $680,560,734)		$726,894,094
Cash		7,253,726
Receivable for fund shares sold		79,125
Interest receivable		6,462,545
Other receivables		2,132
Total assets		740,691,622
Liabilities
Payable for investments purchased on a delayed delivery basis	$8,410,631
Payable for fund shares redeemed	326,992
Distributions payable	386,317
Accrued management fee	212,046
Other affiliated payables	73,047
Other payables and accrued expenses	24,766
Total liabilities		9,433,799
Net Assets		$731,257,823
Net Assets consist of:
Paid in capital		$682,405,832
Total accumulated earnings (loss)		48,851,991
Net Assets		$731,257,823
Net Asset Value, offering price and redemption price per share ($731,257,823 ÷ 57,163,421 shares)		$12.79

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Interest		$9,387,419
Expenses
Management fee	$1,259,170
Transfer agent fees	354,512
Accounting fees and expenses	82,247
Custodian fees and expenses	2,903
Independent trustees' fees and expenses	925
Registration fees	20,875
Audit	24,145
Legal	6,231
Miscellaneous	1,947
Total expenses before reductions	1,752,955
Expense reductions	(3,304)
Total expenses after reductions		1,749,651
Net investment income (loss)		7,637,768
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,517,240
Total net realized gain (loss)		2,517,240
Change in net unrealized appreciation (depreciation) on investment securities		(1,335,077)
Net gain (loss)		1,182,163
Net increase (decrease) in net assets resulting from operations		$8,819,931

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,637,768	$15,432,759
Net realized gain (loss)	2,517,240	2,296,459
Change in net unrealized appreciation (depreciation)	(1,335,077)	15,329,963
Net increase (decrease) in net assets resulting from operations	8,819,931	33,059,181
Distributions to shareholders	(7,694,141)	(17,973,540)
Share transactions
Proceeds from sales of shares	58,858,619	117,154,703
Reinvestment of distributions	5,320,843	12,433,906
Cost of shares redeemed	(50,454,665)	(101,318,002)
Net increase (decrease) in net assets resulting from share transactions	13,724,797	28,270,607
Total increase (decrease) in net assets	14,850,587	43,356,248
Net Assets
Beginning of period	716,407,236	673,050,988
End of period	$731,257,823	$716,407,236
Other Information
Shares
Sold	4,614,353	9,284,300
Issued in reinvestment of distributions	417,633	983,839
Redeemed	(3,961,373)	(8,137,989)
Net increase (decrease)	1,070,613	2,130,150

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Michigan Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.77	$12.47	$11.97	$12.22	$11.94	$12.38
Income from Investment Operations
Net investment income (loss)A	.134	.283	.309	.319	.333	.352
Net realized and unrealized gain (loss)	.022	.347	.541	(.216)	.324	(.364)
Total from investment operations	.156	.630	.850	.103	.657	(.012)
Distributions from net investment income	(.135)	(.284)	(.310)	(.318)	(.333)	(.353)
Distributions from net realized gain	(.001)	(.046)	(.040)	(.035)	(.044)	(.075)
Total distributions	(.136)	(.330)	(.350)	(.353)	(.377)	(.428)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$12.79	$12.77	$12.47	$11.97	$12.22	$11.94
Total ReturnC,D	1.23%	5.11%	7.16%	.90%	5.57%	(.16)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.48%	.48%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49%G	.48%	.48%	.48%	.48%	.49%
Expenses net of all reductions	.49%G	.48%	.48%	.48%	.48%	.48%
Net investment income (loss)	2.13%G	2.25%	2.50%	2.67%	2.74%	2.83%
Supplemental Data
Net assets, end of period (000 omitted)	$731,258	$716,407	$673,051	$597,684	$680,383	$651,635
Portfolio turnover rateH	10%G	13%	14%	22%	12%	25%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of June 30, 2021

Days	% of fund's investments 6/30/21
1 - 7	89.3
8 - 30	1.2
31 - 60	1.3
61 - 90	0.1
91 - 180	1.6
> 180	6.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2021
Variable Rate Demand Notes (VRDNs)	35.1%
Tender Option Bond	44.1%
Other Municipal Security	11.8%
Investment Companies	9.0%

Current 7-Day Yields

6/30/21
Fidelity® Michigan Municipal Money Market Fund	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2021, the most recent period shown in the table, would have been (0.46)%.

Fidelity® Michigan Municipal Money Market Fund

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 35.1%
	Principal Amount	Value
Alabama - 0.5%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.11% 7/7/21, VRDN (a)(b)	$1,100,000	$1,100,000
Kansas - 0.2%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.11% 7/7/21, VRDN (b)	400,000	400,000
Series 2007 B, 0.11% 7/7/21, VRDN (b)	100,000	100,000
		500,000
Michigan - 33.7%
Grand Traverse County Hosp. Fin. Auth. Series 2011 B, 0.04% 7/7/21, LOC JPMorgan Chase Bank, VRDN (b)	350,000	350,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 C, 0.03% 7/7/21, LOC Bank of New York, New York, VRDN (b)	1,415,000	1,415,000
Lakeview School District Calhoun County Series B, 0.03% 7/7/21 (Michigan Gen. Oblig. Guaranteed), LOC TD Banknorth, NA, VRDN (b)	2,295,000	2,295,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2002 A, 0.05% 7/7/21, LOC Bank of America NA, VRDN (a)(b)	4,800,000	4,800,000
Series 2008 A, 0.05% 7/7/21, LOC Barclays Bank PLC, VRDN (a)(b)	10,385,000	10,385,000
Series 2016 D, 0.05% 7/7/21, LOC Bank of America NA, VRDN (a)(b)	4,970,000	4,970,000
Series 2018 C, 0.05% 7/7/21, LOC Bank of America NA, VRDN (a)(b)	6,945,000	6,945,000
Michigan State Univ. Revs. Series 2000 A, 0.04% 7/7/21 (Liquidity Facility Northern Trust Co.), VRDN (b)	7,360,000	7,360,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.04% 7/1/21, LOC Comerica Bank, VRDN (b)	5,040,000	5,040,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.07% 7/7/21, LOC MUFG Bank Ltd., VRDN (b)	10,300,000	10,300,000
FHLMC Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.05% 7/7/21, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	18,240,000	18,240,000
		72,100,000
Nebraska - 0.7%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 0.11% 7/7/21, VRDN (a)(b)	500,000	500,000
Series 1998, 0.11% 7/7/21, VRDN (a)(b)	1,000,000	1,000,000
		1,500,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $75,200,000)		75,200,000

Tender Option Bond - 44.1%
Colorado - 0.1%
Denver City & County Arpt. Rev. Bonds Series G-114, 0.28%, tender 9/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Connecticut - 0.1%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.21%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	200,000	200,000
Florida - 0.6%
Broward County Port Facilities Rev. Bonds Series G 115, 0.28%, tender 9/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 0.28%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series 2021 XF 11 01, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	900,000	900,000
Tampa-Hillsborough Co. Ex Auth. Bonds Series G-113, 0.23%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
		1,200,000
Indiana - 0.1%
Indiana Fin. Auth. Rev. Participating VRDN Series 2020 004, 0.18% 8/11/21 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	295,000	295,000
Kentucky - 0.1%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.14% 7/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(c)(e)	100,000	100,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.23%, tender 11/1/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
		200,000
Maryland - 1.2%
Maryland Gen. Oblig. Participating VRDN Series DB 807, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	2,600,000	2,600,000
Massachusetts - 0.2%
Massachusetts Gen. Oblig. Participating VRDN Series 2021 XG 03 15, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	400,000	400,000
Michigan - 41.0%
Clarkston Cmnty. Schools Participating VRDN Series Floaters G72, 0.06% 7/7/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	2,695,000	2,695,000
Detroit Downtown Dev. Auth. Tax Participating VRDN Series Floaters XX 11 01, 0.07% 7/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	8,000,000	8,000,000
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 0.07% 7/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	10,500,000	10,500,000
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series Floaters XF 26 12, 0.06% 7/7/21 (Liquidity Facility Citibank NA) (b)(c)(e)	4,000,000	4,000,000
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XF 26 09, 0.06% 7/7/21 (Liquidity Facility Citibank NA) (b)(c)(e)	800,000	800,000
Series Floaters XM 04 65, 0.06% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	3,200,000	3,200,000
Series Floaters XM 07 43, 0.06% 7/7/21 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	2,800,000	2,800,000
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 0.06% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	2,360,000	2,360,000
Series 16 XM0223, 0.07% 7/7/21 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	5,000,000	5,000,000
Series 16 ZM0166, 0.06% 7/7/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	10,645,000	10,645,000
Series Floaters ZF 07 84, 0.1% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	2,670,000	2,670,000
Series Floaters ZF 07 90, 0.1% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	2,800,000	2,800,000
Series Floaters ZF 07 96, 0.1% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	2,800,000	2,800,000
Series Floaters ZF 28 25, 0.11% 7/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	2,500,000	2,500,000
Series XF 28 61, 0.06% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	1,200,000	1,200,000
Series XG 02 69, 0.06% 7/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	200,000	200,000
Series XM 04 72, 0.06% 7/7/21 (Liquidity Facility Citibank NA) (b)(c)(e)	3,850,000	3,850,000
Series XM 07 48, 0.11% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	2,240,000	2,240,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Floaters ZF 07 87, 0.06% 7/7/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	2,245,000	2,245,000
Michigan State Univ. Revs. Participating VRDN Series Floaters ZF 07 50, 0.08% 7/7/21 (Liquidity Facility Bank of America NA) (b)(c)(e)	1,915,000	1,915,000
Monroe Mich Pub. Schools Participating VRDN Series XL 01 46, 0.13% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	2,200,000	2,200,000
Trenton Pub. Schools School District Participating VRDN Series Floaters CTFS G 102, 0.06% 7/7/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	3,100,000	3,100,000
Univ. of Michigan Rev. Participating VRDN:
Series 15 XF2199, 0.06% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	3,089,000	3,089,000
Series 15 XF2205, 0.08% 7/7/21 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	2,400,000	2,400,000
Series Floaters XF 25 48, 0.08% 7/7/21 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	500,000	500,000
Series Floaters ZF 05 90, 0.08% 7/7/21 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	4,100,000	4,100,000
		87,809,000
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Rev. Participating VRDN Series 2021 XF 11 05, 0.13% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	100,000	100,000
New York - 0.2%
New York City Gen. Oblig. Participating VRDN Series 2020 003, 0.23% 8/11/21 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	100,000	100,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series 002, 0.18% 8/11/21 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	300,000	300,000
		400,000
Ohio - 0.1%
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.23%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Pennsylvania - 0.0%
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.23%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
South Carolina - 0.0%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.23%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Texas - 0.0%
Houston Arpt. Sys. Rev. Participating VRDN Series XF 11 11, 0.13% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)(e)	100,000	100,000
Virginia - 0.3%
Lynchburg Econ. Dev. Participating VRDN Series 2020 10, 0.15% 8/11/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	500,000	500,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.23%, tender 2/1/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
		600,000
TOTAL TENDER OPTION BOND
(Cost $94,304,000)		94,304,000

Other Municipal Security - 11.8%
Michigan - 11.8%
Detroit Swr. Disp. Rev. Bonds Series 2012 A, 5% 7/1/22 (Pre-Refunded to 7/1/22 @ 100)	2,000,000	2,097,326
Detroit Wtr. Supply Sys. Rev. Bonds:
Series 2011 A, 5.25% 7/1/21 (Pre-Refunded to 7/1/21 @ 100)	1,050,000	1,050,000
Series 2011 C, 5% 7/1/21 (Pre-Refunded to 7/1/21 @ 100)	1,350,000	1,350,000
Series C, 5.25% 7/1/21 (Pre-Refunded to 7/1/21 @ 100)	740,000	740,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds:
(Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 0.28%, tender 1/26/22 (b)(f)	8,915,000	8,915,000
Series 2011 A, 5% 11/15/21 (Pre-Refunded to 11/15/21 @ 100)	100,000	101,733
Series 2011 C, 5% 1/15/22 (Pre-Refunded to 1/15/22 @ 100)	500,000	512,908
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2011 A:
5% 7/1/21 (Pre-Refunded to 7/1/21 @ 100)	545,000	545,000
5% 7/1/21 (Pre-Refunded to 7/1/21 @ 100)	550,000	550,000
5% 7/1/21 (Pre-Refunded to 7/1/21 @ 100)	420,000	420,000
Michigan Bldg. Auth. Rev.:
Bonds (Facilities Prog.):
Series 2021 I:
4% 10/15/21 (g)	670,000	676,546
4% 4/15/22 (g)	1,050,000	1,080,482
Series IA:
5% 10/15/21 (Pre-Refunded to 10/15/21 @ 100)	735,000	745,280
5.2% 10/15/21 (Pre-Refunded to 10/15/21 @ 100)	185,000	187,683
Series 2021, 0.08% 7/15/21, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	2,100,000	2,100,000
Michigan Fin. Auth. Rev.:
Bonds:
(Trinity Health Proj.) Series 2015, 5% 6/1/22 (Pre-Refunded to 6/1/22 @ 100)	395,000	412,570
Series 2011, 5% 12/1/21 (Pre-Refunded to 12/1/21 @ 100)	970,000	989,354
Series 2015, 5% 6/1/22 (Pre-Refunded to 6/1/22 @ 100)	650,000	678,913
RAN Series 2020 A2, 4% 8/20/21, LOC JPMorgan Chase Bank	500,000	502,622
Michigan State Univ. Revs. Bonds Series 2020 A, 5% 8/15/21	1,040,000	1,046,133
Univ. of Michigan Rev. Bonds Series 2009 B, 0.12% tender 7/20/21, CP mode	500,000	500,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $25,201,550)		25,201,550
	Shares	Value

Investment Company - 9.0%
Fidelity Municipal Cash Central Fund 0.04%(h)(i)
(Cost $19,343,344)	19,341,551	19,343,344
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $214,048,894)		214,048,894
NET OTHER ASSETS (LIABILITIES) - 0.0%		(63,463)
NET ASSETS - 100%		$213,985,431

Security Type Abbreviations

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,100,000 or 0.5% of net assets.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Broward County Port Facilities Rev. Bonds Series G 115, 0.28%, tender 9/1/21 (Liquidity Facility Royal Bank of Canada)	3/1/21	$100,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.21%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada)	4/1/21	$200,000
Denver City & County Arpt. Rev. Bonds Series G-114, 0.28%, tender 9/1/21 (Liquidity Facility Royal Bank of Canada)	6/1/21	$100,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 0.28%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada)	4/1/21	$100,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.23%, tender 11/1/21 (Liquidity Facility Royal Bank of Canada)	5/3/21	$100,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.23%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada)	6/1/21	$100,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.23%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada)	6/1/21	$100,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.23%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada)	4/1/21	$100,000
Tampa-Hillsborough Co. Ex Auth. Bonds Series G-113, 0.23%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada)	1/4/21	$100,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.23%, tender 2/1/22 (Liquidity Facility Royal Bank of Canada)	2/1/21	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$6,887
Total	$6,887

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.04%	$25,440,417	$23,138,000	$29,235,000	$(73)	$--	$19,343,344	1.2%
Total	$25,440,417	$23,138,000	$29,235,000	$(73)	$--	$19,343,344

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $194,705,550)	$194,705,550
Fidelity Central Funds (cost $19,343,344)	19,343,344
Total Investment in Securities (cost $214,048,894)		$214,048,894
Cash		242,657
Receivable for investments sold
Regular delivery		1,025,004
Delayed delivery		200,000
Receivable for fund shares sold		2,664
Interest receivable		266,671
Distributions receivable from Fidelity Central Funds		771
Total assets		215,786,661
Liabilities
Payable for investments purchased on a delayed delivery basis	$1,757,027
Payable for fund shares redeemed	17,608
Distributions payable	89
Accrued management fee	6,747
Other affiliated payables	2,819
Other payables and accrued expenses	16,940
Total liabilities		1,801,230
Net Assets		$213,985,431
Net Assets consist of:
Paid in capital		$214,048,891
Total accumulated earnings (loss)		(63,460)
Net Assets		$213,985,431
Net Asset Value, offering price and redemption price per share ($213,985,431 ÷ 213,687,678 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Interest		$108,842
Income from Fidelity Central Funds		6,887
Total income		115,729
Expenses
Management fee	$371,362
Transfer agent fees	168,566
Accounting fees and expenses	16,663
Custodian fees and expenses	1,128
Independent trustees' fees and expenses	276
Registration fees	19,203
Audit	17,295
Legal	1,615
Miscellaneous	245
Total expenses before reductions	596,353
Expense reductions	(491,259)
Total expenses after reductions		105,094
Net investment income (loss)		10,635
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,673
Fidelity Central Funds	(73)
Total net realized gain (loss)		22,600
Net increase in net assets resulting from operations		$33,235

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,635	$784,810
Net realized gain (loss)	22,600	3,728
Net increase in net assets resulting from operations	33,235	788,538
Distributions to shareholders	(94,864)	(809,041)
Share transactions
Proceeds from sales of shares	18,989,677	26,398,910
Reinvestment of distributions	90,055	769,599
Cost of shares redeemed	(20,119,928)	(65,198,730)
Net increase (decrease) in net assets and shares resulting from share transactions	(1,040,196)	(38,030,221)
Total increase (decrease) in net assets	(1,101,825)	(38,050,724)
Net Assets
Beginning of period	215,087,256	253,137,980
End of period	$213,985,431	$215,087,256
Other Information
Shares
Sold	18,989,677	26,398,909
Issued in reinvestment of distributions	90,055	769,599
Redeemed	(20,119,928)	(65,198,729)
Net increase (decrease)	(1,040,196)	(38,030,220)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Michigan Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.003	.010	.009	.004	.001
Net realized and unrealized gain (loss)	–A	–A	–A	.001	–A	.001
Total from investment operations	–A	.003	.010	.010	.004	.002
Distributions from net investment income	–A	(.003)	(.010)	(.009)	(.004)	(.001)
Distributions from net realized gain	–A	–A	–A	(.001)	–A	(.001)
Total distributions	–A	(.003)	(.010)	(.010)	(.004)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.04%	.34%	.98%	1.01%	.37%	.16%
Ratios to Average Net AssetsD,E
Expenses before reductions	.56%F	.55%	.55%	.55%	.53%	.52%
Expenses net of fee waivers, if any	.10%F	.32%	.55%	.55%	.53%	.35%
Expenses net of all reductions	.10%F	.32%	.55%	.55%	.53%	.35%
Net investment income (loss)	.01%F	.34%	.98%	.90%	.35%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$213,985	$215,087	$253,138	$310,652	$420,820	$574,369

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds and losses deferred due to wash sales.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Michigan Municipal Income Fund	$680,560,734	$46,466,967	$(133,607)	$46,333,360
Fidelity Michigan Municipal Money Market Fund	214,048,894	–	–	–

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Michigan Municipal Income Fund	59,933,936	35,797,232

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.10%	.35%
Fidelity Michigan Municipal Money Market Fund	.25%	.10%	.35%

During the period, the investment advisor or its affiliates waived a portion of these fees for the Money Market Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.10%
Fidelity Michigan Municipal Money Market Fund	.16%

During the period, the investment advisor or its affiliates waived a portion of these fees for the Money Market Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Michigan Municipal Income Fund	.02
Fidelity Michigan Municipal Money Market Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Michigan Municipal Money Market Fund	2,145,000	1,100,000

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Michigan Municipal Income Fund	$717

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse expenses of Michigan Municipal Money Market Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

Michigan Municipal Money Market Fund was in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Michigan Municipal Money Market Fund	.55%	$13,520

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $477,523.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Michigan Municipal Income Fund	$2,592

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Michigan Municipal Income Fund	$712
Fidelity Michigan Municipal Money Market Fund	216

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity Michigan Municipal Income Fund	.49%
Actual		$1,000.00	$1,012.30	$2.44
Hypothetical-C		$1,000.00	$1,022.36	$2.46
Fidelity Michigan Municipal Money Market Fund	.10%
Actual		$1,000.00	$1,000.40	$.50**
Hypothetical-C		$1,000.00	$1,024.30	$.50**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio would have been .55% and the expenses paid in the actual and hypothetical examples above would have been $2.72 and $2.76, respectively.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Michigan Municipal Income Fund (the Income Fund) has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Income Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Income Fund’s Board of Trustees (the Board) has designated the Income Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

MIR-SANN-0821
1.705626.123

Fidelity® Minnesota Municipal Income Fund

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2021

% of fund's net assets
General Obligations	38.5
Health Care	19.6
Education	12.9
Electric Utilities	8.1
Transportation	6.6

Quality Diversification (% of fund's net assets)

As of June 30, 2021
AAA	13.2%
AA,A	73.6%
BBB	6.7%
BB and Below	1.0%
Not Rated	1.4%
Short-Term Investments and Net Other Assets	4.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.9%
	Principal Amount	Value
Guam - 0.6%
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.25% 10/1/34 (a)	$850,000	$929,496
Series 2019 A, 5% 10/1/23 (a)	1,785,000	1,950,625
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	1,100,000	1,112,487

TOTAL GUAM		3,992,608

Minnesota - 95.1%
Anoka-Hennepin Independent School District 11 Series 2014 A:
5% 2/1/23	805,000	862,721
5% 2/1/24	1,110,000	1,237,101
5% 2/1/25	1,015,000	1,129,281
5% 2/1/26	1,220,000	1,358,362
5% 2/1/27	1,285,000	1,429,680
5% 2/1/28	1,345,000	1,495,702
5% 2/1/29	1,415,000	1,572,387
5% 2/1/34	1,800,000	1,994,820
Chaska Elec. Rev. Series 2015 A:
5% 10/1/26	1,000,000	1,189,147
5% 10/1/27	1,665,000	1,973,753
5% 10/1/29	785,000	928,391
Chaska Independent School District #112 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2016 A:
5% 2/1/30	1,400,000	1,667,975
5% 2/1/31	3,600,000	4,287,286
City of Virginia Series 2020 A:
4% 2/1/37 (FSA Insured)	1,000,000	1,145,481
4% 2/1/39 (FSA Insured)	1,000,000	1,141,444
City of White Bear Lake (YMCA of Greater Twin Cities Proj.) Series 2018:
5% 6/1/25	565,000	641,833
5% 6/1/26	500,000	580,539
5% 6/1/28	1,000,000	1,199,021
5% 6/1/30	625,000	735,054
5% 6/1/31	700,000	817,795
5% 6/1/33	1,000,000	1,155,945
Cloquet Independent School District #94 Series 2015 B:
5% 2/1/28	3,030,000	3,512,494
5% 2/1/31	1,245,000	1,442,771
Ctr. City Health Care Facilities (Hazelden Betty Ford Foundation Proj.) Series 2014:
5% 11/1/23	775,000	855,412
5% 11/1/25	250,000	285,124
5% 11/1/26	500,000	568,200
5% 11/1/27	420,000	475,973
Dawson-Boyd Independent School District Series 2019 A:
4% 2/1/33	1,140,000	1,332,459
4% 2/1/36	1,360,000	1,579,535
4% 2/1/37	1,200,000	1,390,799
Dilworth-Glyndon-Felton ISD No. 2164 Series 2020 A, 4% 2/1/34	1,000,000	1,129,067
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/43	1,500,000	1,807,588
5% 2/15/48	3,000,000	3,611,335
5% 2/15/58	3,125,000	3,751,249
Duluth Independent School District #709 Ctfs. of Prtn. Series 2019 B:
5% 2/1/22	320,000	327,996
5% 2/1/23	380,000	405,373
5% 2/1/24	400,000	442,859
5% 2/1/25	375,000	428,958
5% 2/1/26	395,000	465,139
5% 2/1/27	370,000	447,075
5% 2/1/28	350,000	432,571
Elk River Independent School District #728:
Series 2019 A, 3% 2/1/33	2,925,000	3,197,843
Series 2020 A, 4% 2/1/31	2,120,000	2,497,550
Forest Lake Series 2019 A, 4% 2/1/31	1,790,000	2,155,102
Hennepin County Gen. Oblig.:
Series 2016 A:
5% 12/1/39	5,250,000	6,398,058
5% 12/1/40	7,200,000	8,765,961
Series 2016 B, 5% 12/1/31	1,135,000	1,396,713
Series 2017 C, 5% 12/1/33	3,000,000	3,688,162
Series 2019 B, 5% 12/15/39	3,725,000	4,728,977
Series 2020 A, 5% 12/1/31	4,765,000	6,438,511
Itasca County (Minnesota County Cr. Enhancement Prog.) Series 2020 B, 4% 2/1/30	1,520,000	1,863,108
Jordan Ind. School District:
Series 2014 A:
5% 2/1/28 (Pre-Refunded to 2/1/23 @ 100)	960,000	1,031,847
5% 2/1/29 (Pre-Refunded to 2/1/23 @ 100)	1,000,000	1,075,007
5% 2/1/30 (Pre-Refunded to 2/1/23 @ 100)	1,245,000	1,338,589
Series A, 5% 2/1/28 (Pre-Refunded to 2/1/23 @ 100)	40,000	42,994
Maple Grove Health Care Sys. Rev.:
Series 2015:
4% 9/1/35	1,250,000	1,371,265
5% 9/1/25	215,000	252,538
5% 9/1/28	695,000	807,105
5% 9/1/30	1,500,000	1,727,833
5% 9/1/31	1,300,000	1,494,358
5% 9/1/32	1,000,000	1,147,883
Series 2017:
5% 5/1/26	1,355,000	1,622,669
5% 5/1/27	1,400,000	1,720,338
5% 5/1/28	2,915,000	3,569,489
5% 5/1/29	1,000,000	1,217,177
5% 5/1/30	900,000	1,089,324
5% 5/1/31	580,000	699,616
5% 5/1/32	500,000	601,878
Maple River Independent School District No. 2135 Series 2020 A, 4% 2/1/45	2,750,000	3,256,252
Metropolitan Council Gen. Oblig. Rev.:
Series 2020 B, 5% 3/1/32	4,500,000	5,960,644
Series 2020 D:
5% 3/1/30	1,295,000	1,723,868
5% 3/1/31	1,355,000	1,839,079
Series 2021 C, 5% 12/1/29	2,000,000	2,652,898
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A:
5% 11/15/28	2,965,000	3,663,009
5% 11/15/29	1,040,000	1,275,978
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2012 B:
5% 1/1/26	1,250,000	1,279,493
5% 1/1/27	1,500,000	1,535,391
Series 2014 A:
5% 1/1/26	3,015,000	3,364,211
5% 1/1/28	4,100,000	4,565,086
5% 1/1/29	2,150,000	2,393,317
5% 1/1/30	2,000,000	2,222,635
5% 1/1/31	6,020,000	6,690,133
Series 2016 A:
5% 1/1/30	4,275,000	5,215,061
5% 1/1/31	2,375,000	2,885,537
5% 1/1/32	2,900,000	3,515,253
Series 2016 C, 5% 1/1/46	4,770,000	5,765,966
Series 2016 D:
5% 1/1/23 (a)	670,000	716,180
5% 1/1/27 (a)	350,000	426,857
5% 1/1/28 (a)	430,000	521,423
5% 1/1/29 (a)	225,000	271,943
5% 1/1/30 (a)	480,000	576,978
5% 1/1/31 (a)	200,000	240,026
5% 1/1/32 (a)	200,000	240,651
5% 1/1/33 (a)	220,000	264,864
5% 1/1/34 (a)	225,000	270,360
5% 1/1/35 (a)	225,000	269,985
5% 1/1/36 (a)	220,000	263,418
5% 1/1/37 (a)	250,000	298,816
5% 1/1/41 (a)	725,000	862,568
Minneapolis Health Care Sys. Rev.:
Series 2015 A:
5% 11/15/27 (FSA Insured)	850,000	999,852
5% 11/15/28	1,380,000	1,621,344
5% 11/15/29	1,000,000	1,173,479
5% 11/15/30	1,000,000	1,172,072
5% 11/15/31	3,665,000	4,290,499
5% 11/15/32	2,200,000	2,572,385
Series 2018 A:
5% 11/15/34	3,350,000	4,163,660
5% 11/15/35	2,500,000	3,102,335
5% 11/15/36	2,500,000	3,098,111
Minneapolis Spl. School District:
(Minnesota School District Cr. Enhancement Prog.):
Series 2019 A, 5% 2/1/32	1,125,000	1,440,955
Series 2019 B, 5% 2/1/32	1,815,000	2,324,741
(MN SD Cr. Enhancement Prog.):
Series 2017 B, 5% 2/1/29	2,590,000	3,266,949
Series 2018 A, 5% 2/1/33	1,000,000	1,250,982
Series 2018 B, 5% 2/1/33	3,190,000	3,990,634
Series 2017 A, 4% 2/1/33	1,415,000	1,668,544
Series 2017 B:
4% 2/1/33	2,595,000	3,059,981
4% 2/1/34	2,595,000	3,052,943
Series 2020 B, 4% 2/1/36	1,745,000	2,119,789
Series 2020 C, 4% 2/1/38	1,665,000	2,009,881
Minneapolis Spl. School District #1 Ctfs. of Prtn. Series 2016 C, 5% 2/1/31	1,915,000	2,332,150
Minnesota Ctfs. Prtn. (Minnesota Gen. Oblig. Proj.) Series 2014, 5% 6/1/39	2,445,000	2,728,188
Minnesota Gen. Oblig.:
Series 2015 A, 5% 8/1/33	1,900,000	2,246,183
Series 2017 A:
5% 10/1/31	5,000,000	6,252,078
5% 10/1/33	3,335,000	4,168,384
Series 2018 B, 4% 8/1/35	5,270,000	6,280,558
Series 2019 A:
5% 8/1/29	5,000,000	6,595,387
5% 8/1/31	1,000,000	1,312,806
5% 8/1/35	5,000,000	6,526,188
Series 2019 B, 5% 8/1/28	2,000,000	2,579,907
Series 2020 A:
5% 8/1/35	6,000,000	8,016,832
5% 8/1/37	6,000,000	7,975,879
Minnesota Higher Ed. Facilities Auth. Rev.:
(Macalester College, MN Proj.) Series 2017:
5% 3/1/28	400,000	489,034
5% 3/1/30	500,000	611,711
(Univ. of St Thomas) Series 2017 A:
5% 10/1/27	500,000	622,729
5% 10/1/28	735,000	912,523
5% 10/1/29	760,000	939,741
5% 10/1/30	655,000	809,255
Series 2016 A, 5% 5/1/46	3,610,000	3,873,461
Series 2017 A, 4% 10/1/35	800,000	922,658
Series 2017:
5% 3/1/28	2,000,000	2,450,117
5% 3/1/31	1,000,000	1,223,782
5% 10/1/31	590,000	706,761
5% 3/1/34	530,000	644,955
5% 10/1/34	440,000	523,032
5% 10/1/35	555,000	658,190
Series 2018 A:
5% 10/1/34	1,140,000	1,388,260
5% 10/1/35	500,000	607,643
5% 10/1/45	3,650,000	4,359,011
Series 2019:
3% 12/1/21	75,000	75,580
3% 12/1/22	100,000	102,607
3% 12/1/23	100,000	103,735
4% 12/1/24	100,000	107,987
4% 12/1/25	180,000	197,507
4% 12/1/26	190,000	211,494
4% 12/1/27	195,000	219,565
4% 12/1/28	240,000	272,370
4% 12/1/29	285,000	326,249
4% 12/1/30	150,000	170,392
4% 12/1/31	450,000	509,004
4% 12/1/32	690,000	778,883
4% 12/1/33	750,000	842,970
4% 12/1/34	225,000	252,347
4% 12/1/40	2,900,000	3,216,767
5% 10/1/29	400,000	518,451
5% 10/1/40	1,000,000	1,258,247
Series 2021:
3% 3/1/40	365,000	402,693
3% 3/1/43	325,000	355,219
4% 3/1/22	220,000	225,560
4% 3/1/23	195,000	207,081
4% 10/1/23	840,000	909,680
4% 3/1/24	205,000	224,737
4% 10/1/24	440,000	490,185
4% 3/1/25	175,000	197,302
4% 10/1/25	585,000	667,383
4% 3/1/26	100,000	115,507
4% 10/1/26	600,000	698,857
4% 3/1/27	125,000	147,437
4% 10/1/27	410,000	485,823
4% 3/1/28	125,000	149,887
4% 10/1/28	675,000	811,423
4% 3/1/29	100,000	121,750
4% 10/1/29	460,000	559,824
4% 3/1/30	150,000	185,156
4% 3/1/31	125,000	156,146
4% 3/1/32	140,000	173,541
4% 3/1/33	140,000	172,836
4% 3/1/34	150,000	184,742
4% 3/1/35	125,000	153,255
4% 3/1/36	125,000	152,742
4% 3/1/37	100,000	121,937
4% 10/1/46	1,000,000	1,190,567
4% 10/1/50	1,000,000	1,185,885
Series Eight-G, 5% 12/1/31	1,000,000	1,173,779
Series Eight-J:
5% 3/1/26	1,015,000	1,176,539
5% 3/1/27	500,000	578,097
Series Eight-L:
5% 4/1/28	920,000	1,090,503
5% 4/1/29	1,005,000	1,187,857
5% 4/1/35	500,000	584,077
Minnesota Hsg. Fin. Agcy.:
(Mtg. Backed Securities Pass Through Prog.) Series 2019 C, 3.15% 6/1/49	1,161,093	1,213,100
(Mtg.-Backed Securities Pass-Through Prog.) Series H, 2.47% 1/1/50	2,706,082	2,754,181
Series 2015 A:
5% 8/1/29	1,000,000	1,137,798
5% 8/1/30	1,000,000	1,137,798
5% 8/1/31	1,000,000	1,137,468
5% 8/1/32	1,000,000	1,136,808
5% 8/1/33	1,000,000	1,136,149
Series 2016 B, 3.5% 7/1/46	4,405,000	4,706,082
Series 2019 B, 4.25% 7/1/49	4,140,000	4,640,383
Series 2020 G, 3% 1/1/51	1,485,000	1,617,474
Series 2021 D, 3% 1/1/52	2,000,000	2,197,578
Series 2021, 3% 7/1/51	4,000,000	4,382,316
Series B:
3.5% 7/1/50	10,040,000	11,067,239
4% 8/1/36	2,000,000	2,428,338
Series E, 3.5% 7/1/50	4,880,000	5,396,503
Series I, 3% 1/1/51	1,995,000	2,178,430
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2014 A, 5% 10/1/26	830,000	951,389
Series 2014:
5% 10/1/26	630,000	722,138
5% 10/1/27	750,000	857,595
5% 10/1/30	1,000,000	1,142,764
Series 2016:
4% 10/1/41	1,000,000	1,129,914
5% 10/1/32	1,500,000	1,823,232
5% 10/1/33	400,000	485,736
5% 10/1/35	400,000	483,904
5% 10/1/36	1,000,000	1,207,478
5% 10/1/47	2,000,000	2,370,978
Minnesota Pub. Facilities Auth. Rev. Series 2016 A:
5% 3/1/29	5,000,000	6,007,378
5% 3/1/30	5,150,000	6,174,460
Minnesota State Colleges & Univs. Board of Trustees Rev. Series 2011 A, 5% 10/1/30	1,495,000	1,511,517
Minnesota State Gen. Fdg. Rev.:
Series 2012 B:
5% 3/1/27	12,840,000	13,243,478
5% 3/1/28	4,275,000	4,409,338
Series 2014 A:
5% 6/1/27	5,000,000	5,445,561
5% 6/1/38	5,000,000	5,417,450
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,500,000	2,795,048
Moorhead ISD No. 152 Series 2020 A, 4% 2/1/31	2,015,000	2,368,269
North Branch Independent School District #138 Series 2017 A, 4% 2/1/29	2,015,000	2,337,511
North St Paul Maplewood Minn I (MN SD Cr. Enhancement Prog.) Series 2019 B, 4% 2/1/32	3,120,000	3,672,349
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2013 A:
5% 1/1/23	850,000	909,250
5% 1/1/24	650,000	694,497
5% 1/1/25	975,000	1,041,138
5% 1/1/31	1,740,000	1,855,863
Series 2016:
5% 1/1/28	500,000	591,306
5% 1/1/29	620,000	731,116
5% 1/1/30	520,000	612,189
5% 1/1/31	350,000	411,881
Series 2017:
5% 1/1/29	460,000	551,891
5% 1/1/31	400,000	473,970
5% 1/1/33	475,000	559,936
5% 1/1/35	520,000	610,958
Ramsey County Gen. Oblig.:
Series 2020 A, 5% 2/1/24	1,090,000	1,223,798
Series 2021 A, 5% 2/1/30	590,000	786,391
Robbinsdale Independent School District 281 (MN SD Cr. Enhancement Prog.) Series 2019 B:
5% 2/1/29	1,010,000	1,271,043
5% 2/1/30	955,000	1,194,172
Rochester Elec. Util. Rev.:
Series 2013 B:
5% 12/1/26 (Pre-Refunded to 12/1/23 @ 100)	570,000	635,851
5% 12/1/27 (Pre-Refunded to 12/1/23 @ 100)	275,000	306,770
5% 12/1/28 (Pre-Refunded to 12/1/23 @ 100)	275,000	306,770
5% 12/1/43 (Pre-Refunded to 12/1/23 @ 100)	1,000,000	1,115,528
Series 2017 A:
5% 12/1/42	1,100,000	1,316,067
5% 12/1/47	1,000,000	1,186,624
Rochester Health Care Facilities Rev.:
(Olmsted Med. Ctr. Proj.) Series 2013:
5% 7/1/21 (Escrowed to Maturity)	790,000	790,000
5% 7/1/22 (Escrowed to Maturity)	350,000	366,584
5% 7/1/24 (Pre-Refunded to 7/1/23 @ 100)	300,000	328,119
5% 7/1/27 (Pre-Refunded to 7/1/23 @ 100)	345,000	377,337
5% 7/1/28 (Pre-Refunded to 7/1/23 @ 100)	225,000	246,089
5% 7/1/33 (Pre-Refunded to 7/1/23 @ 100)	1,225,000	1,339,819
Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (b)	1,200,000	1,218,597
Series 2012, 4% 11/15/41	1,205,000	1,240,452
Series 2016 B:
5% 11/15/31	3,225,000	4,463,146
5% 11/15/35	4,000,000	5,967,194
Series 2018, 4% 11/15/48	400,000	462,817
Roseville Independent School District Series 2021 A:
5% 4/1/27	850,000	1,058,786
5% 4/1/28	1,100,000	1,406,179
Roseville Independent School District #623:
(Minnesota Gen. Oblig.) Series 2018 A, 5% 2/1/31	5,050,000	6,119,480
(MN School District Cr. Enhancement Prog.) Series 2018 A:
5% 2/1/26	2,400,000	2,877,373
5% 2/1/29	5,180,000	6,326,954
Saint Cloud Health Care Rev.:
Series 2014 B, 5% 5/1/22	1,950,000	2,026,476
Series 2016 A:
5% 5/1/29	1,125,000	1,349,599
5% 5/1/30	1,000,000	1,198,067
5% 5/1/31	1,000,000	1,197,017
5% 5/1/46	5,000,000	5,906,988
Series 2019, 5% 5/1/48	6,000,000	7,426,726
Saint Paul Gen. Oblig. Series 2021 C, 4% 5/1/31	1,590,000	1,980,969
Saint Paul Port Auth. District Series 2021 1:
3% 10/1/21	200,000	201,324
3% 10/1/26	100,000	110,261
3% 10/1/34	275,000	292,184
4% 10/1/28	500,000	581,342
4% 10/1/41	500,000	557,771
Saint Paul Sales Tax Rev. Series 2014 G:
5% 11/1/26	1,000,000	1,149,984
5% 11/1/28	1,000,000	1,146,402
Shakopee Health Care Facilities Rev. Series 2014:
5% 9/1/23	1,895,000	2,067,296
5% 9/1/24	1,000,000	1,129,021
5% 9/1/25	1,345,000	1,508,786
5% 9/1/26	1,575,000	1,760,831
5% 9/1/28	1,000,000	1,107,341
5% 9/1/34	1,065,000	1,156,939
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(c)	3,000,000	3,256,123
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A, 0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,320,000	3,164,082
Series 2015 A:
5% 1/1/28	1,000,000	1,192,369
5% 1/1/34	1,695,000	2,004,528
5% 1/1/36	1,000,000	1,178,736
5% 1/1/41	1,025,000	1,198,338
Series 2019 A, 5% 1/1/34	1,230,000	1,572,312
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Fairview Hsp & Hltcare Srv Sys. Proj.) Series 2017 A, 5% 11/15/47	7,395,000	8,997,391
Series 2015 A:
5% 7/1/29	5,000,000	5,879,447
5% 7/1/30	5,000,000	5,875,107
Series 2017 A:
5% 11/15/28	460,000	570,182
5% 11/15/30	650,000	798,906
5% 11/15/31	845,000	1,038,592
5% 11/15/33	3,410,000	4,173,038
5% 11/15/34	665,000	812,411
Univ. of Minnesota Gen. Oblig.:
Series 2016:
5% 4/1/37	2,125,000	2,522,340
5% 4/1/41	6,000,000	7,121,900
Series 2017 A:
5% 9/1/33	5,025,000	6,207,696
5% 9/1/37	3,880,000	4,761,916
Series 2017 B, 5% 12/1/32	2,000,000	2,493,442
Series 2019 A, 5% 4/1/44	5,000,000	6,293,287
Series 2020 A:
5% 11/1/31	1,070,000	1,432,858
5% 11/1/33	1,015,000	1,350,988
5% 11/1/45	6,050,000	7,840,520
Univ. of Minnesota Spl. Purp. Rev.:
(Biomedical Science Research Facilities Fdg. Prog.) Series 2013 C, 5% 8/1/38	5,275,000	5,753,332
(State Supported Biomedical Science Research Facilities Fdg. Prog.) Series 2011 B, 5% 8/1/25	2,095,000	2,103,008
Virginia Independent School District #706 Series 2019 A, 5% 2/1/31	5,000,000	6,256,440
Wayzata Sr Hsg. Rev. Series 2019:
5% 8/1/49	500,000	539,252
5% 8/1/54	1,000,000	1,075,423
West Saint Paul Independent School District #197 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A, 4% 2/1/41	2,400,000	2,744,711
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 2012 A:
5% 1/1/26	5,000,000	5,347,746
5% 1/1/27	2,150,000	2,298,189
5% 1/1/30	1,000,000	1,068,925
Series 2014 A:
5% 1/1/31 (Pre-Refunded to 1/1/24 @ 100)	1,750,000	1,956,806
5% 1/1/35 (Pre-Refunded to 1/1/24 @ 100)	1,595,000	1,783,489
5% 1/1/40 (Pre-Refunded to 1/1/24 @ 100)	1,500,000	1,677,262
Series 2015 A, 5% 1/1/31	1,820,000	2,157,663
Series 2018 A, 5% 1/1/49	2,000,000	2,458,198
White Bear Lake Independent School District #624 Gen. Oblig. (MN SD Cr. Enhancement Prog.) Series 2020 A, 4% 2/1/29	3,980,000	4,763,703
Wright County Ctfs. of Prtn. Series 2019 A:
5% 12/1/30	1,115,000	1,451,085
5% 12/1/31	1,000,000	1,296,894

TOTAL MINNESOTA		656,867,197

Puerto Rico - 0.2%
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	1,225,000	1,533,508
TOTAL MUNICIPAL BONDS
(Cost $624,620,470)		662,393,313

Municipal Notes - 0.8%
Minnesota - 0.8%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 C, 0.02% 7/1/21, LOC Wells Fargo Bank NA, VRDN (b)
(Cost $5,660,000)	5,660,000	5,660,000
TOTAL INVESTMENT IN SECURITIES - 96.7%
(Cost $630,280,470)		668,053,313
NET OTHER ASSETS (LIABILITIES) - 3.3%		22,654,411
NET ASSETS - 100%		$690,707,724

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,256,123 or 0.5% of net assets.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$668,053,313	$--	$668,053,313	$--
Total Investments in Securities:	$668,053,313	$--	$668,053,313	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	38.5%
Health Care	19.6%
Education	12.9%
Electric Utilities	8.1%
Transportation	6.6%
Housing	6.0%
Others* (Individually Less Than 5%)	8.3%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $630,280,470)		$668,053,313
Cash		6,542,506
Receivable for fund shares sold		8,840,224
Interest receivable		8,362,840
Other receivables		2,225
Total assets		691,801,108
Liabilities
Payable for fund shares redeemed	$452,401
Distributions payable	351,296
Accrued management fee	196,791
Transfer agent fee payable	54,759
Other affiliated payables	13,126
Other payables and accrued expenses	25,011
Total liabilities		1,093,384
Net Assets		$690,707,724
Net Assets consist of:
Paid in capital		$651,239,247
Total accumulated earnings (loss)		39,468,477
Net Assets		$690,707,724
Net Asset Value, offering price and redemption price per share ($690,707,724 ÷ 57,005,481 shares)		$12.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Interest		$8,134,173
Expenses
Management fee	$1,176,166
Transfer agent fees	329,165
Accounting fees and expenses	78,523
Custodian fees and expenses	2,855
Independent trustees' fees and expenses	867
Registration fees	37,449
Audit	24,145
Legal	8,416
Miscellaneous	1,729
Total expenses before reductions	1,659,315
Expense reductions	(3,370)
Total expenses after reductions		1,655,945
Net investment income (loss)		6,478,228
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,611,760
Total net realized gain (loss)		1,611,760
Change in net unrealized appreciation (depreciation) on investment securities		(5,335,487)
Net gain (loss)		(3,723,727)
Net increase (decrease) in net assets resulting from operations		$2,754,501

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,478,228	$13,004,357
Net realized gain (loss)	1,611,760	1,390,520
Change in net unrealized appreciation (depreciation)	(5,335,487)	13,328,194
Net increase (decrease) in net assets resulting from operations	2,754,501	27,723,071
Distributions to shareholders	(6,478,189)	(14,422,669)
Share transactions
Proceeds from sales of shares	70,261,742	146,479,815
Reinvestment of distributions	4,287,781	9,641,896
Cost of shares redeemed	(53,605,922)	(89,688,575)
Net increase (decrease) in net assets resulting from share transactions	20,943,601	66,433,136
Total increase (decrease) in net assets	17,219,913	79,733,538
Net Assets
Beginning of period	673,487,811	593,754,273
End of period	$690,707,724	$673,487,811
Other Information
Shares
Sold	5,796,545	12,190,115
Issued in reinvestment of distributions	354,668	800,436
Redeemed	(4,431,984)	(7,553,635)
Net increase (decrease)	1,719,229	5,436,916

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Minnesota Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.18	$11.91	$11.41	$11.64	$11.42	$11.75
Income from Investment Operations
Net investment income (loss)A	.116	.251	.280	.282	.285	.300
Net realized and unrealized gain (loss)	(.060)	.296	.525	(.211)	.229	(.286)
Total from investment operations	.056	.547	.805	.071	.514	.014
Distributions from net investment income	(.116)	(.251)	(.280)	(.282)	(.285)	(.300)
Distributions from net realized gain	–	(.026)	(.025)	(.019)	(.009)	(.044)
Total distributions	(.116)	(.277)	(.305)	(.301)	(.294)	(.344)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$12.12	$12.18	$11.91	$11.41	$11.64	$11.42
Total ReturnC,D	.47%	4.65%	7.12%	.65%	4.55%	.08%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.49%	.49%	.50%	.49%	.50%
Expenses net of fee waivers, if any	.49%F	.49%	.49%	.50%	.49%	.50%
Expenses net of all reductions	.49%F	.49%	.49%	.49%	.49%	.50%
Net investment income (loss)	1.93%F	2.09%	2.38%	2.48%	2.46%	2.54%
Supplemental Data
Net assets, end of period (000 omitted)	$690,708	$673,488	$593,754	$523,096	$549,919	$521,553
Portfolio turnover rate	7%F	9%	9%	14%	11%	13%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

Fidelity Minnesota Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Minnesota.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$38,253,636
Gross unrealized depreciation	(480,793)
Net unrealized appreciation (depreciation)	$37,772,843
Tax cost	$630,280,470

The Fund elected to defer to its next fiscal year approximately $13,725 of capital losses recognized during the period November 1, 2020 to December 31, 2020.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Minnesota Municipal Income Fund	35,847,473	23,521,987

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .10% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Minnesota Municipal Income Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Minnesota Municipal Income Fund	–	500,000

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Minnesota Municipal Income Fund	$670

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,700.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $670.

7. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity Minnesota Municipal Income Fund	.49%
Actual		$1,000.00	$1,004.70	$2.44
Hypothetical-C		$1,000.00	$1,022.36	$2.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

MNF-SANN-0821
1.705580.123

Fidelity® Ohio Municipal Income Fund

Fidelity® Ohio Municipal Money Market Fund

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Fidelity® Ohio Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Ohio Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Ohio Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2021

% of fund's net assets
Health Care	30.2
Education	21.5
General Obligations	15.2
Special Tax	6.8
Transportation	5.2

Quality Diversification (% of fund's net assets)

As of June 30, 2021
AAA	2.9%
AA,A	76.2%
BBB	11.5%
BB and Below	1.8%
Not Rated	2.2%
Short-Term Investments and Net Other Assets	5.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Ohio Municipal Income Fund

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.6%
	Principal Amount	Value
Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (a)	$900,000	$984,173
6.375% 10/1/43 (a)	735,000	801,552
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,056,731

TOTAL GUAM		2,842,456

Ohio - 94.2%
Akron Bath Copley Hosp. District Rev.:
(Children's Hosp. Med. Ctr. Proj.) Series 2012:
5% 11/15/22	1,000,000	1,041,368
5% 11/15/23	3,270,000	3,402,192
(Summa Health Sys.) Series 2016, 5% 11/15/25	1,000,000	1,176,297
Series 2016:
5% 11/15/22	2,020,000	2,140,045
5% 11/15/23	1,000,000	1,102,958
5% 11/15/26	535,000	646,202
5.25% 11/15/32	1,000,000	1,198,749
5.25% 11/15/34	1,500,000	1,792,083
5.25% 11/15/41	10,545,000	12,516,705
5.25% 11/15/46	2,650,000	3,126,597
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
4% 8/1/36	5,000,000	5,851,647
5% 8/1/42	4,175,000	5,071,148
Series 2020 A:
4% 12/1/40	7,000,000	8,384,528
5% 12/1/35	750,000	979,058
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.) Series 2016 A, 5% 2/15/41	3,005,000	3,540,759
(Prairie State Energy Campus Proj.) Series 2015:
5% 2/15/28	3,995,000	4,453,268
5% 2/15/42	3,000,000	3,308,567
Bonds Series 2019 A, 2.3%, tender 2/15/22 (b)	6,000,000	6,014,389
Beavercreek City School District Series 2015, 5% 12/1/29 (Pre-Refunded to 12/1/24 @ 100)	1,500,000	1,739,824
Bowling Green Univ. Gen. Receipts Series 2016 A, 5% 6/1/42	1,000,000	1,169,665
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2:
4% 6/1/37	2,000,000	2,412,360
4% 6/1/38	1,000,000	1,201,092
4% 6/1/39	1,000,000	1,196,280
4% 6/1/48	5,750,000	6,720,262
5% 6/1/27	1,000,000	1,251,372
5% 6/1/35	2,000,000	2,601,566
5% 6/1/36	2,000,000	2,590,288
Butler County Hosp. Facilities Rev. Series 2016 X, 5% 5/15/32	3,950,000	5,400,556
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	8,535,000	10,211,715
Cincinnati City School District Ctfs. of Prtn. (Cincinnati City School District School Impt. Proj.) Series 2014, 5% 12/15/26 (Pre-Refunded to 12/15/24 @ 100)	4,000,000	4,646,785
Cincinnati Gen. Oblig. Series 2015, 5.25% 12/1/29 (Pre-Refunded to 6/1/25 @ 100)	4,285,000	5,091,245
Cleveland Arpt. Sys. Rev.:
Series 2018 A:
5% 1/1/22 (a)	2,550,000	2,608,870
5% 1/1/43 (FSA Insured) (a)	1,750,000	2,142,390
5% 1/1/48 (FSA Insured) (a)	3,000,000	3,653,057
Series 2019 B:
5% 1/1/22 (a)	1,000,000	1,023,086
5% 1/1/23 (a)	1,200,000	1,282,897
5% 1/1/24 (a)	1,200,000	1,334,534
5% 1/1/25 (a)	1,125,000	1,294,084
5% 1/1/26 (a)	710,000	842,072
5% 1/1/27 (a)	700,000	853,714
Cleveland Gen. Oblig.:
Series 2012:
5% 12/1/25	25,000	26,680
5% 12/1/25 (Pre-Refunded to 12/1/22 @ 100)	2,325,000	2,484,546
Series 2015:
5% 12/1/26	1,500,000	1,793,362
5% 12/1/27	2,000,000	2,383,424
5% 12/1/29	1,250,000	1,486,031
Series C, 5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,107,231
Cleveland Heights & Univ. Heights County School District Series 2014, 4.5% 12/1/47	3,000,000	3,184,468
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/29	600,000	753,297
5% 10/1/30	420,000	525,921
5% 10/1/31	650,000	811,413
5% 10/1/33	600,000	745,580
5% 10/1/36	700,000	865,675
5% 10/1/39	2,040,000	2,508,645
5% 10/1/43	5,000,000	6,108,101
Cleveland Muni. School District:
Series 2013, 5% 12/1/24	1,255,000	1,338,420
Series 2015 A:
5% 12/1/24	3,725,000	4,056,943
5% 12/1/27	1,750,000	1,902,425
Cleveland Ohio Wtr. Poll. Ctl. Rev. Series 2016:
5% 11/15/34	1,190,000	1,407,092
5% 11/15/35	1,245,000	1,469,771
5% 11/15/36	450,000	530,393
5% 11/15/45	2,000,000	2,326,426
Cleveland Pub. Library Facilities Series 2019 A:
4% 12/1/33	425,000	514,428
4% 12/1/34	370,000	446,880
4% 12/1/35	620,000	747,438
4% 12/1/36	1,400,000	1,685,294
4% 12/1/37	1,115,000	1,338,734
4% 12/1/38	650,000	778,758
Cleveland Pub. Pwr. Sys. Rev.:
Series 2018:
5% 11/15/23 (FSA Insured)	360,000	399,501
5% 11/15/24 (FSA Insured)	475,000	547,156
5% 11/15/25 (FSA Insured)	200,000	238,197
5% 11/15/26 (FSA Insured)	265,000	325,216
5% 11/15/27 (FSA Insured)	220,000	276,968
5% 11/15/28 (FSA Insured)	150,000	190,121
5% 11/15/29 (FSA Insured)	210,000	264,380
5% 11/15/30 (FSA Insured)	530,000	662,129
5% 11/15/32 (FSA Insured)	365,000	453,336
5% 11/15/34 (FSA Insured)	785,000	970,888
5% 11/15/36 (FSA Insured)	1,000,000	1,233,390
5% 11/15/38 (FSA Insured)	830,000	1,019,753
Series 2020 A:
4% 11/15/35 (FSA Insured)	1,000,000	1,191,590
4% 11/15/36 (FSA Insured)	1,000,000	1,189,733
4% 11/15/37 (FSA Insured)	1,000,000	1,186,666
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	1,956,815
5% 6/1/25	2,500,000	2,547,725
5% 6/1/26	3,075,000	3,132,921
Cleveland Wtr. Rev.:
Series 2015 Y, 4% 1/1/28	650,000	705,985
Series 2020:
5% 1/1/29	1,100,000	1,428,052
5% 1/1/30	2,000,000	2,647,838
5% 1/1/31	2,250,000	2,954,779
5% 1/1/32	1,000,000	1,308,794
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	4,270,894
Columbus City School District Series 2016 A, 5% 12/1/31	5,000,000	6,017,949
Columbus Gen. Oblig. Series 2014 A, 4% 2/15/28	5,000,000	5,456,373
Cuyahoga County Econ. Dev. Rev.:
(The Cleveland Orchestra Proj.) Series 2019:
5% 1/1/29	325,000	398,129
5% 1/1/30	250,000	307,414
5% 1/1/31	525,000	641,977
5% 1/1/32	500,000	609,463
5% 1/1/33	400,000	486,298
5% 1/1/34	300,000	363,754
5% 1/1/35	500,000	605,100
5% 1/1/36	440,000	530,911
5% 1/1/37	400,000	481,488
5% 1/1/39	1,400,000	1,678,369
5% 1/1/40	1,620,000	1,939,271
Series 2020 D:
5% 12/1/26	4,000,000	4,903,221
5% 12/1/27	2,500,000	3,145,559
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/26	1,750,000	2,062,006
5% 2/15/27	1,700,000	2,054,951
5% 2/15/28	2,385,000	2,873,348
5% 2/15/30	3,000,000	3,573,457
5% 2/15/31	1,500,000	1,779,949
5% 2/15/32	1,450,000	1,716,825
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,191,492
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/23 (Pre-Refunded to 12/1/22 @ 100)	1,395,000	1,470,009
4% 12/1/24 (Pre-Refunded to 12/1/22 @ 100)	1,490,000	1,570,117
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/44	2,500,000	2,961,777
5% 12/1/51	6,000,000	7,058,386
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,440,484
5% 12/1/26	3,045,000	3,499,562
5% 12/1/32 (Pre-Refunded to 12/1/24 @ 100)	5,920,000	6,866,507
Franklin County Hosp. Facilities Rev.:
(Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	3,600,000	4,148,041
Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	2,630,000	2,856,440
Series 2016 C:
4% 11/1/40	3,000,000	3,401,182
5% 11/1/33	2,610,000	3,177,833
5% 11/1/34	2,155,000	2,616,867
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	5,920,000	7,333,567
Franklin County Rev. (Trinity Health Proj.) Series 2017, 5% 12/1/47	720,000	891,491
Greater Cleveland Reg'l. Transit Auth. Series 2012, 5% 12/1/23	660,000	673,186
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/26	1,000,000	1,100,963
5% 12/1/27	3,825,000	4,209,245
Hamilton County HealthCare Facilities Rev. (The Christ Hosp. Proj.) Series 2012:
5.25% 6/1/24	3,000,000	3,119,912
5.25% 6/1/27	3,000,000	3,113,174
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016:
5% 1/1/31	1,350,000	1,539,584
5% 1/1/36	3,450,000	3,897,786
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/44	775,000	846,773
Kent State Univ. Revs.:
Series 2016, 5% 5/1/30	1,125,000	1,346,211
Series 2020 A:
5% 5/1/45	1,250,000	1,573,292
5% 5/1/50	1,700,000	2,130,005
Lake County Hosp. Facilities Rev. Series 2015:
5% 8/15/27	770,000	894,340
5% 8/15/45	11,000,000	12,584,524
Lakewood City School District Series 2014 C, 5% 12/1/25	1,300,000	1,505,111
Lancaster City School District Series 2012, 5% 10/1/49 (Pre-Refunded to 10/1/22 @ 100)	140,000	148,384
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (b)	6,235,000	7,180,811
Series 2019:
5% 2/1/22	200,000	205,521
5% 2/1/23	100,000	107,451
5% 8/1/24	655,000	746,989
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/45	5,500,000	6,802,461
5% 8/1/49	1,750,000	2,158,065
Miami Univ. Series 2012, 4% 9/1/28	2,195,000	2,282,831
Miamisburg City School District Series 2016:
5% 12/1/28	500,000	595,374
5% 12/1/29	300,000	357,225
Middleburg Heights Hosp. Rev. Series 2011, 5.25% 8/1/41	3,000,000	3,012,440
Milford Exempt Village School District Series 2015:
3.5% 12/1/31	500,000	539,485
5% 12/1/28	1,400,000	1,639,366
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.)) Series 2021:
4% 8/1/37	1,125,000	1,355,377
4% 8/1/41	850,000	1,010,457
4% 8/1/51	2,000,000	2,351,482
5% 8/1/32	750,000	993,413
5% 8/1/36	1,225,000	1,606,069
5% 8/1/38	1,000,000	1,303,301
5% 8/1/39	1,100,000	1,430,120
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/44	4,005,000	4,155,904
5% 2/15/48	3,495,000	3,623,212
North Olmsted City School District Series 2015 A:
5% 12/1/27 (Pre-Refunded to 12/1/23 @ 100)	220,000	245,416
5% 12/1/28 (Pre-Refunded to 12/1/23 @ 100)	365,000	407,168
Ohio Cap. Facilities Lease (Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 10/1/32	1,625,000	2,012,136
5% 10/1/33	1,500,000	1,853,248
5% 10/1/35	1,450,000	1,781,067
5% 10/1/36	1,250,000	1,533,224
5% 10/1/37	1,430,000	1,750,578
Ohio Gen. Oblig. Series 2016 A, 5% 2/1/31	4,255,000	5,039,898
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 2016, 5% 12/1/40	2,000,000	2,407,779
Series 2019 B:
5% 12/1/37	835,000	1,070,726
5% 12/1/38	1,100,000	1,407,594
5% 12/1/39	775,000	989,535
(Denison Univ. 2015 Proj.) Series 2015:
5% 11/1/28	1,465,000	1,700,181
5% 11/1/29	1,325,000	1,538,640
5% 11/1/30	2,285,000	2,653,377
(Denison Univ. 2021 Proj.) Series 2021:
4% 11/1/39	400,000	480,254
4% 11/1/45	900,000	1,065,504
5% 11/1/30	300,000	400,817
5% 11/1/33	300,000	399,732
5% 11/1/35	300,000	397,931
5% 11/1/41	300,000	388,907
(Denison Univ., Proj.) Series 2017 B, 5% 11/1/26	1,505,000	1,842,318
(Kenyon College 2015 Proj.) Series 2015, 5% 7/1/41	5,100,000	5,871,086
(Kenyon College 2016 Proj.) Series 2016, 5% 7/1/42	4,000,000	4,702,067
(Kenyon College 2020 Proj.) Series 2020:
5% 7/1/38	2,500,000	3,164,974
5% 7/1/39	2,640,000	3,334,473
(Kenyon College, Oh. Proj.) Series 2017:
4% 7/1/36	400,000	455,386
4% 7/1/37	450,000	511,327
5% 7/1/28	400,000	491,009
5% 7/1/29	735,000	899,080
5% 7/1/30	300,000	366,837
5% 7/1/31	400,000	487,615
5% 7/1/33	650,000	789,135
5% 7/1/35	1,550,000	1,876,146
5% 7/1/42	1,400,000	1,683,991
(The College of Wooster 2018 Proj.) Series 2018:
5% 9/1/33	1,445,000	1,805,437
5% 9/1/45	4,255,000	5,225,131
(Univ. of Dayton 2018 Proj.) Series A, 5% 12/1/48	1,000,000	1,220,334
(Univ. of Dayton 2020 Proj.) Series 2020:
4% 2/1/36	900,000	1,070,813
5% 2/1/34	1,000,000	1,285,198
5% 2/1/35	800,000	1,026,176
(Univ. of Dayton Proj.):
Series 2013:
5% 12/1/23	540,000	576,417
5% 12/1/24	585,000	624,739
5% 12/1/25	1,000,000	1,067,691
5% 12/1/26	1,195,000	1,275,811
5% 12/1/27	2,300,000	2,454,976
Series 2018 B:
4% 12/1/33	1,155,000	1,348,386
5% 12/1/21	1,000,000	1,018,963
5% 12/1/23	1,000,000	1,107,832
5% 12/1/25	1,065,000	1,262,522
5% 12/1/27	1,000,000	1,249,019
5% 12/1/29	1,310,000	1,642,965
5% 12/1/31	1,130,000	1,412,505
5% 12/1/35	1,000,000	1,243,771
5% 12/1/36	1,000,000	1,242,273
(Xavier Univ. Proj.) Series 2015 C:
5% 5/1/26	1,000,000	1,158,515
5% 5/1/28	1,000,000	1,153,897
5% 5/1/29	855,000	984,971
5% 5/1/31	1,005,000	1,150,643
Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (b)	5,000,000	5,147,067
Series 2019, 4% 10/1/49	3,270,000	3,692,055
Ohio Hosp. Facilities Rev.:
Series 2017 A, 5% 1/1/32	2,000,000	2,511,851
Series 2019 B, 4% 1/1/40	3,000,000	3,541,808
Ohio Hosp. Rev.:
Series 2013 A:
5% 1/15/27	5,000,000	5,330,249
5% 1/15/28	720,000	766,067
Series 2016 A, 5% 1/15/41	5,000,000	5,837,072
Series 2020 A, 4% 1/15/50	1,000,000	1,154,711
Series 2020:
4% 11/15/37	1,025,000	1,198,655
4% 11/15/39	1,115,000	1,280,261
4% 11/15/41	1,175,000	1,343,378
5% 11/15/33	1,270,000	1,622,110
5% 11/15/35	1,465,000	1,861,703
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	5,795,000	6,511,056
(Mtg. Backed Securities Programs) Series 2017 B, 4.5% 3/1/47 (a)	500,000	545,448
Ohio Spl. Oblig.:
(Administrative Bldg. Fund Projs.) Series 2020 B, 5% 4/1/39	1,865,000	2,407,482
(Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 4/1/29	2,535,000	3,114,314
5% 4/1/30	2,250,000	2,762,878
5% 4/1/31	2,000,000	2,447,092
5% 4/1/32	1,115,000	1,361,352
5% 4/1/33	1,850,000	2,254,149
5% 4/1/34	1,000,000	1,216,056
5% 4/1/35	2,395,000	2,901,530
Series 2020 A:
5% 2/1/27	1,325,000	1,639,000
5% 2/1/28	1,865,000	2,362,901
5% 2/1/29	2,875,000	3,724,592
5% 2/1/30	1,045,000	1,381,738
Series 2021 A:
5% 4/1/34	1,430,000	1,914,606
5% 4/1/35	1,660,000	2,218,330
5% 4/1/37	1,680,000	2,231,539
5% 4/1/38	1,000,000	1,325,154
5% 4/1/39	1,000,000	1,320,788
5% 4/1/40	1,110,000	1,462,331
5% 4/1/41	750,000	984,692
Ohio State Univ. Gen. Receipts:
(Multiyear Debt Issuance Prog.) Series 2020 A:
5% 12/1/26	6,770,000	8,363,552
5% 12/1/27	6,845,000	8,685,913
Series 2013 A:
5% 6/1/28	2,000,000	2,171,893
5% 6/1/38	3,500,000	3,788,715
Series 2020 A, 5% 12/1/28	7,010,000	9,083,672
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Projs.):
Series 2005 A, 0% 2/15/43	10,000,000	5,957,592
Series A3, 0% 2/15/37	400,000	159,637
Series A:
5% 2/15/46	7,500,000	9,805,612
5% 2/15/51	4,000,000	5,205,000
Ohio Wtr. Dev. Auth. Rev. (Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,171,943
Olentangy Local School District Series 2016, 5% 12/1/32	1,275,000	1,518,819
Port Auth. Econ. Dev. Rev.:
(Univ. of Northwestern Ohio Proj.) Series 2021, 4% 12/1/35	1,300,000	1,498,439
Series 2021, 4% 12/1/31	710,000	814,597
Reynoldsburg City School District Series 2015, 4% 12/1/30	2,375,000	2,684,962
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019, 5% 12/1/49	2,000,000	2,473,936
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/24	1,000,000	1,117,211
5% 2/15/28	5,030,000	5,968,884
5% 2/15/30	3,860,000	4,546,529
5% 2/15/32	2,550,000	2,997,199
5% 2/15/33	2,460,000	2,885,438
5% 2/15/34	4,450,000	5,219,816
South-Western City School District Franklin & Pickway County (Intercept) Series 2012, 5% 12/1/36 (Pre-Refunded to 6/1/22 @ 100)	400,000	417,786
Univ. of Akron Gen. Receipts Series 2016 A:
5% 1/1/23	460,000	491,921
5% 1/1/25	1,025,000	1,184,065
5% 1/1/33	5,000,000	6,007,655
Univ. of Cincinnati Gen. Receipts:
Series 2010 F, 5% 6/1/32	50,000	50,027
Series 2012 C:
4% 6/1/28	10,000	10,453
4% 6/1/28 (Pre-Refunded to 12/1/22 @ 100)	1,990,000	2,095,547
Series 2016 A:
5% 6/1/32	745,000	897,607
5% 6/1/33	800,000	962,132
5% 6/1/34	585,000	702,368
Series 2016 C, 5% 6/1/41	2,585,000	3,101,372
Univ. of Toledo Gen. Receipts Series 2018 A:
5% 6/1/26	600,000	720,227
5% 6/1/27	350,000	431,434
Village of Bluffton Hosp. Facilities Blanchard Valley Reg Health Ctr. Series 2017:
4% 12/1/32	1,500,000	1,695,477
5% 12/1/25	1,500,000	1,788,291
5% 12/1/26	1,890,000	2,321,283
5% 12/1/27	1,340,000	1,689,836
5% 12/1/28	1,400,000	1,754,862
5% 12/1/29	825,000	1,027,589
5% 12/1/30	1,700,000	2,107,156
5% 12/1/31	750,000	927,072
Wood County Hosp. Facilities Rev. (Wood County Hosp. Proj.) Series 2012:
5% 12/1/27	1,170,000	1,201,733
5% 12/1/27 (Pre-Refunded to 12/1/22 @ 100)	2,330,000	2,484,729
5% 12/1/32	675,000	687,830
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	1,325,000	1,412,990
5% 12/1/42	40,000	40,430
5% 12/1/42 (Pre-Refunded to 12/1/22 @ 100)	85,000	90,645
Wright State Univ. Gen. Receipts:
Series 2011 A, 5% 5/1/23	2,665,000	2,675,003
Series 2021 A, 5% 5/1/26 (Build America Mutual Assurance Insured) (c)	1,100,000	1,316,899
Series 2022 A:
5% 5/1/23 (Build America Mutual Assurance Insured) (c)	520,000	547,424
5% 5/1/24 (Build America Mutual Assurance Insured) (c)	540,000	589,816
5% 5/1/25 (Build America Mutual Assurance Insured) (c)	490,000	552,415
5% 5/1/26 (Build America Mutual Assurance Insured) (c)	520,000	602,554
5% 5/1/27 (Build America Mutual Assurance Insured) (c)	545,000	647,135
5% 5/1/28 (Build America Mutual Assurance Insured) (c)	565,000	685,811
5% 5/1/29 (Build America Mutual Assurance Insured) (c)	600,000	741,453
5% 5/1/30 (Build America Mutual Assurance Insured) (c)	235,000	294,706
5% 5/1/31 (Build America Mutual Assurance Insured) (c)	250,000	318,033
5% 5/1/32 (Build America Mutual Assurance Insured) (c)	260,000	334,361

TOTAL OHIO		683,403,530

TOTAL MUNICIPAL BONDS
(Cost $640,292,232)		686,245,986

Municipal Notes - 2.2%
Ohio - 2.2%
Ohio Cap. Facilities Lease (Adult Correctional Bldg. Fund Proj.) Series 2019 C, 0.03% 7/7/21, VRDN (b)	10,000,000	$10,000,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2016 I, 0.05% 7/7/21 (Liquidity Facility TD Banknorth, NA), VRDN (a)(b)	5,755,000	5,755,000
TOTAL MUNICIPAL NOTES
(Cost $15,755,000)		15,755,000
TOTAL INVESTMENT IN SECURITIES - 96.8%
(Cost $656,047,232)		702,000,986
NET OTHER ASSETS (LIABILITIES) - 3.2%		23,324,987
NET ASSETS - 100%		$725,325,973

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$702,000,986	$--	$702,000,986	$--
Total Investments in Securities:	$702,000,986	$--	$702,000,986	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	30.2%
Education	21.5%
General Obligations	15.2%
Special Tax	6.8%
Other	5.2%
Transportation	5.2%
Others* (Individually Less Than 5%)	15.9%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $656,047,232)		$702,000,986
Cash		24,669,662
Receivable for fund shares sold		836,733
Interest receivable		6,531,156
Other receivables		2,258
Total assets		734,040,795
Liabilities
Payable for investments purchased on a delayed delivery basis	$6,628,100
Payable for fund shares redeemed	1,338,479
Distributions payable	445,926
Accrued management fee	208,855
Other affiliated payables	68,751
Other payables and accrued expenses	24,711
Total liabilities		8,714,822
Net Assets		$725,325,973
Net Assets consist of:
Paid in capital		$679,267,330
Total accumulated earnings (loss)		46,058,643
Net Assets		$725,325,973
Net Asset Value, offering price and redemption price per share ($725,325,973 ÷ 57,761,644 shares)		$12.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Interest		$8,946,331
Expenses
Management fee	$1,231,545
Transfer agent fees	326,048
Accounting fees and expenses	81,008
Custodian fees and expenses	2,651
Independent trustees' fees and expenses	905
Registration fees	18,735
Audit	24,145
Legal	380
Miscellaneous	1,926
Total expenses before reductions	1,687,343
Expense reductions	(3,349)
Total expenses after reductions		1,683,994
Net investment income (loss)		7,262,337
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		20,083
Total net realized gain (loss)		20,083
Change in net unrealized appreciation (depreciation) on investment securities		1,626,622
Net gain (loss)		1,646,705
Net increase (decrease) in net assets resulting from operations		$8,909,042

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,262,337	$15,721,121
Net realized gain (loss)	20,083	4,793,257
Change in net unrealized appreciation (depreciation)	1,626,622	7,101,157
Net increase (decrease) in net assets resulting from operations	8,909,042	27,615,535
Distributions to shareholders	(7,261,126)	(20,422,882)
Share transactions
Proceeds from sales of shares	61,784,493	110,098,297
Reinvestment of distributions	4,562,887	13,113,255
Cost of shares redeemed	(44,736,654)	(101,285,296)
Net increase (decrease) in net assets resulting from share transactions	21,610,726	21,926,256
Total increase (decrease) in net assets	23,258,642	29,118,909
Net Assets
Beginning of period	702,067,331	672,948,422
End of period	$725,325,973	$702,067,331
Other Information
Shares
Sold	4,941,660	8,882,203
Issued in reinvestment of distributions	365,381	1,055,135
Redeemed	(3,578,871)	(8,262,670)
Net increase (decrease)	1,728,170	1,674,668

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Ohio Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.53	$12.38	$11.89	$12.20	$11.91	$12.29
Income from Investment Operations
Net investment income (loss)A	.128	.287	.319	.321	.330	.339
Net realized and unrealized gain (loss)	.030	.235	.515	(.279)	.377	(.308)
Total from investment operations	.158	.522	.834	.042	.707	.031
Distributions from net investment income	(.128)	(.287)	(.319)	(.321)	(.330)	(.339)
Distributions from net realized gain	–	(.085)	(.025)	(.031)	(.087)	(.072)
Total distributions	(.128)	(.372)	(.344)	(.352)	(.417)	(.411)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$12.56	$12.53	$12.38	$11.89	$12.20	$11.91
Total ReturnC,D	1.27%	4.28%	7.08%	.39%	6.03%	.19%
Ratios to Average Net AssetsE,F
Expenses before reductions	.48%G	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.48%G	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.48%G	.48%	.48%	.48%	.48%	.48%
Net investment income (loss)	2.07%G	2.31%	2.60%	2.70%	2.73%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$725,326	$702,067	$672,948	$616,306	$677,359	$657,105
Portfolio turnover rateH	5%G	20%	10%	11%	24%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of June 30, 2021

Days	% of fund's investments 6/30/21
1 - 7	78.1
31 - 60	8.2
61 - 90	1.2
91 - 180	8.0
> 180	4.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2021
Variable Rate Demand Notes (VRDNs)	22.3%
Tender Option Bond	57.4%
Other Municipal Security	16.4%
Investment Companies	5.0%
Net Other Assets (Liabilities)*	(1.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

6/30/21
Fidelity® Ohio Municipal Money Market Fund	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2021, the most recent period shown in the table, would have been (0.43%).

Fidelity® Ohio Municipal Money Market Fund

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 22.3%
	Principal Amount	Value
Alabama - 0.6%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.11% 7/7/21, VRDN (a)(b)	$1,260,000	$1,260,000
Arkansas - 0.6%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.09% 7/7/21, VRDN (a)(b)	1,100,000	1,100,000
Kansas - 0.6%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.11% 7/7/21, VRDN (b)	300,000	300,000
Series 2007 B, 0.11% 7/7/21, VRDN (b)	100,000	100,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 0.09% 7/7/21, VRDN (b)	700,000	700,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 0.09% 7/7/21, VRDN (b)	100,000	100,000
		1,200,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.1% 7/7/21, VRDN (b)	100,000	100,000
Nebraska - 0.4%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.11% 7/7/21, VRDN (a)(b)	700,000	700,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.09% 7/7/21, VRDN (a)(b)	200,000	200,000
Ohio - 19.1%
Allen County Hosp. Facilities Rev. Series 2012 B, 0.04% 7/7/21, VRDN (b)	2,000,000	2,000,000
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.07% 7/7/21, LOC Northern Trust Co., VRDN (b)	9,795,000	9,795,000
Hamilton County HealthCare Facilities Rev. (The Children's Home of Cincinnati Proj.) Series 2009, 0.09% 7/7/21, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,125,000	2,125,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.06% 7/7/21, LOC RBS Citizens NA, VRDN (b)	4,925,000	4,925,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) Series 1996, 0.09% 7/7/21, LOC JPMorgan Chase Bank, VRDN (a)(b)	475,000	475,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2016 G, 0.06% 7/7/21 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	15,905,000	15,904,996
Series 2016 H, 0.06% 7/7/21 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	2,100,000	2,100,000
		37,324,996
West Virginia - 0.9%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.12% 7/7/21, VRDN (a)(b)	100,000	100,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.13% 7/7/21, VRDN (a)(b)	1,600,000	1,600,000
		1,700,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $43,584,996)		43,584,996

Tender Option Bond - 57.4%
Colorado - 0.0%
Denver City & County Arpt. Rev. Bonds Series G-114, 0.28%, tender 9/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Connecticut - 0.1%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.21%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	200,000	200,000
Florida - 0.1%
Broward County Port Facilities Rev. Bonds Series G 115, 0.28%, tender 9/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 0.28%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
		200,000
Indiana - 0.2%
Indiana Fin. Auth. Rev. Participating VRDN Series 2020 004, 0.18% 8/11/21 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	295,000	295,000
Kentucky - 0.2%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.14% 7/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(c)(e)	200,000	200,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.23%, tender 11/1/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
		300,000
New York - 0.2%
New York City Transitional Fin. Auth. Rev. Participating VRDN Series 002, 0.18% 8/11/21 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	300,000	300,000
Ohio - 56.1%
Akron Bath Copley Hosp. District Rev. Participating VRDN Series XF 29 06, 0.07% 7/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	3,000,000	3,000,000
Allen County Hosp. Facilities Rev. Participating VRDN Series Floaters XF 25 16, 0.12% 7/7/21 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	4,340,000	4,340,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 0.06% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	3,750,000	3,750,000
CommonSpirit Health Participating VRDN Series MIZ 90 20, 0.14% 7/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(c)(e)	2,200,000	2,200,000
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 0.13% 7/7/21 (Liquidity Facility Bank of America NA) (b)(c)(e)	4,100,000	4,100,000
Erie County Hosp. Facilities Rev. Participating VRDN Series BAML 5019, 0.08% 7/7/21 (Liquidity Facility Bank of America NA) (b)(c)(e)	7,345,000	7,345,000
Euclid City School District Participating VRDN Series G-39, 0.06% 7/7/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	2,100,000	2,100,000
Franklin County Hosp. Facilities Rev. Participating VRDN:
Series 15 XF0244, 0.08% 7/7/21 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	2,670,000	2,670,000
Series 16 XL0004, 0.07% 7/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	4,480,000	4,480,000
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	2,300,000	2,300,000
Hamilton County Hosp. Facilities Rev. Participating VRDN Series XF 28 89, 0.07% 7/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	2,300,000	2,300,000
Miami County Hosp. Facilities Rev. Participating VRDN Series Floaters XG 02 25, 0.07% 7/7/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	6,000,000	6,000,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 0.15% 8/11/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	7,900,000	7,900,000
Montgomery County Hosp. Rev. Participating VRDN:
Series Floaters E 131, 0.06% 7/7/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	1,000,000	1,000,000
Series Floaters E 132, 0.06% 7/7/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	7,000,000	7,000,000
Series XX 11 33, 0.07% 7/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	2,165,000	2,165,000
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Participating VRDN:
Series Floaters XF 07 18, 0.06% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	3,750,000	3,750,000
Series Floaters ZF 06 70, 0.06% 7/7/21 (Liquidity Facility Bank of America NA) (b)(c)(e)	3,100,000	3,100,000
Ohio Gen. Oblig. Participating VRDN Series Floaters XF 25 91, 0.05% 7/7/21 (Liquidity Facility Citibank NA) (b)(c)(e)	4,000,000	4,000,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series XG 00 69, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	2,500,000	2,500,000
Ohio Hosp. Rev. Participating VRDN:
Series 002, 0.15% 8/11/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	3,300,000	3,300,000
Series XF 09 67, 0.08% 7/7/21 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	2,100,000	2,100,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Participating VRDN Series Floaters XF 27 83, 0.06% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	2,460,000	2,460,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.23%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	2,000,000	2,000,000
OhioHealth Corp. Participating VRDN Series Floaters XM 04 51, 0.07% 7/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	5,300,000	5,300,000
The Cleveland Clinic Foundation Participating VRDN Series Floaters XF 05 73, 0.08% 7/7/21 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	5,980,000	5,980,000
Univ. of Cincinnati Gen. Receipts Participating VRDN:
Series Floaters XF 24 38, 0.06% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	4,000,000	4,000,000
Series Floaters ZM 06 46, 0.06% 7/7/21 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	4,200,000	4,200,000
Upper Arlington City School District Participating VRDN Series Floaters XF 25 92, 0.08% 7/7/21 (Liquidity Facility Citibank NA) (b)(c)(e)	4,000,000	4,000,000
		109,340,000
Pennsylvania - 0.0%
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.2%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
South Carolina - 0.0%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.23%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Texas - 0.0%
North Texas Tollway Auth. Rev. Bonds Series G-112, 0.23%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Virginia - 0.5%
Lynchburg Econ. Dev. Participating VRDN Series 2020 10, 0.15% 8/11/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	500,000	500,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.11% 7/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(c)(e)	290,000	290,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.23%, tender 2/1/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
		890,000
TOTAL TENDER OPTION BOND
(Cost $111,925,000)		111,925,000

Other Municipal Security - 16.4%
Ohio - 16.4%
American Muni. Pwr. BAN:
(City of Wapakoneta Proj.) Series 2021, 1% 6/23/22 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,008,111
(Village of Carey Proj.) Series 2020, 1.25% 12/1/21 (Ohio Gen. Oblig. Guaranteed)	1,425,000	1,430,430
(Village of Grafton Proj.) Series 2021, 1% 4/14/22 (Ohio Gen. Oblig. Guaranteed)	1,230,000	1,237,623
(Village of Jackson Ctr. Proj.) Series 2020, 1.5% 8/12/21 (Ohio Gen. Oblig. Guaranteed)	645,000	645,847
American Muni. Pwr., Inc. Rev. Bonds:
(AMP Freemont Energy Ctr. Proj.):
Series 2012 B, 5.25% 2/15/22 (Pre-Refunded to 2/15/22 @ 100)	300,000	309,360
Series 2012, 5.25% 2/15/22 (Pre-Refunded to 2/15/22 @ 100)	650,000	670,262
Series 2015 A, 5.25% 2/15/22 (Pre-Refunded to 2/15/22 @ 100)	2,000,000	2,062,913
Belmont County BAN Series 2020, 1% 8/25/21 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,001,142
Buckeye Tobacco Settlement Fing. Auth. Bonds Series 2007 A3, 6.25% 6/1/22 (Pre-Refunded to 6/1/22 @ 100)	250,000	263,775
Cuyahoga Falls City School District Bonds Series 2021, 3% 12/1/21	1,825,000	1,846,842
Indian Hill Exempt Village School District Hamilton County BAN Series 2021, 1.375% 9/29/21	2,000,000	2,006,183
Lake County Gen. Oblig. BAN Series 20201, 1% 1/13/22 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,004,285
Lorain Gen. Oblig. BAN Series 2021, 1.5% 12/1/21 (Ohio Gen. Oblig. Guaranteed)	945,000	950,276
Lucas County Hosp. Rev. Bonds:
(ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/21 (Pre-Refunded to 11/15/21 @ 100)	420,000	429,764
Series 2011 A, 5.75% 11/15/21 (Pre-Refunded to 11/15/21 @ 100)	3,070,000	3,133,382
Miamisburg Gen. Oblig. BAN Series 2021, 1.5% 6/22/22 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,013,245
Ohio Gen. Oblig. Bonds Series 2012 A, 4.5% 8/1/21 (Pre-Refunded to 8/1/21 @ 100)	200,000	200,732
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series 2012 A:
5% 1/1/22	115,000	117,704
5% 1/1/22 (Pre-Refunded to 1/1/22 @ 100)	840,000	860,224
5% 1/1/22 (Pre-Refunded to 1/1/22 @ 100)	100,000	102,388
Series 2021 B5, 0.13% tender 7/6/21, CP mode	2,000,000	2,000,000
Series 2021 B6:
0.1% tender 10/8/21, CP mode	2,000,000	2,000,000
0.13% tender 7/6/21, CP mode	2,000,000	2,000,000
Series B5, 0.12% tender 8/17/21, CP mode	2,000,000	2,000,000
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Bonds Series 2014, 5% 12/1/21	1,425,000	1,453,894
Union Township Clermont County Gen. Oblig. BAN Series 2020, 1% 9/1/21 (Ohio Gen. Oblig. Guaranteed)	2,145,000	2,147,545
TOTAL OTHER MUNICIPAL SECURITY
(Cost $31,895,927)		31,895,927
	Shares	Value

Investment Company - 5.0%
Fidelity Municipal Cash Central Fund 0.04% (f)(g)
(Cost $9,745,601)	9,744,573	9,745,601
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $197,151,524)		197,151,524
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(2,223,238)
NET ASSETS - 100%		$194,928,286

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,000,000 or 1.5% of net assets.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Broward County Port Facilities Rev. Bonds Series G 115, 0.28%, tender 9/1/21 (Liquidity Facility Royal Bank of Canada)	3/1/21	$100,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.21%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada)	4/1/21	$200,000
Denver City & County Arpt. Rev. Bonds Series G-114, 0.28%, tender 9/1/21 (Liquidity Facility Royal Bank of Canada)	6/1/21	$100,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 0.28%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada)	4/1/21	$100,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.23%, tender 11/1/21 (Liquidity Facility Royal Bank of Canada)	5/3/21	$100,000
North Texas Tollway Auth. Rev. Bonds Series G-112, 0.23%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada)	1/4/21	$100,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.23%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada)	6/1/21	$2,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.2%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada)	6/3/20	$100,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.23%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada)	4/1/21	$100,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.23%, tender 2/1/22 (Liquidity Facility Royal Bank of Canada)	2/1/21	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$4,903
Total	$4,903

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.04%	$28,486,000	$20,175,000	$38,917,000	$1,601	$0	$9,745,601	0.6%
Total	$28,486,000	$20,175,000	$38,917,000	$1,601	$0	$9,745,601

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $187,405,923)	$187,405,923
Fidelity Central Funds (cost $9,745,601)	9,745,601
Total Investment in Securities (cost $197,151,524)		$197,151,524
Receivable for fund shares sold		15,958
Interest receivable		211,655
Distributions receivable from Fidelity Central Funds		400
Other receivables		42
Total assets		197,379,579
Liabilities
Payable to custodian bank	$442,717
Payable for fund shares redeemed	1,980,005
Distributions payable	54
Accrued management fee	9,016
Other affiliated payables	2,625
Other payables and accrued expenses	16,876
Total liabilities		2,451,293
Net Assets		$194,928,286
Net Assets consist of:
Paid in capital		$194,921,662
Total accumulated earnings (loss)		6,624
Net Assets		$194,928,286
Net Asset Value, offering price and redemption price per share ($194,928,286 ÷ 194,597,329 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Interest		$119,862
Income from Fidelity Central Funds		4,903
Total income		124,765
Expenses
Management fee	$354,220
Transfer agent fees	140,440
Accounting fees and expenses	15,893
Custodian fees and expenses	978
Independent trustees' fees and expenses	266
Registration fees	17,414
Audit	17,295
Legal	112
Miscellaneous	244
Total expenses before reductions	546,862
Expense reductions	(432,379)
Total expenses after reductions		114,483
Net investment income (loss)		10,282
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	34,498
Fidelity Central Funds	1,601
Total net realized gain (loss)		36,099
Net increase in net assets resulting from operations		$46,381

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,282	$739,284
Net realized gain (loss)	36,099	(13,308)
Net increase in net assets resulting from operations	46,381	725,976
Distributions to shareholders	(10,069)	(739,688)
Share transactions
Proceeds from sales of shares	6,250,059	38,475,495
Reinvestment of distributions	9,705	707,955
Cost of shares redeemed	(21,181,741)	(69,296,117)
Net increase (decrease) in net assets and shares resulting from share transactions	(14,921,977)	(30,112,667)
Total increase (decrease) in net assets	(14,885,665)	(30,126,379)
Net Assets
Beginning of period	209,813,951	239,940,330
End of period	$194,928,286	$209,813,951
Other Information
Shares
Sold	6,250,059	38,475,495
Issued in reinvestment of distributions	9,705	707,955
Redeemed	(21,181,741)	(69,296,117)
Net increase (decrease)	(14,921,977)	(30,112,667)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Ohio Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.003	.011	.010	.004	.001
Net realized and unrealized gain (loss)	–A	–	.001	–A	–A	–A
Total from investment operations	–A	.003	.012	.010	.004	.001
Distributions from net investment income	–A	(.003)	(.011)	(.010)	(.004)	(.001)
Distributions from net realized gain	–	–	(.001)	–	–A	–A
Total distributions	–A	(.003)	(.012)	(.010)	(.004)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	-%	.32%	1.16%	.98%	.42%	.09%
Ratios to Average Net AssetsD,E
Expenses before reductions	.54%F	.53%	.53%	.53%	.53%	.52%
Expenses net of fee waivers, if any	.11%F	.38%	.53%	.53%	.52%	.37%
Expenses net of all reductions	.11%F	.38%	.53%	.53%	.52%	.36%
Net investment income (loss)	.01%F	.33%	1.08%	.96%	.40%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$194,928	$209,814	$239,940	$298,736	$419,110	$585,637

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to futures contracts and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Ohio Municipal Income Fund	$656,044,488	$46,047,554	$(91,056)	$45,956,498
Fidelity Ohio Municipal Money Market Fund	197,151,524	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity Ohio Municipal Money Market Fund	(29,284)	–	(29,284)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Ohio Municipal Income Fund	52,482,679	17,484,145

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.10%	.35%
Fidelity Ohio Municipal Money Market Fund	.25%	.10%	.35%

During the period, the investment adviser or its affiliates waived a portion of these fees for the Money Market Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.09%
Fidelity Ohio Municipal Money Market Fund	.14%

During the period, the investment adviser or its affiliates waived a portion of these fees for the Money Market Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Ohio Municipal Income Fund	.02
Fidelity Ohio Municipal Money Market Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

	Purchases ($)	Sales ($)
Fidelity Ohio Municipal Money Market Fund	–	2,700,000

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Ohio Municipal Income Fund	$701

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $432,167.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Ohio Municipal Income Fund	$2,651
Fidelity Ohio Municipal Money Market Fund	1

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Ohio Municipal Income Fund	$698
Fidelity Ohio Municipal Money Market Fund	211

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity Ohio Municipal Income Fund	.48%
Actual		$1,000.00	$1,012.70	$2.40
Hypothetical-C		$1,000.00	$1,022.41	$2.41
Fidelity Ohio Municipal Money Market Fund	.11%
Actual		$1,000.00	$1,000.00	$.55**
Hypothetical-C		$1,000.00	$1,024.25	$.55**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period the annualized expense ratio would have been .54% and the expenses paid in the actual and hypothetical examples above would have been $2.67 and $2.71, respectively.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Ohio Municipal Income Fund (the Income Fund) has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Income Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Income Fund’s Board of Trustees (the Board) has designated the Income Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

OFF-SANN-0821
1.705575.123

Fidelity® Pennsylvania Municipal Income Fund

Fidelity® Pennsylvania Municipal Money Market Fund

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Fidelity® Pennsylvania Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Pennsylvania Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Pennsylvania Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2021

% of fund's net assets
Health Care	32.1
Transportation	18.3
Education	16.9
General Obligations	11.4
Water & Sewer	7.5

Quality Diversification (% of fund's net assets)

As of June 30, 2021
AA,A	78.1%
BBB	9.7%
BB and Below	5.7%
Short-Term Investments and Net Other Assets	6.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Pennsylvania Municipal Income Fund

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.5%
	Principal Amount	Value
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	700,000	765,468
Pennsylvania - 92.1%
Allegheny County Series C:
5% 12/1/28	$1,000,000	$1,152,980
5% 12/1/30	1,365,000	1,573,316
Allegheny County Arpt. Auth. Rev. Series 2006 B, 5% 1/1/22 (Escrowed to Maturity) (a)	1,650,000	1,687,999
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
Series 2017, 5% 10/15/47	1,660,000	1,895,781
Series 2018:
5% 3/1/33	1,570,000	1,941,115
5% 3/1/34	2,250,000	2,775,568
Allegheny County Sanitation Auth. Swr. Rev. Series 2018, 5% 6/1/43	4,785,000	5,948,411
Bethlehem Area School District Series 2016 A, 5% 2/1/23 (FSA Insured)	1,000,000	1,073,188
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/41	2,500,000	3,089,338
5% 7/1/54	4,500,000	5,464,300
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A:
5% 7/1/26	500,000	581,179
5% 7/1/27	490,000	568,181
5% 7/1/28	540,000	623,449
5% 7/1/29	710,000	816,236
5% 7/1/30	685,000	784,406
5% 7/1/35	1,885,000	2,139,477
5% 7/1/39	6,675,000	7,526,223
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/28	1,300,000	1,619,704
5% 7/15/30	1,500,000	1,913,951
5% 7/15/31	1,250,000	1,588,425
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41 (Pre-Refunded to 12/1/21 @ 100)	2,000,000	2,043,219
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2016 A:
4% 11/15/32	350,000	388,986
4% 11/15/34	250,000	277,843
4% 11/15/35	200,000	222,232
5% 11/15/28	840,000	995,231
5% 11/15/29	1,625,000	1,923,758
5% 11/15/30	685,000	810,289
5% 11/15/46	6,605,000	7,719,918
Series 2016 B:
4% 11/15/40	600,000	664,030
4% 11/15/47	3,605,000	3,973,724
Series 2018 A:
5% 11/15/26	1,140,000	1,398,365
5% 11/15/27	225,000	283,422
5% 11/15/28	200,000	251,266
5% 11/15/29	200,000	249,684
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2017 A, 5% 10/1/35	2,125,000	2,617,380
Commonwealth Fing. Auth. Rev.:
Series 2019 B:
5% 6/1/28	1,000,000	1,271,697
5% 6/1/29	1,000,000	1,295,779
5% 6/1/30	1,000,000	1,317,684
5% 6/1/31	1,150,000	1,546,019
Series 2020 A, 5% 6/1/32	3,500,000	4,601,571
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.):
Series 2012, 5% 11/1/37	1,520,000	1,605,718
Series 2016:
5% 5/1/30	1,000,000	1,189,837
5% 5/1/31	500,000	594,502
5% 5/1/32	750,000	890,980
5% 5/1/33	2,210,000	2,621,953
5% 5/1/34	1,000,000	1,186,491
Dallas Area Muni. Auth. Univ. Rev. (Misericordia Univ. Proj.) Series 2019:
5% 5/1/39	1,100,000	1,300,442
5% 5/1/48	4,000,000	4,655,510
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/34	1,275,000	1,499,829
5% 6/1/35	1,000,000	1,172,153
5% 6/1/36	500,000	586,179
Delaware County Auth. Rev. Series 2017, 5% 7/1/25	1,000,000	1,149,331
Delaware County Auth. Univ. Rev. Series 2012:
5% 8/1/21	350,000	351,335
5% 8/1/22	300,000	315,325
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2013 A:
5% 7/1/23	1,090,000	1,173,998
5% 7/1/27	2,500,000	2,683,584
Series 2016 A, 5% 7/1/46	3,500,000	3,951,132
Series 2019, 4% 7/1/45	1,350,000	1,488,093
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	200,000	233,294
Series 2020:
5% 7/15/31	1,030,000	1,267,950
5% 7/15/34	1,000,000	1,222,487
5% 7/15/36	1,400,000	1,706,023
5% 7/15/39	1,160,000	1,405,352
Fox Chapel Area School District Series 2013:
5% 8/1/31	3,080,000	3,308,472
5% 8/1/34	1,000,000	1,072,858
Geisinger Auth. Health Sys. Rev.:
Series 2014 A, 4% 6/1/41	2,000,000	2,153,808
Series 2017 A2, 5% 2/15/39	1,880,000	2,252,655
Indiana County Hosp. Auth. Series 2014 A, 6% 6/1/39	1,625,000	1,727,856
Lackawanna County Indl. Dev. Auth. Rev. (Univ. of Scranton Proj.) Series 2017:
5% 11/1/24	590,000	674,481
5% 11/1/25	665,000	784,777
5% 11/1/27	1,105,000	1,374,379
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016:
5% 8/15/31	1,000,000	1,213,175
5% 8/15/33	1,000,000	1,211,079
5% 8/15/34	1,000,000	1,209,658
5% 8/15/36	1,000,000	1,207,371
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	4,010,000	4,801,966
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
5% 7/1/36	2,905,000	3,721,034
5% 7/1/44	5,000,000	6,302,651
Lower Paxton Township Series 2014:
5% 4/1/40 (Pre-Refunded to 4/1/24 @ 100)	3,420,000	3,864,467
5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	1,295,000	1,463,300
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/33	3,675,000	4,360,091
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/21	245,000	247,243
5% 10/1/22	275,000	287,615
5% 10/1/23	1,305,000	1,409,948
5% 10/1/24	335,000	372,501
5% 10/1/25	750,000	832,271
5% 10/1/26	1,000,000	1,105,863
5% 10/1/27	1,000,000	1,101,985
Series 2016 A, 5% 10/1/40	4,000,000	4,486,843
Series 2018 A, 5% 9/1/26	1,500,000	1,812,258
Series 2019:
4% 9/1/34	2,500,000	2,957,134
4% 9/1/35	1,400,000	1,653,474
4% 9/1/36	1,200,000	1,414,382
4% 9/1/37	1,000,000	1,175,681
Montgomery County Indl. Dev. Auth.:
Series 2015 A, 5.25% 1/15/36	2,000,000	2,261,659
Series 2017:
5% 12/1/33	2,150,000	2,637,602
5% 12/1/35	1,000,000	1,221,958
5% 12/1/36	2,670,000	3,257,489
5% 12/1/37	1,515,000	1,843,938
Montour School District Series 2015 A:
5% 4/1/41 (Pre-Refunded to 10/1/25 @ 100)	1,000,000	1,189,798
5% 4/1/42 (Pre-Refunded to 10/1/25 @ 100)	1,000,000	1,189,798
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A:
4% 8/15/48	4,500,000	5,050,402
5% 8/15/43	2,000,000	2,410,987
5% 8/15/48	2,500,000	2,997,445
Northampton County Gen. Purp. College Rev. (Lafayette College Proj.) Series 2017, 5% 11/1/47	2,170,000	2,656,592
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/28	400,000	500,663
5% 7/1/29	300,000	374,506
5% 7/1/30	375,000	466,331
5% 7/1/31	425,000	527,051
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	2,000,000	2,350,066
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/22	275,000	283,473
5% 3/1/23	585,000	615,610
First Series 2012:
5% 4/1/22	600,000	621,866
5% 4/1/23 (Pre-Refunded to 4/1/22 @ 100)	800,000	829,148
5% 4/1/24 (Pre-Refunded to 4/1/22 @ 100)	1,100,000	1,140,079
Series 2016, 5% 5/1/33	2,200,000	2,591,888
Series 2018 A, 5% 2/15/48	4,000,000	4,887,896
Series 2019 A:
4% 3/1/37	750,000	874,786
5% 3/1/36	1,000,000	1,250,706
5% 3/1/38	1,055,000	1,313,887
5% 3/1/39	1,000,000	1,242,869
Series 2019:
4% 12/1/44	1,000,000	1,168,260
4% 12/1/48	1,000,000	1,163,310
Series AT-1 5% 6/15/31	5,000,000	6,004,003
Pennsylvania Hsg. Fin. Agcy.:
Series 2019 130A, 4% 10/1/49	1,845,000	1,994,491
Series 2019 131, 3.5% 4/1/49	4,620,000	4,971,013
Series 2020 13 2A, 3.5% 4/1/51	1,985,000	2,149,198
Series 2020 133:
5% 10/1/22	350,000	370,329
5% 10/1/23	400,000	440,611
5% 10/1/24	850,000	968,986
5% 10/1/27	650,000	801,996
5% 10/1/28	950,000	1,193,709
5% 4/1/29	100,000	126,429
5% 10/1/29	450,000	573,934
Series 2021 134B:
5% 10/1/22 (a)	1,175,000	1,244,010
5% 4/1/24 (a)	1,255,000	1,407,677
5% 10/1/25 (a)	370,000	434,693
5% 4/1/26 (a)	995,000	1,183,597
5% 10/1/26 (a)	1,500,000	1,808,655
Pennsylvania Pub. School Bldg. Auth. School Rev. Series 2014 B2:
5% 12/1/24	630,000	715,347
5% 12/1/24 (Escrowed to Maturity)	620,000	716,833
5% 12/1/25	335,000	387,608
5% 12/1/25 (Pre-Refunded to 12/1/24 @ 100)	915,000	1,057,907
5% 12/1/26	645,000	743,672
5% 12/1/26 (Pre-Refunded to 12/1/24 @ 100)	605,000	699,490
5% 12/1/27	360,000	413,486
5% 12/1/27 (Pre-Refunded to 12/1/24 @ 100)	650,000	751,519
Pennsylvania State Univ.:
Series 2015 A:
5% 9/1/30	1,100,000	1,284,657
5% 9/1/31	1,415,000	1,652,536
Series 2019 A, 5% 9/1/48	6,390,000	8,120,057
Pennsylvania Tpk. Commission Tpk. Rev.:
(Sub Lien Proj.) Series 2017 B-1, 5% 6/1/34	5,000,000	6,086,233
Series 2013 A2:
5% 12/1/28	500,000	605,934
5% 12/1/38	2,500,000	3,136,360
Series 2014 A, 5% 12/1/31	865,000	995,687
Series 2014 A2, 0% 12/1/40 (b)	5,500,000	6,051,426
Series 2017 A1:
5% 12/1/30	3,500,000	4,397,423
5% 12/1/31	2,000,000	2,504,476
5% 12/1/33	1,500,000	1,872,230
Series 2018 A2, 5% 12/1/43	5,000,000	6,235,402
Series 2020 B, 5% 12/1/50	5,000,000	6,420,772
Series 2021 A:
4% 12/1/44	4,000,000	4,741,019
4% 12/1/45	4,000,000	4,729,823
4% 12/1/50	2,000,000	2,360,866
Series 2021 B:
5% 12/1/46 (c)	2,000,000	2,596,257
5% 12/1/51 (c)	9,000,000	11,626,937
Philadelphia Arpt. Rev.:
Series 2015 A, 5% 6/15/23 (a)	200,000	217,930
Series 2017 A, 5% 7/1/42	350,000	430,940
Series 2017 B:
5% 7/1/25 (a)	5,500,000	6,448,321
5% 7/1/31 (a)	1,000,000	1,222,277
5% 7/1/33 (a)	2,250,000	2,746,153
5% 7/1/37 (a)	5,065,000	6,140,512
5% 7/1/42 (a)	4,000,000	4,788,540
5% 7/1/47 (a)	3,035,000	3,632,728
Philadelphia Auth. For Indl. Dev. Series 2016, 5% 4/1/28	275,000	318,288
Philadelphia Auth. for Indl. Dev.:
Series 2017, 5% 11/1/47	5,000,000	5,824,503
Series 2020 A, 4% 11/1/45	3,825,000	4,439,053
Series 2020 C:
4% 11/1/35	1,750,000	2,073,521
4% 11/1/36	1,500,000	1,774,363
series 2020 C, 4% 11/1/37	1,255,000	1,480,742
Series 2020 C, 4% 11/1/38	1,000,000	1,177,378
Philadelphia Gas Works Rev.:
Series 16 A, 5% 8/1/50 (FSA Insured)	8,835,000	11,153,159
Series 2015 13:
5% 8/1/29	2,000,000	2,343,149
5% 8/1/30	1,500,000	1,757,362
5% 8/1/31	1,100,000	1,288,248
Series 2016 14:
5% 10/1/33	1,500,000	1,807,802
5% 10/1/34	500,000	601,464
Philadelphia Gen. Oblig.:
Series 2017 A, 5% 8/1/30	1,500,000	1,852,071
Series 2019 B:
5% 2/1/38	3,000,000	3,802,340
5% 2/1/39	2,600,000	3,281,602
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev.:
(Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,500,000
Series 2012 A, 5.625% 7/1/36	4,045,000	4,229,278
Philadelphia Redev. Auth. Rev.:
Series 2012, 5% 4/15/25	2,230,000	2,312,601
Series 2015 A, 5% 4/15/29	3,000,000	3,485,897
Philadelphia School District:
Series 2016 F, 5% 9/1/34	4,000,000	4,803,548
Series 2018 A:
5% 9/1/29	1,250,000	1,592,204
5% 9/1/30	1,000,000	1,268,331
5% 9/1/33	1,000,000	1,257,993
Series 2019 A:
4% 9/1/37	2,100,000	2,497,125
4% 9/1/38	2,300,000	2,729,252
4% 9/1/39	2,000,000	2,368,060
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2015 B, 5% 7/1/30	3,500,000	4,104,992
Series 2017 B:
5% 11/1/29	3,000,000	3,777,466
5% 11/1/30	3,700,000	4,635,362
Series 2020, 5% 10/1/40	3,195,000	4,173,464
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/31	1,000,000	1,250,069
5% 12/15/32	500,000	622,967
5% 12/15/33	500,000	622,277
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,363,830
Pittsburgh Gen. Oblig. Series 2014:
5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	633,173
5% 9/1/28 (Pre-Refunded to 9/1/24 @ 100)	1,300,000	1,492,695
5% 9/1/29 (Pre-Refunded to 9/1/24 @ 100)	1,015,000	1,165,450
5% 9/1/31 (Pre-Refunded to 9/1/24 @ 100)	1,165,000	1,337,684
5% 9/1/32 (Pre-Refunded to 9/1/24 @ 100)	1,000,000	1,148,227
Pittsburgh School District Series 2015, 5% 9/1/23 (FSA Insured)	1,085,000	1,196,511
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/44 (FSA Insured)	3,600,000	4,546,734
Series 2019 B:
4% 9/1/34 (FSA Insured)	2,000,000	2,411,547
4% 9/1/35 (FSA Insured)	400,000	481,230
Reading School District Series 2017:
5% 3/1/35 (FSA Insured)	1,000,000	1,212,292
5% 3/1/36 (FSA Insured)	1,050,000	1,270,291
5% 3/1/37 (FSA Insured)	1,600,000	1,933,185
Saint Mary Hosp. Auth. Health Sys. Rev. (Trinity Health Proj.) Series 2012 B, 5% 11/15/26	1,000,000	1,230,196
Southcentral Pennsylvania Gen. Auth. Rev.:
Series 2015:
4% 12/1/30	1,040,000	1,159,137
5% 12/1/22	30,000	31,994
5% 12/1/27	1,480,000	1,737,576
5% 12/1/29	1,000,000	1,168,843
Series 2019 A, 4% 6/1/49	4,650,000	5,340,572
Susquehanna Area Reg'l. Arp Auth. Series 2017:
5% 1/1/35 (a)	1,000,000	1,178,084
5% 1/1/38 (a)	1,125,000	1,317,225
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	6,000,000	6,935,289
West Mifflin Area School District Series 2016:
5% 4/1/24 (FSA Insured)	1,250,000	1,392,974
5% 4/1/26 (FSA Insured)	1,000,000	1,184,428
5% 4/1/28 (FSA Insured)	1,390,000	1,687,932
West Shore Area Auth. Hosp. Rev. Series 2011 B, 5.75% 1/1/41 (Pre-Refunded to 1/1/22 @ 100)	1,500,000	1,541,659
Westmoreland County Indl. Dev. Auth. (Excela Health Proj.) Series 2020 A:
4% 7/1/21	500,000	500,000
4% 7/1/22	600,000	621,419
4% 7/1/23	1,125,000	1,204,110
4% 7/1/26	1,000,000	1,153,830
4% 7/1/37	1,400,000	1,666,809
5% 7/1/27	200,000	246,652
5% 7/1/28	1,130,000	1,424,046
5% 7/1/29	500,000	641,901
5% 7/1/30	1,000,000	1,303,784
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A, 0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	6,524,103

TOTAL PENNSYLVANIA		511,144,193

Pennsylvania, New Jersey - 1.3%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A:
5% 7/1/22	500,000	523,643
5% 7/1/23	1,000,000	1,047,806
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A:
5% 1/1/37	1,000,000	1,257,220
5% 1/1/38	1,300,000	1,629,195
5% 1/1/39	1,000,000	1,250,734
5% 1/1/40	1,100,000	1,373,886

TOTAL PENNSYLVANIA, NEW JERSEY		7,082,484

TOTAL MUNICIPAL BONDS
(Cost $480,856,959)		518,992,145

Municipal Notes - 5.8%
Pennsylvania - 5.8%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.04% 7/1/21, VRDN (d)	6,385,000	$6,385,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (The Childrens Hosp. of Philadelphia Proj.) Series 2002 B, 0.03% 7/1/21 (Liquidity Facility Wells Fargo Bank NA), VRDN (d)	4,700,000	4,700,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev.:
(The Children'S Hosp. of Philadelphia Proj.) Series 2011 A, 0.03% 7/1/21 (Liquidity Facility Bank of America NA), VRDN (d)	7,400,000	7,400,000
(The Children's Hosp. of Philadelphia Proj.) Series 2011 B, 0.03% 7/1/21 (Liquidity Facility Bank of America NA), VRDN (d)	4,300,000	4,300,000
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 E, 0.02% 7/1/21 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (d)	9,600,000	9,600,000
TOTAL MUNICIPAL NOTES
(Cost $32,385,000)		32,385,000
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $513,241,959)		551,377,145
NET OTHER ASSETS (LIABILITIES) - 0.7%		3,840,291
NET ASSETS - 100%		$555,217,436

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$551,377,145	$--	$551,377,145	$--
Total Investments in Securities:	$551,377,145	$--	$551,377,145	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	32.1%
Transportation	18.3%
Education	16.9%
General Obligations	11.4%
Water & Sewer	7.5%
Others* (Individually Less Than 5%)	13.8%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $513,241,959)		$551,377,145
Cash		13,898,435
Receivable for fund shares sold		187,644
Interest receivable		5,895,319
Other receivables		1,749
Total assets		571,360,292
Liabilities
Payable for investments purchased on a delayed delivery basis	$14,103,070
Payable for fund shares redeemed	1,446,432
Distributions payable	353,573
Accrued management fee	161,080
Other affiliated payables	54,519
Other payables and accrued expenses	24,182
Total liabilities		16,142,856
Net Assets		$555,217,436
Net Assets consist of:
Paid in capital		$516,494,507
Total accumulated earnings (loss)		38,722,929
Net Assets		$555,217,436
Net Asset Value, offering price and redemption price per share ($555,217,436 ÷ 47,571,162 shares)		$11.67

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Interest		$7,131,684
Expenses
Management fee	$948,180
Transfer agent fees	254,241
Accounting fees and expenses	68,294
Custodian fees and expenses	2,083
Independent trustees' fees and expenses	695
Registration fees	22,769
Audit	24,145
Legal	5,757
Miscellaneous	1,382
Total expenses before reductions	1,327,546
Expense reductions	(2,616)
Total expenses after reductions		1,324,930
Net investment income (loss)		5,806,754
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		438,635
Total net realized gain (loss)		438,635
Change in net unrealized appreciation (depreciation) on investment securities		3,817,173
Net gain (loss)		4,255,808
Net increase (decrease) in net assets resulting from operations		$10,062,562

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,806,754	$12,466,233
Net realized gain (loss)	438,635	255,481
Change in net unrealized appreciation (depreciation)	3,817,173	8,482,996
Net increase (decrease) in net assets resulting from operations	10,062,562	21,204,710
Distributions to shareholders	(5,991,145)	(12,881,272)
Share transactions
Proceeds from sales of shares	58,984,581	93,803,532
Reinvestment of distributions	3,803,318	8,469,720
Cost of shares redeemed	(47,229,116)	(91,726,532)
Net increase (decrease) in net assets resulting from share transactions	15,558,783	10,546,720
Total increase (decrease) in net assets	19,630,200	18,870,158
Net Assets
Beginning of period	535,587,236	516,717,078
End of period	$555,217,436	$535,587,236
Other Information
Shares
Sold	5,089,693	8,234,739
Issued in reinvestment of distributions	328,204	741,867
Redeemed	(4,073,827)	(8,116,699)
Net increase (decrease)	1,344,070	859,907

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Pennsylvania Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.39	$10.92	$11.18	$10.97	$11.31
Income from Investment Operations
Net investment income (loss)A	.123	.275	.310	.314	.328	.336
Net realized and unrealized gain (loss)	.084	.209	.523	(.226)	.257	(.291)
Total from investment operations	.207	.484	.833	.088	.585	.045
Distributions from net investment income	(.123)	(.272)	(.307)	(.314)	(.328)	(.336)
Distributions from net realized gain	(.004)	(.012)	(.056)	(.034)	(.047)	(.049)
Total distributions	(.127)	(.284)	(.363)	(.348)	(.375)	(.385)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$11.67	$11.59	$11.39	$10.92	$11.18	$10.97
Total ReturnC,D	1.80%	4.32%	7.71%	.84%	5.41%	.34%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.49%	.48%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.49%F	.49%	.48%	.48%	.48%	.49%
Expenses net of all reductions	.49%F	.48%	.48%	.48%	.48%	.49%
Net investment income (loss)	2.15%F	2.42%	2.74%	2.88%	2.95%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$555,217	$535,587	$516,717	$452,519	$480,405	$452,516
Portfolio turnover rate	8%F	17%	20%	15%	12%	18%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of June 30, 2021

Days	% of fund's investments
1 - 7	87.0
31 - 60	3.8
61 - 90	0.1
91 - 180	4.3
>180	4.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2021
Variable Rate Demand Notes (VRDNs)	27.1%
Tender Option Bond	55.0%
Other Municipal Security	10.1%
Investment Companies	8.6%
Net Other Assets (Liabilities)	(0.8)*%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

6/30/21
Fidelity® Pennsylvania Municipal Money Market Fund	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2021, the most recent period shown in the table, would have been (0.41)%.

Fidelity® Pennsylvania Municipal Money Market Fund

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 27.1%
	Principal Amount	Value
Alabama - 0.5%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.11% 7/7/21, VRDN (a)(b)	$800,000	$800,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 B, 0.08% 7/7/21, VRDN (a)(b)	200,000	200,000
Kansas - 0.6%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.11% 7/7/21, VRDN (b)	100,000	100,000
Series 2007 B, 0.11% 7/7/21, VRDN (b)	300,000	300,000
St. Mary's Kansas Poll. Cont. Rev. Series 1994, 0.09% 7/7/21, VRDN (b)	500,000	500,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 0.09% 7/7/21, VRDN (b)	100,000	100,000
		1,000,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.11% 7/7/21, VRDN (a)(b)	400,000	400,000
Pennsylvania - 24.6%
Allegheny County Indl. Dev. Auth. Rev. Series 2002, 0.07% 7/7/21, LOC RBS Citizens NA, VRDN (b)	4,060,000	4,060,000
Chester County Health & Ed. Auth. Rev. Series 2009, 0.08% 7/7/21, LOC Manufacturers & Traders Trust Co., VRDN (b)	2,665,000	2,665,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.04% 7/1/21, VRDN (b)	2,055,000	2,055,000
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) Series 2007, 0.08% 7/7/21, LOC Manufacturers & Traders Trust Co., VRDN (b)	4,925,000	4,925,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
Series 2009 B, 0.08% 7/7/21, LOC MUFG Bank Ltd., VRDN (b)	3,400,000	3,400,000
Series 2009 C, 0.08% 7/7/21, LOC MUFG Bank Ltd., VRDN (b)	5,200,000	5,200,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (Leidy's, Inc. Proj.) Series 1995 D7, 0.06% 7/7/21, LOC PNC Bank NA, VRDN (a)(b)	100,000	100,000
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 0.1% 7/7/21, LOC RBS Citizens NA, VRDN (b)	3,560,000	3,560,000
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2018 C, 0.07% 7/7/21, LOC RBS Citizens NA, VRDN (b)	3,700,000	3,700,000
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.09% 7/7/21, LOC Fannie Mae, VRDN (b)	12,675,000	12,675,000
		42,340,000
South Carolina - 0.1%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1997, 0.11% 7/7/21, VRDN (a)(b)	100,000	100,000
West Virginia - 1.0%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.12% 7/7/21, VRDN (a)(b)	500,000	500,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.13% 7/7/21, VRDN (a)(b)	1,200,000	1,200,000
		1,700,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $46,540,000)		46,540,000

Tender Option Bond - 55.0%
Colorado - 0.0%
Denver City & County Arpt. Rev. Bonds Series G-114, 0.28%, tender 9/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Connecticut - 0.1%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.21%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	200,000	200,000
Florida - 0.2%
Broward County Port Facilities Rev. Bonds Series G 115, 0.28%, tender 9/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 0.28%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Tampa-Hillsborough Co. Ex Auth. Bonds Series G-113, 0.23%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
		300,000
Indiana - 0.2%
Indiana Fin. Auth. Rev. Participating VRDN Series 2020 004, 0.18% 8/11/21 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	295,000	295,000
Kentucky - 0.2%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.14% 7/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(c)(e)	200,000	200,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.23%, tender 11/1/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
		300,000
Maryland - 0.6%
Maryland Gen. Oblig. Participating VRDN:
Series DB 80 76, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)(f)	600,000	600,000
Series DB 807, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	400,000	400,000
		1,000,000
Massachusetts - 0.2%
Massachusetts Gen. Oblig. Participating VRDN Series 2021 XG 03 15, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	400,000	400,000
Mississippi - 0.0%
Mississippi Bus. Fin. Corp. Rev. Participating VRDN Series 2021 XF 11 05, 0.13% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	100,000	100,000
New York - 0.2%
New York City Transitional Fin. Auth. Rev. Participating VRDN Series 002, 0.18% 8/11/21 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	400,000	400,000
Ohio - 0.2%
Columbus Gen. Oblig. Participating VRDN Series DB 80 75, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	100,000	100,000
Ohio Hosp. Rev. Participating VRDN Series 002, 0.15% 8/11/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	100,000	100,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.23%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
		300,000
Pennsylvania - 52.4%
Allegheny County Sanitation Auth. Swr. Rev. Participating VRDN Series Floaters XM 00 82, 0.06% 7/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	6,665,000	6,665,000
Commonwealth Fing. Auth. Tobacco Participating VRDN Series XX 10 80, 0.07% 7/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	5,005,000	5,005,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XF 05 43, 0.1% 7/7/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	3,500,000	3,500,000
Series Floaters XM 06 13, 0.1% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	1,700,000	1,700,000
Series Floaters YX 10 49, 0.11% 7/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	1,885,000	1,885,000
Series XF 09 69, 0.1% 7/7/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	1,900,000	1,900,000
Series XM 08 87, 0.1% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	1,900,000	1,900,000
Lancaster County Hosp. Auth. Health Ctr. Rev. Participating VRDN Series 16 ZF0383, 0.07% 7/7/21 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	3,750,000	3,750,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN:
Series ZF 08 33, 0.07% 7/7/21 (Liquidity Facility Bank of America NA) (b)(c)(e)	2,100,000	2,100,000
Series ZF 08 34, 0.07% 7/7/21 (Liquidity Facility Bank of America NA) (b)(c)(e)	2,300,000	2,300,000
Montgomery County Higher Ed. & Health Auth. Rev. Participating VRDN:
Series Floaters ZF 07 95, 0.08% 7/7/21 (Liquidity Facility Bank of America NA) (b)(c)(e)	2,200,000	2,200,000
Series XF 28 85, 0.07% 7/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	2,500,000	2,500,000
Northampton County Gen. Purp. College Rev. Participating VRDN Series Floaters ZM 05 17, 0.06% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	7,500,000	7,500,000
Pennsylvania Econ. Dev. Participating VRDN Series XM 0048, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	299,500	299,500
Pennsylvania Gen. Oblig. Participating VRDN Series Floaters ZM 06 50, 0.06% 7/7/21 (Liquidity Facility Bank of America NA) (b)(c)(e)	5,000,000	5,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds Series 2016 E75, 0.2%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	1,900,000	1,900,000
Participating VRDN:
Series Floaters XF 25 53, 0.06% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	1,800,000	1,800,000
Series MS 3252, 0.06% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	5,840,000	5,840,000
Series XM 08 76, 0.07% 7/7/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	1,075,000	1,075,000
Pennsylvania State Univ. Participating VRDN Series XM 08 27, 0.06% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	2,900,000	2,900,000
Pennsylvania Tpk. Commission Registration Fee Rev. Participating VRDN Series Putters 5026, 0.06% 7/1/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	400,000	400,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series Floaters G 43, 0.23%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	1,700,000	1,700,000
Participating VRDN:
Series Floaters E 101, 0.06% 7/7/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	4,400,000	4,400,000
Series XX 11 34, 0.07% 7/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	2,900,000	2,900,000
Philadelphia Arpt. Rev. Participating VRDN Series YX 11 44, 0.07% 7/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	3,000,000	3,000,000
Philadelphia Auth. for Indl. Dev. Participating VRDN:
Series Putters 14 XM0005, 0.06% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	4,200,000	4,200,000
Series XG 02 53, 0.08% 7/7/21 (Liquidity Facility Bank of America NA) (b)(c)(e)	2,100,000	2,100,000
Philadelphia School District Participating VRDN Series XM 08 60, 0.06% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	1,625,000	1,625,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series Floaters XF 07 19, 0.07% 7/7/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	1,000,000	1,000,000
Southcentral Pennsylvania Gen. Auth. Rev. Participating VRDN Series XL 01 04, 0.06% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	1,500,000	1,500,000
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series XF 10 58, 0.07% 7/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	3,270,000	3,270,000
Wilkes-Barre Area School District Participating VRDN Series Floaters XF 07 77, 0.07% 7/7/21 (Liquidity Facility Bank of America NA) (b)(c)(e)	2,285,000	2,285,000
		90,099,500
South Carolina - 0.1%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.23%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Texas - 0.1%
Houston Arpt. Sys. Rev. Participating VRDN Series XF 11 11, 0.13% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)(e)	100,000	100,000
Virginia - 0.5%
Lynchburg Econ. Dev. Participating VRDN Series 2020 10, 0.15% 8/11/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	500,000	500,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.11% 7/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(c)(e)	290,000	290,000
		790,000
TOTAL TENDER OPTION BOND
(Cost $94,484,500)		94,484,500

Other Municipal Security - 10.1%
Pennsylvania - 10.1%
Commonwealth Fing. Auth. Rev. Bonds Series 2013 A2, 5% 6/1/22 (Pre-Refunded to 6/1/22 @ 100)	200,000	208,701
Commonwealth Fing. Auth. Tobacco Bonds Series 2018, 5% 6/1/22	550,000	573,753
Geisinger Auth. Health Sys. Rev. Bonds Series 2020 A, 5% 4/1/22	570,000	590,185
Pennsylvania Gen. Oblig. Bonds:
Series 2014, 5% 7/1/21	725,000	725,000
Series 2016, 5% 1/15/22	1,955,000	2,005,885
Series 2020, 5% 5/1/22	1,000,000	1,040,168
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds:
Series 2011 A, 5.25% 8/15/21 (Pre-Refunded to 8/15/21 @ 100)	935,000	940,774
Series 2015, 5% 8/15/21	1,475,000	1,483,682
Series A 2011, 5% 8/15/21 (Pre-Refunded to 8/15/21 @ 100)	1,055,000	1,061,286
Pennsylvania Hsg. Fin. Agcy. Bonds:
Series 2020 133, 5% 10/1/21	600,000	607,123
Series 2021 134B, 5% 10/1/21 (a)	990,000	1,002,043
Series 2021 135 B, 5% 4/1/22 (a)(f)	735,000	760,879
State Pub. School Bldg. Auth. Lease Rev. Bonds (The School District of Philadelphia Proj.) Series 2012:
5% 4/1/22 (Pre-Refunded to 4/1/22 @ 100)	1,000,000	1,036,313
5% 4/1/22 (Pre-Refunded to 4/1/22 @ 100)	215,000	222,711
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds:
Series 2014 B1, 0.14% tender 8/3/21, CP mode	1,700,000	1,700,000
Series 2014 B2, 0.15% tender 12/27/21, CP mode	1,700,000	1,700,000
West Shore Area Auth. Hosp. Rev. Bonds (Holy Spirit Hosp. Charity Proj.) Series 2011 B, 6% 1/1/22 (Pre-Refunded to 1/1/22 @ 100)	1,700,000	1,749,745
TOTAL OTHER MUNICIPAL SECURITY
(Cost $17,408,248)		17,408,248
	Shares	Value

Investment Company - 8.6%
Fidelity Municipal Cash Central Fund 0.04% (g)(h)
(Cost $14,686,428)	14,684,314	14,686,428
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $173,119,176)		173,119,176
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(1,312,240)
NET ASSETS - 100%		$171,806,936

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,500,000 or 2.6% of net assets.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Broward County Port Facilities Rev. Bonds Series G 115, 0.28%, tender 9/1/21 (Liquidity Facility Royal Bank of Canada)	3/1/21	$100,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.21%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada)	4/1/21	$200,000
Denver City & County Arpt. Rev. Bonds Series G-114, 0.28%, tender 9/1/21 (Liquidity Facility Royal Bank of Canada)	6/1/21	$100,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 0.28%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada)	4/1/21	$100,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.23%, tender 11/1/21 (Liquidity Facility Royal Bank of Canada)	5/3/21	$100,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.23%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada)	6/1/21	$100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.2%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada)	6/3/20	$1,900,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.23%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada)	6/1/21	$1,700,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.23%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada)	4/1/21	$100,000
Tampa-Hillsborough Co. Ex Auth. Bonds Series G-113, 0.23%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada)	1/4/21	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$3,231
Total	$3,231

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.04%	$9,151,000	$34,146,000	$28,612,000	$1,428	$--	$14,686,428	0.9%
Total	$9,151,000	$34,146,000	$28,612,000	$1,428	$--	$14,686,428

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $158,432,748)	$158,432,748
Fidelity Central Funds (cost $14,686,428)	14,686,428
Total Investment in Securities (cost $173,119,176)		$173,119,176
Cash		1,096
Receivable for fund shares sold		9,260
Interest receivable		258,360
Distributions receivable from Fidelity Central Funds		415
Other receivables		63
Total assets		173,388,370
Liabilities
Payable for investments purchased
Regular delivery	$138,443
Delayed delivery	1,360,879
Payable for fund shares redeemed	69,844
Distributions payable	66
Accrued management fee	12,202
Total liabilities		1,581,434
Net Assets		$171,806,936
Net Assets consist of:
Paid in capital		$171,814,996
Total accumulated earnings (loss)		(8,060)
Net Assets		$171,806,936
Net Asset Value, offering price and redemption price per share ($171,806,936 ÷ 171,562,225 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Interest		$94,453
Income from Fidelity Central Funds		3,231
Total income		97,684
Expenses
Management fee	$434,666
Independent trustees' fees and expenses	226
Total expenses before reductions	434,892
Expense reductions	(345,802)
Total expenses after reductions		89,090
Net investment income (loss)		8,594
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	107,778
Fidelity Central Funds	1,428
Total net realized gain (loss)		109,206
Net increase in net assets resulting from operations		$117,800

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,594	$674,227
Net realized gain (loss)	109,206	45,947
Net increase in net assets resulting from operations	117,800	720,174
Distributions to shareholders	(128,488)	(728,307)
Share transactions
Proceeds from sales of shares	17,837,513	46,437,146
Reinvestment of distributions	121,677	687,695
Cost of shares redeemed	(25,129,392)	(75,136,443)
Net increase (decrease) in net assets and shares resulting from share transactions	(7,170,202)	(28,011,602)
Total increase (decrease) in net assets	(7,180,890)	(28,019,735)
Net Assets
Beginning of period	178,987,826	207,007,561
End of period	$171,806,936	$178,987,826
Other Information
Shares
Sold	17,837,513	46,437,146
Issued in reinvestment of distributions	121,677	687,695
Redeemed	(25,129,392)	(75,136,443)
Net increase (decrease)	(7,170,202)	(28,011,602)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Pennsylvania Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.003	.010	.010	.004	.001
Net realized and unrealized gain (loss)	.001	–A	.001	–A	–A	–A
Total from investment operations	.001	.003	.011	.010	.004	.001
Distributions from net investment income	–A	(.003)	(.010)	(.010)	(.004)	(.001)
Distributions from net realized gain	(.001)	–A	–A	–	–A	–A
Total distributions	(.001)	(.003)	(.011)B	(.010)	(.004)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.07%	.37%	1.06%	.97%	.40%	.09%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.10%G	.34%	.50%	.50%	.50%	.35%
Expenses net of all reductions	.10%G	.34%	.50%	.50%	.50%	.35%
Net investment income (loss)	.01%G	.35%	1.03%	.96%	.38%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$171,807	$178,988	$207,008	$240,412	$284,994	$405,526

 A Amount represents less than $.0005 per share.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Pennsylvania Municipal Income Fund	$513,235,268	$38,212,983	$(71,106)	$38,141,877
Fidelity Pennsylvania Municipal Money Market Fund	173,119,176	–	–	–

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2020 to December 31, 2020. Loss deferrals were as follows:

Capital losses
Fidelity Pennsylvania Municipal Money Market Fund	$(1,062)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Pennsylvania Municipal Income Fund	45,262,719	20,690,911

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. Under the terms of the management fee contract, the investment adviser pays transfer agent fees on behalf of the Money Market Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the Income Fund's transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.09%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Pennsylvania Municipal Income Fund	.03

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Pennsylvania Municipal Income Fund	–	–
Fidelity Pennsylvania Municipal Money Market Fund	200,000	1,800,000

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Pennsylvania Municipal Income Fund	$535

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $345,733.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Pennsylvania Municipal Income Fund	$2,083
Fidelity Pennsylvania Municipal Money Market Fund	69

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Pennsylvania Municipal Income Fund	$533

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity Pennsylvania Municipal Income Fund	.49%
Actual		$1,000.00	$1,018.00	$2.45
Hypothetical-C		$1,000.00	$1,022.36	$2.46
Fidelity Pennsylvania Municipal Money Market Fund	.10%
Actual		$1,000.00	$1,000.70	$.50-D
Hypothetical-C		$1,000.00	$1,024.30	$.50-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

 D If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio would have been .50% and the expenses paid in the actual and hypothetical examples above would have been $2.48 and $2.51, respectively.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Pennsylvania Municipal Income Fund (the Income Fund) has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Income Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Income Fund’s Board of Trustees (the Board) has designated the Income Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

PFR-SANN-0821
1.705577.123

Fidelity® Limited Term Municipal Income Fund

Semi-Annual Report

June 30, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five States as of June 30, 2021

% of fund's net assets
Illinois	10.0
Texas	9.7
Florida	7.5
New Jersey	7.4
New York	6.8

Top Five Sectors as of June 30, 2021

% of fund's net assets
General Obligations	27.6
Transportation	22.0
Health Care	14.6
Electric Utilities	7.2
Education	4.4

Quality Diversification (% of fund's net assets)

As of June 30, 2021
AAA	6.1%
AA,A	72.4%
BBB	12.5%
BB and Below	1.0%
Not Rated	1.1%
Short-Term Investments and Net Other Assets	6.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.1%
	Principal Amount (000s)	Value (000s)
Alabama - 0.9%
Birmingham Arpt. Auth. Arpt. Series 2020:
5% 7/1/26 (Build America Mutual Assurance Insured)	$450	$548
5% 7/1/27 (Build America Mutual Assurance Insured)	500	624
Black Belt Energy Gas District Bonds (Proj. No. 5) Series A, 4%, tender 10/1/26 (a)	4,000	4,661
Mobile County Board of School Commissioners:
Series 2016 A:
5% 3/1/22	585	603
5% 3/1/23	830	893
5% 3/1/24	1,225	1,375
5% 3/1/25	1,225	1,426
Series 2016 B:
5% 3/1/22	1,330	1,372
5% 3/1/24	1,210	1,358
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1%, tender 6/26/25 (a)	5,030	5,098
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/22	3,145	3,225
Southeast Energy Auth. Rev. Bonds (Proj. No. 2) Series 2021 B1:
4% 6/1/24	600	662
4% 6/1/25	725	821
4% 6/1/26	1,500	1,736
4% 6/1/27	2,440	2,871
4% 6/1/28	3,780	4,513

TOTAL ALABAMA		31,786

Alaska - 0.1%
Anchorage Gen. Oblig.:
Series B, 5% 9/1/22	1,395	1,474
Series C, 5% 9/1/22	980	1,036

TOTAL ALASKA		2,510

Arizona - 3.5%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2016 A, 5% 7/1/26	275	323
Series 2021:
5% 8/1/26	1,000	1,221
5% 8/1/27	1,500	1,880
Arizona Ctfs. of Prtn. Series 2019 A:
5% 10/1/23	1,950	2,158
5% 10/1/24	2,025	2,329
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/21	1,080	1,102
5% 12/1/22	785	838
5% 12/1/23	980	1,092
5% 12/1/24	1,465	1,696
Arizona State Lottery Rev. Series 2019, 5% 7/1/22	2,045	2,144
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (a)	1,625	1,693
Series 2007, 2.7%, tender 8/14/23 (a)(b)	13,435	14,062
Series 2019, 5%, tender 6/3/24 (a)(b)	24,230	27,341
Coconino County Poll. Cont. Corp. Rev. Bonds Series 2017 B, 1.65%, tender 3/31/23 (a)	1,505	1,539
Glendale Union School District 205 Series A:
5% 7/1/26 (FSA Insured)	200	243
5% 7/1/27 (FSA Insured)	250	312
Glendale Gen. Oblig.:
Series 2015, 5% 7/1/22 (FSA Insured)	980	1,027
Series 2017, 5% 7/1/22	3,320	3,481
Glendale Trans. Excise Tax Rev. Series 2015:
5% 7/1/21 (FSA Insured)	735	735
5% 7/1/22 (FSA Insured)	1,145	1,200
5% 7/1/23 (FSA Insured)	1,365	1,495
Maricopa County Rev.:
Bonds Series 2019 D, 5%, tender 5/15/26 (a)	5,155	6,232
Series 2016 A, 5% 1/1/25	4,725	5,478
Maricopa County Spl. Health Care District Gen. Oblig. Series 2021 D:
5% 7/1/25	1,165	1,373
5% 7/1/26	3,000	3,637
5% 7/1/27	3,250	4,047
5% 7/1/28	3,435	4,377
Maricopa County Unified School District #48 Scottsdale Series D:
4% 7/1/24	1,000	1,111
4% 7/1/25	800	914
4% 7/1/26	900	1,053
4% 7/1/27	225	269
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 D, 5% 7/1/25	2,110	2,490
Series 2019 B:
5% 7/1/24 (b)	1,550	1,761
5% 7/1/25 (b)	1,500	1,759
Phoenix Civic Impt. Corp. Series 2019 B, 5% 7/1/28	1,910	2,300
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,160	2,204
5% 12/1/22	2,415	2,581
5% 12/1/23	3,350	3,724
Pima County Swr. Sys. Rev. Series 2020 A, 5% 7/1/23	4,085	4,477
Univ. of Arizona Univ. Revs. Series 2013 A, 5% 6/1/25 (Pre-Refunded to 6/1/23 @ 100)	1,140	1,245
Western Maricopa Ed. Ctr. District Series 2019 B:
4% 7/1/21	3,525	3,525
5% 7/1/26	2,000	2,428

TOTAL ARIZONA		124,896

California - 4.1%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2021 A, 2%, tender 4/1/28 (a)	5,000	5,335
Series A, 2.95%, tender 4/1/26 (a)	5,075	5,569
Series B, 2.85%, tender 4/1/25 (a)	4,150	4,479
California Gen. Oblig.:
Series 2014, 5% 5/1/24	2,145	2,431
Series 2017, 5% 8/1/26	1,200	1,469
Series 2020:
4% 11/1/26	700	826
5% 11/1/24	2,000	2,310
Series 2021:
5% 9/1/23 (c)	3,405	3,732
5% 12/1/24	1,380	1,599
5% 9/1/27 (c)	7,500	9,389
5% 9/1/28 (c)	7,500	9,621
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2021 A, 0.22%, tender 7/1/21 (a)(b)	4,900	4,900
(Waste Mgmt., Inc. Proj.) Series 2017 A, 0.7%, tender 12/1/23 (a)(b)	4,005	4,040
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010, 0.15%, tender 7/1/21 (a)	700	700
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2010 A, 0.2%, tender 8/2/21 (a)(b)(d)	20,000	20,000
Series 2017 A1, 0.18%, tender 7/15/21 (a)(b)(d)	650	650
Series 2017 A2, 0.18%, tender 7/15/21 (a)(b)(d)	1,400	1,400
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2017 A1:
5% 6/1/22	1,685	1,759
5% 6/1/23	1,925	2,100
5% 6/1/24	1,085	1,231
Series A, 0% 6/1/24 (AMBAC Insured)	3,390	3,338
Los Angeles Dept. Arpt. Rev.:
Series 2016 A, 5% 5/15/25 (b)	1,000	1,170
Series 2017 B, 5% 5/15/25 (b)	2,265	2,649
Series 2018 B:
5% 5/15/25 (b)	1,305	1,526
5% 5/15/26 (b)	1,545	1,865
Series 2018 C, 5% 5/15/27 (b)	1,615	1,999
Series 2020 C, 5% 5/15/26 (b)	2,645	3,192
Series A, 5% 5/15/24 (b)	1,010	1,143
Los Angeles Reg'l. Arpts. Impt. Rev. Series 2012, 4.5% 1/1/27 (b)	980	1,000
Los Angeles Unified School District:
Series 2020 C, 5% 7/1/26	2,330	2,844
Series B1, 5% 7/1/26	4,300	5,249
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (a)	10,000	10,997
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	980	1,060
Palomar Health Rev. Series 2016:
5% 11/1/23	1,955	2,142
5% 11/1/24	1,955	2,212
Port of Oakland Rev. Series H:
5% 5/1/26 (b)	1,830	2,189
5% 5/1/27 (b)	3,400	4,176
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2020 C, 5% 7/1/26 (b)	1,000	1,207
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 A:
5% 1/1/24 (b)	1,660	1,851
5% 1/1/27 (b)	2,290	2,803
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	1,350	1,531
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (a)	8,000	7,979

TOTAL CALIFORNIA		147,662

Colorado - 1.9%
Colorado Health Facilities Auth. Bonds:
(Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (a)	1,310	1,352
Series 2019 B:
5%, tender 8/1/25 (a)	2,950	3,427
5%, tender 8/1/26 (a)	2,035	2,440
5%, tender 11/19/26 (a)	6,680	8,193
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) Series 1991 A, 0% 7/15/22 (Escrowed to Maturity)	1,840	1,835
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	5,170	5,256
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	1,605	1,796
Series 2019 H, 4.25% 11/1/49	805	902
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A, 5% 6/1/23	4,400	4,785
Series 2014 A, 5% 6/1/23	3,775	4,105
Series 2020, 5% 6/1/26	1,000	1,206
Colorado Springs Utils. Rev. Series 2020:
5% 11/15/25	1,320	1,580
5% 11/15/25	1,020	1,221
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (a)	14,230	16,076
Denver City & County Arpt. Rev.:
Series 2018 A, 5% 12/1/29 (b)	1,205	1,522
Series 2020 B1, 5% 11/15/24 (b)	1,500	1,727
E-470 Pub. Hwy. Auth. Rev. Series 2020 A, 5% 9/1/26	1,750	2,125
Univ. of Colorado Enterprise Sys. Rev. Bonds Series 2019 C, 2%, tender 10/15/24 (a)	9,030	9,476

TOTAL COLORADO		69,024

Connecticut - 4.7%
Connecticut Gen. Oblig.:
Series 2014 H, 5% 11/15/21	6,255	6,368
Series 2016 A, 5% 3/15/26	1,925	2,325
Series 2018 C, 5% 6/15/23	1,265	1,384
Series 2019 A:
5% 4/15/23	2,420	2,629
5% 4/15/25	4,380	5,134
5% 4/15/26	2,355	2,851
5% 4/15/30	965	1,246
Series 2019 B:
5% 2/15/23	14,690	15,843
5% 2/15/24	16,995	19,087
Series 2021 D:
5% 7/15/24 (c)	1,990	2,263
5% 7/15/25 (c)	3,285	3,865
5% 7/15/26 (c)	3,285	3,986
5% 7/15/27 (c)	4,380	5,453
5% 7/15/28 (c)	5,045	6,429
Series C, 4% 6/1/26	1,100	1,281
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A3, 0.25%, tender 2/9/24 (a)	4,155	4,143
Series 2014 B, 1.8%, tender 7/1/24 (a)	3,150	3,264
Series 2017 B, 0.55%, tender 7/3/23 (a)	15,000	15,061
Series X2, 0.25%, tender 2/9/24 (a)	8,300	8,279
Series 2016 A, 2%, tender 7/1/26 (a)	1,725	1,842
Series 2018 S:
5% 7/1/23	1,455	1,586
5% 7/1/24	1,000	1,130
Series 2019 A:
4% 7/1/23 (d)	1,045	1,067
4% 7/1/24 (d)	1,090	1,120
5% 7/1/25 (d)	705	754
5% 7/1/28 (d)	1,315	1,437
5% 7/1/29 (d)	940	1,030
Series 2019 Q-1:
5% 11/1/21	1,000	1,016
5% 11/1/23	1,870	2,072
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	775	789
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A, 5% 1/1/24	1,650	1,767
Series 2021 C:
5% 1/1/23 (c)	5,325	5,635
5% 1/1/24 (c)	1,445	1,589
5% 1/1/25 (c)	1,280	1,460
5% 1/1/26 (c)	3,395	3,996
5% 1/1/27 (c)	5,700	6,898
5% 1/1/28 (c)	3,900	4,834
Series A:
5% 5/1/24	1,000	1,133
5% 9/1/26	1,025	1,256
New Britain Gen. Oblig. Series 2009, 5% 4/1/24 (Escrowed to Maturity)	1,118	1,208
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (FSA Insured)	980	1,155
Stratford Gen. Oblig. Series 2019:
5% 1/1/25	3,890	4,492
5% 1/1/26	3,735	4,455
Univ. of Connecticut Gen. Oblig.:
Series 2013 A, 5% 2/15/22	1,000	1,030
Series 2016 A, 5% 3/15/22	775	801
Series 2019 A:
5% 11/1/26	1,000	1,224
5% 11/1/26	1,065	1,303

TOTAL CONNECTICUT		168,970

Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (a)	1,475	1,506
District Of Columbia - 2.7%
District of Columbia Income Tax Rev. Series 2020 A:
5% 3/1/23	1,075	1,162
5% 3/1/24	715	804
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2019 C, 1.75%, tender 10/1/24 (a)	7,540	7,855
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/23 (b)	1,305	1,320
5% 10/1/24 (b)	1,175	1,189
Series 2012 A, 5% 10/1/22 (b)	6,185	6,553
Series 2014 A, 5% 10/1/23 (b)	1,035	1,145
Series 2017 A, 5% 10/1/26 (b)	11,905	14,491
Series 2018 A:
5% 10/1/21 (b)	3,595	3,638
5% 10/1/23 (b)	3,000	3,319
Series 2019 A:
5% 10/1/22 (b)	1,815	1,923
5% 10/1/23 (b)	465	514
5% 10/1/25 (b)	1,410	1,671
Series 2020 A:
5% 10/1/21 (b)	3,115	3,152
5% 10/1/22 (b)	4,540	4,810
5% 10/1/23 (b)	2,390	2,644
5% 10/1/24 (b)	4,470	5,133
5% 10/1/25 (b)	4,470	5,297
Series 2021 A:
5% 10/1/25 (b)(c)	3,000	3,553
5% 10/1/28 (b)(c)	20,500	26,121

TOTAL DISTRICT OF COLUMBIA		96,294

Florida - 7.2%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/21	980	980
Series 2015 C:
5% 7/1/21	635	635
5% 7/1/22	3,645	3,821
5% 7/1/23	2,935	3,210
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (b)	600	636
Series 2012 P1, 5% 10/1/25 (b)	6,645	7,039
Series 2013 A, 5.125% 10/1/38 (Pre-Refunded to 10/1/23 @ 100) (b)	2,035	2,253
Series 2015 C, 5% 10/1/24 (b)	1,015	1,163
Series 2019 A:
5% 10/1/23 (b)	1,200	1,326
5% 10/1/24 (b)	1,300	1,490
5% 10/1/25 (b)	1,500	1,773
Series 2019 B:
5% 10/1/24 (b)	750	860
5% 10/1/25 (b)	755	893
Series A, 5% 10/1/22 (b)	2,935	3,111
Series C, 5% 10/1/23 (b)	3,930	4,341
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2017 C, 5% 7/1/22	3,180	3,335
Series 2015 A:
5% 7/1/21	4,400	4,400
5% 7/1/22	3,425	3,592
5% 7/1/23	2,690	2,942
5% 7/1/24	1,290	1,465
Series 2015 B:
5% 7/1/22	4,490	4,708
5% 7/1/23	2,695	2,948
5% 7/1/24	1,120	1,272
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A:
5% 10/1/24	540	609
5% 10/1/26	1,940	2,314
Central Florida Expressway Auth. Sr. Lien Rev. Series 2021:
5% 7/1/26 (FSA Insured)	1,485	1,805
5% 7/1/27 (FSA Insured)	8,200	10,254
Florida Higher Edl. Facilities Fing. Auth. Series 2019, 5% 10/1/21	225	227
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	1,010	1,021
5% 10/1/22	1,955	2,057
5% 10/1/23	1,240	1,361
5% 10/1/24	1,955	2,224
5% 10/1/25	1,710	2,006
5% 10/1/26	1,955	2,288
Florida Muni. Pwr. Agcy. Rev. Series 2016 A, 4% 10/1/26	530	622
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016, 5% 10/1/26 (b)	1,300	1,579
Series 2017 A:
5% 10/1/25 (b)	980	1,159
5% 10/1/26 (b)	1,955	2,375
Series 2019 A:
5% 10/1/24 (b)	12,700	14,557
5% 10/1/25 (b)	6,700	7,933
5% 10/1/27 (b)	1,160	1,450
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/23	1,295	1,409
Hillsborough County Aviation Auth. Rev. Series A:
5% 10/1/25 (b)	4,240	4,676
5% 10/1/26 (b)	2,910	3,203
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (FSA Insured)	2,025	2,143
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/22	1,955	2,048
5% 7/1/23	3,005	3,287
Lee County Arpt. Rev. Series 2021 A:
5% 10/1/23 (b)	475	525
5% 10/1/24 (b)	1,795	2,056
5% 10/1/25 (b)	3,325	3,931
Lee Memorial Health Sys. Hosp. Rev. Bonds Series 2019 A2, 5%, tender 4/1/26 (a)	4,810	5,653
Manatee County Rev. Series 2013, 5% 10/1/22	980	1,039
Manatee County School District Series 2017, 5% 10/1/24 (FSA Insured)	1,270	1,454
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/22 (b)	1,465	1,552
5% 10/1/24 (b)	1,800	1,905
Series 2016 A, 5% 10/1/27	1,275	1,548
Series 2020 A, 5% 10/1/23	3,810	4,216
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013 A:
5% 7/1/21	1,955	1,955
5% 7/1/22	1,955	2,046
5% 7/1/23	1,955	2,048
Series 2014 B:
5% 7/1/22	1,465	1,533
5% 7/1/23	3,180	3,467
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Florida Proj.) Series 2018, 2.85%, tender 8/2/21 (a)(b)	1,000	1,002
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (a)	8,355	9,413
Series 2014 D:
5% 11/1/21	6,140	6,239
5% 11/1/22	2,960	3,152
5% 11/1/23	7,485	8,283
Series 2015 A:
5% 5/1/22	4,440	4,620
5% 5/1/23	6,360	6,907
Series 2015 B, 5% 5/1/24	28,955	32,655
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/21 (Escrowed to Maturity)	1,465	1,494
5% 12/1/23 (Escrowed to Maturity)	190	211
5% 12/1/24 (Escrowed to Maturity)	380	439
Palm Beach County Health Facilities Auth. Rev. Series 2015 C, 5% 5/15/24	1,000	1,122
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B:
4% 8/1/21	3,950	3,962
5% 8/1/21	5,185	5,205
5% 8/1/22	980	1,031
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/21	980	992
5% 10/1/22	980	1,038
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	980	1,151
5% 7/1/26	1,115	1,351
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	1,135	1,157
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2005, 5.5% 10/1/22 (FGIC Insured)	1,340	1,430
Village Cmnty. Dev. District No. 13 Series 2019, 2.625% 5/1/24	380	390

TOTAL FLORIDA		258,972

Georgia - 3.4%
Atlanta Arpt. Rev.:
Series 2014 B, 5% 1/1/22	980	1,003
Series 2020 A, 5% 7/1/26 (b)	3,000	3,631
Series 2020 B:
5% 7/1/27 (b)	4,000	4,967
5% 7/1/29 (b)	1,920	2,485
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009 1st, 2.75%, tender 3/15/23 (a)	21,200	22,049
Series 2013, 1.55%, tender 8/19/22 (a)	6,770	6,864
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (a)	6,480	6,701
Series 2012, 1.7%, tender 8/22/24 (a)	3,400	3,517
Series 2013 1st, 2.925%, tender 3/12/24 (a)	9,930	10,569
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 E, 3.25%, tender 2/3/25 (a)	900	977
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/26 (a)	4,840	5,743
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2020 A:
4% 11/1/23	920	998
4% 11/1/24	1,420	1,584
5% 1/1/25	1,000	1,151
5% 1/1/26	1,125	1,337
5% 1/1/26	1,000	1,188
5% 1/1/27	760	929
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/22	980	1,038
5% 10/1/23	2,365	2,615
Series R, 5% 10/1/21	4,890	4,948
Georgia Road & Thruway Auth. Rev. Series 2020:
5% 6/1/24	2,500	2,841
5% 6/1/25	5,000	5,878
5% 6/1/26	2,500	3,035
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	13,910	15,021
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	6,505	6,690
Private Colleges & Univs. Auth. Rev.:
(Savannah College Art & Design, Inc. Proj.) Series 2014, 5% 4/1/24	1,810	2,043
Series 2020 B, 5% 9/1/25	2,570	3,051

TOTAL GEORGIA		122,853

Hawaii - 0.3%
Honolulu City & County Gen. Oblig. Series 2020 F:
5% 7/1/24	1,575	1,797
5% 7/1/25	1,255	1,484
5% 7/1/26	800	976
Honolulu City and County Wastewtr. Sys. Series 2016 B, 5% 7/1/25	3,290	3,886
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/21 (b)	540	542
5% 8/1/22 (b)	2,030	2,120
5% 8/1/23 (b)	1,440	1,577

TOTAL HAWAII		12,382

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	395	440
Illinois - 9.8%
Champaign County Cmnty. Unit:
Series 2019, 4% 6/1/24	420	463
Series 2020 A, 0% 1/1/22	200	200
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,030	10,009
Series 2017 C:
5% 12/1/26	485	589
5% 12/1/27	1,830	2,278
Series 2018 C, 5% 12/1/24	13,000	14,886
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2007, 5.25% 12/1/32	2,920	4,081
Chicago Midway Arpt. Rev.:
Series 2013 B:
5% 1/1/22	4,890	5,006
5% 1/1/23	5,770	6,178
5% 1/1/25	1,700	1,818
Series 2014 A:
5% 1/1/22 (b)	2,000	2,047
5% 1/1/24 (b)	10,490	11,666
5% 1/1/26 (b)	3,475	3,853
Series 2014 B, 5% 1/1/23	2,915	3,121
Series 2016 A, 5% 1/1/28 (b)	500	588
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/22	295	298
5% 1/1/23	525	545
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/25 (Pre-Refunded to 1/1/22 @ 100) (b)	3,670	3,755
Series 2012 B, 4% 1/1/27 (b)	1,220	1,244
Series 2013 A, 5% 1/1/23 (b)	2,730	2,921
Series 2013 B, 5% 1/1/22 (Escrowed to Maturity)	3,915	4,009
Series 2013 D, 5% 1/1/22 (Escrowed to Maturity)	3,150	3,226
Series 2015 A:
5% 1/1/24 (b)	1,230	1,368
5% 1/1/26 (b)	1,600	1,843
5% 1/1/27 (b)	1,000	1,148
Series 2015 B, 5% 1/1/24	1,525	1,703
Series 2016 A, 5% 1/1/27 (b)	840	992
Series 2017 D:
5% 1/1/26 (b)	445	528
5% 1/1/27 (b)	1,595	1,945
5% 1/1/29 (b)	215	260
Series 2020 B, 5% 1/1/26	1,310	1,567
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	1,225	1,436
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,175	1,202
Cook County Cmnty. Consolidated School District No. 59 Series 2020, 4% 3/1/23	1,315	1,398
Cook County Gen. Oblig.:
Series 2011 A, 5.25% 11/15/22	980	998
Series 2012 C:
5% 11/15/21	5,465	5,562
5% 11/15/22	1,260	1,343
Series 2014 A:
5% 11/15/21	490	499
5% 11/15/22	1,325	1,412
Series 2021 A:
5% 11/15/22	1,350	1,439
5% 11/15/23	375	416
5% 11/15/24	425	489
5% 11/15/25	425	504
5% 11/15/26	850	1,036
5% 11/15/27	1,075	1,342
Illinois Fin. Auth.:
Bonds Series 2020 B:
5%, tender 11/15/24 (a)	2,125	2,397
5%, tender 11/15/26 (a)	2,830	3,394
Series 2020 A:
5% 8/15/23	1,000	1,101
5% 8/15/24	1,080	1,237
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	1,650	1,923
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25	740	855
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/26	4,300	5,189
5% 5/15/27	9,260	11,479
Bonds:
Series 2017 B, 5%, tender 12/15/22 (a)	4,825	5,159
Series E, 2.25%, tender 4/29/22 (a)	23,105	23,501
Series 2008 A3, 5% 11/1/30	1,545	1,846
Series 2011 IL, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	1,110	1,133
Series 2012 A, 5% 5/15/23 (Pre-Refunded to 5/15/22 @ 100)	1,270	1,323
Series 2012:
5% 9/1/21	2,000	2,016
5% 9/1/22	3,455	3,650
Series 2015 A:
5% 11/15/22	490	522
5% 11/15/24	1,490	1,715
5% 11/15/25	1,905	2,266
5% 11/15/26	1,955	2,307
Series 2015 B, 5% 11/15/24	1,910	2,193
Series 2016 A:
5% 8/15/21 (Escrowed to Maturity)	685	689
5% 2/15/23	980	1,056
5% 8/15/23 (Escrowed to Maturity)	1,465	1,611
5% 8/15/24 (Escrowed to Maturity)	2,135	2,440
5.25% 8/15/28 (Pre-Refunded to 8/15/26 @ 100)	1,000	1,231
5.25% 8/15/29 (Pre-Refunded to 8/15/26 @ 100)	5,850	7,203
Series 2016 C:
5% 2/15/22	3,335	3,436
5% 2/15/23	8,870	9,565
5% 2/15/24	5,220	5,871
5% 2/15/27	1,875	2,326
Series 2016:
5% 7/1/22	2,895	3,035
5% 5/15/25	490	574
5% 5/15/26	980	1,183
5% 5/15/27	1,225	1,473
Series 2017:
5% 1/1/23	1,465	1,571
5% 1/1/25	2,260	2,624
Series 2019:
5% 9/1/23	400	440
5% 9/1/24	415	473
5% 9/1/25	300	354
5% 4/1/26	1,625	1,942
5% 9/1/26	300	364
5% 4/1/27	2,135	2,618
5% 9/1/27	500	624
5% 4/1/28	1,425	1,786
5% 4/1/29	2,000	2,554
Illinois Gen. Oblig.:
Series 2012 A, 4% 1/1/23	1,245	1,268
Series 2012:
5% 8/1/21	2,360	2,369
5% 8/1/22	5,675	5,965
5% 8/1/22 (FSA Insured)	1,105	1,163
Series 2013:
5% 7/1/21	6,360	6,360
5% 7/1/22	10,995	11,515
5.5% 7/1/25	265	291
Series 2014:
5% 2/1/22	2,935	3,017
5% 4/1/23	2,165	2,339
5% 2/1/25	2,275	2,537
Series 2016:
5% 2/1/24	3,100	3,454
5% 1/1/26	2,970	3,514
Series 2017 D, 5% 11/1/25	6,635	7,815
Series 2018 A, 5% 10/1/26	4,615	5,559
Series 2020 B, 5% 10/1/25	5,105	5,998
Series 2020 D, 5% 10/1/24	5,000	5,701
Series 2021 B:
5% 3/1/22	2,485	2,564
5% 3/1/23	2,555	2,752
Illinois Hsg. Dev. Auth. Rev. Series D, 3.75% 4/1/50	790	876
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	1,180	1,268
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/21	1,320	1,320
Illinois Sales Tax Rev. Series 2013, 5% 6/15/24	2,985	3,241
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24 (Pre-Refunded to 1/15/24 @ 100)	4,715	4,609
0% 1/15/25	4,915	4,726
0% 1/15/26	3,695	3,488
McHenry County Conservation District Gen. Oblig. Series 2014, 5% 2/1/23	2,175	2,334
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/24 (Build America Mutual Assurance Insured)	1,100	1,232
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/22	9,780	10,207

TOTAL ILLINOIS		352,942

Indiana - 2.5%
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (a)	600	600
Series 2020 B, 0.95%, tender 4/1/26 (a)(b)	1,025	1,027
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (a)	2,005	2,127
Indiana Fin. Auth. Hosp. Rev.:
Bonds:
Series 2011 L, 0.7%, tender 12/1/46	1,105	1,105
Series 2011 M, 0.7%, tender 1/1/26 (a)	7,795	7,793
Series 2015 B, 1.65%, tender 1/1/22 (a)	3,345	3,370
Series 2013:
5% 8/15/22	685	722
5% 8/15/23	980	1,078
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A, 5% 10/1/22	1,590	1,686
Series 2014 A:
5% 10/1/21	370	374
5% 10/1/22	660	700
Series 2015 A:
5% 10/1/24	1,460	1,681
5% 10/1/25	1,590	1,829
Indiana Health Facility Fing. Auth. Rev.:
Bonds Series 2001 A2:
2%, tender 2/1/23 (a)	1,430	1,467
2%, tender 2/1/23 (a)	10	10
Series 2005 A1, 4% 11/1/22	755	793
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2019 B, 3.5% 1/1/49	1,785	1,954
Series 2021 B, 3% 7/1/50	955	1,047
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.):
Series 2016 A1:
5% 1/1/23 (b)	1,940	2,072
5% 1/1/24 (b)	2,715	3,027
5% 1/1/25 (b)	2,845	3,282
Series 2019 D, 5% 1/1/25 (b)	1,710	1,973
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	980	982
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (a)(b)	24,505	26,094
Series 2016 A, 5%, tender 3/1/23 (a)(b)	1,200	1,295
Series 2017, 5%, tender 11/1/24 (a)(b)	1,250	1,444
Series 2019 A, 5%, tender 6/5/26 (a)(b)	15,985	19,402

TOTAL INDIANA		88,934

Iowa - 0.0%
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B, 5% 12/1/24 (b)	800	916
Kansas - 0.1%
Desoto Unified School District # 232 Series 2015 A, 5% 9/1/22	1,525	1,611
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	490	516
5% 9/1/23	710	780
5% 9/1/25	785	925

TOTAL KANSAS		3,832

Kentucky - 3.3%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A:
5% 2/1/24	1,330	1,470
5% 2/1/25	980	1,118
Series 2019, 5% 2/1/23	625	660
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2004 A, 1.75%, tender 9/1/26 (a)(b)	9,750	9,826
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (a)	5,750	5,788
Kentucky Asset/Liability Commission Gen. Fund Rev. Series 2021 A:
5% 11/1/24	1,065	1,223
5% 11/1/25	3,000	3,556
5% 11/1/26	1,000	1,219
5% 11/1/27	1,000	1,250
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	10,200	10,284
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/22	1,525	1,580
5% 6/1/24	1,655	1,837
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27 (Pre-Refunded to 10/1/23 @ 100)	1,500	1,658
Series 2015, 5% 8/1/24	1,850	2,107
Series 2018, 5% 5/1/25	1,605	1,874
Series A:
5% 11/1/24	1,250	1,436
5% 11/1/25	1,650	1,957
Series B:
5% 8/1/23	2,715	2,978
5% 8/1/24	2,645	3,012
Series C, 5% 11/1/21	2,515	2,555
Kentucky, Inc. Pub. Energy:
Bonds:
Series 2019 A1, 4%, tender 6/1/25 (a)	10,455	11,773
Series A, 4%, tender 6/1/26 (a)	10,545	12,157
Series C1, 4%, tender 6/1/25 (a)	15,000	16,876
Series A:
4% 12/1/23	600	651
4% 12/1/25	825	944
4% 6/1/26	1,085	1,254
Louisville & Jefferson County Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	2,800	3,095
Series 2020 C, 5%, tender 10/1/26 (a)	5,985	7,305
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (b)	1,280	1,450
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28 (Pre-Refunded to 6/1/22 @ 100)	560	584
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	2,140	2,233
Univ. Louisville Revs. Series 2016 C, 3% 9/1/21	2,315	2,325

TOTAL KENTUCKY		118,035

Louisiana - 0.6%
Louisiana Gen. Oblig. Series 2012 C, 5% 7/15/21	3,305	3,311
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,465	1,465
5% 7/1/22	980	1,025
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/23 (b)	300	320
5% 1/1/24 (b)	195	217
5% 1/1/25 (b)	195	224
5% 1/1/26 (b)	490	581
Series 2017 D2:
5% 1/1/23 (b)	390	416
5% 1/1/24 (b)	735	817
5% 1/1/25 (b)	1,390	1,599
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (a)	3,765	3,936
Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (a)	3,555	3,636
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,400	4,800

TOTAL LOUISIANA		22,347

Maine - 0.1%
City of Portland Arpt. Series 2016, 5% 1/1/29	690	808
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2013, 5% 7/1/24 (Pre-Refunded to 7/1/23 @ 100)	350	383
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	2,350	2,350
5% 7/1/22	1,810	1,897

TOTAL MAINE		5,438

Maryland - 0.8%
Baltimore Proj. Rev. Series 2017 D:
5% 7/1/24	3,220	3,671
5% 7/1/25	3,380	3,989
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	2,175	2,407
Series 2019 C, 3.5% 3/1/50	1,795	1,963
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A, 5% 6/1/22	1,750	1,812
Maryland Health & Higher Edl. Bonds:
Series 2020 B2, 5%, tender 7/1/27 (a)	2,480	3,010
Series 2020, 5%, tender 7/1/25 (a)	5,250	6,035
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2015:
5% 7/1/22	1,880	1,968
5% 7/1/23	980	1,071
5% 7/1/24	1,955	2,221
5% 7/1/25	1,730	2,034

TOTAL MARYLAND		30,181

Massachusetts - 1.0%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	3,000	3,214
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series 2011 N, 0.45%, tender 7/1/25 (a)(c)	2,500	2,495
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	2,655	3,125
Series 2016 I:
5% 7/1/21	490	490
5% 7/1/22	585	612
5% 7/1/23	660	718
5% 7/1/24	1,075	1,214
5% 7/1/25	1,480	1,728
5% 7/1/26	980	1,178
Series 2019 A:
5% 7/1/23	525	572
5% 7/1/24	1,150	1,299
5% 7/1/25	825	963
Series 2021:
4% 7/1/23	215	230
4% 7/1/24	225	247
4% 7/1/25	235	264
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016 J, 5% 7/1/23 (b)	2,175	2,373
Series 2016, 5% 7/1/24 (b)	2,850	3,224
Series 2020 C:
5% 7/1/25 (b)	850	993
5% 7/1/26 (b)	1,000	1,199
Series 2021 B, 5% 7/1/26 (b)(c)	1,390	1,664
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds Series I, 0.7%, tender 7/1/25 (a)	2,605	2,616
Massachusetts Port Auth. Rev.:
Series 2017 A:
5% 7/1/24 (b)	3,005	3,413
5% 7/1/25 (b)	1,115	1,310
Series 2021 E, 5% 7/1/27 (b)	500	618

TOTAL MASSACHUSETTS		35,759

Michigan - 2.5%
Clarkston Cmnty. Schools Series 2015, 5% 5/1/22	1,635	1,700
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/24 (FSA Insured)	1,000	1,130
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/24	925	1,024
Grand Blanc Cmnty. Schools Series 2013, 5% 5/1/22	1,810	1,883
Grand Rapids Pub. Schools Series 2017, 5% 5/1/23 (FSA Insured)	1,275	1,385
Grand Traverse County Hosp. Fin. Auth. Series 2021:
5% 7/1/26 (c)	550	667
5% 7/1/27 (c)	900	1,120
5% 7/1/28 (c)	725	924
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/22	980	1,020
5% 5/15/24	640	725
5% 5/15/25	1,285	1,506
5% 5/15/26	1,235	1,493
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (a)	2,000	2,133
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I, 5% 4/15/24	1,450	1,639
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 D1, 5% 7/1/22 (FSA Insured)	1,920	2,012
Bonds:
Series 2015 D2, 1.2%, tender 4/13/28 (a)	635	637
Series 2019 B, 3.5%, tender 11/15/22 (a)	1,630	1,695
Series 2019 MI2, 5%, tender 2/1/25 (a)	4,830	5,599
Series 2015 A:
5% 8/1/22	2,630	2,766
5% 8/1/23	3,715	4,079
5% 8/1/26	300	342
Series 2015 D1, 0.75% 10/15/25	1,000	1,006
Series 2015 MI, 5% 12/1/23	1,020	1,137
Series 2020 A:
5% 6/1/24	1,000	1,139
5% 6/1/25	2,000	2,361
Michigan Gen. Oblig. Series 2016:
5% 3/15/22	2,280	2,356
5% 3/15/23	3,915	4,227
5% 3/15/24	6,955	7,834
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	3,535	3,665
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	1,360	1,505
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds:
(Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (a)(b)	3,140	3,244
Series CC, 1.45%, tender 9/1/21 (a)	7,040	7,054
Novi Cmnty. School District Series I:
4% 5/1/24	795	879
4% 5/1/25	600	682
Portage Pub. Schools Series 2016:
5% 5/1/23	1,990	2,164
5% 11/1/23	1,335	1,479
5% 5/1/24	1,880	2,124
5% 11/1/24	1,955	2,249
5% 5/1/25	1,100	1,287
5% 11/1/25	1,195	1,421
5% 11/1/28	985	1,191
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/21	1,465	1,476
5% 9/1/23	490	540
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/24	765	866
5% 7/1/25	500	584
5% 7/1/26	750	902

TOTAL MICHIGAN		88,851

Minnesota - 0.6%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	980	1,003
5% 1/1/23	980	1,049
Series 2014 B:
5% 1/1/22 (b)	1,955	2,000
5% 1/1/23 (b)	1,480	1,582
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,950	3,298
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017:
5% 1/1/22	1,160	1,187
5% 1/1/23	1,115	1,193
5% 1/1/24	1,560	1,737
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (a)(d)	2,530	2,746
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2015 A, 5% 1/1/26	2,065	2,452
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	1,080	1,106
5% 1/1/23	1,465	1,569
5% 1/1/24	980	1,094

TOTAL MINNESOTA		22,016

Mississippi - 0.2%
Mississippi Hosp. Equip. & Facilities Auth.:
(Forrest County Gen. Hosp. Rfdg. Proj.) Series 2019 B, 5% 1/1/24	400	443
Bonds:
Series 2020 A2, 0.65%, tender 9/1/21 (a)	2,240	2,240
Series II, 5%, tender 3/1/27 (a)	1,130	1,343
Series I:
5% 10/1/25	600	707
5% 10/1/27	800	993

TOTAL MISSISSIPPI		5,726

Missouri - 0.6%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/22	585	602
5% 3/1/23	980	1,048
5% 3/1/24	685	760
5% 3/1/25	710	813
5% 3/1/26	980	1,155
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.):
Series 2020 A:
5% 3/1/26 (b)	1,185	1,412
5% 3/1/27 (b)	4,065	4,979
Series 2020 B:
5% 3/1/26	2,190	2,632
5% 3/1/27	1,535	1,895
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	470	523
Saint Louis Arpt. Rev. Series A, 5.25% 7/1/26 (FSA Insured)	5,370	6,601

TOTAL MISSOURI		22,420

Montana - 0.1%
Montana Board Hsg. Single Family:
Series 2019 B, 4% 6/1/50	245	278
Series A1, 3.5% 6/1/50	3,780	4,165

TOTAL MONTANA		4,443

Nebraska - 0.9%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (a)	9,765	11,062
Douglas County Hosp. Auth. #2 Health Facilities Rev. Bonds Series 2020, 5%, tender 11/15/25 (a)	2,200	2,588
Lincoln Arpt. Auth. Series 2021:
5% 7/1/24 (b)(c)	700	794
5% 7/1/26 (b)(c)	750	905
5% 7/1/27 (b)(c)	1,275	1,576
5% 7/1/28 (b)(c)	1,830	2,314
5% 7/1/29 (b)(c)	1,000	1,289
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (b)	1,350	1,478
Series 2019 E, 3.75% 9/1/49 (b)	1,505	1,620
Nebraska Pub. Pwr. District Rev. Series 2017 B, 5% 1/1/26	1,260	1,506
Washington County Wstwtr Sol Bonds (Cargill, Inc. Projs.) Series 2012, 0.9%, tender 9/1/25 (a)(b)	6,800	6,885

TOTAL NEBRASKA		32,017

Nevada - 2.2%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1, 5% 7/1/22 (b)	3,915	4,103
Series 2013 A, 5% 7/1/28 (b)	1,475	1,572
Series 2014 A2, 5% 7/1/28	525	598
Series 2017 C, 5% 7/1/21 (Escrowed to Maturity) (b)	7,785	7,785
Series 2019 D, 5% 7/1/24	1,700	1,937
Series 2021 B:
5% 7/1/22 (b)	365	382
5% 7/1/23 (b)	625	683
5% 7/1/24 (b)	985	1,119
5% 7/1/27 (b)	6,000	7,423
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev.:
Series 2019 E:
5% 7/1/25	1,275	1,505
5% 7/1/27	2,245	2,810
Series B, 5% 7/1/24 (b)	2,080	2,364
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (a)	835	854
Clark County School District:
Series 2016 A, 5% 6/15/23	1,285	1,404
Series 2016 D, 5% 6/15/23	10,000	10,923
Series 2017 A:
5% 6/15/22	2,800	2,928
5% 6/15/26	1,285	1,554
Series 2017 C, 5% 6/15/23	4,800	5,243
Series 2020 B, 5% 6/15/26	5,805	7,035
Nevada Dept. of Bus. & Industry Bonds (Republic Svcs., Inc. Proj.) Series 2001, 0.25%, tender 12/1/21 (a)(b)(d)	700	700
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/24	2,640	2,850
Washoe County Gas & Wtr. Facilities Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 B, 3%, tender 6/1/22 (a)	5,185	5,313
Washoe County Gas Facilities Rev. Bonds:
(Sierra Pacific Pwr. Co. Proj.) Series 2016 C, 0.625%, tender 4/15/22 (a)(b)	1,350	1,353
Series 2016 F, 2.05%, tender 4/15/22 (a)(b)	4,800	4,864
Series 2016, 2.05%, tender 4/15/22 (a)(b)	2,900	2,939

TOTAL NEVADA		80,241

New Hampshire - 0.8%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A3, 2.15%, tender 7/1/24 (a)(b)	4,455	4,669
Series 2019 A4, 2.15%, tender 7/1/24 (a)(b)	2,250	2,358
Series 2020 A3, 0.2%, tender 9/1/21 (a)(b)	10,300	10,300
New Hampshire Bus. Fin. Auth. Wtr. Facility (Pennichuck Wtr. Works, Inc. Proj.) Series 2014 A:
5% 1/1/24 (Escrowed to Maturity) (b)	1,120	1,245
5% 1/1/25 (Escrowed to Maturity) (b)	1,000	1,152
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	1,375	1,384
Series 2012, 4% 7/1/21	1,485	1,485
Series 2016:
5% 10/1/21	1,225	1,239
5% 10/1/22	900	953
5% 10/1/23	2,785	3,068

TOTAL NEW HAMPSHIRE		27,853

New Jersey - 7.2%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/22	2,445	2,513
5% 2/15/23	2,770	2,970
Hudson County Impt. Auth. (Hudson County Courthouse Proj.) Series 2020, 4% 10/1/24	1,400	1,563
New Jersey Econ. Dev. Auth. Rev.:
(Provident Montclair Proj.) Series 2017:
4% 6/1/22 (FSA Insured)	980	1,006
5% 6/1/23 (FSA Insured)	1,230	1,339
5% 6/1/24 (FSA Insured)	980	1,109
Series 2012 II, 5% 3/1/22	6,155	6,348
Series 2013 NN, 5% 3/1/27	3,250	3,498
Series 2013, 5% 3/1/23	13,920	15,001
Series 2015 XX:
4% 6/15/24	550	607
5% 6/15/26	550	643
Series 2016 BBB, 5% 6/15/23	9,010	9,842
New Jersey Edl. Facility:
Series 2016 A:
5% 7/1/21	2,150	2,150
5% 7/1/22	6,160	6,425
5% 7/1/23	3,315	3,604
5% 7/1/24	7,740	8,724
Series 2016 B, 4% 9/1/26	320	372
New Jersey Gen. Oblig. Series 2020 A:
5% 6/1/24	10,970	12,437
5% 6/1/25	16,670	19,563
5% 6/1/26	11,075	13,395
5% 6/1/27	12,500	15,522
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (a)	3,175	3,606
Series 2019 B2, 5%, tender 7/1/25 (a)	3,890	4,566
Series 2019 B3, 5%, tender 7/1/26 (a)	2,750	3,323
Series 2012 A, 5% 7/1/24	4,000	4,191
Series 2016 A:
5% 7/1/21	170	170
5% 7/1/22	170	178
5% 7/1/23	595	646
5% 7/1/24	1,200	1,367
5% 7/1/24	985	1,110
5% 7/1/24	475	535
5% 7/1/25	515	599
5% 7/1/26	170	203
5% 7/1/27	255	304
Series 2016, 5% 7/1/25	275	320
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2012 1, 5% 12/1/22 (b)	1,090	1,161
Series 2015 1A, 5% 12/1/24 (b)	5,015	5,758
Series 2017 1A:
5% 12/1/22 (b)	1,250	1,331
5% 12/1/23 (b)	1,930	2,141
Series 2017 1B, 5% 12/1/21 (b)	1,285	1,310
Series 2019 A:
5% 12/1/23	720	800
5% 12/1/24	950	1,093
Series 2020:
5% 12/1/22 (b)	605	644
5% 12/1/23 (b)	1,830	2,028
5% 12/1/24 (b)	1,360	1,560
5% 12/1/25 (b)	2,440	2,875
5% 12/1/26 (b)	3,165	3,825
Series 2021 A, 5% 12/1/25 (b)	130	153
Series 2021 B:
5% 12/1/25 (b)	315	371
5% 12/1/26 (b)	1,425	1,722
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D:
4% 10/1/21 (b)	2,120	2,139
4% 4/1/22 (b)	1,655	1,699
4% 4/1/23 (b)	1,090	1,150
4% 10/1/23 (b)	1,150	1,228
4% 4/1/25 (b)	1,405	1,546
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/22	1,350	1,409
New Jersey Tpk. Auth. Tpk. Rev. Series D, 5% 1/1/28	1,710	2,095
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,367
Series 2010 A, 0% 12/15/27	5,520	4,994
Series 2016 A:
5% 6/15/22	2,630	2,749
5% 6/15/27	3,960	4,749
Series 2018 A, 5% 6/15/24	5,000	5,660
Series 2022 AA:
5% 6/15/23 (c)	985	1,031
5% 6/15/25 (c)	4,000	4,477
5% 6/15/26 (c)	9,745	11,225
5% 6/15/27 (c)	8,000	9,455
5% 6/15/28 (c)	10,000	11,982
Series A:
5% 12/15/24	1,780	2,055
5% 12/15/25	1,680	2,000
5% 12/15/26	2,600	3,176
Series AA, 5% 6/15/29	1,000	1,045
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	4,795	4,838
Rutgers State Univ. Rev. Series Q:
5% 5/1/22	690	717
5% 5/1/23	540	586

TOTAL NEW JERSEY		259,893

New Mexico - 0.9%
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (a)	3,135	3,683
New Mexico Mtg. Fin. Auth. Series 2019 C, 4% 1/1/50	4,380	4,865
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (a)	15,000	17,444
Series 2019 A:
4% 11/1/21	625	633
4% 5/1/22	960	990
4% 11/1/23	710	770
4% 5/1/24	950	1,047
4% 11/1/24	1,450	1,621
4% 5/1/25	2,790	3,148

TOTAL NEW MEXICO		34,201

New York - 4.4%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/22	490	513
5% 7/1/24	1,810	2,054
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/25	4,000	4,645
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (a)	7,255	7,486
Series 2020 B, 0.85%, tender 9/1/25 (a)	18,000	18,022
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.):
Series 2017 A, 5% 7/1/25	900	1,064
Series 2020 A:
5% 7/1/25	750	886
5% 7/1/26	500	609
New York City Gen. Oblig.:
Bonds Series D, 5%, tender 2/1/24 (a)	2,825	3,087
Series 2016 E, 5% 8/1/24	1,000	1,143
Series 2021 A1:
5% 8/1/25	5,020	5,939
5% 8/1/26	7,000	8,535
Series 2021 F1, 5% 3/1/23	555	599
Series A, 5% 8/1/26	1,000	1,219
Series A6, 5% 8/1/25	250	280
Series F1, 5% 6/1/25	470	553
Series I1, 5% 3/1/27	615	689
New York City Health & Hosp. Corp. Rev. Series A:
3% 2/15/24	535	572
5% 2/15/24	750	841
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (a)	2,210	2,210
Series 2021, 0.6%, tender 7/1/25 (a)	2,905	2,895
New York City Indl. Dev. Agcy. Rev. Series 2021 A:
5% 1/1/25 (FSA Insured)	1,000	1,158
5% 1/1/26 (FSA Insured)	1,000	1,194
5% 1/1/27 (FSA Insured)	1,000	1,229
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2021 DD, 5% 6/15/25	1,535	1,812
New York City Transitional Fin. Auth. Rev. Series E1, 5% 2/1/26	475	553
New York Dorm. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 5/1/22 (a)	1,740	1,767
Series 2019 B2, 5%, tender 5/1/24 (a)	2,005	2,220
Series 2015 A, 5% 7/1/28	400	464
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (NY Muni. Wtr. Fin. Auth. Projs.) Series 2020 A:
5% 6/15/23	2,000	2,188
5% 6/15/24	1,400	1,594
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2016 A, 5% 11/15/24	525	606
Series 2016 B1, 5% 11/15/24	670	773
Series 2017 B1, 4% 11/15/25	250	287
Series 2017 B2, 5% 11/15/23	1,350	1,500
New York Metropolitan Trans. Auth. Rev.:
Series 2008 B2, 5% 11/15/21	3,915	3,982
Series 2012 B, 5% 11/15/22	1,955	2,079
Series 2012 E, 5% 11/15/21	2,380	2,421
Series 2014 C, 5% 11/15/21	2,740	2,787
Series 2015 A, 5% 11/15/24	1,000	1,149
Series 2016 A:
5% 11/15/23	1,975	2,188
5% 11/15/23	1,450	1,606
Series 2016 B, 5% 11/15/21	2,150	2,187
Series 2017 B:
5% 11/15/23	4,025	4,458
5% 11/15/24	665	764
New York State Dorm. Auth.:
Series 2018 A, 5% 3/15/27	970	1,204
Series 2019 D, 5% 2/15/25	1,030	1,201
New York State Hsg. Fin. Agcy. Rev.:
Bonds Series 2021 D2, 0.65%, tender 11/1/25 (a)	2,770	2,770
Series J, 0.75% 5/1/25	3,030	3,040
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232:
5% 4/1/22 (b)	700	725
5% 4/1/25 (b)	1,130	1,310
5% 10/1/26 (b)	1,580	1,911
Series 221, 3.5% 10/1/32 (b)	530	576
New York Trans. Dev. Corp. (Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A:
5% 12/1/22 (b)	250	266
5% 12/1/24 (b)	1,500	1,727
5% 12/1/25 (b)	1,300	1,544
5% 12/1/26 (b)	740	902
Series 2020 C:
5% 12/1/24	1,000	1,153
5% 12/1/25	800	954
5% 12/1/26	1,250	1,535
5% 12/1/27	1,250	1,571
New York Urban Dev. Corp. Rev.:
Series 2015 A, 5% 3/15/26	250	297
Series 2016 A, 5% 3/15/26	5,275	6,366
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/25 (b)	625	725
5% 4/1/27 (b)	1,350	1,657
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) Series 1994, 5.75% 3/1/24 (b)	6,520	7,413
Triborough Bridge and Tunnel Auth. Bonds Series 2021 A2:
2%, tender 5/15/26 (a)	7,715	8,234
2%, tender 5/15/28 (a)	2,575	2,778
Yonkers Gen. Oblig. Series 2017 C, 5% 10/1/22 (Build America Mutual Assurance Insured)	2,500	2,649

TOTAL NEW YORK		157,315

New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey:
Series 178, 5% 12/1/23 (b)	1,060	1,178
Series 185, 5% 9/1/23 (b)	1,065	1,172
Series 188, 5% 5/1/25 (b)	1,230	1,434
Series 193:
5% 10/15/25 (b)	3,550	4,200
5% 10/15/29 (b)	1,350	1,588
Series 223:
5% 7/15/25 (b)	1,500	1,761
5% 7/15/26 (b)	2,250	2,719
5% 7/15/27 (b)	1,785	2,213
5% 7/15/28 (b)	2,500	3,171

TOTAL NEW YORK AND NEW JERSEY		19,436

North Carolina - 2.2%
Charlotte Int'l. Arpt. Rev. Series 2021 B:
5% 7/1/26 (b)	5,535	6,699
5% 7/1/27 (b)	4,500	5,588
5% 7/1/28 (b)	1,340	1,704
5% 7/1/29 (b)	865	1,120
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds:
Series 2021 B, 5%, tender 12/2/24 (a)	4,000	4,632
Series 2021 C, 5%, tender 12/1/28 (a)	1,570	2,029
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/25 (Escrowed to Maturity)	1,115	1,319
5% 10/1/26 (Escrowed to Maturity)	1,360	1,657
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2021, 5% 5/1/25	260	302
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/22	3,580	3,696
5% 3/1/23	3,580	3,860
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Series 43, 4% 7/1/50	6,800	7,604
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	4,235	4,307
Series 2019 C, 2.55%, tender 6/1/26 (a)	7,335	7,853
North Carolina Med. Care Commission Hosp. Rev. Bonds Series 2021 B, 5%, tender 2/1/26 (a)	1,110	1,332
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 E:
5% 1/1/22	4,890	5,006
5% 1/1/23	1,465	1,567
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2020 C, 5% 2/1/24	13,610	15,224
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A, 5% 5/1/27 (b)	355	439
Union County Enterprise Systems Rev. Series 2021:
5% 6/1/25	1,000	1,180
5% 6/1/26	750	914
5% 6/1/27	775	971

TOTAL NORTH CAROLINA		79,003

North Dakota - 0.0%
North Dakota Hsg. Fin. Agcy. Series 2021 A, 3% 1/1/52	1,575	1,730
Ohio - 1.9%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5% 11/15/24	1,955	2,231
Series 2020:
5% 11/15/26	375	453
5% 11/15/27	185	229
Allen County Hosp. Facilities Rev.:
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	5,280	5,485
Series 2020 A, 5% 12/1/23	1,045	1,163
American Muni. Pwr., Inc. Rev. Bonds:
Series 2019 A, 2.3%, tender 2/15/22 (a)	6,200	6,215
Series 2021 A2, 1%, tender 8/15/24 (a)	2,150	2,183
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/24 (FSA Insured)	1,175	1,313
5% 1/1/25 (FSA Insured)	1,225	1,420
5% 1/1/26 (FSA Insured)	490	566
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,100	2,173
5% 6/15/23	1,815	1,941
Franklin County Hosp. Facilities Rev. Series 2016 C, 5% 11/1/23	2,800	3,105
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/21	2,000	2,028
Hamilton County HealthCare Facilities Rev. Series 2012, 5.25% 6/1/26	1,000	1,038
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/27	1,000	1,250
5% 8/1/28	1,000	1,280
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.)) Series 2021:
5% 8/1/27	575	719
5% 8/1/28	500	640
Ohio Cap. Facilities Lease (Adult Correctional Bldg. Fund Projs.) Series 2021 A:
5% 10/1/23	2,360	2,613
5% 10/1/25	2,000	2,380
5% 10/1/26	1,750	2,147
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/22	1,665	1,705
5% 1/1/23	1,955	2,096
5% 1/1/24	1,865	2,084
5% 1/1/25	2,035	2,362
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	345	388
Ohio Spl. Oblig. Series 2020 A, 5% 2/1/22	1,525	1,568
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/22	1,075	1,106
5% 2/15/23	2,075	2,231
5% 2/15/24	3,215	3,592
5% 2/15/25	2,065	2,390
5% 2/15/26	1,285	1,535
Series 2019, 5% 2/15/29	2,220	2,606
Univ. of Akron Gen. Receipts Series 2019 A:
5% 1/1/23	445	476
5% 1/1/24	760	847
5% 1/1/25	1,100	1,271

TOTAL OHIO		68,829

Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/24	500	563
5% 8/15/25	500	580
5% 8/15/26	800	953
Oklahoma Dev. Fin. Auth. Rev. Series 2004 A, 2.375% 12/1/21 (a)	1,320	1,331
Oklahoma Hsg. Fin. Agcy. Collateralized Bonds Series 2019, 1.6%, tender 1/1/22	480	483
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 D, 5% 1/1/25	775	899

TOTAL OKLAHOMA		4,809

Oregon - 1.3%
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2000 A, 2.4%, tender 5/2/22 (a)(b)	2,500	2,505
Series 2003 A, 2.4%, tender 5/2/22 (a)(b)	2,275	2,316
Oregon Bus. Dev. Commission Bonds Series 250, 5%, tender 3/1/22 (a)(b)	13,550	13,961
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	21,105	21,980
Oregon Facilities Auth. Rev. (Samaritan Health Svcs. Proj.):
Series 2020 A:
5% 10/1/24	200	227
5% 10/1/25	225	264
5% 10/1/26	150	181
Series A, 5% 10/1/27	150	185
Oregon State Hsg. & Cmnty. Svcs. Dept. (Single Family Mtg. Prog.) Series A, 3.5% 1/1/51	1,780	1,974
Port of Portland Arpt. Rev.:
Series 2020 27 A, 5% 7/1/29 (b)	430	553
Series 26 C, 5% 7/1/23 (b)	2,140	2,334
Series 27 A, 5% 7/1/26 (b)	1,515	1,823

TOTAL OREGON		48,303

Pennsylvania - 1.9%
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 A:
4% 6/1/25	200	227
5% 6/1/26	1,000	1,208
Commonwealth Fing. Auth. Rev. Series 2020 A:
5% 6/1/24	1,475	1,674
5% 6/1/25	1,150	1,352
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	2,445	2,486
Series B, 1.8%, tender 8/15/22 (a)	5,280	5,365
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	190	205
Series 2019, 5% 9/1/29	1,000	1,291
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2019 A, 0.18%, tender 7/15/21 (a)(b)	2,100	2,100
(Waste Mgmt., Inc. Proj.):
Series 2009, 2.8%, tender 12/1/21 (a)	1,700	1,719
Series 2010 B, 0.15%, tender 7/1/21 (a)	500	500
Series 2017 A, 0.7%, tender 8/2/21 (a)(b)	8,000	8,003
Series 2011, 2.15%, tender 7/1/24 (a)(b)	1,000	1,052
Pennsylvania Gen. Oblig. Series 2017, 5% 1/1/27	3,955	4,883
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2014:
5% 12/1/21	270	275
5% 12/1/22	835	892
Series 2016 C, 5% 8/15/25	2,855	3,387
Pennsylvania Hsg. Fin. Agcy. Series 2020 13 2A, 3.5% 4/1/51	1,065	1,153
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/21	1,140	1,140
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/21	4,070	4,147
5% 12/1/21 (Escrowed to Maturity)	820	836
Philadelphia Arpt. Rev.:
Series 2015 A, 5% 6/15/24 (b)	600	681
Series 2017 A, 5% 7/1/24	490	558
Series 2017 B:
5% 7/1/24 (b)	4,790	5,443
5% 7/1/25 (b)	1,700	1,993
Series 2021:
5% 7/1/28 (b)	3,100	3,917
5% 7/1/29 (b)	1,830	2,347
Philadelphia Gas Works Rev. Series 15, 5% 8/1/21	1,225	1,230
Philadelphia School District:
Series 2018 A:
5% 9/1/24	1,000	1,142
5% 9/1/25	700	826
5% 9/1/26	750	912
Series 2019 A:
5% 9/1/21	985	993
5% 9/1/22	1,250	1,319
5% 9/1/23	315	346
5% 9/1/24	1,050	1,199
5% 9/1/25	1,200	1,417
Series 2019 B, 5% 9/1/24	1,000	1,142
Reading School District Series 2017:
5% 3/1/25 (FSA Insured)	320	370
5% 3/1/26 (FSA Insured)	260	310
5% 3/1/27 (FSA Insured)	250	306
5% 3/1/28 (FSA Insured)	245	301

TOTAL PENNSYLVANIA		70,647

Rhode Island - 1.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/22	1,955	2,031
5% 5/15/23	1,180	1,272
5% 5/15/24	2,300	2,570
5% 5/15/25	5,385	6,211
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	5,910	6,925
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	895	989
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	1,550	1,711
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2019 A:
5% 12/1/23 (b)	750	830
5% 12/1/24 (b)	1,000	1,145
5% 12/1/25 (b)	1,250	1,472
5% 12/1/26 (b)	1,000	1,207
5% 12/1/28 (b)	510	640
Series 2021 A, 5% 12/1/27 (b)	900	1,108
Series A:
4% 12/1/26 (b)	1,350	1,481
5% 12/1/26 (b)	1,200	1,449
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/24	1,885	2,146
5% 6/1/26	3,425	4,028
5% 6/1/27	980	1,148

TOTAL RHODE ISLAND		38,363

South Carolina - 0.7%
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	2,020	2,085
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	2,565	2,759
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	4,345	4,825
5% 12/1/26	1,075	1,249
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	1,280	1,442
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C:
5% 12/1/22	1,075	1,147
5% 12/1/23	4,890	5,436
Series 2015 A, 5% 12/1/25	1,000	1,169
Series 2015 C, 5% 12/1/22	1,360	1,451
Series A, 5% 12/1/23	2,995	3,329

TOTAL SOUTH CAROLINA		24,892

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2014 B:
4% 11/1/21	490	496
5% 11/1/22	365	388

TOTAL SOUTH DAKOTA		884

Tennessee - 1.1%
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/21	650	650
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B:
5% 7/1/26 (b)	2,000	2,406
5% 7/1/27 (b)	2,435	3,008
5% 7/1/28 (b)	3,125	3,950
5% 7/1/29 (b)	3,800	4,885
5% 7/1/30 (b)	3,000	3,911
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	11,590	13,199
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	6,040	6,412

TOTAL TENNESSEE		38,421

Texas - 9.5%
Aledo Independent School District Series 2015, 0% 2/15/24	1,195	1,183
Austin Arpt. Sys. Rev.:
Series 2019 B:
5% 11/15/23 (b)	620	688
5% 11/15/24 (b)	675	777
5% 11/15/25 (b)	650	771
Series 2019, 5% 11/15/24 (b)	2,500	2,878
Austin Independent School District Series 2015 B, 5% 8/1/25	2,050	2,427
Birdville Independent School District Series 2021, 5% 2/15/26	800	962
Central Reg'l. Mobility Auth.:
Series 2016:
5% 1/1/22	1,465	1,499
5% 1/1/23	2,395	2,563
5% 1/1/24	3,295	3,669
5% 1/1/26	2,800	3,337
Series 2020 F, 5% 1/1/25	4,455	5,041
Series 2021 C, 5% 1/1/27	6,865	8,104
City of Denton Series 2020 A, 5% 2/15/26	1,025	1,228
Clint Independent School District Series 2015 A, 5% 2/15/26	1,600	1,858
Collin County Series 2020:
5% 2/15/26	1,040	1,248
5% 2/15/27	2,040	2,526
Comal County Series 2017, 4% 2/1/26	1,780	2,055
Cypress-Fairbanks Independent School District:
Bonds:
Series 2014 B1, 1.25%, tender 8/15/22 (a)	2,420	2,448
Series 2015 B2, 2.125%, tender 8/16/21 (a)	16,000	16,037
Series 2020 A, 5% 2/15/25	1,330	1,549
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 A, 5% 11/1/28 (b)	1,000	1,061
Series 2013 F:
5% 11/1/21	2,935	2,982
5% 11/1/22	4,890	5,202
Series 2014 B, 5% 11/1/29 (b)	1,000	1,061
Series 2014 D, 5% 11/1/23 (b)	1,905	2,105
Series 2020 A, 5% 11/1/26	2,595	3,189
Dallas Gen. Oblig. Series 2018, 5% 2/15/25	2,060	2,398
Dallas Independent School District:
Bonds:
Series 2016, 5%, tender 2/15/22 (a)	150	154
Series B6:
5%, tender 2/15/22 (a)	3,865	3,981
5%, tender 2/15/22 (a)	3,900	4,018
Series 2021, 4% 2/15/25	1,835	2,076
Denton Independent School District:
Bonds Series 2014 B, 2%, tender 8/1/24 (a)	1,970	2,067
Series 2016, 0% 8/15/25	1,610	1,573
El Paso Independent School District Series 2020:
5% 8/15/23	500	551
5% 8/15/24	650	744
Fort Bend Independent School District Bonds:
Series 2019 A, 1.95%, tender 8/1/22 (a)	8,445	8,596
Series 2020 B, 0.875%, tender 8/1/25 (a)	12,220	12,333
Series 2021 B, 0.72%, tender 8/1/26 (a)	3,535	3,526
Series D, 1.5%, tender 8/1/21 (a)	2,990	2,993
Fort Worth Gen. Oblig.:
Series 2015 A, 5% 3/1/23	1,670	1,803
Series 2020:
5% 3/1/26	3,800	4,571
5% 3/1/27	4,050	5,014
5% 3/1/27	4,130	5,113
Fort Worth Independent School District:
Series 2015, 5% 2/15/22	1,580	1,628
Series 2019 B, 5% 2/15/25	1,620	1,887
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2016, 5% 11/15/25	1,500	1,769
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/26 (a)	6,545	8,001
Series 2020 A, 0.9%, tender 5/15/25 (a)	1,850	1,851
Series 2020 C, 5%, tender 12/1/26 (a)	7,000	8,573
Series 2014 A, 5% 12/1/26	1,085	1,243
Houston Arpt. Sys. Rev.:
Series 2012 A, 5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100) (b)	3,720	3,894
Series 2018 A:
5% 7/1/23 (b)	750	821
5% 7/1/25 (b)	1,550	1,818
Series 2018 B, 5% 7/1/22	1,000	1,048
Series 2018 C:
5% 7/1/23 (b)	1,500	1,642
5% 7/1/26 (b)	500	603
5% 7/1/27 (b)	720	890
Series 2020 B, 5% 7/1/26	2,250	2,738
Houston Independent School District Bonds Series 2014 A, 4%, tender 6/1/23 (a)	6,270	6,712
Kilgore Independent School District Series 2020, 5% 2/15/26	1,075	1,294
Leander Independent School District Series 2013 A, 0% 8/15/21	1,870	1,870
Lewisville Independent School District Series 1996, 0% 8/15/21	2,110	2,110
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/22 (b)	1,000	1,062
5% 11/1/23 (b)	2,125	2,355
5% 11/1/26 (b)	1,075	1,268
Lower Colorado River Auth. Rev. (Lcra Transmission Svcs. Corp. Proj.) Series 2021, 5% 5/15/25	1,315	1,539
Mansfield Independent School District Series 2016, 5% 2/15/24	4,185	4,691
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (a)	1,645	1,720
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2020 B, 0.2%, tender 9/1/21 (a)(b)	5,000	5,000
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	2,425	2,878
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (a)	2,345	2,451
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,545	1,629
North Texas Tollway Auth. Rev. Series 2019 B, 5% 1/1/25	1,435	1,663
Northside Independent School District Bonds:
Series 2019, 1.6%, tender 8/1/24 (a)	7,840	8,104
Series 2020, 0.7%, tender 6/1/25 (a)	9,665	9,700
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (a)	6,615	6,823
Pearland Gen. Oblig. Series 2020, 5% 3/1/24	715	805
Pflugerville Independent School District Bonds Series 2019 B, 2.5%, tender 8/15/23 (a)	1,480	1,547
Pharr San Juan Alamo Independent School District Series 2016, 5% 2/1/26	1,130	1,312
Prosper Independent School District Bonds Series 2019 B, 2%, tender 8/15/23 (a)	10,000	10,354
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/22 (b)	705	738
5% 7/1/22 (b)	690	722
5% 7/1/23 (b)	555	607
5% 7/1/23 (b)	505	551
5% 7/1/24 (b)	1,750	1,988
5% 7/1/24 (b)	1,000	1,133
5% 7/1/25 (b)	1,250	1,466
5% 7/1/25 (b)	1,350	1,578
5% 7/1/26 (b)	1,500	1,810
5% 7/1/26 (b)	1,250	1,504
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2015 B, 2%, tender 12/1/21 (a)	3,965	3,970
Series 2015 D, 1.125%, tender 12/1/26 (a)	10,810	10,968
Series 2018, 2.75%, tender 12/1/22 (a)	10,100	10,444
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/21	980	989
5% 9/15/22	3,365	3,552
San Antonio Wtr. Sys. Rev. Bonds Series 2013 F, 2%, tender 11/1/21 (a)	7,920	7,965
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21 (Escrowed to Maturity)	735	739
5% 8/15/23 (Escrowed to Maturity)	980	1,079
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/26	1,465	1,759
Series 2017 A, 5% 2/15/24	1,955	2,193
Tarrant Reg'l. Wtr. District (City of Dallas Proj.) Series 2021 A, 4% 9/1/25	2,815	3,238
Texas Gen. Oblig.:
Bonds Series 2019 C2, 1.85%, tender 8/1/22 (a)	770	771
Series 2020 B:
3% 8/1/25 (b)	4,210	4,619
3% 8/1/26 (b)	4,845	5,395
4% 8/1/27 (b)	5,085	6,034
Tomball Independent School District Bonds Series 2014 B2, 2.125%, tender 8/15/21 (a)	4,920	4,932
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2016, 5% 8/1/23	1,550	1,705
Wichita Falls Independent School District Series 2021:
3% 2/1/22	1,530	1,556
4% 2/1/25	600	678
4% 2/1/26	850	985
4% 2/1/27	1,100	1,303
4% 2/1/28	900	1,086

TOTAL TEXAS		343,309

Utah - 0.5%
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/27 (b)	510	630
Series 2018 A, 5% 7/1/26 (b)	2,550	3,068
Utah County Hosp. Rev. Bonds Series 2020 B2, 5%, tender 8/1/26 (a)	10,605	12,880

TOTAL UTAH		16,578

Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (St. Michael's College Proj.) Series 2012, 5% 10/1/22	300	316
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2017 A, 5% 6/15/27 (b)	560	677
Series 2021 A:
5% 6/15/27 (b)	350	423
5% 6/15/28 (b)	425	519
5% 6/15/29 (b)	400	495

TOTAL VERMONT		2,430

Virginia - 0.8%
Arlington County IDA Hosp. Facilities Series 2020, 5% 7/1/25	500	589
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/21	390	391
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,290	2,597
Gloucester County Indl. Dev. Auth. Bonds Series 2003 A, 2.4%, tender 5/2/22 (a)(b)	1,500	1,527
Halifax County Indl. Dev. Auth. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 0.45%, tender 4/1/22 (a)	3,995	3,999
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 B, 0.75%, tender 9/2/25 (a)	6,750	6,773
Norfolk Arpt. Auth. Series 2021 A:
5% 7/1/27	750	935
5% 7/1/28	1,000	1,277
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	1,185	1,344
5% 6/15/25	980	1,146
5% 6/15/26	1,680	2,026
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2003 A, 2.4%, tender 5/2/22 (a)(b)	945	962
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.):
Series 2009 A, 0.75%, tender 9/2/25 (a)	3,000	3,027
Series 2010 A, 1.2%, tender 5/31/24 (a)	1,725	1,765
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	800	820

TOTAL VIRGINIA		29,178

Washington - 2.3%
King County Hsg. Auth. Rev. Series 2019:
4% 11/1/24	1,075	1,202
4% 11/1/25	1,260	1,443
4% 11/1/30	1,575	1,901
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (a)	18,985	19,026
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (b)	775	845
Series 2016 B:
5% 10/1/21 (b)	2,720	2,751
5% 10/1/22 (b)	2,445	2,586
5% 10/1/23 (b)	2,965	3,264
Series 2019:
5% 4/1/22 (b)	1,785	1,848
5% 4/1/23 (b)	1,985	2,148
5% 4/1/24 (b)	2,000	2,246
5% 4/1/25 (b)	2,005	2,329
Series 2021 C:
5% 8/1/24 (b)	3,290	3,740
5% 8/1/25 (b)	2,660	3,123
5% 8/1/26 (b)	3,655	4,416
5% 8/1/27 (b)	2,260	2,796
5% 8/1/28 (b)	6,320	7,974
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	1,545	1,544
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/22	785	804
5% 1/1/25	660	765
5% 1/1/26	390	468
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	2,170	2,265
Washington Gen. Oblig. Series R 2021 A, 5% 6/1/23	1,670	1,825
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/24	805	854
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	1,450	1,678
5% 8/15/26	2,560	3,041
5% 8/15/27	2,125	2,583
Bonds Series 2019 B, 5%, tender 8/1/24 (a)	4,575	5,128

TOTAL WASHINGTON		84,593

West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1%, tender 9/1/25 (a)(b)	5,650	5,682
Wisconsin - 1.4%
Milwaukee County Arpt. Rev. Series 2013 A:
5% 12/1/22 (b)	1,440	1,533
5.25% 12/1/23 (b)	1,505	1,682
Milwaukee Gen. Oblig. Series 2020 N4, 5% 4/1/23	10,000	10,831
Pub. Fin. Auth. Series 2020 A, 5% 1/1/27	1,085	1,325
Pub. Fin. Auth. Hosp. Rev. Series 2020 A, 5% 6/1/22	300	313
Wisconsin Gen. Oblig. Series 2014 4, 5% 5/1/25	575	664
Wisconsin Health & Edl. Facilities:
(Hosp. Sisters Svcs., Inc.) Series 2014 A, 5% 11/15/22	3,305	3,520
Bonds:
Series 2018 B:
5%, tender 1/25/23 (a)	8,800	9,427
5%, tender 1/31/24 (a)	8,810	9,850
Series 2018 C1, 5%, tender 7/29/26 (a)	905	1,103
Series 2020 C, 5%, tender 2/15/27 (a)	5,000	5,995
Series 2019 A, 2.25% 11/1/26	1,000	1,001
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012, 5% 10/1/21	1,370	1,386
Wisconsin Hsg. & Econ. Dev. Auth. Series 2021 A, 3% 3/1/52	1,590	1,747

TOTAL WISCONSIN		50,377

Wyoming - 0.1%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/27	370	435
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2020 3:
5% 6/1/22 (b)	1,625	1,693
5% 12/1/22 (b)	745	792

TOTAL WYOMING		2,920

TOTAL MUNICIPAL BONDS
(Cost $3,271,632)		3,361,039

Municipal Notes - 4.0%
Arizona - 0.0%
Maricopa County Indl. Dev. Auth. Participating VRDN Series 2021 XG 03 09, 0.13% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	1,700	$1,700
California - 0.0%
Fresno Calif Unified School District Participating VRDN Series 2021 XF 11 04, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	1,100	1,100
Florida - 0.3%
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series XM 08 91, 0.17% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	2,800	2,800
Tampa Hosp. Rev. Participating VRDN:
Series XM 08 85, 0.15% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	6,975	6,975
Series XM 08 86, 0.15% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	1,140	1,140

TOTAL FLORIDA		10,915

Georgia - 0.0%
Griffin-Spalding County Hosp. Participating VRDN Series Floaters XL 00 76, 0.25% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	1,000	1,000
Illinois - 0.2%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series XM 09 17, 0.15% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	2,620	2,620
Series XM 09 18, 0.15% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	2,000	2,000
Metropolitan Pier & Exposition Participating VRDN Series XF 09 65, 0.18% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	2,901	2,901

TOTAL ILLINOIS		7,521

Kentucky - 0.0%
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series XF 10 93, 0.33% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	1,000	1,000
Nebraska - 0.1%
Univ. of Nebraska Facilities Corp. Participating VRDN Series 2021 XF 11 03, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	2,600	2,600
New Jersey - 0.2%
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series XM 09 10, 0.18% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	2,100	2,100
Series XM 09 12, 0.18% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	1,600	1,600
New Jersey Trans. Trust Fund Auth. Participating VRDN Series XF 09 75, 0.25% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	2,100	2,100

TOTAL NEW JERSEY		5,800

New York - 2.4%
Elmira City School District BAN Series 2021, 1.5% 6/24/22	37,315	37,809
New York Metropolitan Trans. Auth. Rev.:
BAN:
Series 2018 C, 5% 9/1/21	3,435	3,462
Series 2019 D1, 5% 9/1/22	38,000	40,082
Participating VRDN:
Series XM 08 89, 0.13% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	2,100	2,100
Series XM 09 35, 0.28% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	800	800
New York Thruway Auth. Gen. Rev. Participating VRDN Series XF 09 18, 0.13% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	700	700
New York Trans. Dev. Corp. RAN (Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 C, 5% 12/1/21	1,235	1,259

TOTAL NEW YORK		86,212

Ohio - 0.2%
Columbus Gen. Oblig. Participating VRDN Series DB 80 75, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	5,600	5,600
Pennsylvania - 0.2%
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Participating VRDN Series XF 10 95, 0.33% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	6,600	6,600
Tennessee - 0.0%
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Participating VRDN Series XF 10 97, 0.33% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	1,200	1,200
Texas - 0.2%
North Cent Tex Hsg. Fin. Corp. Mu Participating VRDN Series XF 10 99, 0.33% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	1,100	1,100
North Texas Tollway Auth. Rev. Participating VRDN:
Series 2021 XF 12 20, 0.13% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	1,900	1,900
Series 2021 XF 12 25, 0.13% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	1,200	1,200
Series XF 12 21, 0.13% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	2,300	2,300

TOTAL TEXAS		6,500

Utah - 0.2%
Utah Hsg. Corp. Multi-family Hsg. Rev. Participating VRDN Series 2021 XF 11 00, 0.33% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	6,900	6,900
TOTAL MUNICIPAL NOTES
(Cost $144,163)		144,648
	Shares	Value (000s)

Money Market Funds - 6.5%
Fidelity Municipal Cash Central Fund 0.04% (g)(h)
(Cost $235,891)	235,849,839	235,907
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $3,651,686)		3,741,594
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(131,183)
NET ASSETS - 100%		$3,610,411

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

RAN – REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,904,000 or 0.9% of net assets.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Coupon rates are determined by re-marketing agents based on current market conditions.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$54
Total	$54

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.04%	$99,679	$444,802	$308,595	$5	$17	$235,908	14.4%
Total	$99,679	$444,802	$308,595	$5	$17	$235,908

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$3,505,687	$--	$3,505,687	$--
Money Market Funds	235,907	235,907	--	--
Total Investments in Securities:	$3,741,594	$235,907	$3,505,687	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	27.6%
Transportation	22.0%
Health Care	14.6%
Electric Utilities	7.2%
Others* (Individually Less Than 5%)	28.6%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,415,795)	$3,505,686
Fidelity Central Funds (cost $235,891)	235,908
Total Investment in Securities (cost $3,651,686)		$3,741,594
Cash		3,227
Receivable for fund shares sold		11,863
Interest receivable		33,794
Distributions receivable from Fidelity Central Funds		9
Receivable from investment adviser for expense reductions		340
Other receivables		3
Total assets		3,790,830
Liabilities
Payable for investments purchased
Regular delivery	$25,539
Delayed delivery	150,143
Payable for fund shares redeemed	2,422
Distributions payable	857
Accrued management fee	1,031
Distribution and service plan fees payable	59
Other affiliated payables	330
Other payables and accrued expenses	38
Total liabilities		180,419
Net Assets		$3,610,411
Net Assets consist of:
Paid in capital		$3,518,972
Total accumulated earnings (loss)		91,439
Net Assets		$3,610,411
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($227,738.1 ÷ 20,959.5 shares)(a)		$10.87
Maximum offering price per share (100/97.25 of $10.87)		$11.18
Class M:
Net Asset Value and redemption price per share ($8,080.4 ÷ 744.5 shares)(a)		$10.85
Maximum offering price per share (100/97.25 of $10.85)		$11.16
Class C:
Net Asset Value and offering price per share ($9,820.3 ÷ 905.5 shares)(a)		$10.85
Limited Term Municipal Income:
Net Asset Value, offering price and redemption price per share ($2,579,571.9 ÷ 237,825.3 shares)		$10.85
Class I:
Net Asset Value, offering price and redemption price per share ($396,994.2 ÷ 36,582.1 shares)		$10.85
Class Z:
Net Asset Value, offering price and redemption price per share ($388,206.5 ÷ 35,775.9 shares)		$10.85

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2021 (Unaudited)
Investment Income
Interest		$29,087
Income from Fidelity Central Funds		54
Total income		29,141
Expenses
Management fee	$5,997
Transfer agent fees	1,660
Distribution and service plan fees	347
Accounting fees and expenses	294
Custodian fees and expenses	14
Independent trustees' fees and expenses	4
Registration fees	124
Audit	29
Legal	3
Miscellaneous	9
Total expenses before reductions	8,481
Expense reductions	(1,870)
Total expenses after reductions		6,611
Net investment income (loss)		22,530
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,516
Fidelity Central Funds	5
Total net realized gain (loss)		1,521
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(9,215)
Fidelity Central Funds	17
Total change in net unrealized appreciation (depreciation)		(9,198)
Net gain (loss)		(7,677)
Net increase (decrease) in net assets resulting from operations		$14,853

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,530	$47,935
Net realized gain (loss)	1,521	2,791
Change in net unrealized appreciation (depreciation)	(9,198)	43,009
Net increase (decrease) in net assets resulting from operations	14,853	93,735
Distributions to shareholders	(22,549)	(51,432)
Share transactions - net increase (decrease)	298,871	329,384
Total increase (decrease) in net assets	291,175	371,687
Net Assets
Beginning of period	3,319,236	2,947,549
End of period	$3,610,411	$3,319,236

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Limited Term Municipal Income Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.89	$10.72	$10.49	$10.53	$10.45	$10.64
Income from Investment Operations
Net investment income (loss)A	.056	.141	.150	.135	.122	.118
Net realized and unrealized gain (loss)	(.020)	.183	.250	(.038)	.086	(.188)
Total from investment operations	.036	.324	.400	.097	.208	(.070)
Distributions from net investment income	(.056)	(.142)	(.150)	(.135)	(.121)	(.118)
Distributions from net realized gain	–	(.012)	(.020)	(.002)	(.007)	(.002)
Total distributions	(.056)	(.154)	(.170)	(.137)	(.128)	(.120)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$10.87	$10.89	$10.72	$10.49	$10.53	$10.45
Total ReturnC,D,E	.34%	3.04%	3.83%	.93%	2.00%	(.68)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.81%H	.80%	.80%	.81%	.81%	.80%
Expenses net of fee waivers, if any	.66%H	.66%	.78%	.81%	.81%	.80%
Expenses net of all reductions	.66%H	.66%	.78%	.81%	.81%	.80%
Net investment income (loss)	1.04%H	1.31%	1.41%	1.28%	1.15%	1.10%
Supplemental Data
Net assets, end of period (in millions)	$228	$202	$180	$155	$234	$317
Portfolio turnover rateI	22%H	19%	43%	27%J	33%	31%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Municipal Income Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$10.70	$10.47	$10.51	$10.43	$10.62
Income from Investment Operations
Net investment income (loss)A	.057	.142	.154	.139	.126	.121
Net realized and unrealized gain (loss)	(.020)	.182	.250	(.038)	.087	(.188)
Total from investment operations	.037	.324	.404	.101	.213	(.067)
Distributions from net investment income	(.057)	(.142)	(.154)	(.139)	(.126)	(.121)
Distributions from net realized gain	–	(.012)	(.020)	(.002)	(.007)	(.002)
Total distributions	(.057)	(.154)	(.174)	(.141)	(.133)	(.123)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$10.85	$10.87	$10.70	$10.47	$10.51	$10.43
Total ReturnC,D,E	.34%	3.06%	3.88%	.98%	2.04%	(.65)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.73%H	.74%	.75%	.76%	.77%	.77%
Expenses net of fee waivers, if any	.65%H	.65%	.74%	.76%	.76%	.77%
Expenses net of all reductions	.65%H	.65%	.74%	.76%	.76%	.77%
Net investment income (loss)	1.05%H	1.32%	1.45%	1.33%	1.19%	1.14%
Supplemental Data
Net assets, end of period (in millions)	$8	$10	$12	$15	$17	$20
Portfolio turnover rateI	22%H	19%	43%	27%J	33%	31%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Municipal Income Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$10.70	$10.47	$10.51	$10.43	$10.62
Income from Investment Operations
Net investment income (loss)A	.018	.064	.072	.057	.043	.038
Net realized and unrealized gain (loss)	(.020)	.182	.250	(.038)	.087	(.188)
Total from investment operations	(.002)	.246	.322	.019	.130	(.150)
Distributions from net investment income	(.018)	(.064)	(.072)	(.057)	(.043)	(.038)
Distributions from net realized gain	–	(.012)	(.020)	(.002)	(.007)	(.002)
Total distributions	(.018)	(.076)	(.092)	(.059)	(.050)	(.040)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$10.85	$10.87	$10.70	$10.47	$10.51	$10.43
Total ReturnC,D,E	(.02)%	2.31%	3.08%	.19%	1.24%	(1.42)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.53%H	1.52%	1.54%	1.55%	1.55%	1.55%
Expenses net of fee waivers, if any	1.38%H	1.38%	1.52%	1.55%	1.55%	1.55%
Expenses net of all reductions	1.38%H	1.38%	1.52%	1.54%	1.55%	1.55%
Net investment income (loss)	.32%H	.59%	.67%	.55%	.41%	.35%
Supplemental Data
Net assets, end of period (in millions)	$10	$15	$20	$32	$40	$53
Portfolio turnover rateI	22%H	19%	43%	27%J	33%	31%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$10.70	$10.47	$10.51	$10.43	$10.63
Income from Investment Operations
Net investment income (loss)A	.072	.172	.185	.170	.157	.152
Net realized and unrealized gain (loss)	(.020)	.182	.250	(.038)	.087	(.198)
Total from investment operations	.052	.354	.435	.132	.244	(.046)
Distributions from net investment income	(.072)	(.172)	(.185)	(.170)	(.157)	(.152)
Distributions from net realized gain	–	(.012)	(.020)	(.002)	(.007)	(.002)
Total distributions	(.072)	(.184)	(.205)	(.172)	(.164)	(.154)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$10.85	$10.87	$10.70	$10.47	$10.51	$10.43
Total ReturnC,D	.48%	3.34%	4.18%	1.28%	2.35%	(.45)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%G	.46%	.46%	.46%	.47%	.48%
Expenses net of fee waivers, if any	.37%G	.37%	.45%	.46%	.47%	.48%
Expenses net of all reductions	.37%G	.37%	.45%	.46%	.47%	.48%
Net investment income (loss)	1.33%G	1.60%	1.74%	1.63%	1.49%	1.43%
Supplemental Data
Net assets, end of period (in millions)	$2,580	$2,420	$2,245	$2,393	$2,740	$2,779
Portfolio turnover rateH	22%G	19%	43%	27%I	33%	31%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Municipal Income Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.88	$10.71	$10.48	$10.51	$10.44	$10.63
Income from Investment Operations
Net investment income (loss)A	.072	.172	.178	.162	.149	.145
Net realized and unrealized gain (loss)	(.030)	.183	.250	(.028)	.077	(.188)
Total from investment operations	.042	.355	.428	.134	.226	(.043)
Distributions from net investment income	(.072)	(.173)	(.178)	(.162)	(.149)	(.145)
Distributions from net realized gain	–	(.012)	(.020)	(.002)	(.007)	(.002)
Total distributions	(.072)	(.185)	(.198)	(.164)	(.156)	(.147)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$10.85	$10.88	$10.71	$10.48	$10.51	$10.44
Total ReturnC,D	.39%	3.34%	4.11%	1.29%	2.17%	(.42)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.55%G	.55%	.54%	.54%	.54%	.55%
Expenses net of fee waivers, if any	.37%G	.37%	.51%	.54%	.54%	.55%
Expenses net of all reductions	.37%G	.37%	.51%	.54%	.54%	.54%
Net investment income (loss)	1.33%G	1.60%	1.68%	1.55%	1.42%	1.36%
Supplemental Data
Net assets, end of period (in millions)	$397	$335	$276	$269	$327	$297
Portfolio turnover rateH	22%G	19%	43%	27%I	33%	31%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Municipal Income Fund Class Z

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$10.71	$10.48	$10.41
Income from Investment Operations
Net investment income (loss)B	.075	.178	.189	.048
Net realized and unrealized gain (loss)	(.020)	.173	.250	.067
Total from investment operations	.055	.351	.439	.115
Distributions from net investment income	(.075)	(.179)	(.189)	(.045)
Distributions from net realized gain	–	(.012)	(.020)	–
Total distributions	(.075)	(.191)	(.209)	(.045)
Redemption fees added to paid in capitalB	–	–	–	–
Net asset value, end of period	$10.85	$10.87	$10.71	$10.48
Total ReturnC,D	.51%	3.31%	4.22%	1.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	.43%G	.43%	.43%	.43%G
Expenses net of fee waivers, if any	.31%G	.31%	.40%	.43%G
Expenses net of all reductions	.31%G	.31%	.40%	.43%G
Net investment income (loss)	1.39%G	1.66%	1.79%	1.78%G
Supplemental Data
Net assets, end of period (in millions)	$388	$336	$214	$28
Portfolio turnover rateH	22%G	19%	43%	27%I

 A For the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Limited Term Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Limited Term Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Prior to June 21, 2021, Class C shares automatically converted to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$91,064
Gross unrealized depreciation	(1,129)
Net unrealized appreciation (depreciation)	$89,935
Tax cost	$3,651,659

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Limited Term Municipal Income Fund	698,381	357,254

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$268	$50
Class M	-%	.25%	11	–(a)
Class C	.75%	.25%	68	12
			$347	$62

 (a) Amount represents less than $500.

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75%or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$11
Class M	1
Class C(a)	–(b)
$12

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) Amount represents less than $500.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$188.18
Class M	4.10
Class C	9.14
Limited Term Municipal Income	1,066.09
Class I	304.17
Class Z	89.05
	$1,660

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Limited Term Municipal Income Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Limited Term Municipal Income Fund	7,071	–

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Limited Term Municipal Income Fund	$3

7. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2022. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	.66%	$156
Class M	.65%	3
Class C	1.38%	10
Limited Term Municipal Income	.37%	1,167
Class I	.37%	319
Class Z	.31%	209
		$1,864

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2021	Year ended December 31, 2020
Fidelity Limited Term Municipal Income Fund
Distributions to shareholders
Class A	$1,110	$2,606
Class M	45	156
Class C	22	121
Limited Term Municipal Income	16,524	38,803
Class I	2,397	5,099
Class Z	2,451	4,647
Total	$22,549	$51,432

9. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2021	Year ended December 31, 2020	Six months ended June 30, 2021	Year ended December 31, 2020
Fidelity Limited Term Municipal Income Fund
Class A
Shares sold	4,833	6,740	$52,581	$72,679
Reinvestment of distributions	98	232	1,061	2,499
Shares redeemed	(2,558)	(5,142)	(27,824)	(54,968)
Net increase (decrease)	2,373	1,830	$25,818	$20,210
Class M
Shares sold	27	267	$295	$2,823
Reinvestment of distributions	4	14	43	145
Shares redeemed	(172)	(505)	(1,867)	(5,432)
Net increase (decrease)	(141)	(224)	$(1,529)	$(2,464)
Class C
Shares sold	207	383	$2,254	$4,111
Reinvestment of distributions	2	10	20	110
Shares redeemed	(716)	(863)	(7,768)	(9,248)
Net increase (decrease)	(507)	(470)	$(5,494)	$(5,027)
Limited Term Municipal Income
Shares sold	44,632	74,997	$484,852	$806,919
Reinvestment of distributions	1,112	2,638	12,070	28,386
Shares redeemed	(30,578)	(64,776)	(331,955)	(691,829)
Net increase (decrease)	15,166	12,859	$164,967	$143,476
Class I
Shares sold	10,268	16,173	$111,556	$173,940
Reinvestment of distributions	204	434	2,210	4,668
Shares redeemed	(4,724)	(11,558)	(51,332)	(123,393)
Net increase (decrease)	5,748	5,049	$62,434	$55,215
Class Z
Shares sold	8,905	17,243	$96,753	$185,601
Reinvestment of distributions	166	326	1,799	3,508
Shares redeemed	(4,223)	(6,670)	(45,877)	(71,135)
Net increase (decrease)	4,848	10,899	$52,675	$117,974

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity Limited Term Municipal Income Fund
Class A	.66%
Actual		$1,000.00	$1,003.40	$3.28
Hypothetical-C		$1,000.00	$1,021.52	$3.31
Class M	.65%
Actual		$1,000.00	$1,003.40	$3.23
Hypothetical-C		$1,000.00	$1,021.57	$3.26
Class C	1.38%
Actual		$1,000.00	$999.80	$6.84
Hypothetical-C		$1,000.00	$1,017.95	$6.90
Limited Term Municipal Income	.37%
Actual		$1,000.00	$1,004.80	$1.84
Hypothetical-C		$1,000.00	$1,022.96	$1.86
Class I	.37%
Actual		$1,000.00	$1,003.90	$1.84
Hypothetical-C		$1,000.00	$1,022.96	$1.86
Class Z	.31%
Actual		$1,000.00	$1,005.10	$1.54
Hypothetical-C		$1,000.00	$1,023.26	$1.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

STM-SANN-0821
1.701069.123

Fidelity Flex® Funds

Fidelity Flex® Conservative Income Municipal Bond Fund

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Maturity Diversification as of June 30, 2021

% of fund's investments
1 - 7	37.3
8 - 30	0.4
31 - 60	5.0
61 - 90	3.2
91 - 180	11.5
> 180	42.6

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Top Five States as of June 30, 2021

% of fund's net assets
Texas	11.9
Illinois	8.8
New York	8.0
New Jersey	7.8
Florida	5.9

Top Five Sectors as of June 30, 2021

% of fund's net assets
Transportation	17.4
Health Care	14.2
Industrial Development	13.3
General Obligations	11.8
Synthetics	11.5

Quality Diversification (% of fund's net assets)

As of June 30, 2021
AAA	2.8%
AA,A	62.2%
BBB	4.1%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	30.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 69.7%
	Principal Amount	Value
Alabama - 0.2%
Black Belt Energy Gas District Bonds Series 2017 A, 4%, tender 7/1/22 (a)	250,000	258,188
Arizona - 1.3%
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (a)(b)	100,000	112,838
Glendale Trans. Excise Tax Rev. Series 2015, 5% 7/1/21 (FSA Insured)	150,000	150,000
Maricopa County Indl. Dev. Auth. Series 2019 A, 5% 9/1/21	195,000	196,543
Maricopa County Rev.:
Bonds Series 2019 B, SIFMA Municipal Swap Index + 0.380% 0.41%, tender 10/18/22 (a)(c)	$190,000	$189,739
Series 2016 A:
5% 1/1/22	100,000	102,400
5% 1/1/23	100,000	107,190
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/22 (b)	265,000	277,613
Series 2017 A, 5% 7/1/21 (b)	290,000	290,000
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/21	100,000	100,000

TOTAL ARIZONA		1,526,323

California - 3.2%
California Gen. Oblig. Series 2015, 5% 8/1/21	100,000	100,395
California Health Facilities Fing. Auth. Rev.:
Series 2011 D, 5% 8/15/21 (Escrowed to Maturity)	100,000	100,579
Series 2011, 5% 8/15/21	100,000	100,584
Series 2013 A, 5% 7/1/22	180,000	188,734
Series 2015, 5% 11/15/22	150,000	160,004
Series 2016 A:
4% 3/1/23	115,000	122,184
5% 8/15/21	240,000	241,369
5% 8/15/21	250,000	251,460
Series B, 4% 8/15/21	100,000	100,466
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2021 A, 0.22%, tender 7/1/21 (a)(b)	200,000	200,001
Series 2021 B, 0.3%, tender 7/1/21 (a)(b)	100,000	100,001
California State Univ. Rev. Series 2011 A, 5% 11/1/22 (Pre-Refunded to 11/1/21 @ 100)	115,000	116,842
California Statewide Cmntys. Dev. Auth. Rev. Series 2018 A, 5% 3/1/23	110,000	118,698
Long Beach Hbr. Rev. Series 2020 B, 5% 5/15/24 (b)	150,000	168,907
Los Angeles Dept. Arpt. Rev.:
Series 2015, 5% 5/15/23 (b)	100,000	108,944
Series 2016 B, 5% 5/15/22 (b)	100,000	104,150
Series 2019 E, 4% 5/15/23	125,000	133,825
Series A, 5% 5/15/23 (b)	140,000	152,384
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A:
4.5% 7/1/21	150,000	150,000
5% 7/1/21	100,000	100,000
Series 2011, 5% 7/1/22	125,000	125,000
Los Angeles Unified School District Series 2016 A, 4% 7/1/21	100,000	100,000
Northern California Pwr. Agcy. Rev. Series 2019 A, 5% 8/1/23	100,000	109,264
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2013 B:
5% 7/1/21 (b)	100,000	100,000
5% 7/1/22 (b)	150,000	157,078
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2016 D, 5% 5/1/24	100,000	113,324
San Jose Int. Arpt. Rev.:
Series 2014 A, 5% 3/1/23 (Escrowed to Maturity) (b)	100,000	107,847
Series 2017 A, 5% 3/1/23 (Escrowed to Maturity) (b)	100,000	107,847

TOTAL CALIFORNIA		3,739,887

Colorado - 1.1%
Colorado Health Facilities Auth. Series 2019 A:
5% 1/1/22	320,000	327,680
5% 1/1/23	165,000	176,863
Colorado Health Facilities Auth. Rev. Series 2014 E, 5% 11/15/24	200,000	226,927
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 4% 11/15/21	100,000	101,437
Denver City & County Arpt. Rev.:
Series 2012 A, 5% 11/15/24 (b)	100,000	106,469
Series 2012 B, 5% 11/15/22	215,000	229,185
Series 2020 B1:
5% 11/15/21 (b)	55,000	55,977
5% 11/15/22 (b)	55,000	58,542

TOTAL COLORADO		1,283,080

Connecticut - 3.3%
Connecticut Gen. Oblig.:
Series 2012 E, 5% 9/15/22	210,000	222,293
Series 2016 A, 5% 3/15/24	200,000	225,349
Series 2020 A, 5% 1/15/23	145,000	155,808
Series B, 5% 5/15/23	400,000	400,269
Series D, 4% 11/1/21	200,000	202,564
Series E:
4% 9/15/21	100,000	100,787
5% 9/1/22	175,000	184,917
5% 9/15/22	200,000	211,708
Connecticut Health & Edl. Facilities Auth. Rev.:
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	130,000	130,000
Bonds:
Series 2010 A4, 2%, tender 2/8/22 (a)	100,000	101,098
Series 2014 A, 1.1%, tender 2/7/23 (a)	300,000	304,240
Series 2017 C2, 5%, tender 2/1/23 (a)	275,000	295,991
Series 2017 I1, 5% 7/1/22	100,000	104,718
Series D, 5% 7/1/21	100,000	100,000
Connecticut Hsg. Fin. Auth. Series C, 5% 11/15/23 (b)	100,000	110,096
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	115,000	123,250
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A:
5% 1/1/24	150,000	160,667
5% 1/1/24	100,000	107,111
Series 2016 A, 5% 9/1/21	220,000	221,759
Series A, 5% 5/1/23	325,000	353,789

TOTAL CONNECTICUT		3,816,414

District Of Columbia - 1.1%
District of Columbia Hosp. Rev. Series 2015, 5% 7/15/21	125,000	125,216
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/21 (Escrowed to Maturity) (b)	205,000	207,404
5% 10/1/22 (b)	20,000	20,235
Series 2014 A:
5% 10/1/23 (b)	100,000	110,629
5% 10/1/24 (b)	110,000	126,319
Series 2017 A:
5% 10/1/22 (b)	355,000	376,126
5% 10/1/24 (b)	100,000	114,835
Series 2019 A:
5% 10/1/21 (b)	10,000	10,118
5% 10/1/22 (b)	5,000	5,298
Series 2019 B, 5% 10/1/22	100,000	106,016
Series 2020 A, 5% 10/1/22 (b)	85,000	90,058

TOTAL DISTRICT OF COLUMBIA		1,292,254

Florida - 5.2%
Broward County Arpt. Sys. Rev.:
Series 2012 P-2, 5% 10/1/21	240,000	242,888
Series 2012 P2, 5% 10/1/23	135,000	143,034
Series 2012 Q1, 5% 10/1/21	195,000	197,347
series 2012 Q1, 5% 10/1/22	125,000	132,569
Series 2015 C, 5% 10/1/22 (b)	275,000	291,472
Series 2017, 5% 10/1/23 (b)	125,000	138,077
Series 2019 A, 5% 10/1/21 (b)	100,000	101,191
Series 2019 B, 5% 10/1/23 (b)	100,000	110,462
Broward County School Board Ctfs. of Prtn.:
Series 2011 A, 5% 7/1/21	115,000	115,000
Series 2012 A, 5% 7/1/21	125,000	125,000
Series 2016, 5% 7/1/21	130,000	130,000
Citizens Property Ins. Corp. Series 2015 A1, 5% 6/1/25	100,000	115,778
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	100,000	104,140
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A, 5% 10/1/22	180,000	189,409
Florida Muni. Pwr. Agcy. Rev.:
Series 2011 B, 5% 10/1/22	100,000	101,155
Series 2015 B, 5% 10/1/22	200,000	211,746
Series 2016 A, 5% 10/1/21	350,000	354,088
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2011 B, 4% 10/1/22 (b)	150,000	151,408
Series 2019 A, 5% 10/1/22 (b)	105,000	111,276
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/21 (FSA Insured)	200,000	202,326
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2013 A:
5% 10/1/21	100,000	101,191
5% 10/1/22	115,000	121,888
Series 2013 B, 5% 10/1/21	150,000	151,786
Series 2013 D, 5% 10/1/21	200,000	202,382
Lee County Arpt. Rev. Series 2021 A, 5% 10/1/24 (b)	55,000	63,005
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1, 5% 4/1/22	100,000	103,529
Miami-Dade County Aviation Rev. Series 2016 A, 5% 10/1/23	120,000	132,783
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children Hosp.) Series 2017, 5% 8/1/23	215,000	235,531
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Florida Proj.) Series 2018, 2.85%, tender 8/2/21 (a)(b)	150,000	150,331
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (a)	160,000	180,253
Series 2014 D, 5% 11/1/21	355,000	360,749
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/21 (FSA Insured)	100,000	101,209
Orlando & Orange County Expressway Auth. Rev.:
Series 2012, 5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	225,000	235,777
Series 2013 B, 5% 7/1/23	100,000	109,333
Palm Beach County School Board Ctfs. of Prtn.:
(Palm Beach County School District Proj.) Series 2018 A, 5% 8/1/21	100,000	100,391
Series 2012 C, 5% 8/1/23	115,000	120,977
Pasco County School District Sales Tax Rev. Series 2013, 5% 10/1/21	180,000	182,130
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	100,000	100,389

TOTAL FLORIDA		6,022,000

Georgia - 3.3%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/24 (b)	100,000	113,602
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2013, 1.55%, tender 8/19/22 (a)	100,000	101,393
Cobb County Kennestone Hosp. Auth. Rev.:
(Wellstar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/23	100,000	108,186
Series 2012:
4% 4/1/22	100,000	102,783
5% 4/1/23	100,000	108,186
Georgia Gen. Oblig.:
Series 2016 F, 5% 7/1/21	110,000	110,000
Series 2017 C, 5% 7/1/21	170,000	170,000
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A, 5% 1/1/23	450,000	482,141
Series 2020 A:
5% 1/1/22	100,000	102,385
5% 1/1/23	100,000	107,143
5% 1/1/24	145,000	161,218
Series GG, 5% 1/1/23	190,000	203,571
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 B, 1 month U.S. LIBOR + 0.750% 0.809%, tender 9/1/23 (a)(c)	450,000	452,242
Series 2018 C, 4%, tender 12/1/23 (a)	110,000	118,788
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 0.6%, tender 12/1/23 (a)(c)	930,000	933,660
Series 2019 B, 4%, tender 12/2/24 (a)	265,000	295,334
Series 2018 A, 4% 3/1/23	200,000	212,564

TOTAL GEORGIA		3,883,196

Hawaii - 0.1%
Hawaii Gen. Oblig. Series EP, 5% 8/1/21	100,000	100,395
Idaho - 0.1%
Idaho Hsg.& Fin. Assoc. Single Family Mtg. (Idaho St Garvee Proj.) Series 2017 A, 5% 7/15/23	100,000	109,506
Illinois - 4.7%
Champaign County Cmnty. Unit Series 2020 A, 0% 1/1/24	380,000	373,721
Chicago Midway Arpt. Rev.:
Series 2014 B, 5% 1/1/23	100,000	107,064
Series 2016 A, 5% 1/1/23 (b)	100,000	106,986
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 5% 1/1/22 (Escrowed to Maturity) (b)	120,000	122,794
Series 2013 B, 5% 1/1/22 (Escrowed to Maturity)	100,000	102,405
Series 2013 D, 5% 1/1/22 (Escrowed to Maturity)	215,000	220,170
Series 2016 C:
5% 1/1/22	270,000	276,412
5% 1/1/23	175,000	187,363
Series 2016 D, 5% 1/1/22	100,000	102,375
Cook County Gen. Oblig.:
Series 2012 C, 5% 11/15/21	150,000	152,669
Series 2014 A, 5% 11/15/21	100,000	101,780
Series 2016 A, 5% 11/15/21	100,000	101,780
Illinois Fin. Auth. Rev.:
Series 2012 C, 5% 8/15/21	145,000	145,827
Series 2014 A, 5% 10/1/21	100,000	101,198
Series 2015 A:
5% 11/15/21	200,000	203,529
5% 11/15/22	245,000	260,955
5% 11/15/23	150,000	166,459
5% 11/15/24	100,000	114,828
Series 2016 A, 5% 10/1/22	200,000	211,954
Series 2016 C, 5% 2/15/24	105,000	118,099
Illinois Gen. Oblig.:
Series 2012, 5% 8/1/22 (FSA Insured)	100,000	105,234
Series 2021 A, 5% 3/1/23	70,000	75,384
Series 2021 B, 5% 3/1/22	65,000	67,062
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A, 5% 12/1/22	275,000	293,563
Series 2018 A, 5% 1/1/23	180,000	192,772
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/22 (FSA Insured)	250,000	249,148
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/22	365,000	380,922
5% 6/1/23	370,000	403,344
5% 6/1/24	405,000	458,922

TOTAL ILLINOIS		5,504,719

Indiana - 1.2%
Indiana Fin. Auth. Hosp. Rev.:
Bonds:
Series 2011 H, 1.65%, tender 1/1/22 (a)	145,000	146,066
Series 2011 L:
SIFMA Municipal Swap Index + 0.280% 0.31%, tender 7/1/21 (a)(c)	100,000	100,000
SIFMA Municipal Swap Index + 0.280% 0.31%, tender 7/1/21 (a)(c)	100,000	100,000
Series 2015 B, 1.65%, tender 1/1/22 (a)	50,000	50,368
Series 2016 A, 5% 12/1/21	125,000	127,508
Indiana Fin. Auth. Rev. (Butler Univ. Proj.) Series 2019, 4% 2/1/24	200,000	218,106
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2016 A, 4% 10/1/21	100,000	100,956
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2017 A, 5% 1/1/23	100,000	106,971
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2015 I, 5% 1/1/23 (b)	205,000	218,970
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2016 A, 5%, tender 3/1/23 (a)(b)	200,000	215,868

TOTAL INDIANA		1,384,813

Kentucky - 2.0%
Kenton County Arpt. Board Arpt. Rev. Series 2016, 5% 1/1/23	130,000	139,021
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	100,000	100,827
Kentucky State Property & Buildings Commission Rev.:
Series 2016, 5% 11/1/23	675,000	748,757
Series 2017, 5% 4/1/24	85,000	95,614
Series 2018:
5% 5/1/22	375,000	390,061
5% 5/1/23	65,000	70,708
Series C, 5% 11/1/21	155,000	157,489
Kentucky, Inc. Pub. Energy:
Series 2018 B, 4% 7/1/21	100,000	100,000
Series A, 4% 6/1/22	325,000	335,816
Louisville & Jefferson County Series 2016 A, 5% 10/1/22	140,000	148,241

TOTAL KENTUCKY		2,286,534

Louisiana - 0.2%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/22 (FSA Insured)	100,000	104,400
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (a)	100,000	102,288

TOTAL LOUISIANA		206,688

Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2012 A, 3.25% 7/1/22	100,000	102,966
Massachusetts - 2.9%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	150,000	160,690
Massachusetts Dev. Fin. Agcy. Rev.:
(Suffolk Univ. Proj.) Series 2017, 5% 7/1/21	125,000	125,000
Bonds Series S3, SIFMA Municipal Swap Index + 0.500% 0.53%, tender 1/26/23 (a)(c)	200,000	200,724
Series 2015 C, 5% 10/1/22	100,000	105,821
Series 2017 S:
5% 7/1/21	200,000	200,000
5% 7/1/22	100,000	104,873
Series 2018 A:
5% 9/1/21	205,000	206,629
5% 10/1/21	100,000	101,188
Series 2020 A, 5% 10/1/22	340,000	360,322
Series Q, 5% 7/1/22	105,000	110,117
Series U, 5% 7/1/21	140,000	140,000
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A, 5.5% 1/1/22	100,000	101,864
Series 2014 I, 5% 1/1/25 (b)	150,000	172,432
Series 2015 A, 5% 1/1/24 (b)	580,000	644,258
Series 2016, 5% 7/1/24 (b)	15,000	16,968
Massachusetts Gen. Oblig. Series 2004, 5.25% 8/1/21	360,000	361,487
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 A, 0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	115,000	113,297
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	120,000	119,143

TOTAL MASSACHUSETTS		3,344,813

Michigan - 2.2%
Lapeer Cmnty. Schools Series 2016, 5% 5/1/25	125,000	146,544
Michigan Fin. Auth. Rev.:
Bonds:
Series 2016 MI2, SIFMA Municipal Swap Index + 0.480% 0.51%, tender 7/1/21 (a)(c)	200,000	200,042
Series 2019 B, 3.5%, tender 11/15/22 (a)	70,000	72,789
Series 2012, 5% 11/1/22	100,000	106,385
Series 2015 A, 5% 8/1/22	125,000	131,441
Series 2015 MI, 5% 12/1/21	580,000	591,637
Series 2017 A, 5% 12/1/21	100,000	102,006
Michigan Gen. Oblig. Series 2016, 5% 3/15/23	100,000	107,981
Michigan Hosp. Fin. Auth. Rev. Series 2012 A, 5% 6/1/22	100,000	104,362
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
3% 9/1/22	125,000	129,028
5% 9/1/21	500,000	503,914
Wayne County Arpt. Auth. Rev. Sseries 2012 A, 5% 12/1/21	100,000	101,981
Western Michigan Univ. Rev.:
Series 2011, 5% 11/15/21	130,000	132,318
Series 2013, 5% 11/15/21	165,000	167,943

TOTAL MICHIGAN		2,598,371

Minnesota - 0.4%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. Series 2017 A, 5% 11/15/21	100,000	101,783
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (a)	200,000	203,100
Saint Cloud Health Care Rev. Series 2014 B, 5% 5/1/23	205,000	222,566

TOTAL MINNESOTA		527,449

Missouri - 0.3%
Saint Louis Arpt. Rev. Series 2017 A, 5% 7/1/21 (FSA Insured)	325,000	325,000
Montana - 0.1%
Montana Facility Fin. Auth. Rev. Series 2019 A, 5% 1/1/23	100,000	107,190
Nebraska - 0.9%
Central Plains Energy Proj. Gas Supply Series 2019, 4% 8/1/21	100,000	100,304
Lincoln Arpt. Auth. Series 2021, 5% 7/1/25 (b)(d)	550,000	645,284
Nebraska Pub. Pwr. District Rev. Series 2015 A2, 5% 1/1/24	145,000	148,259
Omaha Pub. Pwr. District Elec. Rev. Series 2014 AA, 5% 2/1/22	100,000	102,814

TOTAL NEBRASKA		996,661

Nevada - 1.0%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1, 5% 7/1/21 (b)	150,000	150,000
Series 2013 A, 5% 7/1/21 (b)	125,000	125,000
Series 2017 C, 5% 7/1/21 (Escrowed to Maturity) (b)	200,000	200,000
Series 2018 A, 5% 7/1/21 (Escrowed to Maturity)	265,000	265,000
Clark County School District Series 2016 A, 5% 6/15/24	155,000	176,038
Washoe County Gas & Wtr. Facilities Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 B, 3%, tender 6/1/22 (a)	100,000	102,463
Washoe County Gas Facilities Rev. Bonds Series 2016 F, 2.05%, tender 4/15/22 (a)(b)	100,000	101,334

TOTAL NEVADA		1,119,835

New Hampshire - 0.4%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.) Series 2020 A3, 0.2%, tender 9/1/21 (a)(b)	500,000	500,001
New Jersey - 6.6%
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/24	185,000	212,111
(New Jersey Transit Corp. Projs.) Series 2017 B, 5% 11/1/21	600,000	609,371
Series 2005 N1, 5.5% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	111,354
Series 2012 II, 5% 3/1/22	400,000	412,570
Series 2013 NN 5% 3/1/22	100,000	103,142
Series 2015 XX, 4% 6/15/22	285,000	295,110
Series 2019, 5.25% 9/1/24 (e)	200,000	229,244
New Jersey Gen. Oblig.:
Series 2020 A, 5% 6/1/24	140,000	158,727
Series O, 5.25% 8/1/22	215,000	226,683
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2011, 5% 7/1/21	130,000	130,000
Series 2016 A:
5% 7/1/21	130,000	130,000
5% 7/1/22	100,000	104,708
5% 7/1/23	100,000	109,544
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2013, 5% 12/1/22 (b)	195,000	207,674
Series 2015 1A:
5% 12/1/21 (b)	600,000	611,581
5% 12/1/22 (b)	100,000	106,500
Series 2016 1A:
5% 12/1/22 (b)	100,000	106,647
5% 12/1/23 (b)	100,000	111,116
5% 12/1/24 (b)	170,000	196,007
Series 2017 1A, 5% 12/1/24 (b)	250,000	287,052
Series 2019 A, 5% 12/1/22	15,000	15,997
Series 2021 A, 5% 12/1/23 (b)	200,000	221,566
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D, 4% 10/1/22 (b)	100,000	104,117
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/23	300,000	326,969
5% 6/1/24	255,000	289,014
New Jersey Trans. Trust Fund Auth.:
Series 2004 A, 5.75% 6/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	120,620
Series 2005 B, 5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	102,365
Series 2006 A:
5.25% 12/15/22	160,000	171,552
5.5% 12/15/21	100,000	102,365
Series 2006 C, 0% 12/15/24	260,000	254,663
Series 2016 A, 5% 6/15/22	100,000	104,518
Series 2018 A, 5% 6/15/22	210,000	219,488
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	570,000	575,059
Passaic Valley Swr. Series H, 5% 12/1/21 (FSA Insured)	215,000	219,159
Rutgers State Univ. Rev.:
Series 2013 J, 5% 5/1/22	100,000	103,973
Series 2013 L, 5% 5/1/22	105,000	109,172
Series M, 5% 5/1/22	150,000	155,960
Union County Gen. Oblig. Series 2020, 0.5% 3/1/22	100,000	100,153

TOTAL NEW JERSEY		7,755,851

New Mexico - 0.6%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2019 A, 5%, tender 5/1/25 (a)	150,000	174,437
New Mexico Severance Tax Rev.:
Series 2015 A, 5% 7/1/21	350,000	350,000
Series 2016 B, 4% 7/1/22	150,000	155,738

TOTAL NEW MEXICO		680,175

New York - 6.0%
Dorm. Auth. New York Univ. Rev.:
Series 2016 A, 4% 7/1/21	125,000	125,000
Series 2018 A, 5% 7/1/21	145,000	145,000
Monroe County Indl. Dev. Corp. Series 2015 A, 5% 7/1/21	150,000	150,000
New York City Gen. Oblig.:
Series 2012 B, 4% 8/1/21 (Escrowed to Maturity)	125,000	125,393
Series 2014 E, 5% 8/1/21	360,000	361,415
Series 2016 A, 5% 8/1/22	110,000	115,779
Series 2016, 5% 8/1/22	100,000	105,254
Series A, 5% 8/1/21	205,000	205,806
Series A4, 5% 8/1/21	890,000	893,498
Series F, 5% 8/1/21	200,000	200,786
Series G, 5% 8/1/21	125,000	125,491
Series I, 5% 8/1/21	155,000	155,609
Series I1, 5% 3/1/22	100,000	103,238
New York City Transitional Fin. Auth. Rev.:
Series 2012 A, 5% 11/1/21	145,000	147,338
Series 2012 D1, 5% 11/1/22	300,000	304,824
Series 2017 C, 5% 11/1/21	245,000	248,951
New York Dorm. Auth. Rev.:
Series 1:
4% 7/1/21	100,000	100,000
5% 7/1/21	425,000	425,000
Series 2012 A, 5% 10/1/21	150,000	151,817
New York Metropolitan Trans. Auth. Rev.:
Series 2002 D1, 5% 11/1/22	100,000	106,160
Series 2011 C, 5% 11/15/21	265,000	269,564
Series 2012 D, 5% 11/15/21	140,000	142,411
Series 2012 F, 5% 11/15/22	350,000	372,209
Series 2012 H, 4% 11/15/21	115,000	116,557
Series 2014 A2, 5% 11/15/22	250,000	265,843
Series 2015 B, 5% 11/15/22	100,000	106,337
Series 2015 F, 5% 11/15/22	100,000	106,332
Series 2016 D, 5% 11/15/21	275,000	279,737
Series 2017 B, 5% 11/15/23	265,000	293,522
New York State Dorm. Auth. Series 2017 A, 5% 2/15/23	125,000	134,815
New York Thruway Auth. Personal Income Tax Rev. Series 2012 A, 4% 3/15/23	200,000	201,528
Syracuse Gen. Oblig. Series 2017 A, 5% 5/1/22 (FSA Insured)	120,000	124,696
Triborough Bridge & Tunnel Auth. Revs.:
Series 2002 E, 5.5% 11/15/21	120,000	122,361
Series 2012 B, 4% 11/15/21	125,000	126,801

TOTAL NEW YORK		6,959,072

New York And New Jersey - 2.1%
Port Auth. of New York & New Jersey:
Series 175, 5% 12/1/21	535,000	545,711
Series 177:
5% 7/15/21 (b)	190,000	190,328
5% 7/15/23 (b)	235,000	251,753
Series 178, 5% 12/1/23 (b)	135,000	150,076
Series 185, 5% 9/1/21 (b)	260,000	262,035
Series 186:
5% 10/15/21 (b)	170,000	172,323
5% 10/15/23 (b)	100,000	110,608
Series 195, 5% 10/1/21 (b)	160,000	161,889
Series 2012 172, 5% 10/1/23 (b)	100,000	103,521
Series 2017 202, 5% 10/15/23 (b)	100,000	110,608
Series 2017 205, 5% 11/15/21	250,000	254,468
Series 209, 5% 7/15/21	160,000	160,280

TOTAL NEW YORK AND NEW JERSEY		2,473,600

North Carolina - 0.2%
Charlotte Int'l. Arpt. Rev. Series 2017 A, 5% 7/1/21	200,000	200,000
Ohio - 1.7%
Allen County Hosp. Facilities Rev. Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	155,000	161,026
Franklin County Hosp. Facilities Rev. Bonds (Ohio Health Corp.) Series 2018 B, SIFMA Municipal Swap Index + 0.430% 0.46%, tender 7/1/21 (a)(c)	100,000	100,006
Miami Univ.:
Series 2012, 5% 9/1/21	300,000	302,404
Series 2017, 5% 9/1/21	300,000	302,404
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	100,000	106,809
Series 2012 A, 5% 1/1/23	150,000	153,600
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/22	125,000	128,026
5% 1/1/25	215,000	249,503
Wright State Univ. Gen. Receipts Series 2021 A, 4% 5/1/23 (Build America Mutual Assurance Insured) (d)	500,000	531,871

TOTAL OHIO		2,035,649

Oklahoma - 0.2%
Grand River Dam Auth. Rev. Series 2016 A, 5% 6/1/22	175,000	182,634
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2015 A, 5% 8/15/22	100,000	105,220

TOTAL OKLAHOMA		287,854

Oregon - 0.8%
Oregon Bus. Dev. Commission Bonds Series 250, 5%, tender 3/1/22 (a)(b)	155,000	159,702
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	125,000	130,180
Oregon Facilities Auth. Rev. (Legacy Health Proj.) Series 2016 A, 5% 6/1/22	150,000	156,543
Port of Portland Arpt. Rev.:
Series 25 B, 5% 7/1/21 (b)	150,000	150,000
Series 26 C, 5% 7/1/24 (b)	300,000	339,844

TOTAL OREGON		936,269

Pennsylvania - 4.2%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/23	100,000	109,656
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2020 B, 5% 6/1/23	1,000,000	1,092,746
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/23	100,000	109,153
Delaware County Auth. Univ. Rev.:
Series 2012, 5% 8/1/21	100,000	100,381
Series 2014:
5% 8/1/21	100,000	100,381
5% 8/1/23	150,000	164,554
Geisinger Auth. Health Sys. Rev. Series 2020 A, 5% 4/1/22	85,000	88,071
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	30,000	30,503
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2017 A, 4% 11/15/21	175,000	177,501
Series 2020 A, 5% 4/15/22	130,000	134,973
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2016, 5% 3/15/22	100,000	103,420
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev.:
(Waste Mgmt., Inc. Proj.) Series 2004 A, 2.15% 11/1/21 (a)	100,000	100,618
Bonds (Waste Mgmt., Inc. Proj.):
Series 2009, 2.8%, tender 12/1/21 (a)	100,000	101,092
Series 2017 A, 0.7%, tender 8/2/21 (a)(b)	280,000	280,117
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 0.43%, tender 6/3/24 (a)(b)(c)	100,000	100,001
Pennsylvania Gen. Oblig.:
Series 2 2013, 5% 10/15/21	100,000	101,384
Series 2011, 5% 11/15/21	100,000	101,787
Series 2016, 5% 9/15/21	100,000	100,981
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2012 A, 5% 8/15/22	100,000	105,464
Pennsylvania Hsg. Fin. Agcy. Series 2021 135 B:
5% 4/1/23 (b)(d)	10,000	10,804
5% 4/1/24 (b)(d)	10,000	11,212
5% 4/1/25 (b)(d)	15,000	17,377
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2018 A1, SIFMA Municipal Swap Index + 0.430% 0.46% 12/1/21 (a)(c)	200,000	200,022
Series 2018 B, SIFMA Municipal Swap Index + 0.500% 0.53% 12/1/21 (a)(c)	130,000	130,017
Philadelphia Arpt. Rev.:
Series 2011 A, 5% 6/15/22 (b)	100,000	100,378
Series 2017 B:
5% 7/1/21 (b)	100,000	100,000
5% 7/1/22	200,000	209,602
Series 2020 C, 5% 7/1/21 (b)	100,000	100,000
Series 2021, 5% 7/1/25 (b)	100,000	117,097
Philadelphia Auth. For Indl. Dev. Series 2016 1, 5% 4/1/22	210,000	217,604
Philadelphia Gas Works Rev.:
Series 15, 5% 8/1/21	150,000	150,577
Series 2015 13, 5% 8/1/24	100,000	113,319
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2013 A, 5% 9/1/21 (FSA Insured)	230,000	231,762

TOTAL PENNSYLVANIA		4,912,554

Pennsylvania, New Jersey - 0.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. (Port District Proj.) Series 2012, 5% 1/1/24	100,000	106,582
Rhode Island - 0.7%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
Series 2012, 5% 11/1/24	115,000	121,620
Series 2015:
5% 11/1/21	440,000	446,872
5% 11/1/22	210,000	223,147

TOTAL RHODE ISLAND		791,639

South Carolina - 1.2%
Greenville Hosp. Sys. Facilities Rev. Series 2012, 5% 5/1/23	170,000	176,546
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (a)	545,000	591,563
South Carolina Pub. Svc. Auth. Rev.:
Series 2016 C, 5% 12/1/22	100,000	106,676
Series A:
5% 12/1/21	200,000	203,920
5% 12/1/21	270,000	275,291

TOTAL SOUTH CAROLINA		1,353,996

Tennessee - 1.6%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 7/1/22 (b)	1,000,000	1,047,493
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	715,000	814,252

TOTAL TENNESSEE		1,861,745

Texas - 4.1%
Austin Arpt. Sys. Rev. Series 2019:
5% 11/15/21 (b)	100,000	101,715
5% 11/15/24 (b)	125,000	143,898
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2014 B, 5% 11/1/22 (b)	100,000	106,316
Series 2014 D, 5% 11/1/21 (b)	100,000	101,575
Series 2014 E, 5% 11/1/21	125,000	126,986
Series 2020 B, 5% 11/1/21	100,000	101,589
Dallas Gen. Oblig. Series 2014, 5% 2/15/22	140,000	144,230
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 A, 5% 11/15/21 (Escrowed to Maturity)	235,000	239,208
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/24 (a)	205,000	235,986
Series 2019 C, SIFMA Municipal Swap Index + 0.420% 0.45%, tender 12/1/22 (a)(c)	215,000	214,427
Series 2013 A, 5% 12/1/22	100,000	106,839
Series 2015-1, 5% 10/1/21	555,000	561,651
Harris County Gen. Oblig. Series 2012 C, 5% 8/15/24	100,000	105,383
Houston Arpt. Sys. Rev. Series 2012 A, 5% 7/1/31 (Pre-Refunded to 7/1/22 @ 100) (b)	100,000	104,687
Houston Util. Sys. Rev. Series 2012 D, 5% 11/15/21	100,000	101,795
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2015, 5% 5/15/23	215,000	234,103
Series 2016, 5% 5/15/22	200,000	208,336
Series 2012 A, 5% 5/15/24	175,000	182,106
North East Texas Independent School District Series 2014 A, 5% 8/1/21	145,000	145,572
North Texas Tollway Auth. Rev.:
(Sub Lien) Series 2017 B, 5% 1/1/24	150,000	160,620
Series 2017 B, 5% 1/1/23	105,000	112,533
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5% 2/1/22	305,000	313,655
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
Series 2013, 5% 10/1/22	350,000	371,010
Series 2014, 5% 12/1/22	220,000	235,013
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2018 A, 5% 7/1/22	205,000	214,757
Texas Gen. Oblig. Series 2015 A, 5% 10/1/21	100,000	101,204

TOTAL TEXAS		4,775,194

Utah - 0.3%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2018 A, 5% 7/1/21	135,000	135,000
Salt Lake City Arpt. Rev. Series 2018 A, 5% 7/1/24 (b)	105,000	118,945
Utah County Hosp. Rev. Series 2016 A, 5% 5/15/23	110,000	119,926

TOTAL UTAH		373,871

Virginia - 0.3%
Gloucester County Indl. Dev. Auth. Bonds Series 2003 A, 2.4%, tender 5/2/22 (a)(b)	120,000	122,166
Halifax County Indl. Dev. Auth. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 0.45%, tender 4/1/22 (a)	85,000	85,077
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	100,000	102,440

TOTAL VIRGINIA		309,683

Washington - 1.8%
Energy Northwest Elec. Rev.:
Series 2011 A, 5% 7/1/22	355,000	355,000
Series 2014 A, 5% 7/1/21 (Escrowed to Maturity)	180,000	180,000
Port of Seattle Rev.:
Series 2012 A:
4% 8/1/21	150,000	150,466
5% 8/1/21	105,000	105,411
Series 2015 B, 5% 3/1/24	100,000	112,390
Series 2016, 5% 2/1/25	120,000	139,387
Series 2021 C:
5% 8/1/23 (b)	100,000	109,593
5% 8/1/24 (b)	105,000	119,365
Seattle Muni. Lt. & Pwr. Rev. Series 2014, 5% 9/1/21	100,000	100,800
Tobacco Settlement Auth. Rev.:
Series 2013, 5% 6/1/22	200,000	208,762
Series 2018, 5% 6/1/23	155,000	168,981
Washington Fed. Hwy. Grant Anticipation Rev.:
(Sr 520 Corridor Prog.) Series 2012 F, 5% 9/1/24	100,000	105,546
Series 2012 F, 5% 9/1/22	100,000	105,667
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	125,000	126,504

TOTAL WASHINGTON		2,087,872

West Virginia - 0.4%
Harrison County Commission Solid Waste Disp. Rev. Bonds (Monongahela Pwr. Co. Proj.) Series 2018 A, 3%, tender 10/15/21 (a)(b)	400,000	402,382
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	100,000	102,909

TOTAL WEST VIRGINIA		505,291

Wisconsin - 1.5%
Milwaukee County Arpt. Rev. Series 2016 E, 5% 12/1/21 (b)	150,000	152,838
Pub. Fin. Auth. Series 2020 A, 5% 1/1/22	175,000	179,067
Pub. Fin. Auth. Hosp. Rev. Series 2020 A, 5% 6/1/22	100,000	104,362
Wisconsin Gen. Oblig. Series 1, 5% 11/1/22	175,000	186,344
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	100,000	109,417
(Hosp. Sisters Svcs., Inc.) Series 2014 A, 5% 11/15/22	100,000	106,512
Bonds:
Series 2018 B:
5%, tender 1/26/22 (a)	100,000	102,607
5%, tender 1/25/23 (a)	110,000	117,841
Series 2018 C, SIFMA Municipal Swap Index + 0.450% 0.48%, tender 7/1/21 (a)(c)	155,000	155,212
Series 2013 B1, 4% 11/15/21	100,000	101,426
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012 B, 5% 8/15/21	495,000	497,824

TOTAL WISCONSIN		1,813,450

Wyoming - 0.0%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2020 3, 5% 12/1/21 (b)	55,000	56,064
TOTAL MUNICIPAL BONDS
(Cost $81,029,869)		81,312,694

Municipal Notes - 31.0%
Alabama - 0.1%
Birmingham Indl. Dev. Board Solid Waste Rev. (American Cast Iron Pipe Co. Proj.) Series 2000, 0.23% 7/7/21, LOC Bank of America NA, VRDN (a)(b)	180,000	$180,000
Arizona - 0.3%
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series XF 10 91, 0.33% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(g)	100,000	100,000
Maricopa County Poll. Cont. Rev. Series 2010 B, 0.08% 7/7/21, VRDN (a)	200,000	200,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series XM 08 23, 0.18% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	100,000	100,000

TOTAL ARIZONA		400,000

California - 1.3%
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Series 2005 F, 0.06% 7/7/21, LOC Citibank NA, VRDN (a)(b)	700,000	700,000
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.28% 8/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)(h)	200,000	200,000
Sacramento Gen. Oblig. Participating VRDN Series XG 00 67, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	100,000	100,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XM 06 75, 0.18% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	100,000	100,000
Series XM 09 16, 0.13% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	110,000	110,000
Series ZM 06 42, 0.13% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	100,000	100,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series DBE 8059, 0.49% 8/30/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	200,000	200,000

TOTAL CALIFORNIA		1,510,000

Colorado - 1.3%
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XL 00 90, 0.18% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	1,525,000	1,525,000
Connecticut - 0.5%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2003 A, 0.08% 7/7/21, LOC RBS Citizens NA, VRDN (a)	585,000	585,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 0.1% 7/1/21, VRDN (a)(b)	300,000	300,000
Florida - 0.7%
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 0.06% 7/1/21, VRDN (a)(b)	200,000	200,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series XM 08 91, 0.17% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	100,000	100,000
Miami-Dade County Aviation Rev. Participating VRDN Series XM 08 70, 0.17% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	100,000	100,000
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series 2021 XF 11 01, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	200,000	200,000
Saint Lucie County Solid Waste Disp. (Florida Pwr. & Lt. Co. Proj.) Series 2003, 0.04% 7/1/21, VRDN (a)(b)	200,000	200,000

TOTAL FLORIDA		800,000

Georgia - 0.6%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2009, 0.04% 7/1/21, VRDN (a)	200,000	200,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2017, 0.06% 7/1/21, VRDN (a)(b)	500,000	500,000

TOTAL GEORGIA		700,000

Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Participating VRDN Series XF 07 65, 0.15% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	200,000	200,000
Illinois - 4.1%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XL 00 49, 0.18% 7/1/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	910,000	910,000
Series XM 08 79, 0.15% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	100,000	100,000
Series XM 08 84, 0.17% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	100,000	100,000
Series XM 09 17, 0.15% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	100,000	100,000
Illinois Fin. Auth. Participating VRDN Series 2021 XL 01 72, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	100,000	100,000
Illinois Fin. Auth. Rev. Series 2007, 0.08% 7/7/21, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,270,000	1,270,000
Illinois Gen. Oblig. Participating VRDN Series Floaters XM 01 86, 0.21% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	520,000	520,000
Metropolitan Pier & Exposition Participating VRDN Series XF 09 65, 0.18% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	200,000	200,000
Village of Lake Villa Rev. Series 2001, 0.07% 7/7/21, LOC Wells Fargo Bank NA, VRDN (a)	415,000	415,000
Village of Oswego Indl. Dev. (Griffith Laboratories Worldwide, Inc.) Series 1995, 0.23% 7/7/21, LOC Wells Fargo Bank NA, VRDN (a)(b)	120,000	120,000
Will County Exempt Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 0.02% 7/1/21, VRDN (a)(b)	900,000	900,000

TOTAL ILLINOIS		4,735,000

Indiana - 1.0%
Indiana Fin. Auth. Econ. Dev. Rev. Series 2006, 0.07% 7/7/21, LOC PNC Bank NA, VRDN (a)(b)	555,000	555,000
Indiana Fin. Auth. Solid Waste Dis (New Holland Dairy Leasing LLC Proj.) Series 2007, 0.1% 7/7/21, LOC Bank of America NA, VRDN (a)(b)	500,000	500,000
Indianapolis Local Pub. Impt. Participating VRDN Series XM 09 27, 0.1% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	100,000	100,000

TOTAL INDIANA		1,155,000

Kentucky - 2.8%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series XM 09 19, 0.13% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	100,000	100,000
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Participating VRDN Series XF 24 84, 0.11% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	100,000	100,000
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2007, 0.09% 7/7/21, VRDN (a)	2,100,000	2,100,000
Maysville Indl. Bldg. Rev. Series 1996, 0.07% 7/1/21, LOC MUFG Union Bank NA, VRDN (a)(b)	400,000	400,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 0.09% 7/1/21, VRDN (a)(b)	100,000	100,000
Series 2020 B1, 0.09% 7/1/21, VRDN (a)(b)	500,000	500,000

TOTAL KENTUCKY		3,300,000

Louisiana - 0.3%
Calcasieu Parish Pub. Trust Auth. Solid Waste Disp. Rev. Series 1997, 0.08% 7/7/21, LOC Bank of America NA, VRDN (a)(b)	100,000	100,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.09% 7/7/21, VRDN (a)	300,000	300,000

TOTAL LOUISIANA		400,000

Maryland - 0.1%
Maryland Gen. Oblig. Participating VRDN Series DB 807, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	100,000	100,000
Massachusetts - 0.1%
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 0.33% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	180,000	180,000
Michigan - 0.9%
Grand Rapids Indl. Dev. Rev. Series 2007, 0.1% 7/7/21, LOC Bank of America NA, VRDN (a)(b)	400,000	400,000
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2005, 0.06% 7/7/21, LOC PNC Bank NA, VRDN (a)(b)	605,000	605,000

TOTAL MICHIGAN		1,005,000

Minnesota - 0.1%
Minneapolis Health Care Sys. Rev. Participating VRDN Series XM 08 72, 0.15% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	100,000	100,000
Missouri - 0.1%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XG 01 76, 0.16% 7/7/21 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	100,000	100,000
Nebraska - 0.1%
Univ. of Nebraska Facilities Corp. Participating VRDN Series 2021 XF 11 03, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	100,000	100,000
New Jersey - 1.2%
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series XM 09 12, 0.18% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	120,000	120,000
New Jersey Trans. Trust Fund Auth. Participating VRDN Series Floaters XG 02 05, 0.06% 7/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	1,300,000	1,300,000

TOTAL NEW JERSEY		1,420,000

New York - 2.0%
New York Hsg. Fin. Agcy. Rev. (350 West 43rd Street Hsg. Proj.) Series 2004 A, 0.05% 7/1/21, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	300,000	300,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 M1, 0.07% 7/7/21, LOC Bank of America NA, VRDN (a)	170,000	170,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Participating VRDN Series ZM 06 00, 0.33% 7/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(f)(g)	100,000	100,000
New York Metropolitan Trans. Auth. Rev.:
BAN Series 2019 D1, 5% 9/1/22	1,000,000	1,054,794
Participating VRDN Series ZF 02 18, 0.28% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	200,000	200,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series XF 09 18, 0.13% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	100,000	100,000
Series XM 08 30, 0.18% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	100,000	100,000
Series XM 08 80, 0.18% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	100,000	100,000
Putnam County Indl. Dev. Agcy. Rev. Series 2006 A, 0.21% 7/7/21, LOC RBS Citizens NA, VRDN (a)	100,000	100,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series RBC 16 ZM 0138, 0.14% 7/7/21 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	100,000	100,000

TOTAL NEW YORK		2,324,794

North Carolina - 0.1%
Alamance County Idnl Facilities Poll Fing. Auth. Series 2001, 0.18% 7/1/21, LOC Wells Fargo Bank NA, VRDN (a)(b)	100,000	100,000
Ohio - 1.7%
Columbus Gen. Oblig. Participating VRDN Series DB 80 75, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	925,000	925,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. Participating VRDN Series XF 10 92, 0.33% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	300,000	300,000
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters XL 00 57, 0.1% 7/7/21 (Liquidity Facility Cr. Suisse AG) (a)(f)(g)	180,000	180,000
Port of Greater Cincinnati Dev. Auth. Series 2006, 0.12% 7/7/21, LOC U.S. Bank NA, Cincinnati, VRDN (a)	175,000	175,000
Stark County Port Auth. Rev. Series 2002, 0.07% 7/7/21, LOC PNC Bank NA, VRDN (a)	435,000	435,000

TOTAL OHIO		2,015,000

Pennsylvania - 0.5%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.04% 7/1/21, VRDN (a)	300,000	300,000
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Participating VRDN Series XF 10 95, 0.33% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	200,000	200,000
Philadelphia Auth. Indl. Mrf Participating VRDN Series MIZ 90 51, 0.28% 8/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	100,000	100,000

TOTAL PENNSYLVANIA		600,000

Rhode Island - 0.3%
Rhode Island Health & Ed. Bldg. Corp. Rev. Series 2007, 0.1% 7/7/21, LOC RBS Citizens NA, VRDN (a)	315,000	315,000
South Carolina - 1.3%
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 0.27% 7/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(f)(g)	100,000	100,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XM 03 84, 0.18% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,400,000	1,400,000

TOTAL SOUTH CAROLINA		1,500,000

Texas - 7.8%
Hurst Participating VRDN Series XF 10 94, 0.33% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	100,000	100,000
North Texas Tollway Auth. Rev. Participating VRDN:
Series XF 12 21, 0.13% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	100,000	100,000
Series XM0085, 0.15% 7/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	200,000	200,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 0.16% 7/7/21, VRDN (a)(b)	2,300,000	2,300,000
Series 2010 D:
0.08% 7/7/21, VRDN (a)	5,380,000	5,380,000
0.1% 7/7/21, VRDN (a)	575,000	575,000
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series XF 10 98, 0.33% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	100,000	100,000
Texas Gen. Oblig. Participating VRDN Series DB 80 79, 0.1% 7/1/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	100,000	100,000
Texas Private Activity Bond Surface Trans. Corp. Participating VRDN Series XM 07 56, 0.25% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(g)	100,000	100,000
Trinity Riv Pub. Facilities Corp. Tex M Participating VRDN Series XF 10 83, 0.33% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	100,000	100,000

TOTAL TEXAS		9,055,000

Utah - 0.4%
Salt Lake City Arpt. Rev. Participating VRDN:
Series Floaters XM 06 99, 0.33% 7/7/21 (Liquidity Facility Cr. Suisse AG) (a)(b)(f)(g)	200,000	200,000
Series XM 08 82, 0.17% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	100,000	100,000
Utah Hsg. Corp. Multi-family Hsg. Rev. Participating VRDN Series 2021 XF 11 00, 0.33% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	200,000	200,000

TOTAL UTAH		500,000

Virginia - 0.8%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of Ballston Apts.) Series 2005, 0.08% 7/7/21, LOC PNC Bank NA, VRDN (a)(b)	600,000	600,000
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series DB 80 80, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	100,000	100,000
Virginia Small Bus. Fing. Auth. Series 2004, 0.15% 7/7/21, LOC Truist Bank, VRDN (a)(b)	195,000	195,000

TOTAL VIRGINIA		895,000

Washington - 0.1%
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 0.23% 8/11/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	100,000	100,000
TOTAL MUNICIPAL NOTES
(Cost $36,187,247)		36,199,794
	Shares	Value

Money Market Funds - 1.6%
Fidelity Municipal Cash Central Fund 0.04% (i)(j)
(Cost $1,810,076)	1,809,869	1,810,231
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $119,027,192)		119,322,719
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(2,633,538)
NET ASSETS - 100%		$116,689,181

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $229,244 or 0.2% of net assets.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Coupon rates are determined by re-marketing agents based on current market conditions.

 (h) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $200,000 or 0.2% of net assets.

 (i) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.28% 8/4/21 (Liquidity Facility Mizuho Cap. Markets Llc)	8/14/20	$200,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$583
Total	$583

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.04%	$2,183,000	$12,441,000	$12,814,230	$306	$155	$1,810,231	0.1%
Total	$2,183,000	$12,441,000	$12,814,230	$306	$155	$1,810,231

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$117,512,488	$--	$117,512,488	$--
Money Market Funds	1,810,231	1,810,231	--	--
Total Investments in Securities:	$119,322,719	$1,810,231	$117,512,488	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Transportation	17.4%
Health Care	14.2%
Industrial Development	13.3%
General Obligations	11.8%
Synthetics	11.5%
Electric Utilities	8.9%
Education	8.4%
Others* (Individually Less Than 5%)	14.5%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $117,217,116)	$117,512,488
Fidelity Central Funds (cost $1,810,076)	1,810,231
Total Investment in Securities (cost $119,027,192)		$119,322,719
Receivable for fund shares sold		676,150
Interest receivable		1,001,294
Distributions receivable from Fidelity Central Funds		121
Other receivables		156
Total assets		121,000,440
Liabilities
Payable to custodian bank	$883,017
Payable for investments purchased
Regular delivery	1,970,479
Delayed delivery	1,216,118
Payable for fund shares redeemed	192,927
Distributions payable	48,718
Total liabilities		4,311,259
Net Assets		$116,689,181
Net Assets consist of:
Paid in capital		$116,394,290
Total accumulated earnings (loss)		294,891
Net Assets		$116,689,181
Net Asset Value, offering price and redemption price per share ($116,689,181 ÷ 11,616,463 shares)		$10.05

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Interest		$311,255
Income from Fidelity Central Funds		583
Total income		311,838
Expenses
Independent trustees' fees and expenses	$115
Total expenses		115
Net investment income (loss)		311,723
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	694
Fidelity Central Funds	306
Total net realized gain (loss)		1,000
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	15,972
Fidelity Central Funds	155
Total change in net unrealized appreciation (depreciation)		16,127
Net gain (loss)		17,127
Net increase (decrease) in net assets resulting from operations		$328,850

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$311,723	$773,453
Net realized gain (loss)	1,000	1,397
Change in net unrealized appreciation (depreciation)	16,127	102,826
Net increase (decrease) in net assets resulting from operations	328,850	877,676
Distributions to shareholders	(311,670)	(784,839)
Share transactions
Proceeds from sales of shares	67,650,011	74,510,753
Reinvestment of distributions	16,246	91,655
Cost of shares redeemed	(31,061,624)	(49,186,183)
Net increase (decrease) in net assets resulting from share transactions	36,604,633	25,416,225
Total increase (decrease) in net assets	36,621,813	25,509,062
Net Assets
Beginning of period	80,067,368	54,558,306
End of period	$116,689,181	$80,067,368
Other Information
Shares
Sold	6,733,224	7,437,115
Issued in reinvestment of distributions	1,617	9,153
Redeemed	(3,091,803)	(4,915,283)
Net increase (decrease)	3,643,038	2,530,985

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Conservative Income Municipal Bond Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.04	$10.02	$9.98	$9.98	$10.00
Income from Investment Operations
Net investment income (loss)B	.032	.121	.192	.179	.028
Net realized and unrealized gain (loss)	.010	.026	.044	(.004)	(.020)
Total from investment operations	.042	.147	.236	.175	.008
Distributions from net investment income	(.032)	(.125)	(.193)	(.174)	(.028)
Distributions from net realized gain	–	(.002)	(.003)	(.001)	–
Total distributions	(.032)	(.127)	(.196)	(.175)	(.028)
Net asset value, end of period	$10.05	$10.04	$10.02	$9.98	$9.98
Total ReturnC,D	.42%	1.48%	2.39%	1.77%	.08%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	- %H
Expenses net of fee waivers, if anyG	- %H	-%	-%	-%	- %H
Expenses net of all reductionsG	- %H	-%	-%	-%	- %H
Net investment income (loss)	.65%H	1.21%	1.92%	1.81%	1.27%H
Supplemental Data
Net assets, end of period (000 omitted)	$116,689	$80,067	$54,558	$36,787	$10,021
Portfolio turnover rateI	29%H	36%	52%	11%	- %J

 A For the period October 12, 2017 (commencement of operations) to December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

Fidelity Flex Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$302,291
Gross unrealized depreciation	(6,698)
Net unrealized appreciation (depreciation)	$295,593
Tax cost	$119,027,126

The Fund elected to defer to its next fiscal year approximately $1,800 of capital losses recognized during the period November 1, 2020 to December 31, 2020.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Conservative Income Municipal Bond Fund	25,221,512	7,793,122

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Conservative Income Municipal Bond Fund	6,830,000	1,830,000

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity Flex Conservative Income Municipal Bond Fund	- %-C
Actual		$1,000.00	$1,004.20	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

XCB-SANN-0821
1.9884864.103

Fidelity Flex® Funds

Fidelity Flex® Municipal Income Fund

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five States as of June 30, 2021

% of fund's net assets
New York	12.9
Illinois	11.0
Pennsylvania	7.0
Massachusetts	5.5
Florida	4.8

Top Five Sectors as of June 30, 2021

% of fund's net assets
General Obligations	24.0
Transportation	22.0
Health Care	14.5
Education	11.3
Water & Sewer	7.8

Quality Diversification (% of fund's net assets)

As of June 30, 2021
AAA	6.6%
AA,A	60.5%
BBB	16.6%
BB and Below	3.0%
Not Rated	0.6%
Short-Term Investments and Net Other Assets	12.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 87.3%
	Principal Amount	Value
Alabama - 0.4%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	100,000	123,273
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/33	$110,000	$128,382
4% 12/1/41	85,000	97,314
4% 12/1/49	190,000	214,665
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	100,000	116,700
5% 4/1/26	100,000	120,505
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (a)	1,095,000	1,245,393

TOTAL ALABAMA		2,046,232

Alaska - 0.2%
Alaska Hsg. Fin. Corp. Series 2021 A, 4% 12/1/29	845,000	1,035,844
Alaska Int'l. Arpts. Revs. Series 2010 A, 5% 10/1/23 (b)	30,000	30,075

TOTAL ALASKA		1,065,919

Arizona - 2.4%
Arizona Board of Regents Arizona State Univ. Rev. Series 2012 A, 5% 7/1/32 (Pre-Refunded to 7/1/22 @ 100)	10,000	10,474
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A, 4% 9/1/46	1,750,000	2,043,628
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/26	450,000	490,377
5% 5/1/29	290,000	319,000
5% 5/1/33	565,000	611,651
Arizona State Lottery Rev. Series 2019, 5% 7/1/23	415,000	454,783
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (a)	65,000	67,736
Series 2007, 2.7%, tender 8/14/23 (a)(b)	600,000	628,005
Series 2019, 5%, tender 6/3/24 (a)(b)	1,980,000	2,234,186
Glendale Union School District 205 Series A:
4% 7/1/36 (FSA Insured)	545,000	672,670
4% 7/1/37 (FSA Insured)	1,000,000	1,230,543
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	10,000	10,764
5% 7/1/48	10,000	10,632
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	100,000	124,944
Series 2021 A, 4% 9/1/51	775,000	915,257
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	100,000	104,444
6% 1/1/48 (c)	200,000	207,275
Phoenix Civic Impt. Board Arpt. Rev. Series 2019 B, 5% 7/1/35 (b)	300,000	380,736
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A, 5% 7/1/45	1,000,000	1,323,107
Univ. of Arizona Univ. Revs. Series 2015 A, 5% 6/1/22	10,000	10,445
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/24	190,000	216,394

TOTAL ARIZONA		12,067,051

California - 4.0%
Alameda Corridor Trans. Auth. Rev. Series 2016 B, 5% 10/1/37	300,000	353,165
California Edl. Facilities Auth. Rev. Series T1, 5% 3/15/39	65,000	96,567
California Gen. Oblig.:
Series 2020:
4% 11/1/37	1,000,000	1,234,811
4% 11/1/45	2,000,000	2,252,158
Series 2021, 5% 9/1/32 (d)	2,175,000	2,942,572
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 8/15/52 (Pre-Refunded to 8/15/23 @ 100)	445,000	489,652
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	199,292	233,311
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2021 B, 4% 5/1/46	1,265,000	1,521,275
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	105,000	110,300
Los Angeles Dept. Arpt. Rev. Series F, 5% 5/15/44 (b)	175,000	217,849
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2021 B, 5% 7/1/51	1,550,000	2,009,889
Series B, 5% 7/1/50	1,070,000	1,378,088
Los Angeles Hbr. Dept. Rev. Series 2019 A:
5% 8/1/22 (b)	155,000	162,831
5% 8/1/24 (b)	310,000	351,492
5% 8/1/25 (b)	110,000	128,873
Middle Fork Proj. Fin. Auth. Series 2020, 5% 4/1/26	1,000,000	1,193,141
Sacramento County Arpt. Sys. Rev. Series 2018 C, 5% 7/1/39 (b)	105,000	128,564
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2019 A, 5% 7/1/49	500,000	621,015
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A, 5% 5/1/49 (b)	3,000,000	3,704,475
Series 2019 B, 5% 5/1/49	45,000	56,427
Univ. of California Revs. Series 2018 AZ, 5% 5/15/43	130,000	162,479
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	190,000	221,279
Series 2017 B:
5% 7/1/29	115,000	137,285
5% 7/1/30	230,000	273,456

TOTAL CALIFORNIA		19,980,954

Colorado - 3.2%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	40,000	47,978
5% 10/1/43	50,000	59,403
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 4% 9/1/35	35,000	38,757
Bonds Series 2019 B:
5%, tender 8/1/26 (a)	110,000	131,866
5%, tender 11/19/26 (a)	210,000	257,550
Series 2019 A:
5% 11/1/25	435,000	516,828
5% 11/15/39	190,000	244,057
Series 2019 A1, 4% 8/1/44	195,000	222,294
Series 2019 A2, 5% 8/1/44	845,000	1,049,871
Colorado Health Facilities Auth. Rev. Bonds Series 2016 C, 5%, tender 11/15/26 (a)	275,000	337,162
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	70,000	78,346
Series 2019 H, 4.25% 11/1/49	40,000	44,805
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020, 5% 6/1/31	105,000	134,593
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2021 B, 5% 11/1/28	725,000	937,704
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/42	845,000	894,020
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/23 (b)	25,000	27,749
5% 11/15/26 (b)	50,000	60,948
Series 2018 A, 5% 12/1/34 (b)	1,125,000	1,540,042
Denver City & County Board Wtr. Rev.:
Series 2020 A:
5% 9/15/45	1,190,000	1,547,169
5% 9/15/46	1,820,000	2,364,176
Series 2020 B:
5% 9/15/27	2,000,000	2,530,902
5% 9/15/28	2,000,000	2,595,399
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/25 (FSA Insured)	40,000	46,975
Series 2020, 5% 12/1/30 (FSA Insured)	220,000	284,278

TOTAL COLORADO		15,992,872

Connecticut - 3.5%
Connecticut Gen. Oblig.:
Series 2014 H, 5% 11/15/21	295,000	300,317
Series 2016 B:
5% 5/15/25	220,000	258,626
5% 5/15/26	125,000	151,723
Series 2016 D, 5% 8/15/25	210,000	248,958
Series 2018 F:
5% 9/15/24	100,000	114,823
5% 9/15/25	100,000	118,879
Series 2019 A, 5% 4/15/26	115,000	139,227
Series 2020 A, 4% 1/15/34	300,000	364,676
Series 2021 B, 5% 6/1/41	1,125,000	1,470,568
Series 2021 D:
5% 7/15/24 (d)	260,000	295,677
5% 7/15/25 (d)	430,000	505,955
5% 7/15/26 (d)	425,000	515,743
5% 7/15/27 (d)	570,000	709,594
5% 7/15/28 (d)	655,000	834,648
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds Series 2020 B:
5%, tender 1/1/25 (a)	200,000	230,309
5%, tender 1/1/27 (a)	330,000	403,108
Series 2019 A, 5% 7/1/49 (c)	130,000	136,512
Series 2019 Q-1:
5% 11/1/25	90,000	106,675
5% 11/1/26	95,000	115,903
Series 2020 K, 4% 7/1/45	1,000,000	1,155,348
Series A:
5% 7/1/26	160,000	182,278
5% 7/1/26 (Pre-Refunded to 7/1/21 @ 100)	105,000	105,000
Series E, 5% 7/1/42	250,000	280,499
Series K1:
5% 7/1/34	725,000	852,987
5% 7/1/36	450,000	527,112
5% 7/1/39	490,000	570,671
Series K3, 5% 7/1/43	215,000	248,710
Series L1:
4% 7/1/28	750,000	893,716
4% 7/1/29	750,000	904,063
4% 7/1/30	1,000,000	1,217,619
Series N:
5% 7/1/25	390,000	450,553
5% 7/1/26	575,000	681,920
5% 7/1/27	430,000	521,645
Series R, 5% 6/1/36	900,000	1,168,727
Connecticut Hsg. Fin. Auth. Series 2021 B1, 3% 11/15/49	345,000	378,621
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2012 A, 5% 1/1/24	80,000	85,689
Univ. of Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/22	85,000	87,901
Series 2019 A, 5% 11/1/25	140,000	166,336

TOTAL CONNECTICUT		17,501,316

District Of Columbia - 0.8%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/31	185,000	232,012
5% 10/1/44	1,000,000	1,235,080
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/22 (b)	60,000	60,704
5% 10/1/23 (b)	65,000	65,762
5% 10/1/24 (b)	60,000	60,704
5% 10/1/25 (b)	80,000	80,938
Series 2017 A, 5% 10/1/26 (b)	440,000	535,573
Series 2019 A, 5% 10/1/25 (b)	70,000	82,948
Series 2020 A:
5% 10/1/25 (b)	440,000	521,389
5% 10/1/26 (b)	320,000	389,508
5% 10/1/27 (b)	110,000	137,076
5% 10/1/28 (b)	55,000	70,114
Washington Convention & Sports Auth. Series 2018 A:
5% 10/1/23	100,000	110,438
5% 10/1/24	100,000	114,625
5% 10/1/25	100,000	118,497

TOTAL DISTRICT OF COLUMBIA		3,815,368

Florida - 3.6%
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	255,000	291,074
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/21	250,000	253,009
Series 2015 C, 5% 10/1/24 (b)	45,000	51,581
Series 2017, 5% 10/1/42 (b)	1,365,000	1,644,744
Series 2019 A, 5% 10/1/49 (b)	1,000,000	1,246,432
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	50,000	54,688
Series 2016, 5% 7/1/26	230,000	277,738
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	500,000	639,151
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	110,000	127,654
Florida Higher Edl. Facilities Fing. Auth. (St. Leo Univ. Proj.) Series 2019, 5% 3/1/24	390,000	422,471
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	170,000	188,880
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	105,000	122,352
5% 10/1/29	80,000	92,423
5% 10/1/30	70,000	80,605
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/31 (b)	125,000	153,823
Series 2019 A:
5% 10/1/22 (b)	300,000	317,931
5% 10/1/23 (b)	300,000	331,528
5% 10/1/24 (b)	300,000	343,875
5% 10/1/25 (b)	300,000	355,215
5% 10/1/32 (b)	300,000	386,269
5% 10/1/38 (b)	430,000	546,464
5% 10/1/54 (b)	1,620,000	2,011,799
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (b)	25,000	25,153
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1, 5% 4/1/44	665,000	824,905
Miami-Dade County Aviation Rev.:
Series 2015 A, 5% 10/1/27 (b)	620,000	725,007
Series 2016 A, 5% 10/1/29	145,000	175,274
Series 2017 B, 5% 10/1/40 (b)	635,000	771,735
Series 2020 A:
4% 10/1/40	300,000	357,699
5% 10/1/25	245,000	290,886
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/25	395,000	449,109
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (a)	100,000	112,658
Series 2015 A, 5% 5/1/28	290,000	336,500
Series 2015 D, 5% 2/1/26	10,000	11,939
Miami-Dade County Wtr. & Swr. Rev. Series 2021, 5% 10/1/32	155,000	209,198
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/26	100,000	121,565
5% 8/15/42	5,000	6,109
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/26	100,000	118,717
Series 2015 A, 5% 12/1/40	410,000	464,693
Tampa Hosp. Rev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/29	25,000	29,851
(H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B, 4% 7/1/39	1,000,000	1,178,585
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/34	700,000	498,766
0% 9/1/35	750,000	512,993
0% 9/1/36	800,000	524,526
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	30,000	37,210
5% 10/15/49	60,000	74,018

TOTAL FLORIDA		17,796,802

Georgia - 2.3%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (b)	60,000	70,475
Atlanta Wtr. & Wastewtr. Rev. Series 2018 B, 5% 11/1/47	1,000,000	1,236,568
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	150,000	193,320
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994:
2.15%, tender 6/13/24 (a)	1,140,000	1,194,513
2.25%, tender 5/25/23 (a)	315,000	325,730
Series 2013 1st, 2.925%, tender 3/12/24 (a)	330,000	351,225
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/27	210,000	263,154
Fulton County Dev. Auth. Rev. Series 2019:
4% 6/15/49	40,000	46,543
5% 6/15/52	145,000	180,730
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2018 A, 5% 1/1/22	375,000	383,943
Series 2019 A:
4% 1/1/49	245,000	280,160
5% 1/1/23	450,000	482,141
5% 1/1/26	165,000	196,095
5% 1/1/30	55,000	69,528
5% 1/1/34	375,000	467,758
Series HH, 5% 1/1/22	425,000	435,136
Georgia Road & Thruway Auth. Rev. Series 2020, 5% 6/1/31	1,000,000	1,325,426
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	5,000	5,445
5% 8/1/39	5,000	5,708
5% 8/1/43	5,000	5,972
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	195,000	228,220
4% 7/1/43	205,000	236,471
Main Street Natural Gas, Inc. Bonds:
Series 2018 A, 4%, tender 9/1/23 (a)	585,000	627,545
Series 2018 C, 4%, tender 12/1/23 (a)	500,000	539,945
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	200,000	205,678
Private Colleges & Univs. Auth. Rev.:
Series 2020 B:
5% 9/1/25	180,000	213,709
5% 9/1/34	1,000,000	1,325,611
Series A:
5% 6/1/22	80,000	83,271
5% 6/1/23	80,000	86,759
5% 6/1/24	130,000	145,576

TOTAL GEORGIA		11,212,355

Hawaii - 1.2%
Hawaii Arpts. Sys. Rev.:
Series 2015 A, 5% 7/1/45 (b)	1,000,000	1,153,142
Series 2018 A:
5% 7/1/33 (b)	125,000	156,212
5% 7/1/48 (b)	2,800,000	3,409,520
Hawaii Gen. Oblig. Series 2020 A, 4% 7/1/36 (b)	40,000	47,750
Honolulu City & County Gen. Oblig.:
(Honolulu Rail Transit Proj.) Series 2020 B, 5% 3/1/29	1,000,000	1,302,963
Series 2017 A, 5% 9/1/33	5,000	6,197
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/40 (Pre-Refunded to 7/1/25 @ 100)	115,000	135,906

TOTAL HAWAII		6,211,690

Idaho - 0.2%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
Series 2019 A, 4% 1/1/50	25,000	27,825
Series 2021 A, 5% 7/15/31	610,000	822,750

TOTAL IDAHO		850,575

Illinois - 11.0%
Champaign County Cmnty. Unit Series 2019, 4% 6/1/26	15,000	17,308
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	44,904
Series 2011 A, 5% 12/1/41	50,000	50,885
Series 2012 A, 5% 12/1/42	830,000	872,636
Series 2018 A:
5% 12/1/29	350,000	443,409
5% 12/1/30	160,000	202,654
5% 12/1/31	150,000	189,422
Series 2018 C, 5% 12/1/46	200,000	246,415
Series 2019 A:
5% 12/1/29	125,000	162,075
5% 12/1/30	405,000	523,052
5% 12/1/30	100,000	129,149
Series 2021 A, 5% 12/1/41	1,465,000	1,870,519
Series 2021 B:
5% 12/1/21	400,000	407,637
5% 12/1/22	500,000	531,756
Chicago Gen. Oblig.:
Series 2015 C, 5% 1/1/27	215,000	253,454
Series 2020 A:
5% 1/1/27	400,000	486,243
5% 1/1/30	230,000	297,757
Chicago Midway Arpt. Rev.:
Series 2013 A:
5.375% 1/1/33 (b)	2,000,000	2,136,249
5.5% 1/1/29 (b)	200,000	214,869
Series 2014 B:
5% 1/1/26	100,000	111,370
5% 1/1/28	270,000	300,056
Series 2016 B:
4% 1/1/35	200,000	223,350
5% 1/1/46	2,000,000	2,354,048
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 4% 1/1/29 (b)	400,000	407,856
Series 2013 A, 5% 1/1/23 (b)	70,000	74,890
Series 2017 B, 5% 1/1/37	50,000	60,800
Series 2018 A, 5% 1/1/48 (b)	90,000	110,125
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (b)	50,000	59,978
5% 7/1/48 (b)	600,000	716,192
Cook County Cmnty. Consolidated School District No. 59 Series 2020, 5% 3/1/26	615,000	737,652
Cook County Gen. Oblig.:
Series 2011 A, 5.25% 11/15/23	50,000	50,929
Series 2016 A:
5% 11/15/23	10,000	11,102
5% 11/15/31	500,000	607,892
Series 2021 A:
5% 11/15/22	125,000	133,229
5% 11/15/23	35,000	38,858
5% 11/15/24	50,000	57,486
5% 11/15/33	425,000	560,007
Illinois Fin. Auth. Bonds Series 2020 B, 5%, tender 11/15/24 (a)	400,000	451,274
Illinois Fin. Auth. Academic Facilities:
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A, 5% 10/1/25	200,000	236,348
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/26	200,000	243,442
5% 10/1/31	200,000	257,467
5% 10/1/38	200,000	253,459
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/22	40,000	41,794
5% 8/1/24	45,000	49,899
5% 8/1/30	615,000	715,908
(Depaul Univ., IL Proj.):
Series 2016 A, 5% 10/1/28	10,000	12,079
Series 2016, 5% 10/1/29	30,000	36,212
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	750,000	864,877
5% 5/15/43	790,000	972,916
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	15,000	18,223
Series 2011 IL, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	5,000	5,101
Series 2012 A, 5% 5/15/41 (Pre-Refunded to 5/15/22 @ 100)	695,000	724,151
Series 2013:
4% 5/15/33 (Pre-Refunded to 5/15/22 @ 100)	270,000	278,499
4.25% 5/15/43 (Pre-Refunded to 5/15/22 @ 100)	55,000	56,851
5% 11/15/24	65,000	69,112
Series 2015 A:
5% 11/15/23	10,000	11,097
5% 11/15/25	150,000	178,433
5% 11/15/45	300,000	350,500
Series 2015 C:
4.125% 8/15/37	60,000	66,396
5% 8/15/26	35,000	41,008
5% 8/15/44	1,380,000	1,593,772
Series 2016 A:
5% 8/15/24 (Escrowed to Maturity)	65,000	74,282
5% 7/1/31	30,000	35,739
5% 7/1/33	10,000	11,859
5% 7/1/36	45,000	53,104
Series 2016 B, 5% 8/15/35	250,000	305,253
Series 2016 C:
4% 2/15/41	35,000	39,817
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	5,000	5,862
5% 2/15/34	50,000	60,950
Series 2016:
5% 12/1/23	155,000	171,833
5% 5/15/29	10,000	11,900
5% 12/1/29	620,000	744,790
5% 12/1/33	485,000	580,724
5% 12/1/40	85,000	101,222
5% 12/1/46	2,695,000	3,186,775
Series 2017 A, 5% 7/15/42	1,000,000	1,227,921
Series 2018 A:
4.25% 1/1/44	55,000	63,385
5% 1/1/38	225,000	274,099
5% 1/1/44	340,000	410,207
Series 2019:
4% 9/1/35	60,000	69,535
5% 9/1/36	295,000	370,698
5% 9/1/38	100,000	124,964
Illinois Gen. Oblig.:
Series 2012 A, 4% 1/1/23	65,000	66,217
Series 2012:
5% 8/1/22	90,000	94,599
5% 8/1/24	70,000	73,593
Series 2013 A, 5% 4/1/23	525,000	567,269
Series 2013, 5% 7/1/23	10,000	10,909
Series 2014:
5% 4/1/24	100,000	112,087
5% 2/1/25	520,000	579,872
Series 2016:
5% 1/1/26	5,000	5,916
5% 2/1/26	400,000	474,195
5% 2/1/27	585,000	709,769
5% 11/1/29	1,400,000	1,665,119
Series 2017 D, 5% 11/1/25	60,000	70,669
Series 2017, 4% 2/1/24	15,000	16,329
Series 2018 A, 5% 10/1/24	25,000	28,506
Series 2018 B:
5% 5/1/24	1,500,000	1,686,306
5% 10/1/24	1,050,000	1,197,245
Series 2019 B:
5% 9/1/21	105,000	105,830
5% 9/1/22	100,000	105,487
5% 9/1/23	105,000	115,250
5% 9/1/24	105,000	119,386
5% 9/1/25	20,000	23,438
Series 2021 A, 5% 3/1/32	450,000	585,602
Series May 2014, 5% 5/1/39	1,600,000	1,749,510
Illinois Hsg. Dev. Auth. Series 2021, 3% 4/1/51	795,000	874,716
Illinois Sales Tax Rev. Series 2013, 5% 6/15/24	285,000	309,424
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A, 5% 12/1/22	235,000	250,863
Series 2019 A, 5% 1/1/44	105,000	131,906
Series A:
5% 1/1/40	220,000	288,623
5% 1/1/45	2,360,000	3,046,004
Kane, Cook & DuPage Counties School District #46 Elgin Series 2003 B, 0% 1/1/22 (Escrowed to Maturity)	100,000	99,906
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
Series 2008, 0% 2/1/25 (FSA Insured)	315,000	304,528
Series 2011:
5.5% 2/1/22	20,000	20,567
5.5% 2/1/22 (Escrowed to Maturity)	80,000	82,454
Series 2015, 4% 2/1/30	800,000	890,451
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 2010 B1:
0% 6/15/43 (FSA Insured)	610,000	363,665
0% 6/15/47 (FSA Insured)	155,000	81,579
Series 1994 A, 0% 6/15/25	25,000	23,798
Series 1994, 0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,064,715
Series 2002 A, 0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	23,663
Series 2002, 0% 12/15/23	205,000	200,319
Series 2012 B, 5% 6/15/23	10,000	10,433
Series 2017 A, 5% 6/15/57	875,000	1,050,278
Series 2020 A:
4% 6/15/50	1,170,000	1,346,230
5% 6/15/50	1,730,000	2,160,687
Northern Illinois Univ. Revs. Series 2020 B, 4% 4/1/40 (Build America Mutual Assurance Insured)	455,000	527,321
Univ. of Illinois Board of Trustees Ctfs. of Prtn. (Univ. of Illinois Rev. Proj.) Series 2014 A, 5% 10/1/26	15,000	17,006
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/30	100,000	125,672

TOTAL ILLINOIS		54,607,861

Indiana - 0.9%
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (a)	50,000	49,961
Series 2020 B, 0.95%, tender 4/1/26 (a)(b)	100,000	100,155
Indiana Fin. Auth. Rev.:
Series 2012, 5% 3/1/23 (Pre-Refunded to 3/1/22 @ 100)	35,000	36,133
Series 2016:
5% 9/1/24	20,000	22,796
5% 9/1/30	50,000	59,251
Indiana Fin. Auth. Wastewtr. Util. Rev. Series 2021 2, 5% 10/1/41 (d)	1,000,000	1,320,761
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (a)	65,000	66,687
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2021 B:
3% 7/1/50	125,000	137,049
5% 7/1/25	690,000	811,364
Series A, 3.75% 1/1/49	425,000	470,971
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 4% 4/1/46	215,000	240,630
Series 2020, 5% 4/1/30	105,000	132,304
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2019 A, 5%, tender 6/5/26 (a)(b)	695,000	843,558

TOTAL INDIANA		4,291,620

Iowa - 1.3%
Iowa Fin. Auth. Rev.:
Series 2019 A2, 2.875% 5/15/49	70,000	70,734
Series A:
5% 5/15/43	35,000	40,640
5% 5/15/48	25,000	28,894
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2017, 5% 12/1/46	2,000,000	2,422,022
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B, 5% 12/1/27 (b)	155,000	189,603
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2:
4% 6/1/40	425,000	509,969
5% 6/1/27	250,000	313,652
5% 6/1/28	500,000	640,972
5% 6/1/29	600,000	784,296
5% 6/1/30	700,000	931,888
Series 2021 B1, 4% 6/1/49	325,000	379,992

TOTAL IOWA		6,312,662

Kentucky - 1.5%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/37	175,000	199,401
5% 2/1/25	280,000	319,544
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (a)	1,000,000	1,006,668
Kentucky Econ. Dev. Fin. Auth.:
Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	100,000	100,827
Series 2019 A2, 5% 8/1/30	345,000	442,908
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 118) Series 2018, 5% 4/1/25	175,000	202,809
(Proj. No. 119) Series 2018:
5% 5/1/26	80,000	96,267
5% 5/1/29	85,000	106,696
5% 5/1/32	20,000	24,994
5% 5/1/33	15,000	18,701
5% 5/1/34	20,000	24,877
5% 5/1/35	10,000	12,312
5% 5/1/36	10,000	12,285
5% 5/1/38	1,000,000	1,223,748
Series A:
4% 11/1/35	600,000	695,231
5% 11/1/29	150,000	191,039
Series C, 5% 11/1/21	140,000	142,248
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (a)	1,505,000	1,735,135
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	200,000	221,094
Series 2020 C, 5%, tender 10/1/26 (a)	70,000	85,444
Series 2020 D, 5%, tender 10/1/29 (a)	85,000	110,340
Series 2016 A, 5% 10/1/32	70,000	83,842
Series 2020 A, 4% 10/1/40	195,000	226,294
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (b)	65,000	73,633
Louisville/Jefferson County Metropolitan Gov. Series 2012, 5% 12/1/35 (Pre-Refunded to 6/1/22 @ 100)	125,000	130,440

TOTAL KENTUCKY		7,486,777

Louisiana - 0.8%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019, 4% 12/1/21	775,000	780,476
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.):
Series 2015, 5% 5/15/47	195,000	221,421
Series 2017, 5% 5/15/27	115,000	142,339
(Tulane Univ. of Louisiana Proj.):
Series 2016 A, 5% 12/15/28	15,000	18,287
Series 2017 A, 5% 12/15/32	165,000	204,881
Series 2018 E, 5% 7/1/38	100,000	124,118
New Orleans Aviation Board Rev. (North Term. Proj.):
Series 2015 B, 5% 1/1/40 (b)	190,000	216,501
Series 2017 B, 5% 1/1/48 (b)	2,000,000	2,368,222

TOTAL LOUISIANA		4,076,245

Maine - 0.4%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	220,000	240,620
(Univ. of New England) Series 2017 A, 4% 7/1/22	20,000	20,745
Series 2011:
6.75% 7/1/41 (Pre-Refunded to 7/1/21 @ 100)	100,000	100,000
7.5% 7/1/32 (Pre-Refunded to 7/1/21 @ 100)	180,000	180,000
Series 2013:
5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	40,000	43,749
5% 7/1/33 (Pre-Refunded to 7/1/23 @ 100)	65,000	71,092
Series 2014, 5% 7/1/30	585,000	651,942
Series 2016 A:
4% 7/1/41	85,000	92,744
4% 7/1/46	85,000	92,212
5% 7/1/41	25,000	28,663
5% 7/1/46	140,000	159,608
Series 2017 B, 5% 7/1/29	10,000	12,168
Series 2018, 5% 7/1/48	135,000	164,587

TOTAL MAINE		1,858,130

Maryland - 3.2%
Anne Arundel County Gen. Oblig. Series 2021, 5% 4/1/27	2,000,000	2,495,610
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	105,000	116,214
Series 2019 C, 5% 9/1/28	115,000	146,067
Maryland Econ. Dev. Corp. Air Cargo Series 2019:
5% 7/1/22 (b)	280,000	292,204
5% 7/1/23 (b)	325,000	352,744
5% 7/1/25 (b)	510,000	592,012
5% 7/1/26 (b)	230,000	274,001
Maryland Health & Higher Edl. Series 2021 A, 5% 6/1/29	120,000	150,427
Maryland Health & Higher Edl. Facilities Auth. Rev. (Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	150,000	183,578
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020:
4% 7/1/50	2,500,000	2,969,169
5% 7/1/40	2,000,000	2,616,692
Prince Georges County Ctfs. of Prtn. Series 2021:
5% 10/1/25	1,610,000	1,915,275
5% 10/1/26	1,650,000	2,023,655
Washington Metropolitan Area Transit Auth. Series 2021 A, 5% 7/15/26	1,420,000	1,732,328

TOTAL MARYLAND		15,859,976

Massachusetts - 5.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1, 5% 7/1/35	820,000	1,104,741
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhancement Prog.) Series 2021 B:
5% 6/1/26	350,000	426,357
5% 6/1/27	500,000	627,128
5% 6/1/41	1,250,000	1,566,922
Series 2021 A, 5% 6/1/51	1,860,000	2,376,774
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	300,000	321,381
Massachusetts Dev. Fin. Agcy. Rev.:
(Lawrence Gen. Hosp.):
Series 2014 A, 5.25% 7/1/34	40,000	40,608
Series 2017, 5% 7/1/21	100,000	100,000
Series 2016 A, 5% 1/1/31	40,000	47,700
Series 2016 I:
5% 7/1/30	195,000	230,365
5% 7/1/41	140,000	162,616
Series 2017 A:
5% 1/1/36	325,000	394,236
5% 1/1/37	1,050,000	1,271,837
Series 2017, 5% 7/1/36	275,000	329,978
Series 2018, 5% 1/1/43	180,000	215,535
Series 2019 K:
5% 7/1/25	125,000	147,149
5% 7/1/26	165,000	200,422
5% 7/1/27	195,000	243,189
Series 2019:
5% 7/1/27	440,000	545,819
5% 9/1/59	510,000	631,753
Series 2020 A:
4% 7/1/45	480,000	560,133
5% 10/15/28	1,000,000	1,301,917
Series 2021 V, 5% 7/1/55	1,245,000	2,027,797
Series 2021:
4% 7/1/26	240,000	275,137
4% 7/1/27	255,000	297,160
4% 7/1/28	325,000	383,509
4% 7/1/29	340,000	405,244
4% 7/1/30	355,000	426,789
4% 7/1/31	370,000	449,073
Series M:
4% 10/1/50	490,000	571,548
5% 10/1/45	370,000	468,043
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016 J, 5% 7/1/22 (b)	130,000	136,187
Series 2016, 5% 7/1/24 (b)	210,000	237,555
Massachusetts Gen. Oblig.:
Series 2019 A, 5% 1/1/49	2,000,000	2,511,648
Series 2019 C, 5% 5/1/49	345,000	436,967
Series E, 5% 11/1/50	1,640,000	2,113,627
Massachusetts Port Auth. Rev.:
Series 2019 A, 5% 7/1/40 (b)	500,000	623,774
Series 2021 E:
5% 7/1/41 (b)	1,000,000	1,298,855
5% 7/1/46 (b)	290,000	372,482
5% 7/1/51 (b)	1,000,000	1,278,195
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (b)	230,000	285,086

TOTAL MASSACHUSETTS		27,445,236

Michigan - 1.6%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	40,000	44,867
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/41	140,000	155,972
5% 7/1/25	60,000	68,179
5% 7/1/27	265,000	314,578
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (FSA Insured)	180,000	221,085
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A, 5% 7/1/48	200,000	244,571
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2016 D, 5% 7/1/27	100,000	121,578
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 4% 5/15/36	185,000	206,346
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	50,000	61,791
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	570,000	680,223
Series 2016:
5% 11/15/26	160,000	196,262
5% 11/15/41	30,000	36,131
Series 2019 A, 5% 11/15/48	55,000	68,617
Series 2020 A:
4% 5/15/22	325,000	335,522
4% 6/1/49	135,000	156,804
Series 2021:
4% 9/1/31	665,000	809,324
5% 9/1/32	690,000	901,222
5% 9/1/33	650,000	846,125
5% 9/1/36	505,000	652,759
Michigan Hosp. Fin. Auth. Rev. Series 2008 C, 5% 12/1/32	10,000	12,538
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (a)(b)	175,000	180,801
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/50	1,000,000	1,285,154
Wayne County Arpt. Auth. Rev.:
Series 2017 A, 5% 12/1/29	45,000	56,368
Series 2017 B, 5% 12/1/42 (b)	150,000	181,523
Series 2018 D, 5% 12/1/29 (b)	85,000	107,687

TOTAL MICHIGAN		7,946,027

Minnesota - 0.9%
City of White Bear Lake (YMCA of Greater Twin Cities Proj.) Series 2018, 5% 6/1/22	490,000	508,152
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	220,000	264,831
5% 2/15/58	270,000	324,108
Maple Grove Health Care Sys. Rev.:
( North Memorial Med. Ctr., Proj.) Series 2015, 4% 9/1/21	25,000	25,144
Series 2015, 5% 9/1/26	60,000	70,303
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	500,000	615,882
5% 10/1/45	30,000	35,827
Minnesota Hsg. Fin. Agcy. Series B, 4% 8/1/39	2,050,000	2,466,678
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (a)(c)	255,000	276,770

TOTAL MINNESOTA		4,587,695

Mississippi - 0.3%
Mississippi Home Corp. Series 2021 B:
3% 6/1/51 (d)	330,000	362,895
5% 6/1/25 (d)	750,000	878,097
Mississippi Hosp. Equip. & Facilities Auth.:
Bonds Series II, 5%, tender 3/1/27 (a)	80,000	95,114
Series I, 5% 10/1/24	70,000	79,969

TOTAL MISSISSIPPI		1,416,075

Missouri - 0.9%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	35,000	41,145
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/44	1,200,000	1,462,822
Missouri Health & Edl. Facilities Rev.:
Series 2017 A, 5% 10/1/42	475,000	572,144
Series 2018 A, 5% 11/15/43	1,000,000	1,221,058
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Series 2019, 4% 5/1/50	25,000	27,808
Series 2021 A, 3% 5/1/52	585,000	641,031
Saint Louis Arpt. Rev. Series A, 5.25% 7/1/26 (FSA Insured)	570,000	700,629
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	25,000	28,245

TOTAL MISSOURI		4,694,882

Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2017 A, 4% 12/1/47 (b)	25,000	26,473
Series 2019 B, 4% 6/1/50	15,000	16,991
Montana Facility Fin. Auth. Rev. (Benefis Health Sys. Proj.) Series 2016, 5% 2/15/32	30,000	35,913

TOTAL MONTANA		79,377

Nebraska - 0.2%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (a)	575,000	651,375
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (b)	65,000	71,180
Series 2019 E, 3.75% 9/1/49 (b)	85,000	91,521

TOTAL NEBRASKA		814,076

Nevada - 0.2%
Clark County School District Series 2017 A, 5% 6/15/25	400,000	469,837
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	435,000	481,952
Series 2019 B, 4% 10/1/49	40,000	44,381
Tahoe-Douglas Visitors Auth. Series 2020, 5% 7/1/45	195,000	226,280

TOTAL NEVADA		1,222,450

New Hampshire - 0.3%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	230,536	277,496
New Hampshire Health & Ed. Facilities Auth. (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/23	200,000	219,318
5% 8/1/26	105,000	127,678
5% 8/1/37	100,000	123,780
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	560,000	571,446
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	50,000	50,343
Series 2016, 5% 10/1/22	85,000	90,047

TOTAL NEW HAMPSHIRE		1,460,108

New Jersey - 4.7%
New Jersey Econ. Dev. Auth.:
Series A, 5% 11/1/40	360,000	449,080
Series QQQ:
5% 6/15/27	35,000	43,171
5% 6/15/28	40,000	50,354
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (c)	100,000	102,437
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/23	25,000	27,678
(NJ Transit Corp. Projs.) Series A, 4% 11/1/27	370,000	437,860
Series 2013 NN:
5% 3/1/27	195,000	209,862
5% 3/1/29	1,000,000	1,073,898
Series 2013:
5% 3/1/23	25,000	26,942
5% 3/1/24	70,000	75,442
Series 2014 PP:
4% 6/15/30	70,000	75,839
5% 6/15/26	280,000	317,143
Series 2015 XX:
4.25% 6/15/26	280,000	318,735
5% 6/15/23	200,000	218,465
Series 2017 DDD, 5% 6/15/30	1,000,000	1,213,013
Series 2018 EEE, 5% 6/15/28	410,000	516,125
Series LLL:
4% 6/15/44	315,000	364,099
5% 6/15/44	180,000	223,271
Series MMM, 4% 6/15/35	90,000	105,910
Series PP, 5% 6/15/31	260,000	292,690
New Jersey Edl. Facility:
Series 2016 B, 4% 9/1/26	500,000	580,487
Series B, 5% 7/1/30	1,790,000	2,241,823
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	185,000	227,320
4% 6/1/31	70,000	87,169
4% 6/1/32	45,000	56,769
5% 6/1/29	205,000	265,455
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/21	10,000	10,000
5% 7/1/22	25,000	26,113
Series 2016:
4% 7/1/48	100,000	110,426
5% 7/1/41	65,000	75,772
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011-1, 5.5% 12/1/21 (b)	80,000	81,709
Series 2017 1A, 5% 12/1/26 (b)	530,000	640,592
Series 2018 B:
5% 12/1/25 (b)	500,000	590,344
5% 12/1/26 (b)	485,000	586,202
5% 12/1/27 (b)	850,000	1,047,987
Series 2020:
5% 12/1/24 (b)	100,000	114,711
5% 12/1/25 (b)	235,000	276,902
5% 12/1/25 (b)	60,000	70,699
5% 12/1/26 (b)	205,000	247,776
5% 12/1/27 (b)	145,000	178,774
5% 12/1/27 (b)	40,000	49,317
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2021 A, 4% 1/1/42	1,000,000	1,201,364
Series D, 5% 1/1/28	170,000	208,310
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	505,000	629,332
Series 2010 A, 0% 12/15/27	250,000	226,166
Series 2014 AA, 5% 6/15/25	100,000	113,275
Series 2016 A, 5% 6/15/27	160,000	191,877
Series 2018 A, 5% 12/15/32	100,000	125,561
Series 2021 A, 5% 6/15/33	1,000,000	1,310,096
Series 2022 A, 4% 6/15/39 (d)	720,000	818,890
Series 2022 AA:
5% 6/15/33 (d)	250,000	316,981
5% 6/15/36 (d)	1,460,000	1,825,208
Series AA:
4% 6/15/38	185,000	219,412
4% 6/15/50	400,000	464,420
5% 6/15/29	55,000	57,468
5% 6/15/40	210,000	267,768
5% 6/15/45	95,000	119,747
Series BB:
5% 6/15/33	1,000,000	1,255,406
5% 6/15/50	70,000	85,256
Rutgers State Univ. Rev. Series Q:
5% 5/1/22	40,000	41,589
5% 5/1/23	30,000	32,530

TOTAL NEW JERSEY		23,219,017

New Mexico - 0.1%
New Mexico Mtg. Fin. Auth.:
Series 2019 C, 4% 1/1/50	195,000	216,600
Series 2019 D, 3.75% 1/1/50	55,000	60,784
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	5,000	5,020
5% 5/15/34	10,000	11,440
5% 5/15/39	5,000	5,673
5% 5/15/44	5,000	5,628
5% 5/15/49	15,000	16,834
Series 2019 B1, 2.625% 5/15/25	10,000	10,051

TOTAL NEW MEXICO		332,030

New York - 4.2%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/25	400,000	466,381
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2015 B, 4% 7/1/35	5,000	5,550
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	100,000	107,809
New York City Gen. Oblig.:
Series 2018 A, 5% 8/1/24	100,000	114,309
Series 2021 A1, 5% 8/1/29	1,000,000	1,307,276
Series E, 5% 8/1/30	1,025,000	1,244,664
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (a)	270,000	270,024
Series 2021, 0.6%, tender 7/1/25 (a)	390,000	388,687
Series A 1 B, 5% 5/1/30	490,000	628,177
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series GG 1, 5% 6/15/48	1,350,000	1,718,715
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	660,000	901,309
New York Dorm. Auth. Personal Income Tax Rev. (New York State Pit Proj.) Series 2012 D, 5% 2/15/22 (Escrowed to Maturity)	10,000	10,297
New York Dorm. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 5/1/22 (a)	95,000	96,471
Series 2019 B2, 5%, tender 5/1/24 (a)	100,000	110,729
Series 2020 A:
4% 9/1/37	350,000	409,758
4% 9/1/39	700,000	815,844
New York Metropolitan Trans. Auth. Rev.:
Series 2016 A, 5% 11/15/31	100,000	117,956
Series 2017 B, 5% 11/15/24	565,000	649,183
Series 2020 D:
4% 11/15/46	2,050,000	2,389,302
4% 11/15/47	150,000	174,709
Series 2021 A1, 4% 11/15/45	1,750,000	2,055,622
New York State Hsg. Fin. Agcy. Rev. Series J, 0.75% 5/1/25	250,000	250,805
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232, 5% 10/1/25 (b)	765,000	900,863
Series 221, 3.5% 10/1/32 (b)	30,000	32,589
New York State Urban Dev. Corp. Series 2020 E:
4% 3/15/44	1,675,000	1,969,562
4% 3/15/45	1,350,000	1,583,903
New York Thruway Auth. Gen. Rev. Series 2016 A, 5% 1/1/46	175,000	205,389
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A, 5% 12/1/29 (FSA Insured)	600,000	658,105
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2015, 5% 7/1/27	295,000	340,059
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) Series 1994, 5.75% 3/1/24 (b)	220,000	250,117
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (c)	100,000	104,403
5.375% 11/1/54 (c)	100,000	104,353
Triborough Bridge and Tunnel Auth. Series 2021 A1, 5% 5/15/51	400,000	521,691

TOTAL NEW YORK		20,904,611

New York And New Jersey - 0.0%
Port Auth. of New York & New Jersey Series 194, 5.25% 10/15/55	210,000	246,399
North Carolina - 0.2%
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	10,000	12,499
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	70,000	87,492
North Carolina Med. Care Commission Health Care Facilities Rev.:
Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	175,000	177,985
Series 2019 C, 2.55%, tender 6/1/26 (a)	300,000	321,197
Series 2021 A, 4% 3/1/51	280,000	306,005

TOTAL NORTH CAROLINA		905,178

North Dakota - 0.0%
North Dakota Hsg. Fin. Agcy. Series 2021 A, 3% 1/1/52	205,000	225,158
Ohio - 4.4%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5.25% 11/15/46	495,000	584,025
Series 2020, 4% 11/15/38	1,500,000	1,775,308
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	10,000	11,800
5% 8/1/26	390,000	474,233
5% 8/1/27	10,000	12,491
5% 8/1/28	10,000	12,627
5% 8/1/29	10,000	12,608
5% 8/1/30	10,000	12,599
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	10,000	10,389
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A, 5% 2/15/44	175,000	216,008
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2, 5% 6/1/34	370,000	482,824
Cleveland Arpt. Sys. Rev. Series 2016 A, 5% 1/1/25 (FSA Insured)	145,000	168,050
Cleveland State Univ. Gen. Receipts Series 2012, 5% 6/1/37	510,000	519,004
Cleveland Wtr. Rev. Series 2020:
5% 1/1/26	1,375,000	1,651,692
5% 1/1/28	800,000	1,014,413
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4.25% 6/15/24	110,000	115,835
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	200,000	247,158
5% 12/1/51	200,000	246,123
Hamilton County HealthCare Facilities Rev. (The Christ Hosp. Proj.) Series 2012, 5.25% 6/1/24	2,900,000	3,015,915
Kent State Univ. Revs. Series 2016, 5% 5/1/30	1,495,000	1,788,965
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (a)	255,000	293,682
Series 2019, 5% 2/1/25	160,000	184,843
Lucas County Hosp. Rev. Series 2011, 5% 11/15/23 (Pre-Refunded to 11/15/21 @ 100)	20,000	20,354
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
4% 2/15/23	315,000	328,406
5% 2/15/44	100,000	103,768
Ohio Hosp. Rev. Series 2020 A:
4% 1/15/50	40,000	46,188
5% 1/15/31	300,000	388,095
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	15,000	16,853
Ohio Major New State Infrastructure Rev. Series 2021 1A:
5% 12/15/25	800,000	959,208
5% 12/15/26	1,150,000	1,420,891
5% 12/15/27	1,100,000	1,394,833
5% 12/15/28	1,250,000	1,621,163
Ohio Spl. Oblig. Series 2020 A:
5% 2/1/23	180,000	193,740
5% 2/1/26	150,000	180,363
Ohio Tpk. Commission Tpk. Rev. Series A, 5% 2/15/51	1,100,000	1,431,375
Scioto County Hosp. Facilities Rev. Series 2019, 5% 2/15/29	100,000	117,383
Univ. of Akron Gen. Receipts Series 2019 A, 4% 1/1/27	220,000	258,084
Univ. of Toledo Gen. Receipts Series 2018 A, 5% 6/1/22	330,000	343,804
Wood County Hosp. Facilities Rev. (Wood County Hosp. Proj.) Series 2012:
5% 12/1/32	5,000	5,095
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	10,000	10,664

TOTAL OHIO		21,690,859

Oklahoma - 0.4%
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (b)	200,000	243,684
Oklahoma Dev. Fin. Auth. Health Sys. Rev.:
(OU Medicine Proj.) Series 2018 B:
5% 8/15/23	200,000	217,523
5% 8/15/25	700,000	811,499
Series 2015 A, 5% 8/15/24	250,000	283,507
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
4% 8/1/21	50,000	50,128
4% 8/1/22	60,000	62,046
5% 8/1/23	45,000	48,583
5% 8/1/44	125,000	148,067

TOTAL OKLAHOMA		1,865,037

Oregon - 0.6%
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	830,000	864,398
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	1,445,000	1,605,262
Port of Portland Arpt. Rev.:
Series 2020 27A, 5% 7/1/45 (b)	240,000	300,443
Series 27 A, 5% 7/1/36 (b)	240,000	306,471

TOTAL OREGON		3,076,574

Pennsylvania - 7.0%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/22	185,000	194,324
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/26	475,000	554,520
5% 7/1/27	475,000	566,256
5% 7/1/28	525,000	637,191
5% 7/1/29	550,000	677,848
5% 7/1/36	120,000	150,109
5% 7/1/38	240,000	298,634
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2016 A, 5% 11/15/46	2,250,000	2,629,798
Series 2018 A:
5% 11/15/22	100,000	106,512
5% 11/15/25	100,000	119,051
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/28	305,000	387,868
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	20,000	22,578
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/37	40,000	45,200
5% 7/15/36	500,000	601,947
Series 2020, 4% 7/15/45	500,000	561,612
Geisinger Auth. Health Sys. Rev. Series 2017 A1, 5% 2/15/45	100,000	119,111
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	60,000	71,850
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	95,000	96,592
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	95,000	113,838
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A, 5% 10/1/40	330,000	370,165
Series 2019, 4% 9/1/44	185,000	214,446
Series 2020, 5% 4/1/27	300,000	363,939
Montgomery County Indl. Dev. Auth. Series 2015 A, 5.25% 1/15/36	140,000	158,316
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	195,000	218,851
Series 2016 A, 5% 8/15/46	50,000	58,356
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/23	250,000	273,280
5% 7/1/24	300,000	338,790
5% 7/1/26	455,000	545,727
5% 7/1/27	500,000	613,688
5% 7/1/34	450,000	553,417
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	500,000	587,517
Series 2017, 5% 5/1/35	10,000	12,232
Series 2018 A, 5% 2/15/48	100,000	122,197
Pennsylvania Hsg. Fin. Agcy. Series 2021 134B, 5% 10/1/27 (b)	1,160,000	1,429,679
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2015 B, 5% 12/1/45	265,000	311,956
Series 2021 A, 4% 12/1/50	1,000,000	1,180,433
Philadelphia Arpt. Rev.:
Series 2017 B:
5% 7/1/25 (b)	290,000	340,002
5% 7/1/35 (b)	50,000	60,843
5% 7/1/47 (b)	800,000	957,556
Series 2020 C, 5% 7/1/29 (b)	595,000	763,341
Series 2021:
5% 7/1/26 (b)	2,920,000	3,514,892
5% 7/1/27 (b)	4,020,000	4,963,494
5% 7/1/28 (b)	425,000	537,009
5% 7/1/34 (b)	1,000,000	1,299,880
5% 7/1/35 (b)	1,000,000	1,298,940
Philadelphia Auth. For Indl. Dev. Series 2015 1, 5% 4/1/33	70,000	80,858
Philadelphia Auth. for Indl. Dev. Series 2017 A, 5% 9/1/42	760,000	907,300
Philadelphia Gas Works Rev.:
Series 14, 5% 10/1/22	375,000	397,268
Series 2015 13, 5% 8/1/21	200,000	200,769
Philadelphia Gen. Oblig.:
Series 2014 A, 5.25% 7/15/27	275,000	308,380
Series 2019 A, 5% 8/1/26	220,000	267,270
Philadelphia School District:
Series 2018 A, 5% 9/1/25	50,000	59,023
Series 2018 B, 5% 9/1/43	50,000	61,614
Series 2019 A:
4% 9/1/35	170,000	203,507
5% 9/1/23	90,000	98,941
5% 9/1/34	80,000	102,988
Series 2019 B:
5% 9/1/25	140,000	165,265
5% 9/1/26	415,000	504,906
Series 2019 C, 5% 9/1/33	315,000	405,081
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/44 (FSA Insured)	70,000	88,409
Southcentral Pennsylvania Gen. Auth. Rev.:
(Hanover Hosp., Inc. PA Proj.) Series 2015, 5% 12/1/28	45,000	52,704
Series 2019 A:
4% 6/1/44	50,000	57,932
4% 6/1/49	115,000	132,079
5% 6/1/25	200,000	235,642
5% 6/1/44	85,000	105,851
5% 6/1/49	135,000	167,354
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/32 (FSA Insured)	315,000	383,139
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	185,000	214,547
5% 8/1/48	310,000	358,323

TOTAL PENNSYLVANIA		34,602,935

Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/39	215,000	246,097
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	45,000	49,719
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A:
4% 12/1/26 (b)	130,000	142,657
5% 12/1/23 (b)	625,000	691,597

TOTAL RHODE ISLAND		1,130,070

South Carolina - 1.4%
Charleston County Arpt. District Series 2019, 5% 7/1/48	395,000	497,179
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	65,000	73,207
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	170,000	215,114
South Carolina Ports Auth. Ports Rev.:
Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (b)	255,000	302,765
Series 2018, 5% 7/1/43 (b)	520,000	641,242
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 B, 5% 12/1/38	200,000	220,871
Series 2014 A:
5% 12/1/49	440,000	492,652
5.5% 12/1/54	165,000	186,793
Series 2014 C, 5% 12/1/46	20,000	22,796
Series 2015 A, 5% 12/1/50	100,000	115,241
Series 2015 E, 5.25% 12/1/55	415,000	489,643
Series 2016 A:
5% 12/1/26	140,000	168,370
5% 12/1/29	500,000	599,302
5% 12/1/33	15,000	17,929
5% 12/1/38	80,000	95,109
Series 2016 B:
5% 12/1/31	105,000	127,583
5% 12/1/35	195,000	236,216
5% 12/1/41	175,000	210,758
Series A, 5% 12/1/23	145,000	161,192
Series B, 5% 12/1/24	500,000	576,858
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	30,000	34,095
4% 4/15/48	20,000	22,732
5% 4/15/48	1,415,000	1,685,215

TOTAL SOUTH CAROLINA		7,192,862

Tennessee - 2.1%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 5% 8/1/25	135,000	158,699
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/23	15,000	16,356
5% 7/1/24	20,000	21,900
5% 7/1/25	20,000	21,892
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2018:
5% 7/1/26 (b)	450,000	541,439
5% 7/1/38 (b)	1,315,000	1,613,123
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (b)	55,000	62,339
Series 2019 B:
5% 7/1/38 (b)	655,000	832,341
5% 7/1/54 (b)	225,000	278,506
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C:
5% 1/1/27	2,210,000	2,735,440
5% 1/1/30	2,400,000	3,188,893
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	460,000	488,362
Tennessee Hsg. Dev. Agcy. Residential Series 2021 1, 3% 7/1/51	620,000	680,079

TOTAL TENNESSEE		10,639,369

Texas - 4.8%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45 (Build America Mutual Assurance Insured)	25,000	25,080
Austin Cmnty. College District Rev. (Highland Campus Parking Garage Proj.) Series 2018 C:
5% 8/1/25	200,000	236,529
5% 8/1/26	200,000	243,980
Austin-Bergstrom Landhost Ente Series 2017, 5% 10/1/22	115,000	120,643
Central Reg'l. Mobility Auth.:
Series 2020 B, 5% 1/1/45	1,000,000	1,252,308
Series 2021 B:
5% 1/1/33	640,000	852,264
5% 1/1/34	650,000	860,846
5% 1/1/35	550,000	725,065
5% 1/1/36	850,000	1,113,163
5% 1/1/37	1,100,000	1,433,136
5% 1/1/38	1,100,000	1,429,827
Series 2021 C, 5% 1/1/27	775,000	914,845
Cypress-Fairbanks Independent School District Bonds Series 2017 A-2, 1.25%, tender 8/15/22 (a)	130,000	131,505
Dallas Fort Worth Int'l. Arpt. Rev. Series 2014 B, 5% 11/1/22 (b)	115,000	122,263
Denton Independent School District Bonds Series 2014 B, 2%, tender 8/1/24 (a)	100,000	104,933
Fort Bend Independent School District Bonds Series 2021 B, 0.72%, tender 8/1/26 (a)	475,000	473,842
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2015, 4% 12/1/45	220,000	242,359
Houston Arpt. Sys. Rev.:
Series 2012 A, 5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100) (b)	85,000	88,984
Series 2018 A, 5% 7/1/41 (b)	1,000,000	1,228,569
Series 2018 C:
5% 7/1/26 (b)	200,000	241,293
5% 7/1/30 (b)	120,000	150,559
Series 2018 D, 5% 7/1/39	260,000	324,786
Houston City of Higher Ed. Fin. Corp. (Houston Baptist Univ. Proj.) Series 2021:
3.375% 10/1/37	500,000	500,212
4% 10/1/51	1,200,000	1,334,258
Houston Gen. Oblig. Series 2017 A, 5% 3/1/32	25,000	30,497
Houston Util. Sys. Rev.:
Series 2016 B, 5% 11/15/34	5,000	6,083
Series 2020 C, 5% 11/15/45	1,000,000	1,290,054
Series 2021 A, 5% 11/15/26	445,000	549,292
Love Field Arpt. Modernization Rev. Series 2017, 5% 11/1/31 (b)	25,000	30,098
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2020, 5% 5/15/24	300,000	339,467
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (a)	100,000	104,587
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	10,000	12,504
5% 8/15/47	10,000	12,033
North Central Texas Health Facilities Dev. Corp. (Childrens Med. Ctr. of Dallas Proj.) Series 2012, 5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	100,000	105,376
North Texas Tollway Auth. Rev.:
Series 2019 B, 5% 1/1/25	85,000	98,512
Series 2021 B, 4% 1/1/32	2,000,000	2,468,637
San Antonio Elec. & Gas Sys. Rev. Series 2017, 5% 2/1/33	5,000	6,097
San Antonio Wtr. Sys. Rev.:
Series 2018 A, 5% 5/15/33	5,000	6,296
Series 2020 A, 5% 5/15/50	475,000	602,295
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21 (Escrowed to Maturity)	60,000	60,347
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2017 A, 5% 2/15/24	265,000	297,318
Series 2018 A, 5% 7/1/29	305,000	388,902
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	126,702	133,584
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	130,000	147,289
Series A, 3.5% 3/1/51	170,000	190,788
Texas Gen. Oblig. Bonds Series 2019 C2, 1.85%, tender 8/1/22 (a)	35,000	35,033
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A, 4% 6/30/37	1,000,000	1,190,578
Texas Trans. Commission Series 2019 A, 0% 8/1/41	250,000	114,634
Univ. of Texas Board of Regents Sys. Rev. Series 2020 C, 5% 8/15/28	1,000,000	1,287,928

TOTAL TEXAS		23,659,478

Utah - 0.1%
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/24 (b)	10,000	11,328
Series 2018 A:
5% 7/1/33 (b)	175,000	216,714
5.25% 7/1/48 (b)	130,000	159,569

TOTAL UTAH		387,611

Vermont - 0.3%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A, 5% 6/15/25 (b)	635,000	732,647
Series 2020 A, 5% 6/15/26 (b)	620,000	733,459

TOTAL VERMONT		1,466,106

Virginia - 2.8%
Arlington County Series 2021, 5% 6/15/26	1,600,000	1,953,132
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (a)	2,000,000	2,176,524
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A:
5% 9/1/23	360,000	393,384
5% 9/1/24	315,000	355,853
Salem Econ. Dev. Auth. Series 2020:
4% 4/1/40	120,000	136,494
5% 4/1/25	165,000	188,582
5% 4/1/36	500,000	620,644
Virginia College Bldg. Auth. Edl. Facilities Rev. (21St Century Collage and Equip. Programs) Series 2021 A:
4% 2/1/34	1,850,000	2,290,563
4% 2/1/35	1,700,000	2,100,254
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2021 A1:
5% 8/1/26	1,400,000	1,710,214
5% 8/1/27	1,500,000	1,889,947
Winchester Econ. Dev. Auth. (Valley Health Proj.) Series 2015, 5% 1/1/22	50,000	51,187
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (a)	125,000	127,897

TOTAL VIRGINIA		13,994,675

Washington - 2.1%
King County Swr. Rev. Series 2017, 5% 7/1/34	10,000	12,285
Port of Seattle Rev.:
Series 2012 B, 5% 8/1/23 (b)	155,000	162,831
Series 2013, 5% 7/1/24 (b)	55,000	59,960
Series 2015 C, 5% 4/1/24 (b)	50,000	56,156
Series 2018 A, 5% 5/1/31 (b)	350,000	420,440
Series 2019 A, 4% 4/1/44 (b)	100,000	113,464
Series 2021 C:
5% 8/1/24 (b)	445,000	505,880
5% 8/1/25 (b)	365,000	428,591
5% 8/1/26 (b)	495,000	598,054
5% 8/1/27 (b)	305,000	377,308
5% 8/1/28 (b)	860,000	1,085,028
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	200,000	199,810
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2017, 5% 12/1/41	295,000	338,422
Washington Gen. Oblig.:
Series 2013 A, 5% 7/1/23	5,000	5,242
Series 2021 C, 5% 2/1/44	3,010,000	3,938,422
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	5,000	5,845
5% 7/1/30	5,000	6,144
5% 7/1/31	10,000	12,247
5% 7/1/42	100,000	120,044
Series 2019 A2, 5% 8/1/44	255,000	316,825
Series 2020, 5% 9/1/40	735,000	956,731
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A, 5% 10/1/25	550,000	648,438
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018, 5% 7/1/38 (c)	100,000	108,900

TOTAL WASHINGTON		10,477,067

West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/32	50,000	62,119
Wisconsin - 1.1%
Milwaukee County Arpt. Rev. Series 2019 B, 5% 12/1/23 (b)	420,000	467,009
Pub. Fin. Auth. Series 2020 A, 5% 1/1/31	60,000	77,501
Pub. Fin. Auth. Edl. Facilities Series 2018 A:
5.25% 10/1/43	160,000	187,145
5.25% 10/1/48	160,000	186,360
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	155,000	190,375
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (c)	15,000	16,641
5% 10/1/48 (c)	20,000	22,112
5% 10/1/53 (c)	30,000	33,104
Roseman Univ. of Health:
(Roseman Univ. of Health Sciences Proj.) Series 2020, 5% 4/1/40 (c)	100,000	120,751
Series 2020, 3% 4/1/25 (c)	425,000	441,804
Wisconsin Gen. Oblig. Series 2021 A, 5% 5/1/32	1,430,000	1,817,170
Wisconsin Health & Edl. Facilities:
Series 2016 A:
4% 11/15/46	195,000	221,363
4% 11/15/46 (Pre-Refunded to 5/15/26 @ 100)	80,000	92,700
Series 2019 A:
2.25% 11/1/26	45,000	45,055
5% 11/1/22	230,000	237,471
5% 12/1/28	150,000	192,141
5% 12/1/29	150,000	195,722
Series 2019 B1, 2.825% 11/1/28	50,000	50,116
Series 2019 B2, 2.55% 11/1/27	30,000	30,053
Series 2019:
5% 10/1/24	175,000	199,497
5% 10/1/30	195,000	249,146
Wisconsin Hsg. & Econ. Dev. Auth. Series 2021 A, 3% 3/1/52	210,000	230,802

TOTAL WISCONSIN		5,304,038

TOTAL MUNICIPAL BONDS
(Cost $418,874,040)		434,081,524

Municipal Notes - 13.8%
Alabama - 0.9%
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.04% 7/1/21, VRDN (a)	4,330,000	$4,330,000
Alaska - 1.5%
Valdez Marine Term. Rev. (Exxon Pipeline Co. Proj.) Series 1985, 0.01% 7/1/21, VRDN (a)	7,500,000	7,500,000
California - 0.7%
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2019 A1, 0.01% 7/1/21 (Liquidity Facility Toronto-Dominion Bank), VRDN (a)	3,500,000	3,500,000
Florida - 1.2%
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.04% 7/1/21, VRDN (a)	6,200,000	6,200,000
New York - 8.7%
New York City Gen. Oblig.:
Series 2013 A3, 0.02% 7/1/21 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	5,100,000	5,100,000
Series 2017 B-4 & B-5, 0.01% 7/1/21 (Liquidity Facility Barclays Bank PLC), VRDN (a)	10,200,000	10,200,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2001 F1, 0.01% 7/1/21 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	14,700,000	14,699,987
New York City Transitional Fin. Auth. Rev. Series 2010 G6, 0.01% 7/1/21 (Liquidity Facility Barclays Bank PLC), VRDN (a)	13,100,000	13,100,000

TOTAL NEW YORK		43,099,987

Wisconsin - 0.8%
Univ. of Wisconsin Hosp. & Clinics Auth. Series B, 0.03% 7/1/21 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,100,000	4,100,000
TOTAL MUNICIPAL NOTES
(Cost $68,729,995)		68,729,987
	Shares	Value

Money Market Funds - 2.4%
Fidelity Municipal Cash Central Fund 0.04% (e)(f)
(Cost $12,034,099)	12,032,895	12,035,302
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $499,638,134)		514,846,813
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(17,439,183)
NET ASSETS - 100%		$497,407,630

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,779,506 or 0.4% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$10,958
Total	$10,958

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.04%	$39,309,970	$28,334,002	$55,614,000	$4,099	$1,231	$12,035,302	0.7%
Total	$39,309,970	$28,334,002	$55,614,000	$4,099	$1,231	$12,035,302

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$502,811,511	$--	$502,811,511	$--
Money Market Funds	12,035,302	12,035,302	--	--
Total Investments in Securities:	$514,846,813	$12,035,302	$502,811,511	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	24.0%
Transportation	22.0%
Health Care	14.5%
Education	11.3%
Water & Sewer	7.8%
Special Tax	7.3%
Electric Utilities	5.3%
Others* (Individually Less Than 5%)	7.8%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $487,604,035)	$502,811,511
Fidelity Central Funds (cost $12,034,099)	12,035,302
Total Investment in Securities (cost $499,638,134)		$514,846,813
Cash		529,104
Receivable for fund shares sold		2,387,004
Interest receivable		4,120,320
Distributions receivable from Fidelity Central Funds		769
Other receivables		760
Total assets		521,884,770
Liabilities
Payable for investments purchased
Regular delivery	$12,027,868
Delayed delivery	11,225,443
Payable for fund shares redeemed	577,653
Distributions payable	646,176
Total liabilities		24,477,140
Net Assets		$497,407,630
Net Assets consist of:
Paid in capital		$481,906,536
Total accumulated earnings (loss)		15,501,094
Net Assets		$497,407,630
Net Asset Value, offering price and redemption price per share ($497,407,630 ÷ 46,919,841 shares)		$10.60

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Interest		$3,528,281
Income from Fidelity Central Funds		10,958
Total income		3,539,239
Expenses
Independent trustees' fees and expenses	$465
Total expenses		465
Net investment income (loss)		3,538,774
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	288,791
Fidelity Central Funds	4,099
Total net realized gain (loss)		292,890
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	3,878,887
Fidelity Central Funds	1,231
Total change in net unrealized appreciation (depreciation)		3,880,118
Net gain (loss)		4,173,008
Net increase (decrease) in net assets resulting from operations		$7,711,782

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,538,774	$5,234,545
Net realized gain (loss)	292,890	18,109
Change in net unrealized appreciation (depreciation)	3,880,118	4,685,607
Net increase (decrease) in net assets resulting from operations	7,711,782	9,938,261
Distributions to shareholders	(3,538,525)	(5,234,873)
Share transactions
Proceeds from sales of shares	250,437,300	245,446,453
Reinvestment of distributions	5	34
Cost of shares redeemed	(69,201,563)	(127,065,147)
Net increase (decrease) in net assets resulting from share transactions	181,235,742	118,381,340
Total increase (decrease) in net assets	185,408,999	123,084,728
Net Assets
Beginning of period	311,998,631	188,913,903
End of period	$497,407,630	$311,998,631
Other Information
Shares
Sold	23,777,747	23,891,928
Issued in reinvestment of distributions	1	3
Redeemed	(6,575,180)	(12,432,781)
Net increase (decrease)	17,202,568	11,459,150

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.50	$10.35	$9.85	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B	.092	.232	.275	.261	.040
Net realized and unrealized gain (loss)	.102	.153	.531	(.193)	.041
Total from investment operations	.194	.385	.806	.068	.081
Distributions from net investment income	(.094)	(.235)	(.278)	(.258)	(.040)
Distributions from net realized gain	–	–	(.028)	–	(.001)
Total distributions	(.094)	(.235)	(.306)	(.258)	(.041)
Net asset value, end of period	$10.60	$10.50	$10.35	$9.85	$10.04
Total ReturnC	1.85%	3.79%	8.26%	.71%	.81%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	- %G
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	- %G
Expenses net of all reductionsF	- %G	-%	-%	-%	- %G
Net investment income (loss)	1.78%G	2.26%	2.70%	2.69%	1.81%G
Supplemental Data
Net assets, end of period (000 omitted)	$497,408	$311,999	$188,914	$110,680	$10,128
Portfolio turnover rateH	6%G	24%	18%	73%	35%I

 A For the period October 12, 2017 (commencement of operations) to December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

Fidelity Flex Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$15,592,348
Gross unrealized depreciation	(382,288)
Net unrealized appreciation (depreciation)	$15,210,060
Tax cost	$499,636,753

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Municipal Income Fund	172,339,490	9,956,756

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity Flex Municipal Income Fund	- %-C
Actual		$1,000.00	$1,018.50	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

XLI-SANN-0821
1.9884857.103

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 19, 2021